                                           Filed Pursuant to Rule 485(a)
                                           Registration No.      2-71299
                                                                 811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                                    ---------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---
         Pre-Effective Amendment No. ______                                 ___
         Post-Effective Amendment No.   62                                   X
                                      -----                                 ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                            ---
         Amendment No.   62                                                  X
                       ------                                               ---

                        FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 909 A Street, Tacoma, Washington           98402
               -------------------------------------      --------
              (Address of Principal Executive Office)    (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



 Gregory J. Lyons, Associate General Counsel          Robert Fulton, Esq.
      Frank Russell Investment Company          Stradley, Ronon, Stevens & Young
                909 A Street                        2600 One Commerce Street
          Tacoma, Washington 98402                Philadelphia, PA 19103-8120
                253-596-2406                              215-564-8042

________________________________________________________________________________
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

         ( )  immediately upon filing pursuant to paragraph (b)
         ( )  on (date) pursuant to paragraph (b)
         (X)  60 days after filing pursuant to paragraph (a)(1)
         ( )  on (date) pursuant to paragraph (a)(1)
         ( )  75 days after filing pursuant to paragraph (a)(2)
         ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
         If appropriate, check the following box:
         ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                FRANK RUSSELL INVESTMENT COMPANY

     INSTITUTIONAL FUNDS

           Institutional Funds

         PROSPECTUS
         CLASS E AND I SHARES:
         EQUITY I FUND
         EQUITY Q FUND
         EQUITY II FUND
         SELECT GROWTH FUND
         SELECT VALUE FUND
         EQUITY III FUND
         INTERNATIONAL FUND
         FIXED INCOME I FUND
         FIXED INCOME III FUND

         CLASS E AND S SHARES:

         REAL ESTATE SECURITIES FUND
         EMERGING MARKETS FUND
         SHORT TERM BOND FUND


         ________________, 2003


         909 A STREET, TACOMA WA  98402 . 800-787-7354

         As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                                Table of Contents


Risk/Return Summary ...................................................................    1
   Investment Objective, Principal Investment Strategies and Principal Risks ..........    1
   Performance ........................................................................    8
   Fees and Expenses ..................................................................   21
Summary Comparison of the Funds .......................................................   24
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ................   24
Investment Objective and Principal Investment Strategies ..............................   26
Risks .................................................................................   39
Management of the Funds ...............................................................   43
The Money Managers ....................................................................   45
Portfolio Turnover ....................................................................   45
Dividends and Distributions ...........................................................   45
Taxes .................................................................................   47
How Net Asset Value is Determined .....................................................   48
Distribution and Shareholder Servicing Arrangements ...................................   48
How to Purchase Shares ................................................................   48
Exchange Privilege ....................................................................   50
How to Redeem Shares ..................................................................   50
Payment of Redemption Proceeds ........................................................   51
Other Things to Know About Share Transactions .........................................   51
Account Policies ......................................................................   52
Financial Highlights ..................................................................   53
Money Manager Information .............................................................   77

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks

EQUITY I FUND

      Investment Objective    To provide income and capital growth by investing
                              principally in equity securities.

      Principal Investment    The Equity I Fund invests primarily in common
      Strategies              stocks of medium and large capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

      Principal Risks         An investment in the Equity I Fund, like any
                              investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets.
                              The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND

      Investment Objective    To provide a total return greater than the total
                              return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

      Principal Investment    The Equity Q Fund invests primarily in common
      Strategies              stocks of medium and large capitalization
                              companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

      Principal Risks         An investment in the Equity Q Fund, like any
                              investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND

      Investment Objective    To maximize total return primarily through capital
                              appreciation and assuming a higher level of volatility than the Equity I Fund.

      Principal Investment    The Equity II Fund invests primarily in common
      Strategies              stocks of small and medium capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                              A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks         An investment in the Equity II Fund, like any
                              investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND

      Investment Objective    To provide capital appreciation.

      Principal Investment    The Select Growth Fund invests primarily in large
      Strategies              and medium capitalization stocks with some
                              exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                              Small capitalization companies include all other
                              US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                              The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

      Principal Risks         An investment in the Select Growth Fund, like any
                              investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND

      Investment Objective    To provide capital appreciation.


      Principal Investment    The Select Value Fund invests primarily in large
      Strategies              and medium capitalization stocks with some
                              exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                              Small capitalization companies include all other
                              US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.


                              The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

      Principal Risks         An investment in the Select Value Fund, like any
                              investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND

      Investment              To provide capital appreciation.
      Objective

      Principal               The Equity III Fund invests primarily in common
      Investment Strategies   stocks of medium and large capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                              Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

      Principal Risks         An investment in the Equity III Fund, like any
                              investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL FUND

      Investment Objective    To provide favorable total return and additional
                              diversification for US investors.

      Principal Investment    The International Fund invests primarily in equity
      Strategies              securities issued by companies domiciled outside
                              the US and in depository receipts, which represent ownership of securities of non-US companies. The
                              Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.
                              This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                              A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks         An investment in the International Fund, like any
                              investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND

      Investment              To provide effective diversification against
      Objective               equities and a stable level of cash flow by
                              investing in fixed-income securities.

      Principal               The Fixed Income I Fund invests primarily in
      Investment Strategies   investment grade fixed-income securities. In
                              particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).


                              The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was _____ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

      Principal Risks         An investment in the Fixed Income I Fund, like any
                              investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach.
                              Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND

      Investment              To provide maximum total return primarily through
      Objective               capital appreciation and by assuming a higher
                              level of volatility than is ordinarily expected from broad fixed-income market portfolios.

      Principal               The Fixed Income III Fund invests primarily in
      Investment Strategies   fixed-income securities. In particular, the Fund
                              holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The
                              Fund may invest up to 25% of its assets in debt securities that are rated below investment grade.
                              These securities are commonly referred to as "junk bonds."


                              The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was _____ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

      Principal Risks         An investment in the Fixed Income III Fund, like
                              any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

      Investment Objective    To generate a high level of total return through
                              above average current income while maintaining the potential for capital appreciation.


      Principal Investment    The Real Estate Securities Fund seeks to achieve
      Strategies              its objective by concentrating its investments
                              primarily in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                              The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks         An investment in the Real Estate Securities Fund,
                              like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

      Investment              To provide maximum total return primarily through
      Objective               capital appreciation and by assuming a higher
                              level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

      Principal               The Emerging Markets Fund will primarily invest in
      Investment Strategies   equity securities of companies that are located in
                              countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.


                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


      Principal Risks         An investment in the Emerging Markets Fund, like
                              any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND

      Investment              The preservation of capital and the generation of
      Objective               current income consistent with preservation of
                              capital by investing primarily in fixed-income securities with low-volatility characteristics.

      Principal               The Short Term Bond Fund invests primarily in
      Investment Strategies   fixed-income securities. In particular, the Fund
                              holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


                              The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was ____ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

      Principal Risks         An investment in the Short Term Bond Fund, like
                              any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

      An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, of Class S Shares of the Emerging Markets and Short Term Bond Funds and of Class E Shares of the Real Estate Securities Fund varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The return for other Classes of Shares offered by the Funds (both before and after tax) may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class E Shares, as applicable, are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Returns for Class E Shares of each Fund prior to the date the Fund first issued Class E Shares are those of the Fund's Class I or Class S Shares and therefore do not reflect deduction of shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: Emerging Markets Fund--September 22, 1998; Real Estate Securities Fund--November 4, 1996; Short Term Bond Fund--February 18, 1999; and all other Funds--May 14, 1999.

     The returns shown for the Class E Shares of the Real Estate Securities Fund reflect the deduction of Rule 12b-1 distribution fees from the date that Fund's Class E Shares were first issued on November 4, 1996 until May 18, 1998. Effective May 18, 1998, Class E Shares of the Real Estate Securities Fund no longer charged Rule 12b-1 distribution fees, which had reduced returns prior to that date. The results shown have not been increased to reflect the effect of the elimination of those fees.




     Past performance, both before-tax and after-tax, is no indication of future results.

                                  Equity I Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [CHART]

                            1993               11.61%
                            1994                0.79%
                            1995               35.94%
                            1996               23.58%
                            1997               32.02%
                            1998               25.10%
                            1999               18.98%
                            2000              -10.46%
                            2001              -14.49%
                            2002


                 Best Quarter:         _____% (__Q/__)
                 Worst Quarter:        (_____%) (__Q/__)



------------------------------------------------------------------------------------------------------
 Average annual total returns
 for the periods ended December 31, 2002                                   1 Year   5 Years   10 Years
 ---------------------------------------                                   ------   -------   --------
 Return Before Taxes, Class E ...........................................       %         %          %

 Return Before Taxes, Class I ...........................................       %         %          %

 Return After Taxes on Distributions, Class I ...........................       %         %          %

 Return After Taxes on Distributions and Sale of Fund Shares, Class I ...       %         %          %

 Russell 1000(R)Index ...................................................       %         %          %
------------------------------------------------------------------------------------------------------

                                  Equity Q Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [CHART]

                            1993               13.80%
                            1994                0.99%
                            1995               37.91%
                            1996               23.67%
                            1997               33.07%
                            1998               25.98%
                            1999               21.96%
                            2000               -7.30%
                            2001              -10.31%
                            2002


                 Best Quarter:          ______% (__Q/__)
                 Worst Quarter:         (______%) (__Q/__)



------------------------------------------------------------------------------------------------------
 Average annual total returns
 for the periods ended December 31, 2002                                   1 Year   5 Years   10 Years
 ---------------------------------------                                   ------   -------   --------
 Return Before Taxes, Class E                                              _____%         %          %

 Return Before Taxes, Class I                                                   %         %          %

 Return After Taxes on Distributions, Class I                              _____%         %          %

 Return After Taxes on Distributions and Sale of Fund Shares, Class I      _____%         %          %

 Russell 1000 Index                                                             %         %          %
------------------------------------------------------------------------------------------------------

                                 Equity II Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [CHART]

                            1993               16.70%
                            1994               -2.60%
                            1995               28.67%
                            1996               18.51%
                            1997               28.66%
                            1998                0.70%
                            1999               22.60%
                            2000                9.40%
                            2001               -1.93%
                            2002


                         Best Quarter:  _______%  (__Q/__)
                         Worst Quarter: (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns
  for the periods ended December 31, 2002                                                  1 Year       5 Years      10 Years
  ---------------------------------------                                               -------------- -----------  -----------
  Return Before Taxes, Class E ...................................................                  %           %            %

  Return Before Taxes, Class I ...................................................                  %           %            %

  Return After Taxes on Distributions, Class I ...................................                  %           %            %

  Return After Taxes on Distributions and Sale of Fund Shares, Class I ...........                  %           %            %

  Russell 2500(TM)Index ..........................................................                  %           %            %
-------------------------------------------------------------------------------------------------------------------------------

                               Select Growth Fund

                              Annual Total Returns
                        (for the year ended December 31)
                                     Class I

                               [PERFORMANCE GRAPH]

                         Best Quarter:   ______%  (__Q/__)
                         Worst Quarter:  (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------
  Average annual total returns                                                                                  Since
  for the periods ended December 31, 2002                                                        1 Year        Inception*
  ---------------------------------------                                                        ----------    ----------
  Return Before Taxes, Class E ............................................................               %            %

  Return Before Taxes, Class I ............................................................               %            %

  Return After Taxes on Distributions, Class I ............................................               %            %

  Return After Taxes on Distributions and Sale of Fund Shares, Class I ....................               %            %

  Russell 1000(R)Growth Index .............................................................               %            %
-------------------------------------------------------------------------------------------------------------------------



     * The Select Growth Fund commenced operations on January 31, 2001.

                                Select Value Fund

                              Annual Total Returns
                        (for the year ended December 31)
                                     Class I

                               [PERFORMANCE GRAPH]

                         Best Quarter: ______%  (__Q/__)
                        Worst Quarter: (______%) (__Q/__)



------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns                                                                                        Since
  for the periods ended December 31, 2002                                                              1 Year       Inception*
  ---------------------------------------                                                              ----------   ----------
  Return Before Taxes, Class E ...................................................................             %            %

  Return Before Taxes, Class I ...................................................................             %            %

  Return After Taxes on Distributions, Class I ...................................................             %            %

  Return After Taxes on Distributions and Sale of Fund Shares, Class I ...........................             %            %

  Russell 1000(R)Value Index .....................................................................              %            %
------------------------------------------------------------------------------------------------------------------------------



   * The Select Value Fund commenced operations on January 31, 2001.

                                 Equity III Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [CHART]

                            1993               14.95%
                            1994                1.16%
                            1995               35.96%
                            1996               20.90%
                            1997               33.13%
                            1998               11.53%
                            1999                0.25%
                            2000                1.15%
                            2001               -7.51%
                            2002


                         Best Quarter:          _______%  (__Q/__)
                         Worst Quarter:         (______%) (__Q/__)



------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns
  for the periods ended December 31, 2002                                                   1 Year       5 Years     10 Years
  ---------------------------------------                                                 -----------  ----------  -----------
  Return Before Taxes, Class E ...................................................                 %           %           %

  Return Before Taxes, Class I ...................................................                 %           %           %

  Return After Taxes on Distributions, Class I ...................................                 %           %           %

  Return After Taxes on Distributions and Sale of Fund Shares, Class I ...........                 %           %           %

  Russell 1000(R)Value Index .....................................................                 %           %           %
------------------------------------------------------------------------------------------------------------------------------

                               International Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [CHART]

                            1993               35.56%
                            1994                5.38%
                            1995               10.71%
                            1996                7.98%
                            1997                0.58%
                            1998               13.52%
                            1999               30.46%
                            2000              -11.35%
                            2001              -21.80%
                            2002


                         Best Quarter:          _______%  (__Q/__)
                         Worst Quarter:         (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns
  for the periods ended December 31, 2002                                                  1 Year          5 Years     10 Years
  --------------------------------------                                                -------------   ------------  ---------
  Return Before Taxes, Class E ...................................................                 %              %          %

  Return Before Taxes, Class I ...................................................                 %              %          %

  Return After Taxes on Distributions, Class I ...................................                 %              %          %

  Return After Taxes on Distributions and Sale of Fund Shares, Class I ...........                 %              %          %

  MSCI EAFE Index ................................................................                 %              %          %
-------------------------------------------------------------------------------------------------------------------------------

                               Fixed Income I Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                     [CHART]

                            1993               10.46%
                            1994               -2.97%
                            1995               18.03%
                            1996                3.75%
                            1997                9.42%
                            1998                8.37%
                            1999               -1.04%
                            2000               11.51%
                            2001                8.09%
                            2002


                    Best Quarter:            ______% (__Q/__)
                    Worst Quarter:           (______%) (__Q/__)



----------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                                   1 Year    5 Years   10 Years
---------------------------------------                                                  --------  ---------  --------
Return Before Taxes, Class E ..........................................................      %          %         %

Return Before Taxes, Class I ..........................................................      %          %         %

Return After Taxes on Distributions, Class I ..........................................      %          %         %

Return After Taxes on Distributions and Sale of Fund Shares, Class I ..................      %          %         %

Lehman Brothers Aggregate Bond Index ..................................................      %          %         %


30-Day Yields for the year ended December 31, 2002                                        Current
--------------------------------------------------                                       ---------

Class E ...............................................................................      %

Class I ...............................................................................      %
----------------------------------------------------------------------------------------------------------------------


   To obtain current yield information, please call 1-800-787-7354.

                              Fixed Income III Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [CHART]

                            1994               -3.89%
                            1995               17.99%
                            1996                4.88%
                            1997                9.64%
                            1998                6.80%
                            1999               -0.29%
                            2000               10.31%
                            2001                7.62%
                            2002


                    Best Quarter:            ______% (__Q/__)
                    Worst Quarter:           (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                                                    Since
for the periods ended December 31, 2002                                                   1 Year    5 Years    Inception
---------------------------------------                                                  --------  ---------  -----------
Return Before Taxes, Class E ..........................................................      %          %          %

Return Before Taxes, Class I ..........................................................      %          %          %

Return After Taxes on Distributions, Class I ..........................................      %          %          %

Return After Taxes on Distributions and Sale of Fund Shares, Class I ..................      %          %          %

Lehman Brothers Aggregate Bond Index ..................................................      %          %          %


30-Day Yields for the year ended December 31, 2002                                        Current
--------------------------------------------------                                       ---------

Class E ...............................................................................      %

Class I ...............................................................................      %
-------------------------------------------------------------------------------------------------------------------------


*  The Fixed Income III Fund commenced operations on January 29, 1993.

  To obtain current yield information, please call 1-800-787-7354.

                           Real Estate Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993               17.42%
                            1994                7.24%
                            1995               10.87%
                            1996               36.81%
                            1997               18.99%
                            1998              -15.94%
                            1999                0.54%
                            2000               29.36%
                            2001                7.68%
                            2002


                        Best Quarter:     ______%(__Q/__)
                        Worst Quarter:    (______%) (__Q/__)




-------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns
  for the periods ended December 31, 2002                                                      1 Year      5 Years    10 years
  ---------------------------------------                                                    ----------  ----------- ----------
  Return Before Taxes, Class E .........................................................              %            %          %

  Return Before Taxes, Class S .........................................................              %            %          %

  Return After Taxes on Distributions, Class S .........................................              %            %          %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S .................              %            %          %

  NAREIT Equity REIT Index .............................................................              %            %          %
-------------------------------------------------------------------------------------------------------------------------------

                              Emerging Markets Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1994               -5.83%
                            1995               -8.21%
                            1996               12.26%
                            1997               -3.45%
                            1998              -27.57%
                            1999               49.03%
                            2000              -30.76%
                            2001               -3.38%
                            2002


                        Best Quarter:      ______% (__Q/__)
                        Worst Quarter:     (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2002                                                  1 Year       5 Years     Inception*
   ---------------------------------------                                                ----------    ---------   ------------
   Return Before Taxes, Class E .......................................................            %            %            %

   Return Before Taxes, Class S .......................................................            %            %            %

   Return After Taxes on Distributions, Class S .......................................            %            %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class S ...............            %            %            %

   MSCI Emerging Markets Free Index** .................................................            %            %            %

   S&P/IFC Investable Composite Index** ...............................................            %            %            %
-------------------------------------------------------------------------------------------------------------------------------


   * The Emerging Markets Fund commenced operations on January 29, 1993.


   **The Fund believes that the MSCI Emerging Markets Free Index is now a more widely accepted and appropriate broad-based securities market index for the Fund than the S&P/IFC Investable Composite Index.

                              Short Term Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993                6.98%
                            1994                0.82%
                            1995                9.95%
                            1996                4.76%
                            1997                6.02%
                            1998                6.09%
                            1999                3.03%
                            2000                7.63%
                            2001                8.30%
                            2002

                         Best Quarter:     ______% (__Q/__)
                         Worst Quarter:   (______%) (__Q/__)


-------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns
  for the periods ended December 31, 2002                                                        1 Year    5 Years     10 Years
  ---------------------------------------                                                       --------- ----------   --------
  Return Before Taxes, Class E ............................................................            %           %         %

  Return Before Taxes, Class S ............................................................            %           %         %

  Return After Taxes on Distributions, Class S ............................................            %           %         %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S ....................            %           %         %

  Merrill Lynch 1-2.99 Years Treasury Index ...............................................            %           %         %

  30-Day Yields for the year ended December 31, 2002                                            Current
  --------------------------------------------------                                            -------

  Class E .................................................................................            %

  Class S .................................................................................            %
-------------------------------------------------------------------------------------------------------------------------------


      To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses


     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                      Maximum Sales
                                                   Maximum Sales      Charge (Load)
                                                   Charge (Load)       Imposed on        Maximum Deferred
                                                    Imposed on         Reinvested          Sales Charge      Redemption    Exchange
                                                     Purchases          Dividends             (Load)            Fees         Fees
                                                 -----------------  -----------------                       ------------  ----------
All Funds, Classes E, I and S .................            None              None                  None             None        None

     If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.


                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                        Other Expenses
                                                          (including
                                                        Administrative      Total Gross
                                                            Fees and        Annual Fund       Fee Waivers           Total Net
                                           Advisory       Shareholder        Operating        and Expense          Annual Fund
                                              Fee       Servicing Fees)       Expenses      Reimbursements#     Operating Expenses
                                         ------------ ------------------- --------------- ------------------- ----------------------
Class E Shares*
   Equity I Fund ......................      0.55%             %                 %                 %                    %
   Equity Q Fund ......................      0.55%             %                 %                 %                    %
   Equity II Fund .....................      0.70%             %                 %                 %                    %
   Select Growth Fund# ................      0.80%             %                 %                 %                    %
   Select Value Fund# .................      0.70%             %                 %                 %                    %
   Equity III Fund ....................      0.55%             %                 %                 %                    %
   International Fund .................      0.70%             %                 %                 %                    %
   Fixed Income I Fund ................      0.25%             %                 %                 %                    %
   Fixed Income III Fund# .............      0.50%             %                 %                 %                    %
   Real Estate Securities Fund# .......      0.80%             %                 %                 %                    %
   Emerging Markets Fund ..............      1.15%             %                 %                 %                    %
   Short Term Bond Fund# ..............      0.45%             %                 %                 %                    %

Class I Shares
   Equity I Fund ......................      0.55%             %                 %                 %                    %
   Equity Q Fund ......................      0.55%             %                 %                 %                    %
   Equity II Fund .....................      0.70%             %                 %                 %                    %
   Select Growth Fund# ................      0.80%             %                 %                 %                    %
   Select Value Fund# .................      0.70%             %                 %                 %                    %
   Equity III Fund ....................      0.55%             %                 %                 %                    %
   International Fund .................      0.70%             %                 %                 %                    %
   Fixed Income I Fund ................      0.25%             %                 %                 %                    %
   Fixed Income III Fund ..............      0.50%             %                 %                 %                    %

Class S Shares
   Real Estate Securities Fund ........      0.80%             %                 %                 %                    %
   Emerging Markets Fund ..............      1.15%             %                 %                 %                    %
   Short Term Bond Fund# ..............      0.45%             %                 %                 %                    %

* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.


# For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until ____________________, up to the full amount of its _____% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until _________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed _____% and _____%, respectively, of the average daily net assets of those Classes on an annual basis.


     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until ___________________, up to the full amount of its _____% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until _____________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed _____% and _____%, respectively, of the average daily net assets of those Classes on an annual basis.


     For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, at least until _____________________, up to the full amount of its transfer agency fees for the Class E Shares to the extent that such fees exceed ______% of the average daily net assets of that Class on an annual basis. Transfer agency fees are Class-level expenses for the Fixed Income III Fund.


     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ________________________, up to the full amount of its ______% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


       In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _______________________.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                                                    1 Year     3 Years    5 Years    10 Years
                                                                                   --------- ----------- ---------- -----------
Class E Shares
   Equity I Fund ............................................................      $         $           $          $
   Equity Q Fund ............................................................
   Equity II Fund ...........................................................
   Select Growth Fund .......................................................
   Select Value Fund ........................................................
   Equity III Fund ..........................................................
   International Fund .......................................................
   Fixed Income I Fund ......................................................
   Fixed Income III Fund ....................................................
   Real Estate Securities Fund ..............................................
   Emerging Markets Fund ....................................................
   Short Term Bond Fund .....................................................

Class I Shares
   Equity I Fund ............................................................      $         $           $          $
   Equity Q Fund ............................................................
   Equity II Fund ...........................................................
   Select Growth Fund .......................................................
   Select Value Fund ........................................................
   Equity III Fund ..........................................................
   International Fund .......................................................
   Fixed Income I Fund ......................................................
   Fixed Income III Fund ....................................................

Class S Shares
   Real Estate Securities Fund ..............................................
   Emerging Markets Fund ....................................................      $         $           $          $
   Short Term Bond Fund .....................................................

                         SUMMARY COMPARISON OF THE FUNDS

                              Fund                                                           Focus
---------------------------------------------------------------  ------------------------------------------------------------
Equity I Fund ...............................................    Income and capital growth
Equity Q Fund ...............................................    Total return
Equity II Fund ..............................................    Maximum total return primarily through capital appreciation
Select Growth Fund ..........................................    Maximum total return primarily through capital appreciation
Select Value Fund ...........................................    Maximum total return primarily through capital appreciation
Equity III Fund .............................................    Capital appreciation
International Fund ..........................................    Total return
Fixed Income I Fund .........................................    Current income and diversification
Fixed Income III Fund .......................................    Maximum total return primarily through capital appreciation
Real Estate Securities Fund .................................    Total return
Emerging Markets Fund .......................................    Maximum total return primarily through capital appreciation
Short Term Bond Fund ........................................    Preservation of capital and generation of current income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

      Three functions form the core of Russell's consulting services:

      . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

      . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income o securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

      . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations o ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

       Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES

EQUITY I FUND

      Investment Objective    To provide income and capital growth by investing
                              principally in equity securities.

      Principal Investment    The Equity I Fund invests primarily in common
      Strategies              stocks of medium and large capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                  .   Growth Style emphasizes investments in
                                      equity securities of companies with
                                      above-average earnings growth prospects.

                                  .   Value Style emphasizes investments in
                                      equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                  .   Market-Oriented Style emphasizes
                                      investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                              Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund intends to be fully invested at all times.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY Q FUND

      Investment Objective    To provide a total return greater than the total
                              return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

      Principal Investment    The Equity Q Fund invests primarily in common
      Strategies              stocks of medium and large capitalization
                              companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                              The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                              The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                              The Fund intends to be fully invested at all times.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY II FUND

      Investment Objective    To maximize total return primarily through capital
                              appreciation and assuming a higher level of volatility than the Equity I Fund.

      Principal Investment    The Equity II Fund invests primarily in common
      Strategies              stocks of small and medium capitalization
                              companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                              The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                  .   Growth Style emphasizes investments in
                                      equity securities of companies with
                                      above-average earnings growth prospects.

                                  .   Value Style emphasizes investments in
                                      equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                  .   Market-Oriented Style emphasizes
                                      investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund intends to be fully invested at all times.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND

      Investment Objective    To provide capital appreciation.

      Principal Investment    The Select Growth Fund invests primarily in large
      Strategies              and medium capitalization stocks with some
                              exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                              Small capitalization companies include all other
                              US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                              The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund intends to be fully invested at all times.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND

      Investment Objective    To provide capital appreciation.

      Principal Investment    The Select Value Fund invests primarily in large
      Strategies              and medium capitalization value stocks with some
                              exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                              Small capitalization companies include all other
                              US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                              The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund intends to be fully invested at all times.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND

      Investment Objective    To provide capital appreciation.

      Principal Investment    The Equity III Fund invests primarily in common
                              stocks of medium and large

     Strategies               capitalization companies, most of which are US
                              based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                              The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                  . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                                  .   Low Price/Earnings Ratio Substyle
                                      emphasizes investments in equity
                                      securities of companies that are
                                      considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund intends to be fully invested at all times.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND

      Investment Objective    To provide favorable total return and additional
                              diversification for US investors.

      Principal Investment    The International Fund invests primarily in equity
      Strategies              securities issued by companies domiciled outside
                              the US and in depository receipts which represent ownership of securities of non-US companies. The
                              Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.
                              Because international equity investment
                              performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                              The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                  .   Growth Style emphasizes investments in
                                      equity securities of companies with
                                      above-average earnings growth prospects.

                                  .   Value Style emphasizes investments in
                                      equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                  .   Market-Oriented Style emphasizes
                                      investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund intends to be fully invested at all times.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND

      Investment              To provide effective diversification against
      Objective               equities and a stable level of cash flow by
                              investing in fixed-income securities.

      Principal               The Fixed Income I Fund invests primarily in
      Investment Strategies   investment grade fixed-income securities. Fixed
                              income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
                              (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The
                              Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                              The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                              The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND

      Investment              To provide maximum total return primarily through
      Objective               capital appreciation and by assuming a higher
                              level of volatility than is ordinarily expected from broad fixed-income market portfolios.

      Principal  Investment   The Fixed Income III Fund invests primarily in
      Strategies              fixed-income securities. Fixed income securities,
                              also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                              The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


                              The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                              The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND

      Investment              To generate a high level of total return through
      Objective               above average current income while maintaining the
                              potential for capital appreciation.


      Principal Investment    The Real Estate Securities Fund seeks to achieve
      Strategies              its objective by concentrating its investments
                              primarily in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                              The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.


                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded funds or mutual funds. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                              A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

      Investment Objective    To provide maximum total return primarily through
                              capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

      Principal Investment    The Emerging Markets Fund will primarily invest in
      Strategies              equity securities of companies that are located in
                              countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the
                              Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                              The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                              The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                              Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

      Investment Objective    The preservation of capital and the generation of
                              current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

      Principal Investment    The Short Term Bond Fund invests primarily in
      Strategies              fixed-income securities. Fixed income securities,
                              also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The
                              Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non- fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                              The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                              The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                              The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

           Risk Associated With                                     Description                                 Relevant Fund
-------------------------------------------   ---------------------------------------------------------     ---------------------
Multi-Manager Approach                        The investment styles employed by a Fund's money              All Funds
                                              managers may not be complementary. The interplay of the
                                              various strategies employed by a Fund's multiple money
                                              managers may result in a Fund holding a concentration
                                              of certain types of securities. This concentration may
                                              be beneficial or detrimental to a Fund's performance
                                              depending upon the performance of those securities and
                                              the overall economic environment. The multi-manager
                                              approach could result in a high level of portfolio
                                              turnover, resulting in higher Fund brokerage expenses
                                              and increased tax liability from a Fund's realization
                                              of capital gains.

Equity Securities                             The value of equity securities will rise and fall in          Equity I
                                              response to the activities of the company that issued the     Equity II
                                              stock, general market conditions and/or economic              Equity III
                                              conditions.                                                   Equity Q
                                                                                                            International
                                                                                                            Emerging Markets
                                                                                                            Real Estate
                                                                                                            Securities
                                                                                                            Select Growth
                                                                                                            Select Value

      .  Value Stocks                         Investments in value stocks are subject to risks that         Equity I
                                              (i) their intrinsic values may never be realized by the       Equity II
                                              market or (ii) such stock may turn out not to have been       Equity III
                                              undervalued.                                                  Equity Q
                                                                                                            International
                                                                                                            Select Value

      .  Growth Stocks                        Growth company stocks may provide minimal dividends           Equity I
                                              which could otherwise cushion stock prices in a market        Equity II
                                              decline. The value of growth company stocks may rise          Equity Q
                                              and fall significantly based, in part, on investors'          Enternational
                                              perceptions of the company, rather than on fundamental        Select Growth
                                              analysis of the stocks.

      .  Market-Oriented                      Market-oriented investments are generally subject to          Equity I
         Investments                          the risks associated with growth and value stocks.            Equity II
                                                                                                            Equity Q
                                                                                                            International

      .  Securities of Small                  Investments in smaller companies may involve greater          Equity II
         Capitalization Companies             risks because these companies generally have a limited        Select Growth
                                              track record. Smaller companies often have narrower           Select Value
                                              markets and more limited managerial and financial
                                              resources than larger, more established companies. As a
                                              result, their performance can be more volatile, which
                                              may increase the volatility of a Fund's portfolio.

Fixed-Income Securities                       Prices of fixed-income securities rise and fall in            Short Term Bond
                                              response to interest rate changes. Generally, when            Fixed Income I
                                              interest rates rise, prices of fixed-income securities        Fixed Income III
                                              fall. The longer the duration of the security, the more
                                              sensitive the security is to this risk. A 1% increase
                                              in interest rates would reduce the value of a $100 note
                                              by approximately one dollar if it had a one-year
                                              duration. There is also a risk that fixed income
                                              securities will be downgraded in credit rating or go
                                              into default. Lower-rated bonds and bonds with larger
                                              final maturities generally have higher credit risks.

      .  Non-Investment Grade                 Although lower rated debt securities generally offer a        Short Term Bond
         Fixed-Income Securities              higher yield than higher rated debt securities, they          Fixed Income III
                                              involve higher risks. They are especially subject to:

                                                  .  Adverse changes in general economic
                                                     conditions and in the industries in which
                                                     their issuers are engaged,

                                                  .  Changes in the financial condition of their
                                                     issuers and

                                                  .  Price fluctuations in response to changes in
                                                     interest rates.

                                              As a result, issuers of lower rated debt securities are
                                              more likely than other issuers to miss principal and
                                              interest payments or to default which could result in a
                                              loss to a Fund.

International Securities                      A Fund's return and net asset value may be                    International
                                              significantly affected by political or economic               Emerging Markets
                                              conditions and regulatory requirements in a particular        Short Term Bond
                                              country. Non-US markets, economies and political              Fixed Income I
                                              systems may be less stable than US markets, and changes       Fixed Income III
                                              in exchange rates of foreign currencies can affect the
                                              value of a Fund's foreign assets. Non-US laws and
                                              accounting standards typically are not as strict as
                                              they are in the US and there may be less public
                                              information available about foreign companies. Non-US
                                              securities markets may be less liquid and have fewer
                                              transactions than US securities markets. Additionally,
                                              international markets may experience delays and
                                              disruptions in securities settlement procedures for a
                                              Fund's portfolio securities.

      .  Non-US Debt Securities               A Fund's non-US debt securities are typically obligations     Short Term Bond
                                              of sovereign governments and corporations. To the extent      Fixed Income I
                                              that a Fund invests a significant portion of its assets in    Fixed Income III
                                              a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional
                                              economic risks associated with foreign investments.

      .  Emerging Market                      Investments in emerging or developing markets involve         Emerging Markets
         Countries                            exposure to economic structures that are generally less       Fixed Income I
                                              diverse and mature, and to political systems which have       Fixed Income III
                                              less stability than those of more developed countries.
                                              Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in
                                              securities settlement procedures for a Fund's portfolio
                                              securities. These securities are particularly subject to a risk of default from political instability.

      .  Instruments of US and                Non-US corporations and banks issuing dollar denominated      Short Term Bond
         Foreign Banks and Branches           instruments in the US are not necessarily subject to the      Fixed Income I
         and Foreign Corporations,            same regulatory requirements that apply to US corporations    Fixed Income III
         Including Yankee Bonds               and banks, such as accounting, auditing and recordkeeping
                                              standards, the public availability of information and, for banks, reserve requirements, loan limitations and
                                              examinations. This adds to the complexity, and may increase the possibility that a non-US corporation or bank may
                                              become insolvent or otherwise unable to fulfill its
                                              obligations on these instruments.

Derivatives (e.g. Futures                     If a Fund incorrectly forecasts interest rates in using       Short Term Bond
Contracts, Options on Futures,                derivatives, the Fund could lose money. Price movements of    Fixed Income I
Interest Rate Swaps)                          a futures contract, option or structured note may not be      Fixed Income III
                                              identical to price movements of portfolio securities or a
                                              securities index resulting in the risk that, when a Fund
                                              buys a futures contract or option as a hedge, the hedge may not be completely effective.

Real Estate Securities                        Just as real estate values go up and down, the value of the   Real Estate Securities
                                              securities of companies involved in the industry, and in
                                              which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks
                                              associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic conditions, increases in
                                              property taxes and changes in tax laws and interest rates.
                                              The value of securities of companies that service the real estate industry may also be affected by such risks.

      .  REITs                                REITs may be affected by changes in the value of the          Real Estate Securities
                                              underlying properties owned by the REITs and by the
                                              quality of tenants' credit. Moreover, the underlying
                                              portfolios of REITs may not be diversified, and therefore
                                              are subject to the risk of investing in a limited number
                                              of properties. REITs are also dependent upon management
                                              skills and are subject to heavy cash flow dependency,
                                              defaults by tenants, self-liquidation and the possibility
                                              of failing either to qualify for tax-free pass through of
                                              income under federal tax laws or to maintain their
                                              exemption from certain federal securities laws.

Municipal Obligations                         Municipal obligations are affected by economic, business      Fixed Income I
                                              or political developments. These securities may be            Fixed Income III
                                              subject to provisions of litigation, bankruptcy and other     Short Term Bond
                                              laws affecting the rights and remedies of creditors, or
                                              may become subject to future laws extending the time for
                                              payment of principal and/or interest, or limiting the
                                              rights of municipalities to levy taxes.

Repurchase Agreements                         Under a repurchase agreement, a bank or broker sells          Fixed Income I
                                              securities to a Fund and agrees to repurchase them at the     Fixed Income III
                                              Fund's cost plus interest. If the value of the securities     Short Term Bond
                                              declines and the bank or broker defaults on its
                                              repurchase obligation, a Fund could incur a loss.

Exposing Liquidity Reserves to                By exposing its liquidity reserves to an equity market,       Equity I
Equity Markets                                principally by use of equity index futures but also by        Equity II
                                              use of exchange traded and over-the-counter options and       Equity III
                                              equity index swaps, a Fund's performance tends to             Equity Q
                                              correlate more closely to the performance of that market      International
                                              as a whole. However, the market performance of these          Real Estate Securities
                                              instruments may not correlate precisely to the                Select Growth
                                              performance of a stock market. This approach increases a      Select Value
                                              Fund's performance if the particular equity market rises      Emerging Markets
                                              and reduces a Fund's performance if the particular equity
                                              market declines.

Securities Lending                            If a borrower of a Fund's securities fails financially,       All Funds
                                              the Fund's recovery of the loaned securities may be
                                              delayed or the Fund may lose its rights to the collateral
                                              which could result in a loss to a Fund.

                             MANAGEMENT OF THE FUNDS


     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.


     FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

     . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


     . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was A employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.


     . Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.


     . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

     . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.


     . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

     . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

     . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.


     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

     The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.60%; Equity Q Fund, 0.60%; Equity II Fund, 0.75%; Select Growth Fund, 0.85%; Select Value Fund, 0.75%; Equity III Fund, 0.60%; International Fund, 0.75%; Fixed Income I Fund, 0.30%; Fixed Income III Fund, 0.55%; Real Estate Securities Fund, 0.85%; Emerging Markets Fund, 1.20%; and Short Term Bond Fund, 0.50%. Of these aggregate amounts 0.05% is attributable to administrative services.


     For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until ______________________, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until __________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed ______% and ______%, respectively, of the average daily net assets of those Classes on an annual basis.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until _______________________, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until __________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class I and Class E exceed ______% and ______%, respectively, of the average daily net assets of those Classes on an annual basis.

     For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, at least until _____________________, up to the full amount of its transfer agency fees for the Class E Shares to the extent that such fees exceed ______% of the average daily net assets of that Class on an annual basis. Transfer agency fees are a Class-level expense for the Fixed Income III Fund.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ____________________, an amount up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).


                               THE MONEY MANAGERS

     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                               PORTFOLIO TURNOVER

     The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

                Declared                    Payable                                     Funds
                --------    ----------------------------------------   ----------------------------------------
Quarterly ...............   Mid: April, July, October and December     Equity I, Equity III, Equity Q, Real
                                                                       Estate Securities, Short Term Bond,
                                                                       Fixed Income I, Fixed Income III and
                                                                       Select Value Funds

Annually ................   Mid-December                               International, Emerging Markets,

                                               Equity II and Select Growth Funds

Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment


     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q, Real Estate Securities, Select Growth or Select Value Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

     Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


     Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


     The Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds offer multiple Classes of Shares in this
Prospectus: Class E Shares and Class I Shares. The Emerging Markets and Short Term Bond Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares. The Select Growth, Select Value and Real Estate Securities Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class I Shares.


     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class I and Class S Shares do not participate in the shareholder servicing plan.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

     Minimum Investment for the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds. For each of the Class E and Class I Shares of these Funds, there is a $250,000 minimum initial investment for each account in each Fund.


     Minimum Investment for the Real Estate Securities, Emerging Markets and Short Term Bond Funds. For each of the Class E and Class S Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund.

     Minimum Investment for the Select Growth and Select Value Funds. For the Class E Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund. For the Class I Shares of these Funds, there is a minimum initial investment of $250,000 for each account in each Fund.

     Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

     Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

     Each Fund reserves the right to reject any purchase order for any reason.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.




Offering Dates and Times


     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures


     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.





Automated Investment Program


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

By Mail or Telephone


     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.


In-Kind Exchange of Securities

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


Systematic Exchange Program

     If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.


                              HOW TO REDEEM SHARES


     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.


Redemption Dates and Times


     Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.




Systematic Withdrawal Program


     If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

     The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

          .    The Fund name and account number

          .    Details related to the transaction including type and amount

          .    Signatures of all owners exactly as registered on the account

          .    Any supporting legal documentation that may be required

Responsibility for Fraud

     Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts


     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request. No Shares of any class of the Select Growth or Select Value Funds were issued during the periods shown. No Class I Shares of the Real Estate Securities Fund were issued during the periods shown.


Equity I Fund--Class E Shares


                                                                      Fiscal Year Ended
                                                                         October 31,
                                                                   -----------------------
                                                                      2002       2001            2000*         1999**
                                                                   ---------  -----------    ------------   -----------
Net Asset Value, Beginning of Period ............................             $     35.21    $      37.51   $     38.01

Income From Operations
   Net investment income(a) .....................................                     .15             .11           .13
   Net realized and unrealized gain (loss) ......................                   (9.62)          (1.64)         3.11
      Total income from operations ..............................                   (9.47)          (1.53)         3.24

Distributions
   From net investment income ...................................                    (.13)           (.14)         (.12)
   From net realized gain .......................................                    (.36)           (.63)        (3.62)
      Total distributions .......................................                    (.49)           (.77)        (3.74)
Net Asset Value, End of Period ..................................             $     25.25    $      35.21   $     37.51

Total Return (%)(b) .............................................                  (27.13)          (4.02)         8.97

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....................                  30,646          43,171        49,284
   Ratios to average net assets (%)(c):
      Operating expenses ........................................                     .92             .96           .95
      Net investment income .....................................                     .51             .38           .57

   Portfolio turnover rate (%) ..................................                  144.94          144.37        111.56



*   For the ten months ended October 31, 2000.
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity I Fund--Class I Shares


                                                 Fiscal Year Ended
                                                    October 31,                                   Year Ended December 31,
                                                -------------------               -------------------------------------------------
                                                 2002       2001         2000*       1999          1998        1997         1996
                                                         ----------  ------------ -----------  -----------  -----------  ----------
Net Asset Value, Beginning of Period .........           $   35.21   $     37.46  $    35.17   $    30.51   $    30.34   $   28.00
                                                         ----------  ------------ -----------  -----------  -----------  ----------

Income From Operations
   Net investment income(a) ..................                 .22           .19         .27          .27          .34         .42
   Net realized and unrealized gain (loss) ...               (9.63)        (1.63)       6.18         7.10         8.89        5.96
                                                         ----------  ------------ -----------  -----------  -----------  ----------
      Total income from operations ...........               (9.41)        (1.44)       6.45         7.37         9.23        6.38
                                                         ----------  ------------ -----------  -----------  -----------  ----------

Distributions
   From net investment income ................                (.21)         (.18)       (.28)        (.27)        (.34)       (.42)
   From net realized gain ....................                (.36)         (.63)      (3.88)       (2.44)       (8.72)      (3.62)
                                                         ----------  ------------ -----------  -----------  -----------  ----------
      Total distributions ....................                (.57)         (.81)      (4.16)       (2.71)       (9.06)      (4.04)
                                                         ----------  ------------ -----------  -----------  -----------  ----------
Net Asset Value, End of Period ...............           $   25.23   $     35.21  $    37.46   $    35.17   $    30.51   $   30.34
                                                         ==========  ============ ===========  ===========  ===========  ==========

Total Return (%)(b) ..........................              (26.98)        (3.80)      18.98        25.10        32.02       23.58

Ratios/Supplemental Data:
   Net Assets, end of period (in
      thousands) .............................             813,827     1,456,456   1,632,783    1,381,704    1,136,373     961,953
   Ratios to average net assets (%)(c):
      Operating expenses .....................                 .71           .69         .69          .70          .70         .71
      Net investment income ..................                 .72           .64         .72          .82          .96        1.38

   Portfolio turnover rate (%) ...............              144.94        144.37      111.56       100.68       110.75       99.51


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Equity Q Fund--Class E Shares


                                                                        Fiscal Year Ended
                                                                            October 31,
                                                                      ----------------------
                                                                         2002        2001       2000*         1999**
                                                                      ---------  ----------- -----------   -----------
Net Asset Value, Beginning of Period ............................                $    40.70  $    41.58    $    42.99
                                                                                 ----------- -----------   -----------

Income From Operations
   Net investment income(a) .....................................                       .20         .13           .14
   Net realized and unrealized gain (loss) ......................                     (9.75)       (.12)         4.35
                                                                                 ----------- -----------   -----------
      Total income from operations ..............................                     (9.55)        .01          4.49
                                                                                 ----------- -----------   -----------
Distributions
   From net investment income ...................................                      (.17)       (.13)         (.24)
   From net realized gain .......................................                     (1.23)       (.76)        (5.66)
                                                                                 ----------- -----------   -----------
      Total distributions .......................................                     (1.40)       (.89)        (5.90)
                                                                                 ----------- -----------   -----------
Net Asset Value, End of Period ..................................                $    29.75  $    40.70    $    41.58
                                                                                 =========== ===========   ===========

Total Return (%)(b) .............................................                    (23.98)        .17         11.01

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....................                    21,979      25,205        30,746
   Ratios to average net assets (%)(c):
      Operating expenses, net ...................................                       .89         .95           .94
      Operating expenses, gross .................................                       .89         .96           .94
      Net investment income .....................................                       .58         .39           .55

   Portfolio turnover rate (%) ..................................                     79.24       59.91         90.16


*   For the ten months ended October 31, 2000.
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity Q Fund--Class I Shares


                                                         Fiscal Year Ended
                                                            October 31,                           Year Ended December 31,
                                                        -------------------             -------------------------------------------
                                                          2002      2001       2000*       1999         1998       1997      1996
                                                        --------  --------- ----------- ----------- ----------- --------- ---------
Net Asset Value, Beginning of Period ................             $  40.69  $    41.55  $    40.22  $    35.90  $  32.94  $  30.40
                                                                  --------- ----------- ----------- ----------- --------- ---------

Income From Operations
   Net investment income(a) .........................                  .26         .22         .34         .32       .44       .58
   Net realized and unrealized gain (loss) ..........                (9.72)       (.11)       8.03        8.53     10.01      6.33
                                                                  --------- ----------- ----------- ----------- --------- ---------
      Total income from operations ..................                (9.46)        .11        8.37        8.85     10.45      6.91
                                                                  --------- ----------- ----------- ----------- --------- ---------
Distributions
   From net investment income .......................                 (.25)       (.21)       (.38)       (.32)     (.44)     (.59)
   From net realized gain ...........................                (1.23)       (.76)      (6.66)      (4.21)    (7.05)    (3.78)
                                                                  --------- ----------- ----------- ----------- --------- ---------
      Total distributions ...........................                (1.48)       (.97)      (7.04)      (4.53)    (7.49)    (4.37)
                                                                  --------- ----------- ----------- ----------- --------- ---------
Net Asset Value, End of Period ......................             $  29.75  $    40.69  $    41.55  $    40.22  $  35.90  $  32.94
                                                                  ========= =========== =========== =========== ========= =========

Total Return (%)(b) .................................               (23.82)        .40       21.96       25.98     33.07     23.67

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .........              983,176   1,355,536   1,363,336   1,175,900   987,760   818,281
   Ratios to average net assets (%)(c):
      Operating expenses ............................                  .70         .68         .69         .69       .68       .71
      Net investment income .........................                  .77         .66         .80         .85      1.17      1.80

   Portfolio turnover rate (%) ......................                79.24       59.91       90.16       74.56     94.89     74.59


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Equity II Fund--Class E Shares


                                                                              Fiscal Year Ended
                                                                                 October 31,
                                                                              -----------------
                                                                                2002     2001       2000*      1999**
                                                                              -------  --------   --------    --------
Net Asset Value, Beginning of Period ........................................          $  38.33   $  35.71    $  31.37
                                                                                       --------   --------    --------
Income From Operations
   Net investment income(a) .................................................               .12        .03         .02
   Net realized and unrealized gain (loss) ..................................             (5.36)      3.32        5.99
                                                                                       --------   --------    --------
      Total income from operations ..........................................             (5.24)      3.35        6.01
                                                                                       --------   --------    --------

Distributions
   From net investment income ...............................................              (.07)      (.02)       (.01)
   From net realized gain ...................................................             (4.78)      (.71)      (1.66)
                                                                                       --------   --------    --------
      Total distributions ...................................................             (4.85)      (.73)      (1.67)
                                                                                       --------   --------    --------
Net Asset Value, End of Period ..............................................          $  28.24   $  38.33    $  35.71
                                                                                       ========   ========    ========

Total Return (%)(b) .........................................................            (14.86)      9.49       19.55

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................................            29,647     35,498      33,525
   Ratios to average net assets (%)(c):
      Operating expenses, net ...............................................              1.08       1.13        1.17
      Operating expenses, gross .............................................              1.09       1.13        1.17
      Net investment income .................................................               .37        .10         .09

   Portfolio turnover rate (%) ..............................................            134.79     137.51      111.89


*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Equity II Fund--Class I Shares


                                                 Fiscal Year Ended
                                                    October 31,                                  Year Ended December 31,
                                                -------------------             ---------------------------------------------------
                                                   2002     2001       2000*       1999        1998         1997             1996
                                                   ----     ----     --------   ---------   ---------     --------        ---------
Net Asset Value, Beginning of Period ..........          $  38.35    $  35.71   $   30.94   $   32.96     $  30.05        $   28.88
                                                         --------    --------   ---------   ---------     --------        ---------
Income From Operations
   Net investment income(a) ...................               .18         .11         .10         .09          .11              .16
   Net realized and unrealized gain (loss) ....             (5.37)       3.33        6.68         .04         8.11             4.96
                                                         --------    --------   ---------   ---------     --------        ---------
      Total income from operations ............             (5.19)       3.44        6.78         .13         8.22             5.12
                                                         --------    --------   ---------   ---------     --------        ---------

Distributions
   From net investment income .................              (.09)       (.09)       (.10)       (.10)        (.11)            (.16)
   From net realized gain .....................             (4.78)       (.71)      (1.91)      (2.05)       (5.20)           (3.79)
                                                         --------    --------   ---------   ---------     --------        ---------
      Total distributions .....................             (4.87)       (.80)      (2.01)      (2.15)       (5.31)           (3.95)
                                                         --------    --------   ---------   ---------     --------        ---------
Net Asset Value, End of Period ................          $  28.29    $  38.35   $   35.71   $   30.94     $  32.96        $   30.05
                                                         ========    ========   =========   =========     ========        =========

Total Return (%)(b) ...........................            (14.69)       9.73       22.60         .70        28.66            18.51

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...           584,718     769,096     752,530     533,819      482,159          365,955
   Ratios to average net assets (%)(c):
      Operating expenses ......................               .90         .88         .92         .91          .92              .95
      Net investment income ...................               .55         .35         .31         .29          .35              .52

   Portfolio turnover rate (%) ................            134.79      137.51      111.89      128.87       103.00           120.78


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Select Growth Fund--Class E Shares


                                                                                  Fiscal
                                                                                Year Ended
                                                                                October 31,
                                                                                -----------
                                                                                    2002       2001*
                                                                                    ----       -----
Net Asset Value, Beginning of Period .........................................               $  10.00

Income From Operations
   Net investment income (loss)(a) ...........................................                   (.02)
   Net realized and unrealized gain (loss) ...................................                  (3.30)
      Total income from operations ...........................................                  (3.32)
Net Asset Value, End of Period ...............................................               $   6.68

Total Return (%)(b) ..........................................................                 (33.20)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..................................                  2,714
   Ratios to average net assets (%)(c):
      Operating expenses, net ................................................                   1.29
      Operating expenses, gross ..............................................                   2.05
      Net investment income (loss) ...........................................                   (.45)

   Portfolio turnover rate (%) ...............................................                 169.36
-----------------------------------------------------------------------------------------------------


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Select Growth Fund--Class I Shares


                                                                                      Fiscal
                                                                                    Year Ended
                                                                                    October 31,
                                                                                    -----------
                                                                                       2002         2001*
                                                                                    -----------   --------
Net Asset Value, Beginning of Period .............................................                $  10.00
                                                                                                  --------
Income From Operations
   Net investment income(loss)(a)** ..............................................                      --
   Net realized and unrealized gain (loss) .......................................                   (3.29)
                                                                                                  --------
      Total income from operations ...............................................                   (3.29)
                                                                                                  --------
Net Asset Value, End of Period ...................................................                $   6.71
                                                                                                  ========

Total Return (%)(b) ..............................................................                  (32.90)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................................                  21,044
   Ratios to average net assets (%)(c):
      Operating expenses, net ....................................................                      89
      Operating expenses, gross ..................................................                    1.75
      Net investment income (loss) ...............................................                    (.03)

   Portfolio turnover rate (%) ...................................................                  169.36


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**   Less than $.01 per share for the period ended October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Select Value Fund--Class E Shares


                                                                                                      Fiscal
                                                                                                      Year Ended
                                                                                                      October 31,
                                                                                                      -----------
                                                                                                          2002       2001*
                                                                                                          ----       -----
Net Asset Value, Beginning of Period .............................................................                $   10.00
                                                                                                                  ---------

Income From Operations
   Net investment income(a) ......................................................................                      .05
   Net realized and unrealized gain (loss) .......................................................                    (1.48)
                                                                                                                  ---------
      Total income from operations ...............................................................                    (1.43)
                                                                                                                  ---------

Distributions
   From net investment income ....................................................................                     (.04)
                                                                                                                  ---------
Net Asset Value, End of Period ...................................................................                $    8.53
                                                                                                                  =========

Total Return (%)(b) ..............................................................................                   (14.33)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................................................                    3,155
   Ratios to average net assets (%)(c):
      Operating expenses, net ....................................................................                     1.25
      Operating expenses, gross ..................................................................                     1.85
      Net investment income ......................................................................                       76

   Portfolio turnover rate (%) ...................................................................                    71.75


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Value Fund--Class I Shares


                                                                                                        Fiscal
                                                                                                      Year Ended
                                                                                                      October 31,
                                                                                                      -----------
                                                                                                          2002       2001*
                                                                                                          ----       -----
Net Asset Value, Beginning of Period .............................................................                $   10.00
                                                                                                                  ---------

Income From Operations
   Net investment income(a) ......................................................................                      .09
   Net realized and unrealized gain (loss) .......................................................                    (1.48)
                                                                                                                  ---------
      Total income from operations ...............................................................                    (1.39)
                                                                                                                  ---------

Distributions
   From net investment income ....................................................................                     (.07)
                                                                                                                  ---------
Net Asset Value, End of Period ...................................................................                $    8.54
                                                                                                                  =========

Total Return (%)(b) ..............................................................................                   (13.92)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................................................                   28,983
   Ratios to average net assets (%)(c):
      Operating expenses, net ....................................................................                      .79
      Operating expenses, gross ..................................................................                     1.48
      Net investment income ......................................................................                     1.25

   Portfolio turnover rate (%) ...................................................................                    71.75


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity III Fund--Class E Shares


                                                                          Fiscal Year Ended
                                                                             October 31,
                                                                        ---------------------
                                                                           2002       2001         2000*      1999**
                                                                        ---------   ---------    ---------   --------
Net Asset Value, Beginning of Period ................................               $   26.32    $   26.18   $  30.27
                                                                                    ---------    ---------   --------

Income From Operations
   Net investment income(a) .........................................                     .21          .20        .21
   Net realized and unrealized gain (loss) ..........................                   (3.96)         .15      (2.12)
                                                                                    ---------    ---------   --------
      Total income from operations ..................................                   (3.75)         .35      (1.91)
                                                                                    ---------    ---------   --------

Distributions
   From net investment income .......................................                    (.19)        (.21)      (.25)
   From net realized gain ...........................................                      --           --      (1.93)
                                                                                    ---------    ---------   --------
      Total distributions ...........................................                    (.19)        (.21)     (2.18)
                                                                                    ---------    ---------   --------
Net Asset Value, End of Period ......................................               $   22.38    $   26.32   $  26.18
                                                                                    =========    =========   ========

Total Return (%)(b) .................................................                  (14.30)        1.40      (6.13)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .........................                   3,971        6,327      7,927
   Ratios to average net assets (%)(c):
      Operating expenses ............................................                    1.18         1.17       1.03
      Net investment income .........................................                      83           97       1.25

   Portfolio turnover rate (%) ......................................                  118.26       108.39     146.28


*   For the ten months ended October 31, 2000.
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity III Fund--Class I Shares


                                                   Fiscal Year Ended
                                                      October 31,                             Year Ended December 31,
                                                 ----------------------               ----------------------------------------
                                                    2002        2001        2000*       1999       1998      1997       1996
                                                 ---------   ----------   ---------   --------   --------  --------   --------
Net Asset Value, Beginning of Period ..........              $    26.33   $   26.18   $  29.12   $  29.80  $  29.68   $  29.11
                                                             ----------   ---------   --------   --------  --------   --------

Income From Operations
   Net investment income(a) ...................                     .27         .25        .40        .47       .60        .70
   Net realized and unrealized gain (loss) ....                   (3.96)        .15       (.41)      2.75      8.69       5.10
                                                             ----------   ---------   --------   --------  --------   --------
      Total income from operations ............                   (3.69)        .40       (.01)      3.22      9.29       5.80
                                                             ----------   ---------   --------   --------  --------   --------

Distributions
   From net investment income .................                    (.26)       (.25)      (.40)      (.47)     (.61)      (.71)
   From net realized gain .....................                      --          --      (2.53)     (3.43)    (8.56)     (4.52)
                                                             ----------   ---------   --------   --------  --------   --------
      Total distributions .....................                    (.26)       (.25)     (2.93)     (3.90)    (9.17)     (5.23)
                                                             ----------   ---------   --------   --------  --------   --------
Net Asset Value, End of Period ................              $    22.38   $   26.33   $  26.18   $  29.12  $  29.80   $  29.68
                                                             ==========   =========   ========   ========  ========   ========

Total Return (%)(b) ...........................                  (14.09)       1.59        .25      11.53     33.13      20.90

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...                  75,578     129,405    168,361    210,491   242,112    221,778
   Ratios to average net assets (%)(c):
      Operating expenses ......................                     .93         .92        .79        .74       .78        .79
      Net investment income ...................                    1.08        1.22       1.39       1.54      1.77       2.23

   Portfolio turnover rate (%) ................                  118.26      108.39     146.28     135.53    128.86     100.78


 *  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

International Fund--Class E Shares


                                                                              Fiscal Year Ended
                                                                                 October 31,
                                                                          -------------------------
                                                                              2002          2001         2000*        1999**
---------------------------------------------------------------------------------------------------   ----------    ---------
Net Asset Value, Beginning of Period ...................................                 $    39.51   $    46.68    $   39.07

Income From Operations
   Net investment income(a) ............................................                        .28          .53          .24
   Net realized and unrealized gain (loss) .............................                      (9.53)       (6.26)        9.73
      Total income from operations .....................................                      (9.25)       (5.73)        9.97

Distributions
   From net investment income ..........................................                         --           --         (.38)
   From net realized gain ..............................................                      (1.92)       (1.44)       (1.98)
      Total distributions ..............................................                      (1.92)       (1.44)       (2.36)
Net Asset Value, End of Period .........................................                 $    28.34   $    39.51    $   46.68

Total Return (%)(b) ....................................................                     (24.54)      (12.59)       25.87

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ............................                     19,449       25,984       30,541
   Ratios to average net assets (%)(c):
      Operating expenses ...............................................                       1.26         1.28         1.27
      Net investment income ............................................                        .82         1.50          .92

   Portfolio turnover rate (%) .........................................                     111.84       105.17       118.99
-----------------------------------------------------------------------------------------------------------------------------


   *    For the ten months ended October 31, 2000.
   **   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
   (a)  Average month-end shares outstanding were used for this calculation.
   (b)  Periods less than one year are not annualized.
   (c)  The ratios for periods less than one year are annualized.

International Fund--Class I Shares


                                                Fiscal Year Ended
                                                   October 31,                                       Year Ended December 31,
                                              ----------------------                ----------------------------------------------
                                                2002       2001          2000*         1999           1998       1997        1996
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $   39.60     $    46.67   $    38.03   $     34.60  $   37.39   $    36.26

Income From Operations
   Net investment income(a)                                  .34            .64          .43           .52        .46          .44
   Net realized and unrealized gain (loss)                 (9.52)         (6.27)       10.93          4.10       (.28)        2.41
      Total income from operations                         (9.18)         (5.63)       11.36          4.62        .18         2.85

Distributions
   From net investment income                               (.12)            --         (.48)         (.59)      (.55)        (.35)
   From net realized gain                                  (1.92)         (1.44)       (2.24)         (.60)     (2.42)       (1.37)
      Total distributions                                  (2.04)         (1.44)       (2.72)        (1.19)     (2.97)       (1.72)
Net Asset Value, End of Period                         $   28.38     $    39.60   $    46.67   $     38.03  $   34.60   $    37.39

Total Return (%)(b)                                       (24.37)        (12.38)       30.46         13.52        .58         7.98

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)              658,920      1,104,284    1,263,676     1,013,679    972,735      944,380
   Ratios to average net assets (%)(c):
      Operating expenses, net                               1.06           1.00         1.00           .98       1.00         1.04
      Operating expenses, gross                             1.06           1.00         1.00           .98       1.00         1.05
      Net investment income                                 1.00           1.76         1.07          1.38       1.14         1.20

   Portfolio turnover rate (%)                            111.84         105.17       118.99         64.47      79.45        42.69
----------------------------------------------------------------------------------------------------------------------------------


   *   For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
  (b)  Periods less than one year are not annualized.
  (c)  The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class E Shares


                                                                           Fiscal Year Ended
                                                                               October 31,
                                                                         -----------------------
                                                                            2002         2001       2000*      1999**
                                                                         ----------   ----------  ---------  ---------
Net Asset Value, Beginning of Period ..................................               $    20.79  $   20.30  $   21.25
                                                                                      ----------  ---------  ---------
Income From Operations
   Net investment income(a) ...........................................                     1.19       1.07         74
   Net realized and unrealized gain (loss) ............................                     1.58        .40       (.81)
                                                                                      ----------  ---------  ---------
      Total income from operations ....................................                     2.77       1.47       (.07)
                                                                                      ----------  ---------  ---------

Distributions
   From net investment income .........................................                    (1.24)      (.98)      (.88)
                                                                                      ----------  ---------  ---------
Net Asset Value, End of Period ........................................               $    22.32  $   20.79  $   20.30
                                                                                      ==========  =========  =========
Total Return (%)(b) ...................................................                    13.72       7.36       (.32)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........................                   35,123     33,322     35,950
   Ratios to average net assets (%)(c):
      Operating expenses, net .........................................                      .61        .67        .66
      Operating expenses, gross .......................................                      .61        .68        .66
      Net investment income ...........................................                     5.51       6.31       5.79

   Portfolio turnover rate (%) ........................................                   188.97     117.94     138.69


*   For the ten months ended October 31, 2000.
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class I Shares


                                                 Fiscal Year Ended
                                                    October 31,                                Year Ended December 31,
                                               ----------------------              ------------------------------------------------
                                                  2002        2001        2000*       1999        1998        1997         1996
                                               ----------  ----------  ----------  -----------  ----------  ----------  -----------
Net Asset Value, Beginning of Period .........             $    20.79  $    20.27  $     21.76  $    21.51  $    20.99  $     21.59
                                                           ----------  ----------  -----------  ----------  ----------  -----------

Income From Operations
  Net investment income(a) ...................                   1.24        1.13         1.28        1.32        1.37         1.38
  Net realized and unrealized gain (loss) ....                   1.58         .39        (1.50)        .45         .54         (.62)
                                                           ----------  ----------  -----------  ----------  ----------  ------------
     Total income from operations ............                   2.82        1.52         (.22)       1.77        1.91          .76
                                                           ----------  ----------  -----------  ----------  ----------  -----------

Distributions
  From net investment income .................                  (1.29)      (1.00)       (1.25)      (1.31)      (1.39)       (1.36)
  From net realized gain .....................                     --          --         (.02)       (.21)         --           --
                                                           ----------  ----------  -----------  ----------  ----------  -----------
     Total distributions .....................                  (1.29)      (1.00)       (1.27)      (1.52)      (1.39)       (1.36)
                                                           ----------  ----------  -----------  ----------  ----------  -----------
Net Asset Value, End of Period ...............             $    22.32  $    20.79  $     20.27  $    21.76  $    21.51  $     20.99
                                                           ==========  ==========  ===========  ==========  ==========  ===========

Total Return (%)(b) ..........................                  13.98        7.63        (1.04)       8.37        9.42         3.75

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ...                827,324     902,895    1,051,362     978,491     798,252      662,899
  Ratios to average net assets (%)(c):
     Operating expenses ......................                    .39         .40          .39         .39         .42          .42
     Net investment income ...................                   5.75        6.59         6.05        6.03        6.54         6.57

  Portfolio turnover rate (%) ................                 188.97      117.94       138.69      226.70      165.81       147.31


*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Fixed Income III Fund--Class E Shares


                                                                               Fiscal Year Ended
                                                                                   October 31,
                                                                               2002         2001         2000*       1999**
                                                                            ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period .....................................               $    9.77    $    9.61    $   10.12
                                                                                         ---------    ---------    ---------

Income From Operations
   Net investment income(a) ..............................................                     .57          .51          .35
   Net realized and unrealized gain (loss) ...............................                     .61          .11         (.43)
                                                                                         ---------    ---------    ---------
      Total income from operations .......................................                    1.18          .62         (.08)
                                                                                         ---------    ---------    ---------

Distributions
   From net investment income ............................................                    (.58)        (.46)        (.43)
                                                                                         ---------    ---------    ---------
Net Asset Value, End of Period ...........................................               $   10.37    $    9.77    $    9.61
                                                                                         =========    =========    =========
Total Return (%)(b) ......................................................                   12.47         6.55         (.83)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..............................                   6,037        5,362        2,367
   Ratios to average net assets (%)(c):
      Operating expenses, net ............................................                     .93          .99          .94
      Operating expenses, gross ..........................................                     .94         1.15          .94
      Net investment income ..............................................                    5.66         6.37         5.63

   Portfolio turnover rate (%) ...........................................                  165.41       108.08       131.38


*   For the ten months ended October 31, 2000.
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Fixed Income III Fund--Class I Shares


                                                     Fiscal Year Ended
                                                        October 31,                           Year Ended December 31,
                                                    --------------------             ------------------------------------------
                                                       2002       2001      2000*       1999       1998       1997       1996
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period .............             $    9.76  $    9.59  $   10.22  $   10.42  $   10.17  $   10.34
                                                               ---------  ---------  ---------  ---------  ---------  ---------

Income From Operations
  Net investment income(a) .......................                   .59        .53        .59        .62        .63        .64
  Net realized and unrealized gain (loss) ........                   .63        .11       (.62)       .08        .32       (.16)
                                                               ---------  ---------  ---------  ---------  ---------  ---------
     Total income from operations ................                  1.22        .64       (.03)       .70        .95        .48
                                                               ---------  ---------  ---------  ---------  ---------  ---------

Distributions
  From net investment income .....................                  (.62)      (.47)      (.60)      (.62)      (.64)      (.65)
  From net realized gain .........................                    --         --         --       (.28)      (.06)        --
                                                               ---------  ---------  ---------  ---------  ---------  ---------
     Total distributions .........................                  (.62)      (.47)      (.60)      (.90)      (.70)      (.65)
                                                               ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period ...................             $   10.36  $    9.76  $    9.59  $   10.22  $   10.42  $   10.17
                                                               =========  =========  =========  =========  =========  =========
Total Return (%)(b) ..............................                 12.76       6.75       (.29)      6.80       9.64       4.88

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) .......               408,341    456,160    467,268    462,190    382,433    292,077
  Ratios to average net assets (%)(c):
     Operating expenses, net .....................                   .72        .73        .69        .67        .70        .73
     Operating expenses, gross ...................                   .72        .74        .69        .67        .70        .73
     Net investment income .......................                  5.87       6.58       5.91       5.91       6.13       6.32

  Portfolio turnover rate (%) ....................                165.41     108.08     131.38     342.49     274.84     144.26


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

        Real Estate Securities Fund--Class E Shares


                                                        Fiscal Year Ending
                                                           October 31,                              Year Ended December 31,
                                                     ----------------------             -------------------------------------------
                                                         2002       2001       2000*       1999        1998        1997     1996**
                                                     ----------- ----------  ---------  ----------   ---------   --------  --------
Net Asset Value, Beginning of Period ..............              $    26.07  $   22.76  $    24.27   $   31.02   $  29.18  $  26.67
                                                                 ----------  ---------  ----------   ---------   --------  --------

Income From Operations
   Net investment income(a) .......................                    1.38        .98        1.28        1.26       1.14       .24
   Net realized and unrealized gain (loss) ........                    1.03       3.14       (1.24)      (6.12)      3.95      3.85
                                                                 ----------  ---------- ----------   ---------   --------  --------
      Total income from operations ................                    2.41       4.12         .04       (4.86)      5.09      4.09
                                                                 ----------  ---------- ----------   ---------   --------  --------

Distributions
   From net investment income .....................                   (1.34)      (.81)      (1.55)      (1.43)     (1.04)     (.32)
   From net realized gain .........................                      --         --          --        (.46)     (2.21)    (1.26)
                                                                 ----------  ---------- ----------   ---------   --------  --------
      Total distributions .........................                   (1.34)      (.81)      (1.55)      (1.89)     (3.25)    (1.58)
                                                                 ----------  ---------  ----------   ---------   --------  --------
Net Asset Value, End of Period ....................              $    27.14  $   26.07  $    22.76   $   24.27   $  31.02  $  29.18
                                                                 ==========  =========  ==========   =========   ========  ========

Total Return (%)(b) ...............................                    9.23      18.24         .30      (16.25)     18.20     15.75

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .......                  11,415      9,094       7,134         843        388       101
   Ratios to average net assets (%)(c):
      Operating expenses ..........................                    1.42       1.41        1.39        1.47       1.71      1.77
      Net investment income .......................                    4.96       4.78        5.42        4.90       3.94      5.31

   Portfolio turnover rate (%) ....................                   44.50      53.30       42.69       42.58      49.40     51.75


     *    For the ten months ended October 31, 2000.
     ** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
     (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
     (b)  Periods less than one year are not annualized.
     (c)  The ratios for periods less than one year are annualized.

        Real Estate Securities Fund--Class S Shares


                                                Fiscal Year Ending
                                                   October 31,                                 Year Ended December 31,
                                                ------------------               --------------------------------------------------
                                                  2002     2001         2000*       1999        1998          1997          1996
                                                ------- ----------   ----------  ----------  ----------   ------------   ----------
Net Asset Value, Beginning of Period ........           $    26.22   $    22.86  $    24.44  $    30.86   $      29.19   $    23.51
                                                        ----------   ----------  ----------  ----------   ------------   ----------

Income From Operations
   Net investment income(a) .................                 1.46         1.04        1.30        1.34           1.36         1.39
   Net realized and unrealized gain (loss) ..                 1.03         3.15       (1.20)      (6.13)          3.93         6.89
                                                        ----------   ----------  ----------  ----------   ------------   ----------
      Total income from operations ..........                 2.49         4.19         .10       (4.79)          5.29         8.28
                                                        ----------   ----------  ----------  ----------   ------------   ----------

Distributions
   From net investment income ...............                (1.40)        (.83)      (1.68)      (1.17)         (1.41)       (1.34)
   From net realized gain ...................                   --           --          --        (.46)         (2.21)       (1.26)
                                                        ----------   ----------  ----------  ----------   ------------   ----------
      Total distributions ...................                (1.40)        (.83)      (1.68)      (1.63)         (3.62)       (2.60)
                                                        ----------   ----------  ----------  ----------   ------------   ----------
Net Asset Value, End of Period ..............           $    27.31   $    26.22  $    22.86  $    24.44   $      30.86   $    29.19
                                                        ==========   ==========  ==========  ==========   ============   ==========

Total Return (%)(b) .........................                 9.48        18.53         .55      (15.94)         18.99        36.81

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)                607,280      669,529     589,300     576,326        615,483      445,619
   Ratios to average net assets (%)(c):
      Operating expenses, net ...............                 1.17         1.16        1.14        1.05           1.02         1.04
      Operating expenses, gross .............                 1.18         1.16        1.14        1.05           1.02         1.04
      Net investment income .................                 5.19         5.00        5.41        4.93           4.57         5.64

   Portfolio turnover rate (%) ..............                44.50        53.30       42.69       42.58          49.40        51.75


     *   For the ten months ended October 31, 2000.
    (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
    (b)  Periods less than one year are not annualized.
    (c)  The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class E Shares


                                                                   Fiscal Year Ended                            Year Ended
                                                                       October 31,                             December 31,
                                                                -------------------------                -------------------------
                                                                    2002         2001            2000*      1999          1998**
                                                                -----------   -----------    ----------- -----------   -----------
Net Asset Value, Beginning of Period .........................                $     9.24     $    12.51  $     8.48    $     7.37
                                                                              -----------    ----------- -----------   -----------

Income From Operations
   Net investment income (loss)(a) ...........................                       .02           (.03)       (.04)         (.02)
   Net realized and unrealized gain (loss) ...................                     (2.25)         (3.20)       4.14          1.13
                                                                              -----------    ----------- -----------   -----------
      Total income from operations ...........................                     (2.23)         (3.23)       4.10          1.11
                                                                              -----------    ----------- -----------   -----------

Distributions
   From net investment income ................................                        --           (.04)       (.07)           --
                                                                              -----------    ----------- -----------   -----------
Net Asset Value, End of Period ...............................                $     7.01     $     9.24  $    12.51    $     8.48
                                                                              ===========    =========== ===========   ===========

Total Return (%)(b) ..........................................                    (24.13)        (25.90)      48.71         15.06

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..................                     6,959          6,388       6,314            39
   Ratios to average net assets (%)(c)(d):
      Operating expenses, net ................................                      2.33           2.16        2.17            --
      Operating expenses, gross ..............................                      2.33           2.17        2.17            --
      Net investment income (loss) ...........................                       .21           (.30)       (.40)           --

   Portfolio turnover rate (%) ...............................                     83.74          73.11       94.85         59.35


  *     For the ten months ended October 31, 2000.
  ** For the period September 22, 1998 (commencement of sale) to December 31, 1998.
  (a)   Average month-end shares outstanding were used for this calculation.
  (b)   Periods less than one year are not annualized.
  (c)   The ratios for the periods less than one year are annualized.
  (d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

Emerging Markets Fund--Class S Shares


                                           Fiscal Year Ended
                                              October 31,                                       Year Ended December 31,
                                         -----------------------               -----------------------------------------------------
                                            2002         2001        2000*         1999          1998          1997          1996
                                         ----------  -----------  -----------  ------------  ------------  ------------   ----------
Net Asset Value, Beginning of Period ...             $     9.25   $    12.52   $      8.48   $     11.79   $     12.35    $   11.16
                                                     -----------  -----------  ------------  ------------  ------------   ----------

Income From Operations
   Net investment income (loss)(a)** ...                    .04           --           .03           .12           .14          .10
   Net realized and unrealized gain
      (loss) ...........................                  (2.24)       (3.21)         4.10         (3.35)         (.56)        1.26
                                                     -----------  -----------  ------------  ------------  ------------   ----------
      Total income from operations .....                  (2.20)       (3.21)         4.13         (3.23)         (.42)        1.36
                                                     -----------  -----------  ------------  ------------  ------------   ----------

Distributions
   From net investment income ..........                     --         (.06)         (.09)         (.08)         (.14)        (.17)
                                                     -----------  -----------  ------------  ------------  ------------   ----------
Net Asset Value, End of Period .........             $     7.05   $     9.25   $     12.52   $      8.48   $     11.79    $   12.35
                                                     ===========  ===========  ============  ============  ============   ==========

Total Return (%)(b) ....................                 (23.89)      (25.79)        49.03        (27.57)        (3.45)       12.26

Ratios/Supplemental Data:
   Net Assets, end of period (in
      thousands) .......................                273,486      359,201       430,794       294,349       333,052      271,490
   Ratios to average net assets (%)(c):
      Operating expenses, net ..........                   2.09         1.91          1.91          1.75          1.64         1.71
      Operating expenses, gross ........                   2.09         1.92          1.91          1.75          1.64         1.72
      Net investment income (loss) .....                    .44         (.02)          .26          1.20           .87          .77

   Portfolio turnover rate (%) .........                  83.74        73.11         94.85         59.35         50.60        34.62


  *     For the ten months ended October 31, 2000.
  **    Less than $.01 per share for the period ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
  (b)   Periods less than one year are not annualized.
  (c)   The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class E Shares


                                                                             Fiscal Year Ended
                                                                                October 31,
                                                                        ---------------------------
                                                                            2002            2001        2000*        1999**
                                                                        ------------   ------------   -----------   ---------
Net Asset Value, Beginning of Period ................................                  $      18.24   $     18.08   $   18.51
                                                                                       ------------   -----------   ---------
Income From Operations
   Net investment income(a) .........................................                          1.02           .88         .80
   Net realized and unrealized gain (loss) ..........................                           .85           .07        (.34)
                                                                                       ------------   -----------   ---------
      Total income from operations ..................................                          1.87           .95         .46
                                                                                       ------------   -----------   ---------
Distributions
   From net investment income .......................................                         (1.09)         (.79)       (.89)
                                                                                       ------------   -----------   ---------
Net Asset Value, End of Period ......................................                  $      19.02   $     18.24   $   18.08
                                                                                       ============   ===========   =========

Total Return (%)(b) .................................................                         10.54          5.36        2.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .........................                        17,685         9,898       8,693
   Ratios to average net assets (%)(c):
      Operating expenses, net .......................................                           .77           .89         .97
      Operating expenses, gross .....................................                           .91           .91         .97
      Net investment income .........................................                          5.48          5.77        5.05

   Portfolio turnover rate (%) ......................................                        260.94         92.31      177.08


*      For the ten months ended October 31, 2000.
**     For the period February 18, 1999 (commencement of sale) to December 31,
       1999.
(a)    Average month-end shares outstanding were used for this calculation.
(b)    Periods less than one year are not annualized.
(c)    The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class S Shares


                                                    Fiscal Year Ended
                                                       October 31,                              Year Ended December 31,
                                                  ---------------------               --------------------------------------------
                                                    2002        2001        2000*       1999        1998        1997       1996
                                                  ---------------------   ----------  ---------  ----------  ----------  ---------
Net Asset Value, Beginning of Period ............            $    18.22   $    18.03  $   18.46  $    18.35  $    18.36  $   18.55
                                                             ----------   ----------  ---------  ----------  ----------  ---------

Income From Operations
   Net investment income(a) .....................                  1.07          .91        .90         .99        1.08       1.04
   Net realized and unrealized gain (loss) ......                   .83          .09       (.36)        .11          --       (.19)
                                                             ----------   ----------  ---------  ----------  ----------  ---------
      Total income from operations ..............                  1.90         1.00        .54        1.10        1.08        .85
                                                             ----------   ----------  ---------  ----------  ----------  ---------

Distributions
   From net investment income ...................                 (1.13)        (.81)      (.97)       (.99)      (1.09)     (1.04)
                                                             ----------   ----------  ---------  ----------  ----------  ---------
Net Asset Value, End of Period ..................            $    18.99   $    18.22  $   18.03  $    18.46  $    18.35  $   18.36
                                                             ==========   ==========  =========  ==========  ==========  =========

Total Return (%)(b) .............................                 10.76         5.64       3.03        6.09        6.02       4.76

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....               401,137      422,884    447,590     260,539     229,470    222,983
   Ratios to average net assets (%)(c):
      Operating expenses, net ...................                   .52          .64        .74         .66         .66        .70
      Operating expenses, gross .................                   .67          .66        .74         .66         .66        .70
      Net investment income .....................                  5.76         6.00       5.22        5.37        5.70       5.70

   Portfolio turnover rate (%) ..................                260.94        92.31     177.08      129.85      213.14     264.40


  *   For the ten months ended October 31, 2000....
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                                  Equity I Fund

      Alliance Capital Management L.P., through its Bernstein Investment
          Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
          Florham Park, NJ 07932-0650.

      Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
          80202.

      MFS Institutional Advisors, Inc., 500 Boylston Street, 21/st/ Floor,
          Boston, MA 02116-3741.

      Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
          30326-3248.

      Peachtree Asset Management, One Peachtree Center, Suite 4500, 303
          Peachtree Street N.E., Atlanta, GA 30308.

      Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
          53051.

      Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
          10019.

      Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
          PA 19312.

      Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                  Equity Q Fund

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
          Boston, MA 02110-4104.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
          Florham Park, NJ 07932-0650.

      J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
          York, NY 10036.

                                 Equity II Fund

      CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
          Diego, CA 92101.

      David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
          10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

      Goldman Sachs Asset Management, a unit of the Investment Management
          Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
          Florham Park, NJ 07932-0650.

      Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
          98101.

      Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
          10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
          York, NY 10036-9998.

                               Select Growth Fund

      CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
          Diego, CA 92101.

      Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San
          Mateo, CA 94402.

      Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
          53051.

      TCW Investment Management Co., 865 South Figueroa Street, Suite 1800, Los
          Angeles, CA 90017.

      Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
          PA 19312.

                                Select Value Fund

      Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

      MFS Institutional Advisors, Inc., 500 Boylston Street, 21/st/ Floor,
          Boston, MA 02116-3741.

      Systematic Financial Management, L.P., 300 W. Frank Burr Boulevard,
          Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.


                                 Equity III Fund

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
          Wilmington, DE 19801.

      DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
          FL 32801.

      Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

                               International Fund


      Alliance Capital Management L.P., through its Bernstein Investment
          Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
          10022.

      Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
          Angeles, CA 90025.

      Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
          6EE England.

      Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
          60611-2703.

      Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
          02109.

      Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
          Wilmington, DE 19801-1165.

      Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660,
          Bellevue, WA 98004.

      Oechsle International Advisors, LLC, One International Place, 23rd Floor,
          Boston, MA 02110.

      The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
          Boston, MA 02108-4402.

                               Fixed Income I Fund

      Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
          Chicago, IL 60606.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
          York, NY 10036-9998.

                              Fixed Income III Fund

      Delaware Management Company, a series of Delaware Management Business
          Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

      Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite
          1100,W. Conshohocken, PA 19428-2899.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
          York, NY 10036-9998.

                           Real Estate Securities Fund

      AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
          Lane, Boston, MA 02210-2021.

      RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
          41st Floor, Chicago IL 60611.

      Security Capital Research & Management Incorporated, 11 South LaSalle
          Street, 2nd Floor, Chicago, IL 60603.

                              Emerging Markets Fund


      Alliance Capital Management L.P., through its Bernstein Investment
          Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
          Street, London EC2A 2NY England.

      Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.


      Schroder Investment Management North America Ltd., 787 Seventh Avenue,
          34th Floor, New York, NY 10019.

      T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


                              Short Term Bond Fund

      BlackRock Financial Management, Inc., 40 East 52nd Street, New York, NY
          10022.

      Merganser Capital Management LP, One Cambridge Center, Suite 402,
          Cambridge, MA 02142-1611.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
          Barbara, CA 93101-2143.

      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class E and I Shares:
   Equity I Fund
   Equity Q Fund
   Equity II Fund
   Select Growth Fund
   Select Value Fund
   Equity III Fund
   International Fund
   Fixed Income I Fund
   Fixed Income III Fund
   Class E and S Shares:
   Real Estate Securities Fund
   Emerging Markets Fund
   Short Term Bond Fund


                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
LOGO                                                            36-08-057 (0203)

                                                FRANK RUSSELL INVESTMENT COMPANY



INSTITUTIONAL FUNDS


Institutional Funds


PROSPECTUS
CLASS Y SHARES:
EQUITY I FUND
EQUITY Q FUND
EQUITY II FUND
EQUITY III FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND
CLASS S SHARES:
REAL ESTATE SECURITIES FUND
EMERGING MARKETS FUND
SHORT TERM BOND FUND


_______________, 2003

909 A STREET, TACOMA WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                                Table of Contents


Risk/Return Summary ................................................................................      1
   Investment Objective, Principal Investment Strategies and Principal Risks .......................      1
   Performance .....................................................................................      6
   Fees and Expenses ...............................................................................     17
Summary Comparison of the Funds ....................................................................     18
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification .............................     19
Investment Objective and Principal Investment Strategies ...........................................     20
Risks ..............................................................................................     31
Management of the Funds ............................................................................     35
The Money Managers .................................................................................     37
Portfolio Turnover .................................................................................     38
Dividends and Distributions ........................................................................     38
Taxes ..............................................................................................     39
How Net Asset Value is Determined ..................................................................     40
How to Purchase Shares .............................................................................     40
Exchange Privilege .................................................................................     41
How to Redeem Shares ...............................................................................     42
Payment of Redemption Proceeds .....................................................................     42
Other Things to Know About Share Transactions ......................................................     43
Financial Highlights ...............................................................................     44
Money Manager Information ..........................................................................     54

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks

EQUITY I FUND

   Investment Objective     To provide income and capital growth by investing
                            principally in equity securities.

   Principal Investment     The Equity I Fund invests primarily in common stocks
   Strategies               of medium and large capitalization companies, most
                            of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

   Principal Risks          An investment in the Equity I Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND

   Investment Objective     To provide a total return greater than the total
                            return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   Principal Investment     The Equity Q Fund invests primarily in common stocks
   Strategies               of medium and large capitalization companies which
                            are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                            The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                            The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

   Principal Risks          An investment in the Equity Q Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets.
                            The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND

   Investment Objective     To maximize total return primarily through capital
                            appreciation and assuming a higher level of volatility than the Equity I Fund.

   Principal Investment     The Equity II Fund invests primarily in common
   Strategies               stocks of small and medium capitalization companies,
                            most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.


                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks          An investment in the Equity II Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND

   Investment Objective     To provide capital appreciation.

   Principal Investment     The Equity III Fund invests primarily in common
   Strategies               stocks of medium and large capitalization companies,
                            most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   Principal Risks          An investment in the Equity III Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL FUND

   Investment Objective     To provide favorable total return and additional
                            diversification for US investors.

   Principal Investment     The International Fund invests primarily in equity
   Strategies               securities issued by companies domiciled outside the
                            US and in depository receipts, which represent ownership of securities of non-US companies. The
                            Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This
                            Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks          An investment in the International Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND

   Investment Objective     To provide effective diversification against
                            equities and a stable level of cash flow by investing in fixed-income securities.

   Principal Investment     The Fixed Income I Fund invests primarily in
   Strategies               investment grade fixed-income securities. In
                            particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).


                            The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks          An investment in the Fixed Income I Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND

   Investment Objective     To provide maximum total return primarily through
                            capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   Principal Investment     The Fixed Income III Fund invests primarily in
   Strategies               fixed-income securities. In particular, the Fund
                            holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee
                            Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


                            The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.



                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks          An investment in the Fixed Income III Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

   Investment Objective     To generate a high level of total return through
                            above average current income while maintaining the potential for capital appreciation.


   Principal Investment     The Real Estate Securities Fund seeks to achieve its
   Strategies               objective by concentrating its investments primarily
                            in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties. The
                            Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.


                            The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


                            The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks          An investment in the Real Estate Securities Fund,
                            like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

   Investment Objective     To provide maximum total return primarily through
                            capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Principal Investment     The Emerging Markets Fund will primarily invest in
   Strategies               equity securities of companies that are located in
                            countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                            The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   Principal Risks          An investment in the Emerging Markets Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND

   Investment Objective     The preservation of capital and the generation of
                            current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   Principal Investment     The Short Term Bond Fund invests primarily in
   Strategies               fixed-income securities. In particular, the Fund
                            holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee
                            Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


                            The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   Principal Risks          An investment in the Short Term Bond Fund, like any
                            investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach.
                            Please refer to the "Risks" section later in this Prospectus for further details.

     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class Y Shares of the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, of the Class I Shares of the Equity III and of the Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds, varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class Y Shares, as applicable, are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Returns for periods prior to the date that each Fund first issued its Class Y Shares are those of the Fund's Class I Shares. Each Fund, other than the Equity III Fund, the Fixed Income III Fund and the Real Estate Securities Fund commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000 and closed its Class Y Shares on November 19, 2001. Returns for periods after November 19, 2001 are those of the Fixed Income III Fund's Class I Shares. For the periods shown, no Class Y Shares of the Equity III or Real Estate Securities Funds were issued. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I and Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I or Class S Shares. Class Y expenses generally are expected to be lower than Class I and Class S expenses. Class I Shares are not offered in this Prospectus.

     Past performance, both before-tax and after-tax, is no indication of future results.

                                  Equity I Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y

                                    [CHART]

                            1993               11.61%
                            1994                0.79%
                            1995               35.94%
                            1996               23.58%
                            1997               32.02%
                            1998               25.10%
                            1999               18.98%
                            2000              -10.40%
                            2001              -14.42%
                            2002


                         Best Quarter: ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



--------------------------------------------------------------------------------------------------------------------
   Average annual total returns
   for the periods ended December 31, 2002                                           1 Year     5 Years     10 Years
   ---------------------------------------                                           ------     -------     --------
   Return Before Taxes, Class Y ................................................          %           %            %

   Return After Taxes on Distributions, Class Y ................................          %           %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class Y ........          %           %            %


   Russell 1000(R) Index .......................................................          %           %            %
--------------------------------------------------------------------------------------------------------------------

                                  Equity Q Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y

                                    [CHART]

                            1993               13.80%
                            1994                0.99%
                            1995               37.91%
                            1996               23.67%
                            1997               33.07%
                            1998               25.98%
                            1999               21.96%
                            2000               -7.27%
                            2001              -10.21%
                            2002


                         Best Quarter: ______% (__Q/__)
                        Worst Quarter: (______%)(__Q/__)



-----------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                    1 Year     5 Years      10 Years
---------------------------------------                                    ------     -------      --------
Return Before Taxes, Class Y ............................................       %           %             %

Return After Taxes on Distributions, Class Y ............................       %           %             %

Return After Taxes on Distributions and Sale of Fund Shares, Class Y.....       %           %             %


Russell 1000(R) Index ...................................................       %           %             %
-----------------------------------------------------------------------------------------------------------

                                 Equity II Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y

                                     [CHART]

                            1993               16.70%
                            1994               -2.60%
                            1995               28.67%
                            1996               18.51%
                            1997               28.66%
                            1998                0.70%
                            1999               22.60%
                            2000                9.45%
                            2001               -1.78%
                            2002


                         Best Quarter: ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



--------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                        1 Year    5 Years      10 Years
---------------------------------------                                        ------    -------      --------
Return Before Taxes, Class Y ...............................................        %          %         %

Return After Taxes on Distributions, Class Y ...............................        %          %         %

Return After Taxes on Distributions and Sale of Fund Shares, Class Y .......        %          %         %


Russell 2500(TM) Index .....................................................        %          %         %
--------------------------------------------------------------------------------------------------------------

                                 Equity III Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [CHART]

                            1993               14.95%
                            1994                1.16%
                            1995               35.96%
                            1996               20.90%
                            1997               33.13%
                            1998               11.53%
                            1999                0.25%
                            2000                1.15%
                            2001               -7.51%
                            2002


                        Best Quarter:   ______% (__Q/__)
                        Worst Quarter: (______%) (__Q/__)



----------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                        1 Year      5 Years      10 Years
----------------------------------------                                       ------      -------      --------
Return Before Taxes, Class I ...............................................        %            %             %

Return After Taxes on Distributions, Class I ...............................        %            %             %

Return After Taxes on Distributions and Sale of Fund Shares, Class I .......        %            %             %


Russell 1000(R) Value Index ................................................        %            %             %
-----------------------------------------------------------------------------------------------------------------

                               International Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y

                                    [CHART]

                            1993               35.56%
                            1994                5.38%
                            1995               10.71%
                            1996                7.98%
                            1997                0.58%
                            1998               13.52%
                            1999               30.46%
                            2000              -11.27%
                            2001              -21.73%
                            2002


                       Best Quarter:   ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------------
   Average annual total returns
   for the periods ended December 31, 2002                                                   1 Year     5 Years    10 Years
   ----------------------------------------                                                  ------     -------    --------
   Return Before Taxes, Class Y ........................................................          %           %           %

   Return After Taxes on Distributions, Class Y ........................................          %           %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class Y ................          %           %           %


   MSCI EAFE Index .....................................................................          %           %           %
-------------------------------------------------------------------------------------------------------------------------------

                               Fixed Income I Fund

                               Annual Total Returns
                        (for the years ended December 31)
                                     Class Y

                                     [CHART]

                            1993               10.46%
                            1994               -2.97%
                            1995               18.03%
                            1996                3.75%
                            1997                9.42%
                            1998                8.37%
                            1999               -1.04%
                            2000               11.55%
                            2001                8.23%
                            2002


                       Best Quarter:   ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------------------------
   Average annual total returns
   for the periods ended December 31, 2002                                                   1 Year     5 Years    10 Years
   ----------------------------------------                                                  ------     -------    --------
   Return Before Taxes, Class Y ........................................................          %           %           %

   Return After Taxes on Distributions, Class Y ........................................          %           %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class Y ................          %           %           %

   Lehman Brothers Aggregate Bond Index ................................................          %           %           %


   30-Day Yields for the year ended December 31, 2002                                       Current
   --------------------------------------------------                                       -------

   Class Y .............................................................................          %
--------------------------------------------------------------------------------------------------------------------------------


      To obtain current yield information, please call 1-800-787-7354.

                              Fixed Income III Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y

                                     [CHART]

                            1994               -3.89%
                            1995               17.99%
                            1996                4.88%
                            1997                9.64%
                            1998                6.80%
                            1999               -0.29%
                            2000               10.36%
                            2001                7.71%
                            2002


                       Best Quarter:   ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns                                                                                      Since
  for the periods ended December 31, 2002                                                    1 Year     5 Years    Inception*
  ----------------------------------------                                                   ------     -------    ----------
  Return Before Taxes, Class Y .........................................................          %           %            %

  Return After Taxes on Distributions, Class Y .........................................          %           %            %

  Return After Taxes on Distributions and Sale of Fund Shares, Class Y .................          %           %            %

  Lehman Brothers Aggregate Bond Index .................................................          %           %            %


  30-Day Yields for the year ended December 31, 2002                                        Current
  --------------------------------------------------                                        -------

  Class Y ..............................................................................          %
---------------------------------------------------------------------------------------------------------------------------------


   * The Fixed Income III Fund commenced operations on January 29, 1993.

     To obtain current yield information, please call 1-800-787-7354.

                           Real Estate Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                     [CHART]


                            1993               17.42%
                            1994                7.24%
                            1995               10.87%
                            1996               36.81%
                            1997               18.99%
                            1998              -15.94%
                            1999                0.54%
                            2000               29.36%
                            2001                7.68%
                            2002


                       Best Quarter:   ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



 ---------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns
  for the periods ended December 31, 2002                                                    1 Year     5 Years    10 Years
  ----------------------------------------                                                   ------     -------    --------
  Return Before Taxes, Class S .........................................................          %           %           %

  Return After Taxes on Distributions, Class S .........................................          %           %           %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S .................          %           %           %


  NAREIT Equity REIT Index .............................................................          %           %           %
---------------------------------------------------------------------------------------------------------------------------------

                              Emerging Markets Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                     [CHART]

                            1994               -5.83%
                            1995               -8.21%
                            1996               12.26%
                            1997               -3.45%
                            1998              -27.57%
                            1999               49.03%
                            2000              -30.76%
                            2001               -3.38%
                            2002


                       Best Quarter:   ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------------------------
  Average annual total returns                                                                                       Since
  for the periods ended December 31, 2002                                                    1 Year     5 Years    Inception*
  ----------------------------------------                                                   ------     -------    ----------
  Return Before Taxes, Class S .........................................................          %           %            %

  Return After Taxes on Distributions, Class S .........................................          %           %            %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S .................          %           %            %

  MSCI Emerging Markets Free Index** ...................................................          %           %            %


  S&P/IFC Investable Composite Index** .................................................          %           %            %
---------------------------------------------------------------------------------------------------------------------------------


   *   The Emerging Markets Fund commenced operations on January 29, 1993.

   ** The Fund believes that the MSCI Emerging Markets Free Index is now a more widely accepted and appropriate broad-based securities market index for the Fund than the S&P/IFC Investable Composite Index.

                              Short Term Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                     [CHART]

                            1993                6.98%
                            1994                0.82%
                            1995                9.95%
                            1996                4.76%
                            1997                6.02%
                            1998                6.09%
                            1999                3.03%
                            2000                7.63%
                            2001                8.30%
                            2002


                         Best Quarter: ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



--------------------------------------------------------------------------------------------------------------------------

  Average annual total returns
  for the periods ended December 31, 2002                                                    1 Year      5 Years   10 Years
  ----------------------------------------                                                   ------      -------   --------
  Return Before Taxes, Class S ..........................................................         %            %          %

  Return After Taxes on Distributions, Class S ..........................................         %            %          %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S ..................         %            %          %

  Merrill Lynch 1-2.99 Years Treasury Index .............................................         %            %          %


  30-Day Yields for the year ended December 31, 2002                                        Current
  --------------------------------------------------                                        -------

  Class S ...............................................................................         %
--------------------------------------------------------------------------------------------------------------------------


     To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                          Maximum Sales
                                                         Maximum Sales    Charge (Load)
                                                         Charge (Load)     Imposed on          Maximum
                                                          Imposed on       Reinvested       Deferred Sales    Redemption  Exchange
                                                          Purchases        Dividends        Charge (Load)       Fees        Fees
                                                          ---------        ---------        ------------        ----        ----
All Funds, Classes S and Y ............................     None             None               None            None        None

      If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                                        Other Expenses
                                                                          (including
                                                                        Administrative    Total Gross                       Total
                                                                           Fees and       Annual Fund    Fee Waivers     Annual Fund
                                                            Advisory     Shareholder       Operating     and Expense     Operating
                                                              Fee       Servicing Fees)     Expenses    Reimbursements     Expenses
                                                              ---       --------------      --------    --------------     --------
Class Y Shares
   Equity I Fund .........................................   0.55%            %                %             %                %
   Equity Q Fund .........................................   0.55%            %                %             %                %
   Equity II Fund ........................................   0.70%            %                %             %                %
   Equity III Fund .......................................   0.55%            %                %             %                %
   International Fund ....................................   0.70%            %                %             %                %
   Fixed Income I Fund ...................................   0.25%            %                %             %                %
   Fixed Income III Fund .................................   0.50%            %                %             %                %
Class S Shares
   Real Estate Securities Fund ...........................   0.80%            %                %             %                %
   Emerging Markets Fund .................................   1.15%            %                %             %                %
   Short Term Bond Fund# .................................   0.45%            %                %             %                %



   # For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _______________, up to the full amount of its ____% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ____% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.




   ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay # additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


      In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ________________________.


     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                                               1 Year  3 Years  5 Years  10 Years
                                                                               ------  -------  -------  --------
Class Y Shares
   Equity I Fund ...........................................................        $        $        $         $
   Equity Q Fund ...........................................................
   Equity II Fund ..........................................................
   Equity III Fund .........................................................
   International Fund ......................................................
   Fixed Income I Fund .....................................................
   Fixed Income III Fund ...................................................
Class S Shares
   Real Estate Securities Fund .............................................        $        $        $         $
   Emerging Markets Fund ...................................................
   Short Term Bond Fund ....................................................


                         SUMMARY COMPARISON OF THE FUNDS

                           Fund                                                        Focus
-------------------------------------------------------      ------------------------------------------------------------
Equity I Fund .........................................      Income and capital growth
Equity Q Fund .........................................      Total return
Equity II Fund ........................................      Maximum total return primarily through capital appreciation
Equity III Fund .......................................      Capital appreciation
International Fund ....................................      Total return
Fixed Income I Fund ...................................      Current income and diversification
Fixed Income III Fund .................................      Maximum total return primarily through capital appreciation
Real Estate Securities Fund ...........................      Total return
Emerging Markets Fund .................................      Maximum total return primarily through capital appreciation
Short Term Bond Fund ..................................      Preservation of capital and generation of current income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

     Three functions form the core of Russell's consulting services:

    . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

    . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES

EQUITY I FUND

   Investment Objective    To provide income and capital growth by investing
                           principally in equity securities.

   Principal Investment    The Equity I Fund invests primarily in common stocks
   Strategies              of medium and large capitalization companies, most of
                           which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                           The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                           The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                              . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                              . Value Style emphasizes investments in equity securities of companies that appear to o be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                              . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                           Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                           When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                           The Fund intends to be fully invested at all times.

                           Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY Q FUND

     Investment Objective   To provide a total return greater than the total
                            return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     Principal Investment   The Equity Q Fund invests primarily in common stocks
     Strategies             of medium and large capitalization  companies which
                            are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                            The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                            The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                            The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                            The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY II FUND

     Investment Objective   To maximize total return primarily through capital
                            appreciation and assuming a higher level of volatility than the Equity I Fund.

     Principal Investment   The Equity II Fund invests primarily in common
     Strategies             stocks of small and medium capitalization companies
                            most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                            The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                                . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND

     Investment Objective   To provide capital appreciation.

     Principal Investment   The Equity III Fund invests primarily in common
     Strategies             stocks of medium and large capitalization companies,
                            most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                            The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                                . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND

     Investment Objective   To provide favorable total return and additional
                            diversification for US investors.

     Principal Investment   The International Fund invests primarily in equity
     Strategies             securities issued by companies domiciled outside the
                            US and in depository receipts which represent ownership of securities of non-US companies. The
                            Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.
                            Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                            The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                                . Value Style emphasizes investments in equity securities of companies that appear to o be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND

     Investment Objective             To provide effective diversification
                                      against equities and a stable level of
                                      cash flow by investing in fixed-income
                                      securities.

     Principal Investment             The Fixed Income I Fund invests primarily
     Strategies                       in investment grade fixed-income
                                      securities. Fixed income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
                                      Fund also invests in corporate debt
                                      securities and dollar-denominated
                                      obligations issued in the US by non-US
                                      banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                                      The duration of the Fund's portfolio
                                      typically ranges within 10% of the
                                      duration of the Lehman Brothers Aggregate
                                      Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                                      The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                                      The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                      The Fund may enter into interest rate
                                      futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                      The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                      From time to time, the Fund may take
                                      temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND

     Investment Objective             To provide maximum total return primarily
                                      through capital appreciation and by
                                      assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

     Principal Investment             The Fixed Income III Fund invests
     Strategies                       primarilyin fixed-income securities. Fixed
                                      income securities, also referred to as
                                      bonds, are securities representing debt
                                      obligations that require the issuer to
                                      repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
                                      (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                      The Fund may invest up to 25% of its
                                      assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


                                      The duration of the Fund's portfolio
                                      typically ranges within 10% of the
                                      duration of the Lehman Brothers Aggregate
                                      Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                                      The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                                      The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                      The Fund may enter into interest rate
                                      futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                      The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                      From time to time, the Fund may take
                                      temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND

     Investment Objective             To generate a high level of total return
                                      through above average current income while maintaining the potential for capital appreciation.


     Principal Investment             The Real Estate Securities Fund seeks to
     Strategies                       achieve its objective by concentrating its
                                      investments primarily in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties
                                      ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                      The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.


                                      When determining how to allocate its
                                      assets among money managers, the Fund
                                      considers a variety of factors. These
                                      factors include a money manager's
                                      investment style and its performance
                                      record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


                                      Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded funds or mutual funds. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                                      A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                      The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                      From time to time, the Fund may take
                                      temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

     Investment Objective             To provide maximum total return primarily
                                      through capital appreciation and by
                                      assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     Principal Investment             The Emerging Markets Fund will primarily
     Strategies                       invest in equity securities of companies
                                      that are located in countries with
                                      emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The
                                      Fund has a non-fundamental policy to
                                      invest, under normal circumstances, at
                                      least 80% of the value of its assets in
                                      Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                      The Fund seeks to maintain a broadly
                                      diversified exposure to emerging market
                                      countries and ordinarily will invest in
                                      the securities of issuers in at least
                                      three different emerging market countries.

                                      The Fund invests in common stocks of
                                      Emerging Market Companies and in
                                      depository receipts which represent
                                      ownership of securities of non-US
                                      companies. The Fund may also invest in
                                      rights, warrants and convertible
                                      fixed-income securities. The Fund's
                                      securities are denominated primarily in
                                      foreign currencies and may be held outside the US.

                                      Some emerging market countries do not
                                      permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                                      The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                      When determining how to allocate its
                                      assets among money managers, the Fund
                                      considers a variety of factors. These
                                      factors include a money manager's
                                      investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                      The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                                      Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                      A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                      The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                      From time to time, the Fund may take
                                      temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

  Investment Objective                The preservation of capital and the
                                      generation of current income consistent
                                      with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     Principal Investment             The Short Term Bond Fund invests primarily
     Strategies                       in fixed-income securities. Fixed income
                                      securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
                                      (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                                      The duration of the Fund's portfolio
                                      typically ranges within 15% of the
                                      duration of the Merrill Lynch 1-2.99 Year
                                      Treasury Index, which was _____ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                                      The Fund may invest up to 10% of its
                                      assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                                      The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                                      The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                      The Fund may enter into interest rate
                                      futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                      The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                      From time to time, the Fund may take
                                      temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

           Risk Associated With                                      Description                               Relevant Fund
------------------------------------------   ----------------------------------------------------------   -----------------------
Multi-Manager Approach                       The investment styles employed by a Fund's money managers    All Funds
                                             may not be complementary. The interplay of the various
                                             strategies employed by a Fund's multiple money managers may result in a Fund holding a concentration of certain types
                                             of securities. This concentration may be beneficial or
                                             detrimental to a Fund's performance depending upon the
                                             performance of those securities and the overall economic
                                             environment. The multi-manager approach could result in a
                                             high level of portfolio turnover, resulting in higher Fund brokerage expenses and increased tax liability from a
                                             Fund's realization of capital gains.

Equity Securities                            The value of equity securities will rise and fall in         Equity I
                                             response to the activities of the company that issued the    Equity II
                                             stock, general market conditions and/or economic             Equity III
                                             conditions.                                                  Equity Q
                                                                                                          International
                                                                                                          Emerging Markets
                                                                                                          Real Estate Securities

     .  Value Stocks                         Investments in value stocks are subject to risks that (i)    Equity I
                                             their intrinsic values may never be realized by the market   Equity II
                                             or (ii) such stock may turn out not to have been             Equity III
                                             undervalued.                                                 Equity Q
                                                                                                          International

     .  Growth Stocks                        Growth company stocks may provide minimal dividends which    Equity I
                                             could otherwise cushion stock prices in a market decline.    Equity II
                                             The value of growth company stocks may rise and fall         Equity Q
                                             significantly based, in part, on investors' perceptions of   International
                                             the company, rather than on fundamental analysis of the
                                             stocks.

     .  Market-Oriented                      Market-oriented investments are generally subject to the     Equity I
        Investments                          risks associated with growth and value stocks.               Equity II
                                                                                                          Equity Q
                                                                                                          International

     .  Securities of Small                  Investments in smaller companies may involve greater risks       Equity II
        Capitalization Companies             because these companies generally have a limited track
                                             record. Smaller companies often have narrower markets and
                                             more limited managerial and financial resources than
                                             larger, more established companies. As a result, their
                                             performance can be more volatile, which may increase the
                                             volatility of a Fund's portfolio.

Fixed-Income Securities                      Prices of fixed-income securities rise and fall in response      Short Term Bond
                                             to interest rate changes. Generally, when interest rates         Fixed Income I
                                             rise, prices of fixed-income securities fall. The longer         Fixed Income III
                                             the duration of the security, the more sensitive the
                                             security is to this risk. A 1% increase in interest rates
                                             would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit
                                             rating or go into default. Lower-rated bonds and bonds with larger final maturities generally have higher credit risks.

     .  Non-Investment Grade Fixed-          Although lower rated debt securities generally offer a           Short Term Bond
        Income Securities                    higher yield than higher rated debt securities, they             Fixed Income III
                                             involve higher risks. They are especially subject to:

                                                .  Adverse changes in general economic conditions and
                                                   in the industries in which their issuers are engaged,

                                                .  Changes in the financial condition of their issuers
                                                   and

                                                .  Price fluctuations in response to changes in interest
                                                   rates.

                                             As a result, issuers of lower rated debt securities are
                                             more likely than other issuers to miss principal and
                                             interest payments or to default which could result in a
                                             loss to a Fund.

International Securities                     A Fund's return and net asset value may be significantly         International
                                             affected by political or economic conditions and regulatory      Emerging Markets
                                             requirements in a particular country. Non-US markets,            Short Term Bond
                                             economies and political systems may be less stable than US       Fixed Income I
                                             markets, and changes in exchange rates of foreign                Fixed Income III
                                             currencies can affect the value of a Fund's foreign assets.
                                             Non-US laws and accounting standards typically are not as
                                             strict as they are in the US and there may be less public
                                             information available about foreign companies. Non-US
                                             securities markets may be less liquid and have fewer
                                             transactions than US securities markets. Additionally,
                                             international markets may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities.

     .  Non-US Debt Securities               A Fund's non-US debt securities are typically obligations    Short Term Bond
                                             of sovereign governments and corporations. To the extent     Fixed Income I
                                             that a Fund invests a significant portion of its assets in   Fixed Income III
                                             a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional
                                             economic risks associated with foreign investments.

     .  Emerging Market Countries            Investments in emerging or developing markets involve        Emerging Markets
                                             exposure to economic structures that are generally less      Fixed Income I
                                             diverse and mature, and to political systems which have      Fixed Income III
                                             less stability than those of more developed countries.
                                             Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in
                                             securities settlement procedures for a Fund's portfolio
                                             securities. These securities are particularly subject to a risk of default from political instability.

     .  Instruments of US and Foreign        Non-US corporations and banks issuing dollar denominated     Short Term Bond
        Banks and Branches and               instruments in the US are not necessarily subject to the     Fixed Income I
        Foreign Corporations, Including      same regulatory requirements that apply to US corporations   Fixed Income III
        Yankee Bonds                         and banks, such as accounting, auditing and recordkeeping
                                             standards, the public availability of information and, for banks, reserve requirements, loan limitations and
                                             examinations. This adds to the complexity, and may increase the possibility that a non-US corporation or bank may
                                             become insolvent or otherwise unable to fulfill its
                                             obligations on these instruments.

Derivatives (e.g. Futures Contracts,         If a Fund incorrectly forecasts interest rates in using      Short Term Bond
Options on Futures, Interest Rate            derivatives, the Fund could lose money. Price movements of   Fixed Income I
Swaps)                                       a futures contract, option or structured note may not be     Fixed Income III
                                             identical to price movements of portfolio securities or a
                                             securities index resulting in the risk that, when a Fund
                                             buys a futures contract or option as a hedge, the hedge may not be completely effective.

Real Estate Securities                       Just as real estate values go up and down, the value of the  Real Estate Securities securities of companies involved in the industry, and in
                                             which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks
                                             associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic conditions, increases in
                                             property taxes and changes in tax laws and interest rates.
                                             The value of securities of companies that service the real estate industry may also be affected by such risks.

     .  REITs                                REITs may be affected by changes in the value of the            Real Estate Securities
                                             underlying properties owned by the REITs and by the quality of tenants' credit. Moreover, the underlying portfolios of
                                             REITs may not be diversified, and therefore are subject to the risk of investing in a limited number of properties.
                                             REITs are also dependent upon management skills and are
                                             subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to
                                             qualify for tax-free pass through of income under federal
                                             tax laws or to maintain their exemption from certain
                                             federal securities laws.

Municipal Obligations                        Municipal obligations are affected by economic, business or     Fixed Income I
                                             political developments. These securities may be subject to      Fixed Income III
                                             provisions of litigation, bankruptcy and other laws             Short Term Bond
                                             affecting the rights and remedies of creditors, or may
                                             become subject to future laws extending the time for
                                             payment of principal and/or interest, or limiting the
                                             rights of municipalities to levy taxes.

Repurchase Agreements                        Under a repurchase agreement, a bank or broker sells            Fixed Income I
                                             securities to a Fund and agrees to repurchase them at the       Fixed Income III
                                             Fund's cost plus interest. If the value of the securities       Short Term Bond
                                             declines and the bank or broker defaults on its repurchase obligation, a Fund could incur a loss.

Exposing Liquidity Reserves to Equity        By exposing its liquidity reserves to an equity market,         Equity I
Markets                                      principally by use of equity index futures but also by use      Equity II
                                             of exchange traded and over-the-counter options and equity      Equity III
                                             index swaps, a Fund's performance tends to correlate more       Equity Q
                                             closely to the performance of that market as a whole.           International
                                             However, the market performance of these instruments may        Real Estate Securities
                                             not correlate precisely to the performance of a stock           Emerging Markets
                                             market. This approach increases a Fund's performance if the particular equity market rises and reduces a Fund's
                                             performance if the particular equity market declines.

Securities Lending                           If a borrower of a Fund's securities fails financially, the     All Funds
                                             Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund.

                             MANAGEMENT OF THE FUNDS

      The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.

      FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

      FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

    . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

    . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

    . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

    . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

    . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

    . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

    . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

    . Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

    . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

    . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

    . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

    . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

     . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

     . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

     . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.

     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis are the following percentages of each Fund's average daily net assets:
Equity I Fund, 0.55%; Equity Q Fund, 0.55%; Equity II Fund, 0.70%; Equity III Fund, 0.55%; International Fund, 0.70%; Fixed Income I Fund, 0.25%; Fixed Income III Fund, 0.50%; Real Estate Securities Fund, 0.80%; Emerging Markets Fund, 1.15%; and Short Term Bond Fund, 0.45%. The annual rate of administrative fees payable to FRIMCo monthly on a pro rata basis are an additional 0.05% of the average daily net assets of the Real Estate Securities, Emerging Markets and Short Term Bond Funds. The Class Y Shares of the remaining Funds pay administrative fees to FRIMCo at cost.


      For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.





      In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

                               THE MONEY MANAGERS

     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                               PORTFOLIO TURNOVER

     The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                                     Payable                                       Funds
--------                        ----------------------------------          ---------------------------------------
Quarterly ...................   Mid: April, July, October and               Equity I, Equity III, Equity Q, Real
                                December                                    Estate Securities, Short Term Bond,
                                                                            Fixed Income I and Fixed Income III
                                                                            Funds
Annually ....................   Mid-December                                International, Emerging Markets and
                                                                            Equity II Funds

Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment


     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q or Real Estate Securities Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

     Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


     Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

     For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund.

     For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.




     Each Fund reserves the right to close any account invested in Class S Shares whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

     Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds.

     Each Fund reserves the right to reject any purchase order for any reason.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

     Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.



Offering Dates and Times


     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures


     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.




Automated Investment Program


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

By Mail or Telephone


     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.


     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

In-Kind Exchange of Securities

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


Systematic Exchange Program

     If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.


                              HOW TO REDEEM SHARES


     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.


Redemption Dates and Times


     Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.




Systematic Withdrawal Program


     If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

     The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

     . The Fund name and account number
     . Details related to the transaction including type and amount . Signatures of all owners exactly as registered on the account . Any supporting legal documentation that may be required

Responsibility for Fraud

     Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts


     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request. No Class Y Shares of the Real Estate Securities Fund were issued during the periods shown.

Equity I Fund--Class Y Shares


                                                   Fiscal Year Ended
                                                      October 31,
                                                  --------------------
                                                     2002       2001      2000*
                                                     ----       ----      -----
Net Asset Value, Beginning of Period ...........             $  35.21   $ 36.90
                                                             --------   -------

Income From Operations
   Net investment income(a) ....................                  .23       .14
   Net realized and unrealized gain (loss) .....                (9.61)    (1.64)
                                                             --------   -------
      Total income from operations .............                (9.38)    (1.50)
                                                             --------   -------
Distributions
   From net investment income ..................                 (.23)     (.19)
   From net realized gain ......................                 (.36)       --
                                                             --------   -------
      Total distributions ......................                 (.59)     (.19)
                                                             --------   -------
Net Asset Value, End of Period .................             $  25.24   $ 35.21
                                                             ========   =======

Total Return (%)(b) ............................               (26.93)    (4.03)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ....              146,156    37,101
   Ratios to average net assets (%)(c):
      Operating expenses, net ..................                  .62       .62
      Operating expenses, gross ................                  .62       .67
      Net investment income ....................                  .81       .65

   Portfolio turnover rate (%) .................               144.94    144.37


   *   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

Equity Q Fund--Class Y Shares


                                                      Fiscal Year Ended
                                                         October 31,
                                                      --------------------
                                                        2002       2001        2000*
                                                        ----       ----        -----
Net Asset Value, Beginning of Period ...............            $  40.69     $ 42.29
                                                                --------      ------

Income From Operations
   Net investment income(a) ........................                 .28         .16
   Net realized and unrealized gain (loss) .........               (9.71)      (1.54)
                                                                --------     -------
      Total income from operations .................               (9.43)      (1.38)
                                                                --------     -------
Distributions
   From net investment income ......................                (.28)       (.22)
   From net realized gain ..........................               (1.23)         --
                                                                --------     -------
      Total distributions ..........................               (1.51)       (.22)
                                                                --------     -------
Net Asset Value, End of Period .....................            $  29.75     $ 40.69
                                                                ========      ======
Total Return (%)(b) ................................              (23.74)      (3.21)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ........             456,512      38,812
   Ratios to average net assets (%)(c):
      Operating expenses, net ......................                 .61         .61
      Operating expenses, gross ....................                 .61         .66
      Net investment income ........................                 .86         .68

   Portfolio turnover rate (%) .....................               79.24       59.91


   *   For the period March 30, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

Equity II Fund--Class Y Shares


                                                               Fiscal Year Ended
                                                                  October 31,
                                                              --------------------
                                                                 2002        2001        2000*
                                                                 ----        ----        -----
Net Asset Value, Beginning of Period ........................             $ 38.35      $ 38.89
                                                                          -------      -------
Income From Operations
   Net investment income(a) .................................                 .20          .11
   Net realized and unrealized gain (loss)...................               (5.35)        (.55)
                                                                          -------      -------
      Total income from operations ..........................               (5.15)        (.44)
                                                                          -------      -------
Distributions
   From net investment income ...............................                (.10)        (.10)
   From net realized gain ...................................               (4.78)          --
                                                                          -------      -------
      Total distributions....................................               (4.88)        (.10)
                                                                          -------      -------
Net Asset Value, End of Period ..............................             $ 28.32      $ 38.35
                                                                          =======      =======
Total Return (%)(b) .........................................              (14.59)       (1.15)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................             126,876       50,112
   Ratios to average net assets (%)(c):
      Operating expenses, net ...............................                 .78          .78
      Operating expenses, gross .............................                 .79          .83
      Net investment income .................................                 .65          .51

   Portfolio turnover rate (%) ..............................              134.79       137.51


   *   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

Equity III Fund--Class I Shares


                                                    Fiscal Year Ended
                                                       October 31,                                  Year Ended December 31,
                                                  -----------------------               --------------------------------------------
                                                    2002        2001        2000*        1999         1998        1997         1996
                                                    ----        ----        -----        ----         ----        ----         ----
Net Asset Value, Beginning of Period ...........             $ 26.33     $  26.18     $ 29.12      $ 29.80     $ 29.68      $ 29.11
                                                             -------     --------     -------      -------     -------      -------

Income From Operations
   Net investment income(a) ....................                 .27          .25         .40          .47         .60          .70
   Net realized and unrealized gain (loss) .....               (3.96)         .15        (.41)        2.75        8.69         5.10
                                                             -------     --------        ----         ----        ----         ----

      Total income from operations .............               (3.69)         .40        (.01)        3.22        9.29         5.80
                                                             -------     --------        ----         ----        ----         ----

Distributions
   From net investment income ..................                (.26)        (.25)       (.40)        (.47)       (.61)        (.71)
   From net realized gain ......................                  --           --       (2.53)       (3.43)      (8.56)       (4.52)
                                                             -------     --------     -------      -------     -------      -------

      Total distributions ......................                (.26)        (.25)      (2.93)       (3.90)      (9.17)       (5.23)
                                                             -------     --------     -------      -------     -------      -------
Net Asset Value, End of Period .................             $ 22.38     $  26.33     $ 26.18      $ 29.12     $ 29.80      $ 29.68
                                                             =======     ========     =======      =======     =======      =======
Total Return (%)(b) ............................              (14.09)        1.59         .25        11.53       33.13        20.90

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ....              75,578      129,405     168,361      210,491     242,112      221,778
   Ratios to average net assets (%)(c):
      Operating expenses .......................                 .93          .92         .79          .74         .78          .79
      Net investment income ....................                1.08         1.22        1.39         1.54        1.77         2.23

   Portfolio turnover rate (%) .................              118.26       108.39      146.28       135.53      128.86       100.78


   *   For the ten months ended October 31, 2000.
   (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

International Fund--Class Y Shares


                                                                 Fiscal Year Ended
                                                                    October 31,
                                                               ----------------------
                                                                   2002         2001        2000*
                                                                   ----         ----        -----
Net Asset Value, Beginning of Period .......................                 $  39.62     $ 46.09
                                                                             --------     -------

Income From Operations
   Net investment income(a) ................................                      .46         .46
   Net realized and unrealized gain (loss) .................                    (9.60)      (6.93)
                                                                             --------     -------
      Total income from operations .........................                    (9.14)      (6.47)
                                                                             --------     -------
Distributions
   From net investment income ..............................                     (.14)         --
   From net realized gain ..................................                    (1.92)         --
                                                                             --------     -------
      Total distributions ..................................                    (2.06)         --
                                                                             --------     -------
Net Asset Value, End of Period .............................                 $  28.42     $ 39.62
                                                                             ========     =======
Total Return (%)(b) ........................................                   (24.26)     (14.04)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ................                  386,538      78,103
   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................                      .96         .91
      Operating expenses, gross ............................                      .96         .94
      Net investment income ................................                     1.40        1.85

   Portfolio turnover rate (%) .............................                   111.84      105.17


   *   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class Y Shares


                                                                Fiscal Year Ended
                                                                   October 31,
                                                             ------------------------
                                                                 2002          2001         2000*
                                                                 ----          ----         -----
Net Asset Value, Beginning of Period .......................                 $  20.79     $ 20.61
                                                                             --------     -------

Income From Operations
   Net investment income(a) ................................                     1.23         .81
   Net realized and unrealized gain (loss) .................                     1.61         .37
                                                                             --------     -------
      Total income from operations .........................                     2.84        1.18
                                                                             --------     -------
Distributions
   From net investment income ..............................                    (1.31)      (1.00)
                                                                             --------     -------
Net Asset Value, End of Period .............................                 $  22.32     $ 20.79
                                                                             ========     =======
Total Return (%)(b) ........................................                    14.07        5.89

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ................                  520,186     144,049
   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................                      .32         .32
      Operating expenses, gross ............................                      .32         .34
      Net investment income ................................                     5.62        6.63

   Portfolio turnover rate (%) .............................                   188.97      117.94


   *   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

Fixed Income III Fund--Class Y Shares


                                                                Fiscal Year Ended
                                                                   October 31,
                                                               ---------------------
                                                                  2002         2001        2000*
                                                                  ----         ----        -----
Net Asset Value, Beginning of Period .......................                 $  9.76      $ 9.69
                                                                             -------      ------

Income From Operations
   Net investment income(a) ................................                     .60         .25
   Net realized and unrealized gain (loss) .................                     .62         .13
                                                                             -------      ------
      Total income from operations .........................                    1.22         .38
                                                                             -------      ------
Distributions
   From net investment income ..............................                    (.63)       (.31)
                                                                             -------      ------
Net Asset Value, End of Period .............................                 $ 10.35      $ 9.76
                                                                             =======      ======
Total Return (%)(b) ........................................                   12.86        3.99

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ................                  24,100      21,348
   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................                     .62         .64
      Operating expenses, gross ............................                     .62         .74
      Net investment income ................................                    5.94        6.73

   Portfolio turnover rate (%) .............................                  165.41      108.08


   *   For the period June 7, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class S Shares


                                                 Fiscal Year Ended
                                                    October 31,                                 Year Ended December 31,
                                                ---------------------              ----------------------------------------------
                                                   2002       2001        2000*       1999        1998        1997       1996
                                                   ----       ----        -----       ----        ----        ----       ----
Net Asset Value, Beginning of Period .........              $ 26.22     $ 22.86     $ 24.44    $ 30.86     $ 29.19     $ 23.51
                                                            -------     -------     -------    -------     -------     -------

Income From Operations
   Net investment income(a) ..................                 1.46        1.04        1.30       1.34        1.36        1.39
   Net realized and unrealized gain (loss) ...                 1.03        3.15       (1.20)     (6.13)       3.93        6.89
                                                            -------     -------     -------    -------     -------     -------
      Total income from operations ...........                 2.49        4.19         .10      (4.79)       5.29        8.28
                                                            -------     -------     -------    -------     -------     -------

Distributions
   From net investment income ................                (1.40)       (.83)      (1.68)     (1.17)      (1.41)      (1.34)
   From net realized gain ....................                   --          --          --       (.46)      (2.21)      (1.26)
      Total distributions ....................                (1.40)       (.83)      (1.68)     (1.63)      (3.62)      (2.60)
                                                            -------     -------     -------    -------     -------     -------
Net Asset Value, End of Period ...............              $ 27.31     $ 26.22     $ 22.86    $ 24.44     $ 30.86     $ 29.19
                                                            =======     =======     =======    =======     =======     =======
Total Return (%)(b) ..........................                 9.48       18.53         .55     (15.94)      18.99       36.81

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..              607,280     669,529     589,300    576,326     615,483     445,619
   Ratios to average net assets (%)(c):
      Operating expenses, net ................                 1.17        1.16        1.14       1.05        1.02        1.04
      Operating expenses, gross ..............                 1.18        1.16        1.14       1.05        1.02        1.04
      Net investment income ..................                 5.19        5.00        5.41       4.93        4.57        5.64

   Portfolio turnover rate (%) ...............                44.50       53.30       42.69      42.58       49.40       51.75


   *   For the ten months ended October 31, 2000.
   (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class S Shares


                                                     Fiscal Year Ended
                                                        October 31,                               Year Ended December 31,
                                                  -----------------------             ---------------------------------------------
                                                      2002        2001       2000*       1999        1998        1997         1996
                                                      ----        ----       -----       ----        ----        ----         ----
Net Asset Value, Beginning of Period ............                $  9.25   $ 12.52      $ 8.48      $ 11.79     $ 12.35    $ 11.16
                                                                 -------   -------      ------      -------     -------    -------

Income From Operations
   Net investment income(a)** ...................                    .04        --         .03          .12         .14        .10
   Net realized and unrealized gain (loss) ......                  (2.24)    (3.21)       4.10        (3.35)       (.56)      1.26
                                                                 -------   -------      ------      -------     -------    -------
      Total income from operations ..............                  (2.20)    (3.21)       4.13        (3.23)       (.42)      1.36
                                                                 -------   -------      ------      -------     -------    -------

Distributions
   From net investment income ...................                     --      (.06)       (.09)        (.08)       (.14)      (.17)
                                                                 -------   -------      ------      -------     -------    -------
Net Asset Value, End of Period ..................                $  7.05   $  9.25     $ 12.52       $ 8.48     $ 11.79    $ 12.35
                                                                 =======   =======     =======       ======     =======    =======
Total Return (%)(b) .............................                 (23.89)   (25.79)      49.03       (27.57)      (3.45)     12.26

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....                273,486   359,201     430,794      294,349     333,052    271,490
   Ratios to average net assets (%)(c):
      Operating expenses, net ...................                   2.09      1.91        1.91         1.75        1.64       1.71
      Operating expenses, gross .................                   2.09      1.92        1.91         1.75        1.64       1.72
      Net investment income (loss) ..............                    .44      (.02)        .26         1.20         .87        .77

   Portfolio turnover rate (%) ..................                  83.74     73.11       94.85        59.35       50.60      34.62


   *   For the ten months ended October 31, 2000.
   **  Less than $.01 per share for the period ended October 31, 2000.
   (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class S Shares


                                                  Fiscal Year Ended
                                                     October 31,                                 Year Ended December 31,
                                                -----------------------              -----------------------------------------------
                                                   2002        2001         2000*       1999        1998        1997        1996
                                                   ----        ----         -----       ----        ----        ----        ----
Net Asset Value, Beginning of Period .........                $ 18.22     $ 18.03     $ 18.46      $ 18.35     $ 18.36    $ 18.55
                                                              -------     -------     -------      -------     -------    -------

Income From Operations
   Net investment income(a) ..................                   1.07         .91         .90          .99        1.08       1.04
   Net realized and unrealized gain (loss) ...                    .83         .09        (.36)         .11          --       (.19)
                                                              -------     -------     -------      -------     -------    -------
      Total income from operations ...........                   1.90        1.00         .54         1.10        1.08        .85
                                                              -------     -------     -------      -------     -------    -------


Distributions
   From net investment income ................                  (1.13)       (.81)       (.97)        (.99)      (1.09)     (1.04)
                                                              -------     -------     -------      -------     -------    -------
Net Asset Value, End of Period ...............                $ 18.99     $ 18.22     $ 18.03      $ 18.46     $ 18.35    $ 18.36
                                                              =======     =======     =======      =======     =======    =======
Total Return (%)(b) ..........................                  10.76        5.64        3.03         6.09        6.02       4.76

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..                401,137     422,884     447,590      260,539     229,470    222,983
   Ratios to average net assets (%)(c):
      Operating expenses, net ................                    .52         .64         .74          .66         .66        .70
      Operating expenses, gross ..............                    .67         .66         .74          .66         .66        .70
      Net investment income (loss) ...........                   5.76        6.00        5.22         5.37        5.70       5.70

   Portfolio turnover rate (%) ...............                 260.94       92.31      177.08       129.85      213.14     264.40


   *   For the ten months ended October 31, 2000.
   (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
   (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                                  Equity I Fund


      Alliance Capital Management L.P., through its Bernstein Investment
           Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
           Florham Park, NJ 07932-0650.

      Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
           80202.

      MFS Institutional Advisors, Inc., 500 Boylston Street, 21/st/ Floor,
           Boston, MA 02116-3741.

      Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta,
           GA 30326-3248.

      Peachtree Asset Management, One Peachtree Center, Suite 4500, 303
           Peachtree Street N.E., Atlanta, GA 30308.

      Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls,
           WI 53051.

      Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
           10019.

      Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
           PA 19312.

      Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                  Equity Q Fund

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
           Boston, MA 02110-4104.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
           Florham Park, NJ 07932-0650.

      J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
           York, NY 10036.

                                 Equity II Fund

      CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
           Diego, CA 92101.

      David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
           10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

      Goldman Sachs Asset Management, a unit of the Investment Management
           Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
           Florham Park, NJ 07932-0650.

      Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle,
           WA 98101.

      Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
           10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
           York, NY 10036-9998.

                                 Equity III Fund

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
           Wilmington, DE 19801.

      DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
           FL 32801.

      Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

                               International Fund


      Alliance Capital Management L.P., through its Bernstein Investment
           Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
           10022.

      Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
           Angeles, CA 90025.

      Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
           6EE England.

      Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
           60611-2703.

      Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
           02109.

      Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
           Wilmington, DE 19801-1165.

      Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660,
           Bellevue, WA 98004.

      Oechsle International Advisors, LLC, One International Place, 23rd Floor,
           Boston, MA 02110.

      The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
           Boston, MA 02108-4402.

                               Fixed Income I Fund

      Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
           Chicago, IL 60606.


      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
           300, P.O. Box 6430, Newport Beach, CA 92658-6430.


      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
           York, NY 10036-9998.

                              Fixed Income III Fund

      Delaware Management Company, a series of Delaware Management Business
           Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

      Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite
           1100,W. Conshohocken, PA 19428-2899.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
           300, P.O. Box 6430, Newport Beach, CA 92658-6430.


      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
           York, NY 10036-9998.

                           Real Estate Securities Fund

      AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
           Lane, Boston, MA 02210-2021.

      RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
           41st Floor, Chicago, IL 60611.

      Security Capital Research & Management Incorporated, 11 South LaSalle
           Street, 2nd Floor, Chicago, IL 60603.

                              Emerging Markets Fund


      Alliance Capital Management L.P., through its Bernstein Investment
           Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
           Street, London EC2A 2NY England.

      Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.



      Schroder Investment Management North America Ltd., 787 Seventh Avenue,
           34th Floor, New York, NY 10019.


      T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

                              Short Term Bond Fund

      BlackRock Financial Management, Inc., 40 East 52nd Street, New York, NY
         10022.

      Merganser Capital Management LP, One Cambridge Center, Suite 402,
         Cambridge, MA 02142-1611.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
         Barbara, CA 93101-2143.

      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
  Class Y Shares:
  Equity I Fund
  Equity Q Fund
  Equity II Fund
  Equity III Fund
  International Fund
  Fixed Income I Fund
  Fixed Income III Fund
  Class S Shares:
  Real Estate Securities Fund
  Emerging Markets Fund
  Short Term Bond Fund


                                  Distributor: Russell Fund Distributors, Inc.
                                                        SEC File No. 811-3153
LOGO                                    _____________________36-08-952 (0203)

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS



     Russell Funds



     PROSPECTUS
     CLASS C SHARES:
     DIVERSIFIED EQUITY FUND
     QUANTITATIVE EQUITY FUND
     TAX-MANAGED LARGE CAP FUND
     SPECIAL GROWTH FUND
     TAX-MANAGED MID & SMALL CAP FUND




     SELECT GROWTH FUND
     SELECT VALUE FUND
     EQUITY INCOME FUND
     REAL ESTATE SECURITIES FUND
     INTERNATIONAL SECURITIES FUND
     EMERGING MARKETS FUND
     DIVERSIFIED BOND FUND
     MULTISTRATEGY BOND FUND
     SHORT TERM BOND FUND
     TAX EXEMPT BOND FUND




     ______________, 2003




     909 A STREET, TACOMA WA 98402 . 800-787-7354

     As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                                Table of Contents

Risk/Return Summary .................................................................  1

   Investment Objective, Principal Investment Strategies and Principal Risks ........  1

   Performance ......................................................................  9

   Fees and Expenses ................................................................ 25

Summary Comparison of the Funds ..................................................... 27

The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification .............. 27

Investment Objective and Principal Investment Strategies ............................ 29

Risks ............................................................................... 47

Management of the Funds ............................................................. 51

The Money Managers .................................................................. 53

Portfolio Turnover .................................................................. 53

Dividends and Distributions ......................................................... 54

Taxes ............................................................................... 54

How Net Asset Value is Determined ................................................... 55

Distribution and Shareholder Servicing Arrangements ................................. 56

How to Purchase Shares .............................................................. 57

Exchange Privilege .................................................................. 58

How to Redeem Shares ................................................................ 59

Payment of Redemption Proceeds ...................................................... 59

Other Things to Know About Share Transactions ....................................... 60

Financial Highlights ................................................................ 61

Money Manager Information ........................................................... 76

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks


DIVERSIFIED EQUITY FUND

      Investment Objective     To provide income and capital growth by investing
                               principally in equity securities.

      Principal Investment     The Diversified Equity Fund invests primarily in
      Strategies               common stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

      Principal Risks          An investment in the Diversified Equity Fund,
                               like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


QUANTITATIVE EQUITY FUND

      Investment Objective     To provide a total return greater than the total
                               return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000
                               Index.

      Principal Investment     The Quantitative Equity Fund invests primarily in
      Strategies               common stocks of medium and large capitalization
                               companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

      Principal Risks          An investment in the Quantitative Equity Fund,
                               like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets.
                               The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED LARGE CAP FUND

      Investment Objective     To provide capital growth on an after-tax basis
                               by investing principally in equity securities.

      Principal Investment     The Tax-Managed Large Cap Fund invests primarily
      Strategies               in equity securities of large capitalization US
                               companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 Index.

                               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and to offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.


      Principal Risks          An investment in the Tax-Managed Large Cap Fund,
                               like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SPECIAL GROWTH FUND

      Investment Objective     To maximize total return primarily through
                               capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

      Principal Investment     The Special Growth Fund invests primarily in
      Strategies               common stocks of small and medium capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R)
                               Index.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks          An investment in the Special Growth Fund, like
                               any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED MID & SMALL CAP FUND

      Investment Objective     To provide capital growth on an after-tax basis
                               by investing principally in equity securities of small capitalization companies.

      Principal Investment     The Tax-Managed Mid & Small Cap Fund invests
      Strategies               primarily in equity securities of small and mid
                               capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

                               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth and value segments of the market. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.


      Principal Risks          An investment in the Tax-Managed Mid & Small Cap
                               Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
                               The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND

      Investment Objective     To provide capital appreciation.

      Principal Investment     The Select Growth Fund invests primarily in large
      Strategies               and medium capitalization stocks with some
                               exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                               Small capitalization companies include all other
                               US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

       Principal Risks         An investment in the Select Growth Fund, like any
                               investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND

      Investment Objective     To provide capital appreciation.

      Principal Investment     The Select Value Fund invests primarily in large
      Strategies               and medium capitalization value stocks with some
                               exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                               Small capitalization companies include all other
                               US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

      Principal Risks          An investment in the Select Value Fund, like any
                               investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY INCOME FUND

      Investment Objective     To provide capital appreciation.

      Principal Investment     The Equity Income Fund invests primarily in
      Strategies               common stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                               Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

      Principal Risks           An investment in the Equity Income Fund, like
                                any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

      Investment Objective      To generate a high level of total return through
                                above average current income while maintaining the potential for capital appreciation.

      Principal Investment      The Real Estate Securities Fund seeks to achieve
      Strategies                its objective by concentrating its investments
                                primarily in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

                                The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks           An investment in the Real Estate Securities
                                Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
                                The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL SECURITIES FUND

      Investment Objective      To provide favorable total return and additional
                                diversification for US investors.

      Principal Investment      The International Securities Fund invests
      Strategies                primarily in equity securities issued by
                                companies domiciled outside the US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
                                East) to maintain a high degree of
                                diversification among countries and currencies.
                                This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                             The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                             A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks         An investment in the International Securities Fund,
                             like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

     Investment Objective    To provide maximum total return primarily through
                             capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.


     Principal Investment    The Emerging Markets Fund will primarily invest in
     Strategies              equity securities of companies that are located in
                             countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                             The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks        An investment in the Emerging Markets Fund, like
                             any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

DIVERSIFIED BOND FUND

     Investment Objective    To provide effective diversification against
                             equities and a stable level of cash flow by investing in fixed-income securities.

     Principal Investment    The Diversified Bond Fund invests primarily in
     Strategies              investment grade fixed-income securities. In
                             particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                             The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                             The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks         An investment in the Diversified Bond Fund, like
                             any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

MULTISTRATEGY BOND FUND

     Investment Objective    To provide maximum total return primarily through
                             capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

     Principal Investment    The Multistrategy Bond Fund invests primarily in
     Strategies              fixed-income securities. In particular, the Fund
                             holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The
                             Fund may invest up to 25% of its assets in debt securities that are rated below investment grade.
                             These securities are commonly referred to as "junk bonds."


                             The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                             The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks         An investment in the Multistrategy Bond Fund, like
                             any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND

     Investment Objective    The preservation of capital and the generation of
                             current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     Principal Investment    The Short Term Bond Fund invests primarily in
     Strategies              fixed-income securities. In particular, the Fund
                             holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


                             The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                             The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks         An investment in the Short Term Bond Fund, like any
                             investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

TAX EXEMPT BOND FUND

     Investment Objective    To provide a high level of federal tax-exempt
                             current income by investing primarily in a diversified portfolio of investment grade municipal securities.

     Principal Investment    The Tax Exempt Bond Fund concentrates its
     Strategies              investments in investment-grade municipal debt
                             obligations providing federal tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The
                             Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

     Principal Risks         An investment in the Tax Exempt Bond Fund, like any
                             investment, has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.


     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Securities Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.


     Returns for periods prior to the date each Fund first issued Class C Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Except for the Short Term Bond, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, all Funds first issued Class C Shares on January 27, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds first issued Class C Shares on December 1, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999.



     For periods prior to April 1, 1995, performance results for the Emerging Markets and Short Term Bond Funds do not reflect deduction of investment management fees.




     Past performance, both before-tax and after-tax, is no indication of future results.

                             Diversified Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993               10.53%
                            1994               -0.01%
                            1995               35.17%
                            1996               23.29%
                            1997               30.75%
                            1998               25.64%
                            1999               17.23%
                            2000              -11.87%
                            2001              -15.69%
                            2002


                        Best Quarter:      ______% (__Q/__)
                        Worst Quarter:     (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                                       1 Year       5 Years     10 Years
---------------------------------------                                                       ------       -------     --------
Return Before Taxes, Class C ..........................................................            %             %            %

Return After Taxes on Distributions, Class C ..........................................            %             %            %

Return After Taxes on Distributions and Sale of Funds Shares, Class C .................            %             %            %


Russell 1000(R) Index .................................................................            %             %            %
-------------------------------------------------------------------------------------------------------------------------------

                            Quantitative Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993               12.56%
                            1994                0.19%
                            1995               37.69%
                            1996               22.94%
                            1997               31.71%
                            1998               24.34%
                            1999               20.35%
                            2000                -8.1%
                            2001              -11.44%
                            2002


                       Best Quarter:       ______% (__Q/__)
                       Worst Quarter:      (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                                       1 Year      5 Years     10 Years
---------------------------------------                                                       ------      -------     --------
Return Before Taxes, Class C ..........................................................            %            %            %

Return After Taxes on Distributions, Class C ..........................................            %            %            %

Return After Taxes on Distributions and Sale of Funds Shares, Class C .................            %            %            %


Russell 1000(R) Index .................................................................            %            %            %
-------------------------------------------------------------------------------------------------------------------------------

                           Tax-Managed Large Cap Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1997               31.73%
                            1998               32.08%
                            1999                4.32%
                            2000               -9.48%
                            2001              -11.48%
                            2002


                       Best Quarter:       ______% (__Q/__)
                       Worst Quarter:      (______%) (__Q/__)



--------------------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                                                            Since
for the periods ended December 31, 2002                                                           1 Year   5 Years    Inception*
---------------------------------------                                                           ------   -------    ---------
Return Before Taxes, Class C ..................................................................        %         %

Return After Taxes on Distributions, Class C ..................................................        %         %

Return After Taxes on Distributions and Sale of Funds Shares, Class C .........................        %         %


S&P 500 Composite Stock Price Index ...........................................................        %         %
--------------------------------------------------------------------------------------------------------------------------------


   * The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                               Special Growth Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993               15.48%
                            1994               -3.71%
                            1995               28.52%
                            1996               18.55%
                            1997                27.9%
                            1998                0.03%
                            1999               20.41%
                            2000                8.05%
                            2001               -3.28%
                            2002


                     Best Quarter:         ______% (__Q/__)
                     Worst Quarter:        (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------------------------
    Average annual total returns
    for the periods ended December 31, 2002                                                     1 Year      5 Years     10 Years
    ---------------------------------------                                                     ------      -------     --------
    Return Before Taxes, Class C ...........................................................         %            %            %

    Return After Taxes on Distributions, Class C ...........................................         %            %            %

    Return After Taxes on Distributions and Sale of Funds Shares, Class C ..................         %            %            %


    Russell 2500(TM) Index .................................................................         %            %            %
---------------------------------------------------------------------------------------------------------------------------------

                        Tax-Managed Mid & Small Cap Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            2000               -6.95%
                            2001              -11.85%
                            2002



                     Best Quarter:         ______% (__Q/__)
                     Worst Quarter:        (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                                               Since
for the periods ended December 31, 2002                                                         1 Year   Inception*
---------------------------------------                                                         ------   ---------
Return Before Taxes, Class C ...............................................................         %           %

Return After Taxes on Distributions, Class C ...............................................         %           %

Return After Taxes on Distributions and Sale of Funds Shares, Class C ......................         %           %

Russell 2500(TM) Index .....................................................................         %           %

Russell Small Cap Completeness Index** .....................................................         %           %
---------------------------------------------------------------------------------------------------------------------


   * The Tax-Managed Mid & Small Cap Fund commenced operations on December 1, 1999.
   ** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Composite Stock Price Index. The Fund uses the Russell Small Cap Completeness Index for management and construction of the Fund's portfolio.

                               Select Growth Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C




                               [PERFORMANCE GRAPH]






                      Best Quarter:       ______% (__Q/__)
                      Worst Quarter:      (______%) (__Q/__)


---------------------------------------------------------------------------------------------------------------------
    Average annual total returns                                                                           Since
    for the periods ended December 31, 2002                                                     1 Year   Inception*
    ---------------------------------------                                                     ------   ---------
    Return Before Taxes, Class C ...........................................................         %           %

    Return After Taxes on Distributions, Class C ...........................................         %           %

    Return After Taxes on Distributions and Sale of Funds Shares, Class C ..................         %           %

    Russell 1000(R) Growth Index ...........................................................         %           %
---------------------------------------------------------------------------------------------------------------------

 *    The Select Growth Fund commenced operations on January 31, 2001.

                                Select Value Fund

                               Annual Total Returns
                        (for the years ended December 31)
                                     Class C


                               [PERFORMANCE GRAPH]


                       Best Quarter:      ______% (__Q/__)
                       Worst Quarter:    (______%) (__Q/__)


--------------------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2002                                                              1 Year     Inception*
   ---------------------------------------                                                              ------     ----------
   Return Before Taxes, Class C ................................................................             %             %

   Return After Taxes on Distributions, Class C ................................................             %             %

   Return After Taxes on Distributions and Sale of Funds Shares, Class C .......................             %             %

   Russell 1000(R) Value Index .................................................................             %             %
--------------------------------------------------------------------------------------------------------------------------------

 * The Select Value Fund commenced operations on January 31, 2001.

                               Equity Income Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993               13.23%
                            1994                0.69%
                            1995               34.76%
                            1996               21.31%
                            1997               32.68%
                            1998               12.41%
                            1999               -0.61%
                            2000               -0.85%
                            2001               -8.61%
                            2002


                       Best Quarter:      ______% (__Q/__)
                       Worst Quarter:    (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                                         1 Year      5 Years     10 Years
---------------------------------------                                                         ------      -------     --------
Return Before Taxes, Class C ..............................................................          %            %            %

Return After Taxes on Distributions, Class C ..............................................          %            %            %

Return After Taxes on Distributions and Sale of Funds Shares, Class C .....................          %            %            %

Russell 1000(R)Value Index ................................................................          %            %            %
---------------------------------------------------------------------------------------------------------------------------------

                           Real Estate Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993               17.42%
                            1994                7.24%
                            1995               10.87%
                            1996               36.61%
                            1997                18.2%
                            1998              -16.25%
                            1999               -0.38%
                            2000                28.1%
                            2001                6.62%
                            2002


                        Best Quarter:      ______% (__Q/__)
                        Worst Quarter:    (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                        1 Year      5 Years    10 Years
---------------------------------------                                        ------      -------    --------
Return Before Taxes, Class C ...............................................        %            %           %

Return After Taxes on Distributions, Class C ...............................        %            %           %

Return After Taxes on Distributions and Sale of Funds Shares, Class C ......        %            %           %

NAREIT Equity REIT Index ...................................................        %            %           %
---------------------------------------------------------------------------------------------------------------

                          International Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993               33.48%
                            1994                4.86%
                            1995                10.2%
                            1996                 7.5%
                            1997               -0.42%
                            1998               12.53%
                            1999               29.35%
                            2000              -12.32%
                            2001              -22.77%
                            2002


                   Best Quarter:         ______% (__Q/__)
                   Worst Quarter:       (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                               1 Year       5 Years     10 Years
---------------------------------------                                               ------       -------     --------
Return Before Taxes, Class C ...................................................              %            %           %

Return After Taxes on Distributions, Class C ...................................              %            %           %

Return After Taxes on Distributions and Sale of Funds Shares, Class C ..........              %            %           %

MSCI EAFE Index ................................................................              %            %           %
-------------------------------------------------------------------------------------------------------------------------

                              Emerging Markets Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1994               -5.83%
                            1995               -8.21%
                            1996               12.26%
                            1997               -3.45%
                            1998              -27.61%
                            1999               47.91%
                            2000              -31.57%
                            2001               -4.23%
                            2002


                   Best Quarter:         ______% (__Q/__)
                   Worst Quarter:       (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                                                     Since
for the periods ended December 31, 2002                                               1 Year       5 Years     Inception
---------------------------------------                                               ------       -------     ---------
Return Before Taxes, Class C ...................................................           %             %             %

Return After Taxes on Distributions, Class C ...................................           %             %             %

Return After Taxes on Distributions and Sale of Funds Shares, Class C ..........           %             %             %

MSCI Emerging Markets Free Index** .............................................           %             %             %

S&P/IFC Investable Composite Index** ...........................................           %             %             %
-------------------------------------------------------------------------------------------------------------------------


 *  The Emerging Markets Fund commenced operations on January 29, 1993.

 ** The Fund believes that the MSCI Emerging Markets Free Index is now a more widely accepted and appropriate broad-based securities market index for the Fund than the S&P/IFC Investable Composite Index.


 # For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.

                              Diversified Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993               10.02%
                            1994               -3.25%
                            1995               17.76%
                            1996                3.32%
                            1997                8.36%
                            1998                7.62%
                            1999               -2.14%
                            2000               10.14%
                            2001                6.93%
                            2002


                   Best Quarter:         ______% (__Q/__)
                   Worst Quarter:       (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                               1 Year       5 Years     10 Years
---------------------------------------                                               ------       -------     --------
Return Before Taxes, Class C ...................................................           %             %             %

Return After Taxes on Distributions, Class C ...................................           %             %             %

Return After Taxes on Distributions and Sale of Funds Shares, Class C ..........           %             %             %

Lehman Brothers Aggregate Bond Index ...........................................           %             %             %

30-Day Yields for the year ended December 31, 2002                                   Current
--------------------------------------------------                                   -------

Class C ........................................................................           %
-------------------------------------------------------------------------------------------------------------------------


     To obtain current yield information, please call 1-800-787-7354.

                             Multistrategy Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1994               -4.35%
                            1995               17.92%
                            1996                4.97%
                            1997                 9.5%
                            1998                6.58%
                            1999               -1.71%
                            2000                8.79%
                            2001                6.42%
                            2002


                   Best Quarter:         ______% (__Q/__)
                   Worst Quarter:       (______%) (__Q/__)



------------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                                                     Since
for the periods ended December 31, 2002                                               1 Year       5 Years    Inception*
---------------------------------------                                               ------       -------    ----------
Return Before Taxes, Class C ...................................................           %             %            %

Return After Taxes on Distributions, Class C ...................................           %             %            %

Return After Taxes on Distributions and Sale of Funds Shares, Class C ..........           %             %            %

Lehman Brothers Aggregate Bond Index ...........................................           %             %            %


30-Day Yields for the year ended December 31, 2002                                   Current
--------------------------------------------------                                   -------

Class C ........................................................................           %
---------------------------------------------------------------------------------------------------------------------------------


  *  The Multistrategy Bond Fund commenced operations on January 29, 1993.

     To obtain current yield information, please call 1-800-787-7354.

                              Short Term Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993                6.98%
                            1994                0.82%
                            1995                9.95%
                            1996                4.76%
                            1997                6.02%
                            1998                6.09%
                            1999                2.19%
                            2000                6.51%
                            2001                7.29%
                            2002


                   Best Quarter:         ______% (__Q/__)
                   Worst Quarter:       (______%) (__Q/__)



------------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                               1 Year       5 Years      10 Years
---------------------------------------                                               ------       -------      --------
Return Before Taxes, Class C ...................................................           %             %             %

Return Before Taxes, Class C ...................................................           %             %             %

Return After Taxes on Distributions, Class C ...................................           %             %             %

Return After Taxes on Distributions and Sale of Funds Shares, Class C ..........           %             %             %

Merrill Lynch 1-2.99 Years Treasury Index ......................................           %             %             %


30-Day Yields for the year ended December 31, 2002                                   Current
--------------------------------------------------                                   -------

Class C ........................................................................           %
-------------------------------------------------------------------------------------------------------------------------


      To obtain current yield information, please call 1-800-787-7354.

                              Tax Exempt Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1993                6.58
                            1994               -0.54
                            1995                7.81
                            1996                3.07
                            1997                4.92
                            1998                4.82
                            1999               -1.24
                            2000                 6.7
                            2001                3.97
                            2002


                   Best Quarter:         ______% (__Q/__)
                   Worst Quarter:       (______%) (__Q/__)



------------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                               1 Year       5 Years      10 Years
---------------------------------------                                               ------       -------      --------
Return Before Taxes, Class C ...................................................           %             %             %

Return Before Taxes, Class C ...................................................           %             %             %

Return Before Taxes, Class C ...................................................           %             %             %

Return After Taxes on Distributions, Class C ...................................           %             %             %

Return After Taxes on Distributions and Sale of Funds Shares, Class C ..........           %             %             %

Lehman Brothers Municipal 1-10 Year Index ......................................           %             %


Yields for the year ended December 31, 2002                                          Current
-------------------------------------------                                          -------

30-Day Yield

Class C ........................................................................           %

30-Day Tax Equivalent Yield

Class C ........................................................................           %
-------------------------------------------------------------------------------------------------------------------------


 * The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.

    To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                Maximum Sales
                                               Maximum Sales    Charge (Load)        Maximum
                                               Charge (Load)     Imposed on       Deferred Sales
                                                Imposed on       Reinvested           Charge         Redemption    Exchange
                                                Purchases        Dividends            (Load)            Fees         Fees
                                                ---------        ---------            ------            ----         ----
All Funds, Class C .........................       None            None                None             None         None

                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                                              Other
                                                                             Expenses
                                                                            (including      Total
                                                                          Administrative    Gross
                                                                             Fees and       Annual                         Total Net
                                                          Distribution     Shareholder       Fund       Fee Waivers and      Fund
                                              Advisory      (12b-1)         Servicing      Operating       Expenses        Operating
                                                Fee         Fees**            Fee)         Expenses     Reimbursements#    Expenses
                                                ---         ------            ----         --------     ---------------    --------
Class C Shares*

   Diversified Equity ......................    0.73%        0.75%                  %             %                   %            %

   Quantitative Equity .....................    0.73%        0.75%                  %             %                   %            %

   Tax-Managed Large Cap ...................    0.70%        0.75%                  %             %                   %            %

   Special Growth ..........................    0.90%        0.75%                  %             %                   %            %

   Tax-Managed Mid & Small Cap# ............    0.98%        0.75%                  %             %                   %            %

   Select Growth# ..........................    0.80%        0.75%                  %             %                   %            %

   Select Value# ...........................    0.70%        0.75%                  %             %                   %            %

   Equity Income ...........................    0.75%        0.75%                  %             %                   %            %

   Real Estate Securities ..................    0.80%        0.75%                  %             %                   %            %

   International Securities ................    0.90%        0.75%                  %             %                   %            %

   Emerging Markets ........................    1.15%        0.75%                  %             %                   %            %

   Diversified Bond ........................    0.40%        0.75%                  %             %                   %            %

   Multistrategy Bond ......................    0.60%        0.75%                  %             %                   %            %

   Short Term Bond# ........................    0.45%        0.75%                  %             %                   %            %

   Tax Exempt Bond .........................    0.30%        0.75%                  %             %                   %            %


   * "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

   ** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


   # For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until ________________________, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

      For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until _____________________, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until ________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed ______% of the average daily net assets of this Class on an annual basis.

      For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until ___________________, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

      In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until ________________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed ______% of the average daily net assets of this Class on an annual basis.

      For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until __________________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.





   ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.





      In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).


Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ___________, 2004.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                       1 Year   3 Years   5 Years   10 Years
                                                       ------   -------   -------   --------
Class C Shares

   Diversified Equity Fund ..........................  $        $         $         $

   Quantitative Equity Fund .........................

   Tax-Managed Large Cap Fund .......................

   Special Growth Fund ..............................

   Tax-Managed Mid & Small Cap Fund .................

   Select Growth Fund ...............................

   Select Value Fund ................................

   Equity Income Fund ...............................

   Real Estate Securities Fund ......................

   International Securities Fund ....................

   Emerging Markets Fund ............................

   Diversified Bond Fund ............................

   Multistrategy Bond Fund ..........................

   Short Term Bond Fund .............................

   Tax Exempt Bond Fund .............................

                         SUMMARY COMPARISON OF THE FUNDS


                               Fund                                                             Focus

Diversified Equity Fund ..........................................   Income and capital growth

Quantitative Equity Fund .........................................   Total return

Tax-Managed Large Cap Fund .......................................   Capital growth

Special Growth Fund ..............................................   Maximum total return primarily through capital appreciation

Tax-Managed Mid & Small Cap Fund .................................   Capital growth

Select Growth Fund ...............................................   Maximum total return primarily through capital appreciation

Select Value Fund ................................................   Maximum total return primarily through capital appreciation

Equity Income Fund ...............................................   Capital appreciation

Real Estate Securities Fund ......................................   Total return

International Securities Fund ....................................   Total return

Emerging Markets Fund ............................................   Maximum total return primarily through capital appreciation

Diversified Bond Fund ............................................   Current income and diversification

Multistrategy Bond Fund ..........................................   Maximum total return primarily through capital appreciation

Short Term Bond Fund .............................................   Preservation of capital and generation of current income

Tax-Exempt Bond Fund .............................................   Maximum current income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

      Three functions form the core of Russell's consulting services:

      . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

      . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

      . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

       By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES

DIVERSIFIED EQUITY FUND

    Investment Objective    To provide income and capital growth by investing
                            principally in equity securities.

    Principal Investment    The Diversified Equity Fund invests primarily in
    Strategies              common stocks of medium and large capitalization
                            companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                            The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                                . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                            Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND

    Investment Objective    To provide a total return greater than the total
                            return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

    Principal Investment    The Quantitative Equity Fund invests primarily in
    Strategies              common stocks of medium and large capitalization
                            companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                            The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.
                            The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                            The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                            The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED LARGE CAP FUND

    Investment Objective    To provide capital growth on an after-tax basis by
                            investing principally in equity securities.

    Principal Investment    The Fund has a non-fundamental policy to invest,
    Strategies              under normal circumstances, at least 80% of the
                            value of its assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                            The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. The Fund may invest a limited amount in non-US firms from time to time.

                            The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.


                            The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.


                            The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                            The Fund intends to minimize its taxable distributions to shareholders in two ways:

                                .  First, the Fund strives to realize its
                                   returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                                . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                            If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                            The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                            The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

                            When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND

    Investment Objective    To maximize total return primarily through capital
                            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

    Principal Investment    The Special Growth Fund invests primarily in common
    Strategies              stocks of small and medium capitalization companies
                            most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                            The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                                . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED MID & SMALL CAP FUND


    Investment Objective    To provide capital growth on an after-tax basis by
                            investing principally in equity securities of small capitalization companies.

    Principal Investment    The Tax-Managed Mid & Small Cap Fund has a
    Strategies              non-fundamental policy to invest, under normal
                            circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                            The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.


                            The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

                            The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                            The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                            The Fund intends to minimize its taxable distributions to shareholders in two ways:

                                .  First, the Fund strives to realize its
                                   returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                                . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                            If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                            The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                            When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND

    Investment Objective    To provide capital appreciation.

    Principal Investment    The Select Growth Fund invests primarily in large
    Strategies              and medium capitalization stocks with some exposure
                            to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                            The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND

    Investment Objective    To provide capital appreciation.

    Principal Investment    The Select Value Fund invests primarily in large and
    Strategies              medium capitalization value stocks with some
                            exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                            The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY INCOME FUND

    Investment Objective    To provide capital appreciation.

    Principal Investment    The Equity Income Fund invests primarily in common
    Strategies              stocks of medium and large capitalization companies,
                            most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                            The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                                . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds. The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND

    Investment Objective    To generate a high level of total return through
                            above average current income while maintaining the potential for capital appreciation.


    Principal Investment    The Real Estate Securities Fund seeks to achieve its
    Strategies              objective by concentrating its investments primarily
                            in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                            The 80% investment requirement applies at the time the Fund invests its assets.

                            The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.


                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded funds or mutual funds. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND

    Investment Objective    To provide favorable total return and additional
                            diversification for US investors.

    Principal Investment    The International Securities Fund invests primarily
    Strategies              in equity securities issued by companies domiciled
                            outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.
                            Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                            The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                                . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

    Investment Objective    To provide maximum total return primarily through
                            capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

    Principal Investment    The Emerging Markets Fund will primarily invest in
    Strategies              equity securities of companies that are located in
                            countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the
                            Fund's operations, an "emerging market country" is a country having an economy and market that the World
                            Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging
                            Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                            The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                            The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                            Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                            The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND

    Investment Objective    To provide effective diversification against
                            equities and a stable level of cash flow by investing in fixed-income securities.

    Principal Investment    The Diversified Bond Fund invests primarily in
    Strategies              investment grade fixed-income securities.  Fixed
                            income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                            The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                            The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND

    Investment Objective    To provide maximum total return primarily through
                            capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

    Principal Investment    The Multistrategy Bond Fund invests primarily in
    Strategies              fixed-income securities. Fixed income securities,
                            also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                            The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


                            The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                            The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

    Investment Objective    The preservation of capital and the generation of
                            current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

    Principal Investment    The Short Term Bond Fund invests primarily in
    Strategies              fixed-income securities. Fixed income securities,
                            also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                            The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                            The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX EXEMPT BOND FUND

    Investment Objective    To provide a high level of federal tax-exempt
                            current income by investing primarily in a diversified portfolio of investment grade municipal securities.

    Principal Investment    The Tax Exempt Bond Fund concentrates its
    Strategies              investments in investment-grade municipal debt
                            obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets.


                            The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                            The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


    Risk Associated With                           Description                                   Relevant Fund
    --------------------                           -----------                                   -------------
Multi-Manager Approach            The investment styles employed by a Fund's money             Diversified Equity
                                  managers may not be complementary. The interplay of the      Special Growth
                                  various strategies employed by a Fund's multiple money       Equity Income
                                  managers may result in a Fund holding a concentration of     Quantitative Equity
                                  certain types of securities. This concentration may be       International
                                  beneficial or detrimental to a Fund's performance            Securities
                                  depending upon the performance of those securities and       Emerging Markets
                                  the overall economic environment. The multi-manager          Real Estate Securities
                                  approach could result in a high level of portfolio           Short Term Bond
                                  turnover, resulting in higher Fund brokerage expenses        Diversified Bond
                                  and increased tax liability from a Fund's realization of     Multistrategy Bond
                                  capital gains.                                               Tax Exempt Bond
                                                                                               Select Growth
                                                                                               Select Value
Tax-Sensitive Management          A Fund's tax-managed equity investment strategy may not      Tax-Managed Large Cap
                                  provide as high a return before consideration of federal     Tax-Managed Mid &
                                  income tax consequences as other mutual funds that are       Small Cap
                                  not tax-managed. A tax-sensitive investment strategy
                                  involves active management and a Fund may, at times,
                                  take steps to postpone the realization of capital gains
                                  that other mutual funds that are not tax-managed may
                                  not.  This may lead to a difference in pre-tax returns.
                                  At times, it may also be impossible to implement the
                                  tax-managed strategy if, for example, a Fund does not
                                  have any capital losses to offset capital gains.

Equity Securities                 The value of equity securities will rise and fall in         Diversified Equity
                                  response to the activities of the company that issued        Special Growth
                                  the stock, general market conditions and/ or economic        Equity Income
                                  conditions.                                                  Quantitative Equity
                                                                                               International
                                                                                               Securities
                                                                                               Emerging Markets
                                                                                               Real Estate Securities
                                                                                               Tax-Managed Large Cap
                                                                                               Tax-Managed Mid &
                                                                                               Small Cap
                                                                                               Select Growth
                                                                                               Select Value



   .      Value Stocks            investments in value stocks are subject to risks that        Diversified Equity
                                  (ii) their intrinsic values may never be realized by the     Special Growth
                                  market or (ii) such stock may turn out not to have been      Equity Income
                                  undervalued.                                                 International
                                                                                               Securities
                                                                                               Tax-Managed Large Cap
                                                                                               Tax-Managed Mid &
                                                                                               Small Cap
                                                                                               Select Value

      .   Growth Stocks                      Growth company stocks may provide minimal dividends          Diversified Equity
                                             which could otherwise cushion stock prices in a market       Special Growth
                                             decline. The value of growth company stocks may rise and     International
                                             fall significantly based, in part, on investors'             Securities
                                             perceptions of the company, rather than on fundamental       Tax-Managed Large Cap
                                             analysis of the stocks.                                      Tax-Managed Mid &
                                                                                                          Small Cap Select Growth

      .   Market-Oriented                    Market-oriented investments are generally subject to the     Diversified Equity
          Investments                        risks associated with growth and value stocks.               Special Growth
                                                                                                          Quantitative Equity
                                                                                                          International Securities
                                                                                                          Tax-Managed Large Cap
                                                                                                          Tax-Managed Mid & Small
                                                                                                          Cap

      .  Securities of Small                 Investments in smaller companies may involve greater         Special Growth
         Capitalization Companies            risks because these companies generally have a limited       Tax-Managed Mid &
                                             track record. Smaller companies often have narrower          Small Cap
                                             markets and more limited managerial and financial            Select Growth
                                             resources than larger, more established companies. As a      Select Value
                                             result, their performance can be more volatile, which
                                             may increase the volatility of a Fund's portfolio.

Fixed-Income Securities                      Prices of fixed-income securities rise and fall in           Short Term Bond
                                             response to interest rate changes. Generally, when           Diversified Bond
                                             interest rates rise, prices of fixed-income securities       Multistrategy Bond
                                             fall. The longer the duration of the security, the more      Tax Exempt Bond
                                             sensitive the security is to this risk. A 1% increase in
                                             interest rates would reduce the value of a $100 note by
                                             approximately one dollar if it had a one-year duration.
                                             There is also a risk that fixed income securities will
                                             be downgraded in credit rating or go into default.
                                             Lower-rated bonds and bonds with larger final maturities
                                             generally have higher credit risks.

      .  Non-Investment Grade Fixed-Income   Although lower rated debt securities generally               Short Term Bond
         Securities                          offer a higher yield than higher rated debt                  Multistrategy Bond
                                             securities, they involve higher risks. They are especially subject to:

                                                   .  Adverse changes in general economic conditions
                                                      and in the industries in which their issuers
                                                      are engaged,

                                                   .  Changes in the financial condition of their
                                                      issuers and

                                                   .  Price fluctuations in response to changes in
                                                      interest rates.

                                             As a result, issuers of lower rated debt securities are
                                             more likely than other issuers to miss principal and
                                             interest payments or to default which could result in a
                                             loss to a Fund.

International Securities                     A Fund's return and net asset value may be significantly      International
                                             affected by political or economic conditions and              Securities
                                             regulatory requirements in a particular country. Non-US       Emerging Markets
                                             markets, economies and political systems may be less          Short Term Bond
                                             stable than US markets, and changes in exchange rates of      Multistrategy Bond
                                             foreign currencies can affect the value of a Fund's           Diversified Bond
                                             foreign assets. Non-US laws and accounting standards
                                             typically are not as strict as they are in the US and
                                             there may be less public information available about
                                             foreign companies. Non-US securities markets may be less
                                             liquid and have fewer transactions than US securities
                                             markets. Additionally, international markets may
                                             experience delays and disruptions in securities
                                             settlement procedures for a Fund's portfolio securities.

      .  Non-US Debt Securities              A Fund's non-US debt securities are typically                 Short Term Bond
                                             obligations of sovereign governments and corporations.        Multistrategy Bond
                                             To the extent that a Fund invests a significant portion       Diversified Bond
                                             of its assets in a concentrated geographic area like
                                             Eastern Europe or Asia, the Fund will generally have
                                             more exposure to regional economic risks associated with
                                             foreign investments.

      .  Emerging Market                     Investments in emerging or developing markets involve         Emerging Markets
         Countries                           exposure to economic structures that are generally less       Short Term Bond
                                             diverse and mature, and to political systems which have       Multistrategy Bond
                                             less stability than those of more developed countries.        Diversified Bond
                                             Emerging market securities are subject to currency
                                             transfer restrictions and may experience delays and
                                             disruptions in securities settlement procedures for a
                                             Fund's portfolio securities. These securities are
                                             particularly subject to a risk of default from political
                                             instability.

      .  Instruments of US and Foreign       Non-US corporations and banks issuing dollar denominated      Short Term Bond
         Banks and                           instruments in the US are not necessarily subject to the      Diversified Bond
         Branchesand Foreign                 same regulatory requirements that apply to US corporations    Multistrategy Bond
         Corporations,Including              and banks, such as accounting, auditing and recordkeeping
         YankeeBonds                         standards, the public availability of information and, for banks, reserve requirements, loan limitations and
                                             examinations. This adds to the analytical complexity,
                                             and may increase the possibility that a non-US
                                             corporation or bank may become insolvent or otherwise
                                             unable to fulfill its obligations on these instruments.

Derivatives (e.g. Futures Contracts,         If a Fund incorrectly forecasts interest rates in using       Short Term Bond
Options on Futures, Interest Rate Swaps)     derivatives, the Fund could lose money. Price movements       Diversified Bond
                                             of a futures contract, option or structured note may not      Multistrategy Bond
                                             be identical to price movements of portfolio securities
                                             or a securities index resulting in the risk that, when a
                                             Fund buys a futures contract or option as a hedge, the
                                             hedge may not be completely effective.



Real Estate Securities                       Just as real estate values go up and down, the value of       Real Estate Securities
                                             the securities of companies involved in the industry,
                                             and in which a Fund invests, also fluctuates. A Fund
                                             that invests in real estate securities is also subject
                                             to the risks associated with direct ownership of real
                                             estate. Additional risks include declines in the value
                                             of real estate, changes

                                             in general and local economic conditions, increases in
                                             property taxes and changes in tax laws and interest rates.
                                             The value of securities of companies that service the
                                             real estate industry may also be affected by such risks.


      .  REITs                               REITs may be affected by changes in the value of the          Real Estate Securities
                                             underlying properties owned by the REITs and by the
                                             quality of tenants' credit. Moreover, the underlying
                                             portfolios of REITs may not be diversified, and
                                             therefore are subject to the risk of investing in a
                                             limited number of properties. REITs are also dependent
                                             upon management skills and are subject to heavy cash
                                             flow dependency, defaults by tenants, self-liquidation
                                             and the possibility of failing either to qualify for
                                             tax-free pass through of income under federal tax laws
                                             or to maintain their exemption from certain federal
                                             securities laws.

Municipal Obligations                        Municipal obligations are affected by economic, business      Short Term Bond
                                             or political developments. These securities may be            Diversified Bond
                                             subject to provisions of litigation, bankruptcy and           Multistrategy Bond
                                             other laws affecting the rights and remedies of               Tax Exempt Bond
                                             creditors, or may become subject to future laws
                                             extending the time for payment of principal and/or
                                             interest, or limiting the rights of municipalities to
                                             levy taxes.

Repurchase Agreements                        Under a repurchase agreement, a bank or broker sells          Diversified Bond
                                             securities to a Fund and agrees to repurchase them at         Short Term Bond
                                             the Fund's cost plus interest. If the value of the            Multistrategy Bond
                                             securities declines and the bank or broker defaults on
                                             its repurchase obligation, a Fund could incur a loss.

Credit and Liquidity Enhancements            Adverse changes in a guarantor's credit quality if            Tax Exempt Bond
                                             contemporaneous with adverse changes in the guaranteed
                                             security could cause losses to a Fund and may affect its
                                             net asset value.

Exposing Liquidity Reserves to Equity        By exposing its liquidity reserves to an equity market,       Diversified Equity
Markets                                      principally by use of equity index futures but also by        Special Growth
                                             use of exchange traded and over-the-counter options and       Equity Income
                                             equity index swaps, a Fund's performance tends to             Quantitative Equity
                                             correlate more closely to the performance of that market      International
                                             as a whole. However, the market performance of these          Securities
                                             instruments may not correlate precisely to the                Real Estate Securities
                                             performance of a stock market. This approach increases a      Tax-Managed Large Cap
                                             Fund's performance if the particular equity market rises      Tax-Managed Mid &
                                             and reduces a Fund's performance if the particular            Small Cap Select
                                             equity market declines.                                       Growth
                                                                                                           Select Value
                                                                                                           Emerging Markets

Securities Lending                           If a borrower of a Fund's securities fails financially,       All Funds
                                             the Fund's recovery of the loaned securities may be
                                             delayed or the Fund may lose its rights to the
                                             collateral which could result in a loss to a Fund.

                             MANAGEMENT OF THE FUNDS


     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $_______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.


     FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

     . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

     . Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

     . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

     . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

     . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

     . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.


     . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, o Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

     . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

     . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.


     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

     The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Diversified Equity Fund, 0.78%; Quantitative Equity Fund, 0.78%; Tax-Managed Large Cap Fund, 0.75%; Special Growth Fund, 0.95%; Tax-Managed Mid & Small Cap Fund, 1.03%; Select Growth Fund, 0.85%; Select Value Fund, 0.75%; Equity Income Fund, 0.80%; Real Estate Securities Fund, 0.85%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.20%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65%; Short Term Bond Fund, 0.50%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services.


     For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until _______________, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses that exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until ___________________, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCO has contractually agreed to waive, at least until _____________________, up to the full amount of its transfer agency fees for each of Class C, E and S of the Select Growth Fund to the extent transfer agency fees for any such Class exceed ______% of the average daily net assets of such Class on an annual basis.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until _____________________, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCO has contractually agreed to waive, at least until _____________________, up to the full amount of its transfer agency fees for each of Class C, E and S of the Select Value Fund to the extent transfer agency fees for any such Class exceed ______% of the average daily net assets of such Class on an annual basis.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _____________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.






     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).


                               THE MONEY MANAGERS

     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

     J.P. Morgan Investment Management Inc. ("JPMorgan") manages the Tax-Managed Large Cap Fund. Robin Chance, Vice President, and Timothy Devlin, Vice President, are responsible for the management of the Fund. Robin Chance is a portfolio manager in JPMorgan's US Equity Group. An employee of JPMorgan since 1987, she is responsible for JPMorgan's tax-aware structured equity strategies. She is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program. Ms. Chance also earned an MBA from New York University's Stern School of Business. Mr. Devlin is a portfolio manager in JPMorgan's US Equity Group. An employee of JPMorgan since 1996, he was previously with Mitchell Hutchins Asset Management where he managed risk-controlled equity portfolios including index, enhanced index and market neutral strategies. Mr. Devlin earned a B.A. in economics from Union College.

     Geewax, Terker & Company manages the Tax-Managed Mid & Small Cap Fund. John Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD (all but dissertation) from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and the Chief Investment Officer. In this capacity, he serves as a portfolio manager, and has oversight responsibility for the research and development and trading functions of the firm.


                               PORTFOLIO TURNOVER

     The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                             Payable                               Funds
--------               --------------------------------  ------------------------------------------
Monthly ............   Early in the following month      Tax Exempt Bond, Diversified Bond and
                                                         Multistrategy Bond Funds

Quarterly ..........   Mid: April, July, October and     Diversified Equity, Equity Income,
                       December                          Quantitative Equity, Real Estate
                                                         Securities, Short Term Bond and Select
                                                         Value Funds

Annually ...........   Mid-December                      Special Growth, International
                                                         Securities, Emerging Markets,
                                                         Tax-Managed Large Cap, Tax-Managed Mid &
                                                         Small Cap and Select Growth Funds

Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Mid & Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

     Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either the Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.


     The Tax Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

     Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

     Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

     The Funds offer Class C Shares in this Prospectus.


     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     For Class C Shares, there is a $1,000 required minimum initial investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

     Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class C Shares of the Funds.

     Each Fund reserves the right to reject any purchase order for any reason. Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' long-term strategy, these Funds will apply their general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds, inconsistent with the Funds' strategy.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.




Offering Dates and Times


     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures


     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.





Automated Investment Program


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

By Mail or Telephone


     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.


In-Kind Exchange of Securities

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


Systematic Exchange Program

     If you invest through certain Financial Intermediaries, the Funds, except for the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

     The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic exchange program in view of their portfolio management strategies.


                              HOW TO REDEEM SHARES


     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.





Redemption Dates and Times


     Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.





Systematic Withdrawal Program


     If you invest through certain Financial Intermediaries, the Funds, except the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.


     The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.


     You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                 OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

     The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

       .   The Fund name and account number
       .   Details related to the transaction including type and amount
       .   Signatures of all owners exactly as registered on the account
       .   Any supporting legal documentation that may be required

Responsibility for Fraud

     Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts


     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.

Diversified Equity Fund--Class C Shares


                                                                       Fiscal Year Ended
                                                                          October 31,
                                                                   -------------------------
                                                                       2002           2001         2000*      1999**
                                                                       ----           ----         -----      ------
Net Asset Value, Beginning of Period .............................                 $  50.12       $ 54.13     $ 52.04

Income From Operations
Net investment income (loss)(a) ..................................                     (.24)         (.24)       (.20)
Net realized and unrealized gain (loss) ..........................                   (13.82)        (2.55)       8.14
Total income from operations .....................................                   (14.06)        (2.79)       7.94
                                                                                   --------       -------     -------
Distributions
From net investment income .......................................                       --            --        (.03)
From net realized gain ...........................................                     (.23)        (1.22)      (5.82)
                                                                                   --------       -------     -------
Total distributions ..............................................                     (.23)        (1.22)      (5.85)
                                                                                   --------       -------     -------
Net Asset Value, End of Period ...................................                 $  35.83       $ 50.12     $ 54.13
                                                                                   ========       =======     =======
Total Return (%)(b) ..............................................                   (28.14)        (5.07)      15.83

Ratios/Supplemental Data:
Net Assets, end of period (in thousands) .........................                   20,222        21,526      14,787
Ratios to average net assets (%)(c):
Operating expenses ...............................................                     1.99          1.94        1.94)
Net investment income (loss) .....................................                     (.58)         (.56)       (.41)

Portfolio turnover rate (%) ......................................                   146.81        141.75      110.36


    *   For the ten months ended October 31, 2000.
    ** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
    (a) Average month-end shares outstanding were used for this calculation.
    (b) Periods less than one year are not annualized.
    (c) The ratios for periods less than one year are annualized.

Quantitative Equity Fund--Class C Shares

                                                                 Fiscal Year Ended
                                                                    October 31,
                                                               ---------------------
                                                                  2002      2001      2000*    1999**
                                                                  ----      ----      -----    ------
      Net Asset Value, Beginning of Period .................             $  43.88   $ 44.94   $ 43.02

Income From Operations
   Net investment income (loss)(a) .........................                 (.21)     (.22)     (.20)
   Net realized and unrealized gain (loss) .................               (10.47)      .07      8.00
      Total income from operations .........................               (10.68)     (.15)     7.80

      Distributions
   From net investment income ..............................                   --        --      (.04)
   From net realized gain ..................................                (1.32)     (.91)    (5.84)
      Total distributions ..................................                (1.32)     (.91)    (5.88)
Net Asset Value, End of Period .............................             $  31.88   $ 43.88   $ 44.94
Total Return (%)(b) ........................................               (24.87)     (.16)    18.89

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ................               20,530    20,935    13,613
   Ratios to average net assets (%)(c):
      Operating expenses ...................................                 1.98      1.92      1.93
      Net investment income (loss) .........................                 (.57)     (.60)     (.47)

   Portfolio turnover rate (%) .............................                85.00     59.25     89.52


*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax-Managed Large Cap Fund--Class C Shares

                                                                  Fiscal Year Ended
                                                                     October 31,
                                                                  -----------------
                                                                   2002       2001     2000*    1999**
                                                                   ----       ----     -----    ------
      Net Asset Value, Beginning of Period ....................            $  20.68   $ 21.17   $ 20.92

      Income From Operations
   Net investment income (loss)(a)*** .........................                (.10)     (.10)       --
   Net realized and unrealized gain (loss) ....................               (4.98)     (.39)      .35
      Total income from operations ............................               (5.08)     (.49)      .35

      Distributions
   From net investment income .................................                  --        --      (.10)

Net Asset Value, End of Period ................................            $  15.60   $ 20.68   $ 21.17
Total Return (%)(b) ...........................................              (24.57)    (2.30)     2.24

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...................               7,611     6,596       308
   Ratios to average net assets (%)(c):
      Operating expenses ......................................                1.88      1.86      1.57
      Net investment income (loss) ............................                (.56)     (.58)     (.28)

   Portfolio turnover rate (%) ................................               52.57     43.48     48.35


*   For the ten months ended October 31, 2000.
** For the period December 1, 1999 (commencement of sale) to December 31, 1999. *** Less than $.01 per share for the period ended December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Special Growth Fund--Class C Shares

                                                                             Fiscal Year Ended
                                                                                October 31,
                                                                           ---------------------
                                                                              2002       2001        2000*     1999**
                                                                              ----       ----        -----     ------
      Net Asset Value, Beginning of Period ...............................             $   51.05   $  48.22   $  42.17

Income From Operations
   Net investment income (loss)(a) .......................................                  (.38)      (.38)      (.45)
   Net realized and unrealized gain (loss) ...............................                 (7.12)      4.56       9.72
      Total income from operations .......................................                 (7.50)      4.18       9.27

Distributions
   From net realized gain ................................................                 (6.13)     (1.35)     (3.22)

Net Asset Value, End of Period ...........................................             $   37.42   $  51.05   $  48.22
Total Return (%)(b) ......................................................                (15.93)      8.83      22.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..............................                11,662     10,762      5,990
   Ratios to average net assets (%)(c):
      Operating expenses, net ............................................                  2.27       2.21       2.23
      Operating expenses, gross ..........................................                  2.27       2.22       2.23
      Net investment income (loss) .......................................                  (.89)      (.91)     (1.10)

   Portfolio turnover rate (%) ...........................................                126.83     136.00     111.98


*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax-Managed Mid & Small Cap Fund--Class C Shares

                                                                                  Fiscal Year Ended
                                                                                      October 31,
                                                                                ---------------------
                                                                                   2002       2001       2000*     1999**
                                                                                   ----       ----       -----     ------
      Net Asset Value, Beginning of Period ....................................             $   11.07   $  10.71  $  10.00

      Income From Operations
   Net investment income (loss)(a)*** .........................................                  (.08)      (.10)       --
   Net realized and unrealized gain (loss) ....................................                 (3.11)       .47       .71
      Total income from operations ............................................                 (3.19)       .37       .71

Distributions
   From net investment income .................................................                    --       (.01)       --
Net Asset Value, End of Period ................................................             $    7.88   $  11.07     10.71
Total Return (%)(b) ...........................................................                (28.88)      3.52      7.10

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...................................                 2,688      2,414       222
   Ratios to average net assets (%)(c):
      Operating expenses, net .................................................                  2.25       2.25      2.18
      Operating expenses, gross ...............................................                  2.54       2.77      8.78
      Net investment income (loss) ............................................                  (.93)     (1.05)      .73

   Portfolio turnover rate (%) ................................................                105.31      71.20      3.33


*   For the ten months ended October 31, 2000.
** For the period December 1, 1999 (commencement of sale) to December 31, 1999. *** Less than $.01 per share for the period ended December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Growth Fund--Class C Shares

                                                              Fiscal Year Ended
                                                                  October 31,
                                                             -------------------
                                                               2002       2001*
                                                               ----       -----
      Net Asset Value, Beginning of Period .................            $ 10.00

Income From Operations
   Net investment income (loss)(a) .........................               (.08)
   Net realized and unrealized gain (loss) .................              (3.27)
      Total income from operations .........................              (3.35)

Net Asset Value, End of Period .............................            $  6.65
Total Return (%)(b) ........................................             (33.50)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ................              1,017
   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................               2.17
      Operating expenses, gross ............................               2.97
      Net investment income (loss) .........................              (1.32)

   Portfolio turnover rate (%) .............................             169.36


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Value Fund--Class C Shares

                                                             Fiscal Year Ended
                                                                  October 31,
                                                           ---------------------
                                                              2002       2001*
                                                              ----       -----
      Net Asset Value, Beginning of Period ..............               $ 10.00

Income From Operations
   Net investment income(a)** ...........................                    --
   Net realized and unrealized gain (loss) ..............                 (1.48)
      Total income from operations ......................                 (1.48)

Distributions
   From net investment income ...........................                  (.01)
      Net Asset Value, End of Period ....................               $  8.51
Total Return (%)(b) .....................................                (14.76)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............                 1,844
   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................                  2.00
      Operating expenses, gross .........................                  2.64
      Net investment income .............................                   .00

   Portfolio turnover rate (%) ..........................                 71.75


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**  Less than $.01 per share for the period ended October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class C Shares

                                                                                  Fiscal Year Ended
                                                                                     October 31,
                                                                                ---------------------
                                                                                   2002        2001        2000*       1999**
                                                                                   ----        ----        -----       -----
      Net Asset Value, Beginning of Period ...................................               $  36.72    $  37.02     $ 40.38

      Income From Operations
   Net investment income (loss)(a) ...........................................                   (.15)       (.06)        .04
   Net realized and unrealized gain (loss) ...................................                  (5.30)       (.03)        .66
      Total income from operations ...........................................                  (5.45)       (.09)        .70

Distributions
   From net investment income ................................................                     --          --        (.17)
   From net realized gain ....................................................                     --        (.19)      (3.89)
   Tax return of capital .....................................................                     --        (.02)         --
      Total distributions ....................................................                     --        (.21)      (4.06)
Net Asset Value, End of Period ...............................................               $  31.27    $  36.72     $ 37.02
Total Return (%)(b) ..........................................................                 (14.84)       (.17)       2.03

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..................................                  1,070       1,035         995
   Ratios to average net assets (%)(c):
      Operating expenses .....................................................                   2.36        2.31        2.10
      Net investment income (loss) ...........................................                   (.44)       (.22)        .10

   Portfolio turnover rate (%) ...............................................                 119.47       99.20      137.94


*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class C Shares

                                                                              Fiscal Year Ending
                                                                                 October 31,
                                                                             ---------------------
                                                                                2002       2001        2000*      1999**
                                                                                ----       ----        -----      ------
Net Asset Value, Beginning of Period ...................................                $   25.93    $  22.69    $  24.13

Income From Operations
   Net investment income(a) ............................................                     1.16         .84        1.08
   Net realized and unrealized gain (loss) .............................                     1.02        3.11       (1.06)
      Total income from operations .....................................                     2.18        3.95         .02

Distributions
   From net investment income ..........................................                    (1.14)       (.71)      (1.46)
Net Asset Value, End of Period .........................................                $   26.97    $  25.93    $  22.69
Total Return (%)(b) ....................................................                     8.41       17.54         .19

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ............................                    5,718       3,393       1,771
   Ratios to average net assets (%)(c):
      Operating expenses ...............................................                     2.17        2.16        2.14
      Net investment income ............................................                     4.20        4.06        5.12

   Portfolio turnover rate (%) .........................................                    44.50       53.30       42.69


*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

International Securities Fund--Class C Shares

                                                                             Fiscal Year Ended
                                                                                October 31,
                                                                           -----------------------
                                                                              2002         2001         2000*     1999**
                                                                              ----         ----         -----     ------
      Net Asset Value, Beginning of Period ..............................                $  62.46    $  74.51  $   60.66

Income From Operations
   Net investment income (loss)(a) ......................................                    (.19)        .17       (.32)
   Net realized and unrealized gain (loss) ..............................                  (14.94)      (9.68)     17.92
      Total income from operations ......................................                  (15.13)      (9.51)     17.60

Distributions
   From net investment income ...........................................                      --          --       (.17)
   From net realized gain ...............................................                   (2.80)      (2.54)     (3.58)
      Total distributions ...............................................                   (2.80)      (2.54)     (3.75)
Net Asset Value, End of Period ..........................................                $  44.53    $  62.46  $   74.51
Total Return (%)(b) .....................................................                  (25.29)     (13.13)     29.39

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............................                  12,470      11,849      7,522
   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................................                    2.41        2.29       2.30
      Operating expenses, gross .........................................                    2.41        2.30       2.30
      Net investment income (loss) ......................................                    (.36)        .30       (.51)

   Portfolio turnover rate (%) ..........................................                  104.65      101.84     120.52


*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class C Shares



                                                                              Fiscal Year Ended
                                                                                 October 31,
                                                                            -----------------------
                                                                                2002      2001         2000*        1999**
                                                                                ----      ----         -----        ------
      Net Asset Value, Beginning of Period .................................            $    9.15    $   12.47     $    8.07

Income From Operations
   Net investment income (loss)(a) .........................................                 (.04)        (.10)         (.12)
   Net realized and unrealized gain (loss) .................................                (2.22)       (3.20)         4.57
      Total income from operations .........................................                (2.26)       (3.30)         4.45

Distributions
   From net investment income ..............................................                   --         (.02)         (.05)
      Net Asset Value, End of Period .......................................            $    6.89    $    9.15     $   12.47
Total Return (%)(b) ........................................................               (24.70)      (26.51)        55.43

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ................................                2,377        2,228         1,631
   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................................                 3.08         2.91          2.91
      Operating expenses, gross ............................................                 3.09         2.92          2.91
      Net investment income (loss) .........................................                 (.55)       (1.02)        (1.23)

   Portfolio turnover rate (%) .............................................                83.74        73.11         94.85


*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Diversified Bond Fund--Class C Shares



                                                                              Fiscal Year Ended
                                                                                 October 31,
                                                                            -----------------------
                                                                                2002      2001        2000*        1999**
                                                                                ----      ----        -----        ------
      Net Asset Value, Beginning of Period .................................            $   22.71    $  22.24     $    24.00

      Income From Operations
   Net investment income(a) ................................................                 1.06         .99           1.03
   Net realized and unrealized gain (loss) .................................                 1.81         .41          (1.61)
      Total income from operations .........................................                 2.87        1.40           (.58)

Distributions
   From net investment income ..............................................                (1.09)       (.93)         (1.05)
   From net realized gain ..................................................                   --          --           (.13)
      Total distributions ..................................................                (1.09)       (.93)         (1.18)
Net Asset Value, End of Period .............................................            $   24.49    $  22.71     $    22.24
Total Return (%)(b) ........................................................                13.02        6.44          (2.47)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ................................               15,027       7,315          4,652
   Ratios to average net assets (%)(c): ....................................
      Operating expenses, net ..............................................                 1.64        1.62           1.62
      Operating expenses, gross ............................................                 1.64        1.63           1.62
      Net investment income ................................................                 4.53        5.37           4.88

   Portfolio turnover rate (%) .............................................               155.87      128.88         152.23


*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Multistrategy Bond Fund--Class C Shares



                                                                              Fiscal Year Ended
                                                                                 October 31,
                                                                            -----------------------
                                                                               2002      2001         2000*        1999**
                                                                               ----      ----         -----        ------
      Net Asset Value, Beginning of Period .................................           $    9.60    $    9.47    $    10.14

Income From Operations
   Net investment income(a) ................................................                 .46          .44           .42
   Net realized and unrealized gain (loss) .................................                 .62          .09          (.63)
      Total income from operations .........................................                1.08          .53          (.21)

Distributions
   From net investment income ..............................................                (.48)        (.40)         (.45)
   From net realized gain ..................................................                  --           --          (.01)
      Total distributions ..................................................                (.48)        (.40)         (.46)
Net Asset Value, End of Period .............................................           $   10.20    $    9.60    $     9.47
Total Return (%)(b) ........................................................               11.58         5.77         (2.10)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ................................              15,926       10,879         6,666
   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................................                1.89         1.86          1.80
      Operating expenses, gross ............................................                1.89         1.90          1.84
      Net investment income ................................................                4.63         5.56          4.80

   Portfolio turnover rate (%) .............................................              176.44       105.03        134.11


*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class C Shares

                                                                             Fiscal Year Ended
                                                                                October 31,
                                                                           ---------------------
                                                                              2002       2001       2000*       1999**
                                                                              ----       ----       -----       ------
Net Asset Value, Beginning of Period .................................                 $ 18.23    $ 18.13      $ 18.36

Income From Operations
   Net investment income(a) ..........................................                     .85        .79          .68
   Net realized and unrealized gain (loss) ...........................                     .89        .04         (.31)
      Total income from operations ...................................                    1.74        .83          .37

Distributions
   From net investment income ........................................                    (.96)      (.73)        (.60)
Net Asset Value, End of Period .......................................                 $ 19.01    $ 18.23      $ 18.13
Total Return (%)(b) ..................................................                    9.77       4.67         2.02

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..........................                   1,709        672          801
   Ratios to average net assets (%)(c):
      Operating expenses, net ........................................                    1.52       1.64         1.72
      Operating expenses, gross ......................................                    1.66       1.66         1.72
      Net investment income ..........................................                    4.72       5.01         4.41

   Portfolio turnover rate (%)                                                          260.94      92.31       177.08


*   For the ten months ended October 31, 2000.
**  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax Exempt Bond Fund--Class C Shares

                                                                              Fiscal Year Ending
                                                                                 October 31,
                                                                            -----------------------
                                                                                2002        2001       2000*     1999**
                                                                                ----        ----       -----     ------
Net Asset Value, Beginning of Period ..................................                    $20.83     $20.45    $ 21.38

Income From Operations
   Net investment income(a) ...........................................                       .68        .59        .45
   Net realized and unrealized gain (loss) ............................                       .95        .32       (.84)
                                                                                           ------     ------    -------
      Total income from operations ....................................                      1.63        .91       (.39)
                                                                                           ------     ------    -------

Distributions
   From net investment income .........................................                      (.70)      (.53)      (.54)
                                                                                           ------     ------    -------
Net Asset Value, End of Period ........................................                    $21.76     $20.83    $ 20.45
                                                                                           ======     ======    =======
Total Return (%)(b) ...................................................                      7.95       4.53      (1.82)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........................                     2,248        780        474
   Ratios to average net assets (%)(c):
      Operating expenses ..............................................                      1.53       1.64       1.57
      Net investment income ...........................................                      3.18       3.48       3.12

   Portfolio turnover rate (%) ........................................                     31.16      38.16     119.34


*   For the ten months ended October 31, 2000.
**  For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                             Diversified Equity Fund


     Alliance Capital Management L.P., through its Bernstein Investment
          Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
          Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
          80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA
          02116-3741.


     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
          30326-3248.


     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
          Street N.E., Atlanta, GA 30308.

     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
          53051.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
          10019.


     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
          PA 19312.


     Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                            Quantitative Equity Fund

     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

     Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
          Boston, MA 02110-4104.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
          Florham Park, NJ 07932-0650.

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
          York, NY 10036.

                           Tax-Managed Large Cap Fund

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
          York, NY 10036.

                               Special Growth Fund

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
          Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

     Goldman Sachs Asset Management, a unit of the Investment Management
          Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
          Florham Park, NJ 07932-0650.

     Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
          98101.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
          10019.

     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
          York, NY 10036-9998.

                        Tax-Managed Mid & Small Cap Fund

     Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.

                               Select Growth Fund

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
          Diego, CA 92101.

     Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San
          Mateo, CA 94402.

     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
          53051.

     TCW Investment Management Co., 865 South Figueroa Street, Suite 1800, Los
          Angeles, CA 90017.


     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
          PA 19312.


                                Select Value Fund

     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.


     MFS Institutional Advisors, Inc., 500 Boylston Street, 21/st/ Floor,
          Boston, MA 02116-3741.

     Systematic Financial Management, L.P., 300 W. Frank Burr Boulevard,
          Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.


                               Equity Income Fund

     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

     Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
          Wilmington, DE 19801.

     DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
          FL 32801.

     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

                           Real Estate Securities Fund

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
          Lane, Boston, MA 02210-2021.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
          Floor, Chicago IL 60611.

     Security Capital Research & Management Incorporated, 11 South LaSalle
          Street, 2nd Floor, Chicago, IL 60603.

                          International Securities Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
          10022.

     Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
          Angeles, CA 90025.

     Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
          6EE England.

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
          60611-2703.

     Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
          02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
          Wilmington, DE 19801-1165.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
          WA 98004.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
          Boston, MA 02110.

     The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
          Boston, MA 02108-4402.

                              Emerging Markets Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
          Street, London EC2A 2NY England.

     Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.




     Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
          Floor, New York, NY 10019.


     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


                              Diversified Bond Fund

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
          Chicago, IL 60606.


     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92658-6430.


     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
          York, NY 10036-9998.

                             Multistrategy Bond Fund

     Delaware Management Company, a series of Delaware Management Business
          Trust, 2005 Market Street, Philadelphia, PA 19103-7094.


     Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite
          1100,W. Conshohocken, PA 19428-2899.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92658-6430.


     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
          York, NY 10036-9998.

                              Short Term Bond Fund

     BlackRock Financial Management, Inc., 40 East 52nd Street, New York, NY
          10022.

     Merganser Capital Management LP, One Cambridge Center, Suite 402,
          Cambridge, MA 02142-1611.


     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
          300, P.O. Box 6430, Newport Beach, CA 92658-6430.


     STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
          Barbara, CA 93101-2143.

                              Tax Exempt Bond Fund


     MFS Institutional Advisors, Inc., 500 Boylston Street, 21/st/ Floor,
          Boston, MA 02116-3741.


     Standish Mellon Asset Management Company LLC, One Financial Center,
          Boston, MA 02111.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class C Shares:
   Diversified Equity Fund
   Quantitative Equity Fund
   Tax-Managed Large Cap Fund
   Special Growth Fund
   Tax-Managed Mid & Small Cap Fund


   Select Growth Fund
   Select Value Fund
   Equity Income Fund
   Real Estate Securities Fund
   International Securities Fund
   Emerging Markets Fund
   Diversified Bond Fund
   Multistrategy Bond Fund
   Short Term Bond Fund
   Tax Exempt Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153

                                                                 36-08-05 (0203)


LOGO

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS



               Russell Funds

         PROSPECTUS
         CLASS E AND S SHARES:
         DIVERSIFIED EQUITY FUND
         QUANTITATIVE EQUITY FUND
         TAX-MANAGED LARGE CAP FUND
         SPECIAL GROWTH FUND
         TAX-MANAGED MID & SMALL CAP FUND

         SELECT GROWTH FUND


         SELECT VALUE FUND
         EQUITY INCOME FUND
         REAL ESTATE SECURITIES FUND
         INTERNATIONAL SECURITIES FUND
         EMERGING MARKETS FUND
         DIVERSIFIED BOND FUND
         MULTISTRATEGY BOND FUND
         SHORT TERM BOND FUND
         TAX EXEMPT BOND FUND


         ______________, 2003


         909 A STREET, TACOMA WA    98402  .  800-787-7354

         As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                                Table of Contents


Risk/Return Summary ................................................................................  1
   Investment Objective, Principal Investment Strategies and Principal Risks .......................  1
   Performance .....................................................................................  9
   Fees and Expenses ............................................................................... 24
Summary Comparison of the Funds..................................................................... 28
The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification .............................. 28
Investment Objective and Principal Investment Strategies ........................................... 30
Risks .............................................................................................. 47
Management of the Funds ............................................................................ 51
The Money Managers ................................................................................. 53
Portfolio Turnover ................................................................................. 54
Dividends and Distributions ........................................................................ 54
Taxes .............................................................................................. 55
How Net Asset Value is Determined .................................................................. 56
Distribution and Shareholder Servicing Arrangements ................................................ 56
How to Purchase Shares ............................................................................. 57
Exchange Privilege ................................................................................. 58
How to Redeem Shares ............................................................................... 59
Payment of Redemption Proceeds ..................................................................... 59
Other Things to Know About Share Transactions ...................................................... 60
Financial Highlights ............................................................................... 61
Money Manager Information .......................................................................... 91

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks


DIVERSIFIED EQUITY FUND

     Investment Objective     To provide income and capital growth by investing
                              principally in equity securities.

     Principal Investment     The Diversified Equity Fund invests primarily in
     Strategies               common stocks of medium and large capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

     Principal Risks          An investment in the Diversified Equity Fund, like
                              any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets.
                              The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

QUANTITATIVE EQUITY FUND

     Investment Objective     To provide a total return greater than the total
                              return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     Principal Investment     The Quantitative Equity Fund invests primarily in
     Strategies               common stocks of medium and large capitalization
                              companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.


     Principal Risks          An investment in the Quantitative Equity Fund,
                              like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED LARGE CAP FUND

     Investment Objective     To provide capital growth on an after-tax basis by
                              investing principally in equity securities.

     Principal Investment     The Tax-Managed Large Cap Fund invests primarily
     Strategies               in equity securities of large capitalization US
                              companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 Index.


                              The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and to offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.


     Principal Risks          An investment in the Tax-Managed Large Cap Fund,
                              like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and exposing liquidity reserves to equity markets.
                              The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SPECIAL GROWTH FUND

     Investment Objective     To maximize total return primarily through capital
                              appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

     Principal Investment     The Special Growth Fund invests primarily in
     Strategies               common stocks of small and medium capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                              A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks          An investment in the Special Growth Fund, like any
                              investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED MID & SMALL CAP FUND



     Investment               Objective To provide capital growth on an after-
                              tax basis by investing principally in equity securities of small capitalization companies.

     Principal Investment     The Tax-Managed Mid & Small Cap Fund invests
     Strategies               primarily in equity securities of small and mid
                              capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000(R)
                              Index less the companies in the S&P 500 Index.

                              The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth and value segments of the market. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.


     Principal Risks          An investment in the Tax-Managed Mid & Small Cap
                              Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND

     Investment Objective     To provide capital appreciation.

     Principal Investment     The Select Growth Fund invests primarily in large
     Strategies               and medium capitalization stocks with some
                              exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                              Small capitalization companies include all other
                              US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                              The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

     Principal Risks          An investment in the Select Growth Fund, like any
                              investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND

     Investment Objective     To provide capital appreciation.

     Principal Investment     The Select Value Fund invests primarily in large
     Strategies               and medium capitalization value stocks  with some
                              exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                              Small capitalization companies include all other
                              US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                              The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.


     Principal Risks          An investment in the Select Value Fund, like any
                              investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY INCOME FUND

     Investment Objective     To provide capital appreciation.

     Principal Investment     The Equity Income Fund invests primarily in common
     Strategies               stocks of medium and large capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                              Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/ Earnings Ratio Substyle. The Fund intends to be fully invested at all times.


     Principal Risks          An investment in the Equity Income Fund, like any
                              investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

     Investment Objective     To generate a high level of total return  through
                              above average current income while maintaining the potential for capital appreciation.


     Principal Investment     The Real Estate Securities Fund seeks to achieve
     Strategies               its objective by concentrating its investments
                              primarily in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.


                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                              The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks          An investment in the Real Estate Securities Fund,
                              like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL SECURITIES FUND

     Investment Objective     To provide favorable total return and additional
                              diversification for US investors.

     Principal Investment     The International Securities Fund invests
     Strategies               primarily in equity securities issued by companies
                              domiciled outside the US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world
                              (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                              A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks          An investment in the International Securities
                              Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

     Investment Objective     To provide maximum total return primarily through
                              capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     Principal Investment     The Emerging Markets Fund will primarily invest in
     Strategies               equity securities of companies that are located in
                              countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


     Principal Risks          An investment in the Emerging Markets Fund, like
                              any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

DIVERSIFIED BOND FUND

     Investment Objective     To provide effective diversification against
                              equities and a stable level of cash flow by investing in fixed-income securities.

     Principal Investment     The Diversified Bond Fund invests primarily in
     Strategies               investment grade fixed-income securities. In
                              particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).


                              The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration.


                              The Fund has no restrictions on individual security duration. The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks          An investment in the Diversified Bond Fund, like
                              any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach.
                              Please refer to the "Risks" section later in this Prospectus for further details.

MULTISTRATEGY BOND FUND

     Investment Objective     To provide maximum total return appreciation and
                              by primarily through capital assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

     Principal Investment     The Multistrategy Bond Fund invests primarily in
     Strategies               fixed-income securities. In particular, the Fund
                              holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade.
                              These securities are commonly referred to as "junk bonds."


                              The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks          An investment in the Multistrategy Bond Fund, like
                              any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND

     Investment Objective     The preservation of capital and the generation of
                              current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     Principal Investment     The Short Term Bond Fund invests primarily in
     Strategies               fixed-income securities. In particular, the Fund
                              holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated.
                              The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


                              The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks          An investment in the Short Term Bond Fund, like
                              any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

TAX EXEMPT BOND FUND

     Investment Objective     To provide a high level of federal tax-exempt
                              current income by investing primarily in a diversified portfolio of investment grade municipal securities.

     Principal Investment     The Tax Exempt Bond Fund concentrates its
     Strategies               investments in investment-grade municipal debt
                              obligations providing federal tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration.
                              The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

     Principal Risks          An investment in the Tax Exempt Bond Fund, like
                              any investment, has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of that Fund's operations). The return (both before and after tax) for the Class E of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of the Class E Shares. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class S Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Securities Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     The returns shown for the Class E Shares first issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued, which is identified below, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date that each Fund first issued its Class E Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: the Diversified Equity Fund--May 27, 1997; the Equity Income, Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond Funds--November 4, 1996; the Multistrategy Bond Fund--September 11, 1998; the Emerging Markets Fund--September 22, 1998; the Short Term Bond Fund--February 18, 1999; the Tax Exempt Bond Fund--May 14, 1999; and the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds--December 6, 2000.

     For periods prior to April 1, 1995, performance results for the Emerging Markets and Short Term Bond Funds do not reflect deduction of investment management fees.




     Past performance, both before-tax and after-tax, is no indication of future results.

                             Diversified Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [CHART]

                            1993             10.53%
                            1994             -0.01%
                            1995             35.17%
                            1996             23.29%
                            1997             31.32%
                            1998             25.18%
                            1999             18.23%
                            2000            -10.99%
                            2001            -14.84%
                            2002


                        Best Quarter:   ______%  (__Q/__)
                        Worst Quarter: (______%) (__Q/__)



----------------------------------------------------------------------------------------------------------------
 Average annual total returns
 for the periods ended December 31, 2002                                         1 Year    5 Years    10 Years
 ---------------------------------------                                         ------    -------    --------
 Return Before Taxes, Class E ..................................................       %          %           %

 Return Before Taxes, Class S ..................................................       %          %           %

 Return After Taxes on Distributions, Class S ..................................       %          %           %

 Return After Taxes on Distributions and Sale of Fund Shares, Class S ..........       %          %           %


 Russell 1000(R)Index ..........................................................       %          %           %
----------------------------------------------------------------------------------------------------------------

                            Quantitative Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993               12.56%
                            1994                0.19%
                            1995               37.69%
                            1996               23.08%
                            1997               32.70%
                            1998               24.82%
                            1999               21.37%
                            2000               -7.34%
                            2001              -10.58%
                            2002


                       Best Quarter:   ______%   (__Q/__)
                       Worst Quarter: (______%)  (__Q/__)



----------------------------------------------------------------------------------------------------------------
 Average annual total returns
 for the periods ended December 31, 2002                                         1 Year    5 Years    10 Years
 ---------------------------------------                                         ------    -------    --------
 Return Before Taxes, Class E ..................................................       %          %           %

 Return Before Taxes, Class S ..................................................       %          %           %

 Return After Taxes on Distributions, Class S ..................................       %          %           %

 Return After Taxes on Distributions and Sale of Fund Shares, Class S ..........       %          %           %


 Russell 1000(R)Index ..........................................................       %          %           %
----------------------------------------------------------------------------------------------------------------

                           Tax-Managed Large Cap Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1997               31.73%
                            1998               32.08%
                            1999               16.57%
                            2000               -8.53%
                            2001              -10.59%
                            2002


                        Best Quarter:   ______%  (__Q/__)
                        Worst Quarter: (______%) (__Q/__)



-----------------------------------------------------------------------------------------------------------------
 Average annual total returns                                                                            Since
 for the periods ended December 31, 2002                                         1 Year    5 Years    Inception*
 ---------------------------------------                                         ------    -------    ----------
 Return Before Taxes, Class E ..................................................       %          %

 Return Before Taxes, Class S ..................................................       %          %

 Return After Taxes on Distributions, Class S ..................................       %          %

 Return After Taxes on Distributions and Sale of Fund Shares, Class S ..........       %          %

 S&P 500 Composite Stock Price Index ...........................................       %          %
-----------------------------------------------------------------------------------------------------------------


 *  The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                               Special Growth Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993               15.48%
                            1994               -3.71%
                            1995               28.52%
                            1996               18.65%
                            1997               28.77%
                            1998                0.42%
                            1999               21.45%
                            2000                9.18%
                            2001               -2.32%
                            2002


                           Best Quarter:   %  (__Q/__)
                           Worst Quarter: (%) (__Q/__)



----------------------------------------------------------------------------------------------------------------
 Average annual total returns
 for the periods ended December 31, 2002                                         1 Year    5 Years    10 Years
 ---------------------------------------                                         ------    -------    --------
 Return Before Taxes, Class E ..................................................       %          %           %

 Return Before Taxes, Class S ..................................................       %          %           %

 Return After Taxes on Distributions, Class S ..................................       %          %           %

 Return After Taxes on Distributions and Sale of Fund Shares, Class S ..........       %          %           %


 Russell 2500(TM)Index .........................................................       %          %           %
----------------------------------------------------------------------------------------------------------------

                        Tax-Managed Mid & Small Cap Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            2000               -6.36%
                            2001              -10.87%
                            2002


                        Best Quarter:   ______%  (__Q/__)
                        Worst Quarter: (______%) (__Q/__)



--------------------------------------------------------------------------------------------------------
 Average annual total returns                                                                  Since
 for the periods ended December 31, 2002                                         1 Year      Inception*
 ---------------------------------------                                         ------      ----------
 Return Before Taxes, Class E ..................................................        %            %

 Return Before Taxes, Class S ..................................................        %            %

 Return After Taxes on Distributions, Class S ..................................        %            %

 Return After Taxes on Distributions and Sale of Fund Shares, Class S ..........        %            %

 Russell 2500(TM)Index .........................................................        %            %

 Russell Small Cap Completeness(TM)Index** .....................................        %            %
--------------------------------------------------------------------------------------------------------


*    The Tax-Managed Mid & Small Cap Fund commenced operations on December 1,
     1999.
** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Composite Stock Price Index. The Fund uses the Russell Small Cap Completeness Index for management and construction of the Fund's portfolio.

                               Select Growth Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S


                               [PERFORMANCE GRAPH]


                        Best Quarter:   ______%  (__Q/__)
                        Worst Quarter: (______%) (__Q/__)

-------------------------------------------------------------------------------------------------------
 Average annual total returns                                                                 Since
 for the periods ended December 31, 2002                                         1 Year     Inception*
 ---------------------------------------                                         ------     ----------
 Return Before Taxes, Class E ..................................................       %             %

 Return Before Taxes, Class S ..................................................

 Return After Taxes on Distributions, Class S ..................................       %             %

 Return After Taxes on Distributions and Sale of Funds Shares, Class S .........       %             %

 Russell 1000(R)Growth Index ...................................................       %             %
-------------------------------------------------------------------------------------------------------

*    The Select Growth Fund commenced operations on January 31, 2001.

                                Select Value Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S


                               [PERFORMANCE GRAPH]


                        Best Quarter:   ______%  (__Q/__)
                        Worst Quarter: (______%) (__Q/__)


-------------------------------------------------------------------------------------------------------
 Average annual total returns                                                                 Since
 for the periods ended December 31, 2002                                         1 Year     Inception*
 ---------------------------------------                                         ------     ----------
 Return Before Taxes, Class E ..................................................       %             %

 Return Before Taxes, Class S ..................................................

 Return After Taxes on Distributions, Class S ..................................       %             %

 Return After Taxes on Distributions and Sale of Funds Shares, Class S .........       %             %

 Russell 1000(R)Value Index ....................................................       %             %
-------------------------------------------------------------------------------------------------------

*    The Select Value Fund commenced operations on January 31, 2001.

                               Equity Income Fund

                               Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993               13.23%
                            1994                0.69%
                            1995               34.76%
                            1996               21.45%
                            1997               33.59%
                            1998               12.99%
                            1999                0.25%
                            2000                0.15%
                            2001               -7.73%
                            2002


                        Best Quarter:  ______% (__Q/__)
                        Worst Quarter: (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------

Average annual total returns
for the periods ended December 31, 2002                                         1 Year     5 Years   10 Years
---------------------------------------                                         ------     -------   --------

Return Before Taxes, Class E ................................................          %          %          %

Return Before Taxes, Class S ................................................          %          %          %

Return After Taxes on Distributions, Class S ................................          %          %          %

Return After Taxes on Distributions and Sale of Fund Shares, Class S ........          %          %          %


Russell 1000(R)Value Index ..................................................          %          %          %
---------------------------------------------------------------------------------------------------------------

                           Real Estate Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993               17.42%
                            1994                7.24%
                            1995               10.87%
                            1996               36.81%
                            1997               18.99%
                            1998              -15.94%
                            1999                0.54%
                            2000               29.36%
                            2001                7.68%
                            2002


                        Best Quarter:  ______% (__Q/__)
                        Worst Quarter: (______%) (__Q/__)



----------------------------------------------------------------------------------------------------------------

Average annual total returns
for the periods ended December 31, 2002                                         1 Year     5 Years   10 Years
---------------------------------------                                         ------     -------   --------

Return Before Taxes, Class E ................................................          %           %         %

Return Before Taxes, Class S ................................................          %           %         %

Return After Taxes on Distributions, Class S ................................          %           %         %

Return After Taxes on Distributions and Sale of Fund Shares, Class S ........          %           %         %


NAREIT Equity REIT Index ....................................................          %           %         %
----------------------------------------------------------------------------------------------------------------

                          International Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993               33.48%
                            1994                4.86%
                            1995               10.20%
                            1996                7.63%
                            1997                0.26%
                            1998               12.90%
                            1999               30.52%
                            2000              -11.43%
                            2001              -21.98%
                            2002


                        Best Quarter:  ______% (__Q/__)
                        Worst Quarter: (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                         1 Year      5 Years     10 Years
---------------------------------------                                         ------      -------     --------

Return Before Taxes, Class E ................................................           %          %             %

Return Before Taxes, Class S ................................................           %          %             %

Return After Taxes on Distributions, Class S ................................           %           %            %

Return After Taxes on Distributions and Sale of Fund Shares, Class S ........           %          %             %


MSCI EAFE Index .............................................................           %          %             %
-------------------------------------------------------------------------------------------------------------------

                              Emerging Markets Fund

                               Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1994               -5.83%
                            1995               -8.21%
                            1996               12.26%
                            1997               -3.45%
                            1998              -27.57%
                            1999               49.03%
                            2000              -30.76%
                            2001               -3.38%
                            2002


                         Best Quarter:  ______% (__Q/__)
                         Worst Quarter: (______%) (__Q/__)



------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                                            Since
for the periods ended December 31, 2002                                         1 Year     5 Years    Inception*
---------------------------------------                                         ------     -------    ----------
Return Before Taxes, Class E ................................................           %           %           %

Return Before Taxes, Class S ................................................           %           %           %

Return After Taxes on Distributions, Class S ................................           %           %           %

Return After Taxes on Distributions and Sale of Fund Shares, Class S ........           %           %           %

MSCI Emerging Markets Free Index** ..........................................           %           %           %

S&P/IFC Investable Composite Index** ........................................           %           %           %
------------------------------------------------------------------------------------------------------------------


*  The Emerging Markets Fund commenced operations on January 29, 1993.


** The Fund believes that the MSCI Emerging Markets Free Index is now a more widely accepted and appropriate broad-based securities market index for the Fund than the S&P/IFC Investable Composite Index.

                              Diversified Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993               10.02%
                            1994               -3.25%
                            1995               17.76%
                            1996                3.43%
                            1997                9.09%
                            1998                8.09%
                            1999               -1.26%
                            2000               11.30%
                            2001                8.03%
                            2002


                         Best Quarter:  ______% (__Q/__)
                         Worst Quarter: (______%)(__Q/__)



--------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                         1 Year    5 Years   10 Years
---------------------------------------                                         ------    -------   --------

Return Before Taxes, Class E ................................................          %          %         %

Return Before Taxes, Class S ................................................          %          %         %

Return After Taxes on Distributions, Class S ................................          %          %         %

Return After Taxes on Distributions and Sale of Fund Shares, Class S ........          %          %         %


Lehman Brothers Aggregate Bond Index ........................................          %          %         %

30-Day Yields for the year ended December 31, 2002                               Current
--------------------------------------------------                               -------
Class E .....................................................................          %

Class S .....................................................................          %
--------------------------------------------------------------------------------------------------------------


To obtain current yield information, please call 1-800-787-7354

                             Multistrategy Bond Fund

                               Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1994               -4.35%
                            1995               17.92%
                            1996                4.97%
                            1997                9.50%
                            1998                6.79%
                            1999               -0.81%
                            2000                9.77%
                            2001                7.58%
                            2002


                         Best Quarter:  ______% (__Q/__)
                         Worst Quarter: (______%) (__Q/__)



-------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                                             Since
for the periods ended December 31, 2002                                          1 Year     5 Years    Inception*
---------------------------------------                                          ------     -------    ----------
Return Before Taxes, Class E ................................................            %           %           %

Return Before Taxes, Class S ................................................            %           %           %

Return After Taxes on Distributions, Class S ................................            %           %           %

Return After Taxes on Distributions and Sale of Fund Shares, Class S ........            %           %           %


Lehman Brothers Aggregate Bond Index ........................................            %           %           %

30-Day Yields for the year ended December 31, 2002                              Current
--------------------------------------------------                              -------
Class E .....................................................................            %

Class S .....................................................................            %
-------------------------------------------------------------------------------------------------------------------


* The Multistrategy Bond Fund commenced operations on January 29, 1993.

     To obtain current yield information, please call 1-800-787-7354.

                              Short Term Bond Fund

                               Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993                6.98%
                            1994                0.82%
                            1995                9.95%
                            1996                4.76%
                            1997                6.02%
                            1998                6.09%
                            1999                3.03%
                            2000                7.63%
                            2001                8.30%
                            2002


                         Best Quarter:  ______% (__Q/__)
                         Worst Quarter: (______%)(__Q/__)




------------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002                                         1 Year     5 Years    10 Years
---------------------------------------                                         ------     -------    --------
Return Before Taxes, Class E ................................................           %          %           %

Return Before Taxes, Class S ................................................           %          %           %

Return After Taxes on Distributions, Class S ................................           %          %           %

Return After Taxes on Distributions and Sale of Fund Shares, Class S ........           %          %           %


Merrill Lynch 1-2.99 Years Treasury Index ...................................           %          %           %

30-Day Yields for the year ended December 31, 2002                              Current
--------------------------------------------------                              -------
Class E .....................................................................           %

Class S .....................................................................           %
------------------------------------------------------------------------------------------------------------------


     To obtain current yield information, please call 1-800-787-7354.

                              Tax Exempt Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [CHART]

                            1993                6.58%
                            1994               -0.54%
                            1995                7.81%
                            1996                3.07%
                            1997                4.92%
                            1998                4.82%
                            1999               -0.52%
                            2000                7.77%
                            2001                5.02%
                            2002


                         Best Quarter:  ______% (__Q/__)
                         Worst Quarter: (______%) (__Q/__)



---------------------------------------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2002*                                         1 Year    5 Years   10 Year
----------------------------------------                                         ------    -------   -------
Return Before Taxes, Class E ................................................           %          %         %

Return Before Taxes, Class S ................................................           %          %         %

Return After Taxes on Distributions, Class S ................................           %          %         %

Return After Taxes on Distributions and Sale of Fund Shares, Class S ........           %          %         %


Lehman Brothers Municipal 1-10 Year Index ...................................           %          %

Yields for the year ended December 31, 2002                                     Current
-------------------------------------------                                     -------
30-Day Yield

Class E .....................................................................           %

Class S .....................................................................           %

30-Day Tax Equivalent Yield

Class E .....................................................................           %

Class S .....................................................................           %
---------------------------------------------------------------------------------------------------------------


* The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.


     To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                           Maximum Sales
                                                          Maximum Sales    Charge (Load)
                                                          Charge (Load)     Imposed on        Maximum
                                                           Imposed on       Reinvested     Deferred Sales   Redemption   Exchange
                                                            Purchases        Dividends      Charge (Load)      Fees        Fees
                                                            ---------        ---------      -------------      ----        ----
All Funds, Classes E and S ............................       None             None              None          None        None


                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                              Other Expenses
                                                                (including
                                                               Administrative   Total Gross          Fee
                                                                  Fees and      Annual Fund        Waivers           Total Net
                                                    Advisory     Shareholder     Operating       and Expense        Annual Fund
                                                      Fee      Servicing Fees)    Expenses     Reimbursements#  Operating Expenses
                                                      ---      ---------------    --------     ---------------  ------------------
Class E Shares*
     Diversified Equity ..........................    0.73%          %              %               %                 %
     Quantitative Equity .........................    0.73%          %              %               %                 %
     Tax-Managed Large Cap .......................    0.70%          %              %               %                 %
     Special Growth ..............................    0.90%          %              %               %                 %
     Tax-Managed Mid & Small Cap# ................    0.98%          %              %               %                 %
     Select Growth# ..............................    0.80%          %              %               %                 %
     Select Value# ...............................    0.70%          %              %               %                 %
     Equity Income ...............................    0.75%          %              %               %                 %
     Real Estate Securities ......................    0.80%          %              %               %                 %
     International Securities ....................    0.90%          %              %               %                 %
     Emerging Markets ............................    1.15%          %              %               %                 %
     Diversified Bond ............................    0.40%          %              %               %                 %
     Multistrategy Bond ..........................    0.60%          %              %               %                 %
     Short Term Bond# ............................    0.45%          %              %               %                 %
     Tax Exempt Bond .............................    0.30%          %              %               %                 %
Class S Shares
     Diversified Equity ..........................    0.73%          %              %               %                 %
     Quantitative Equity .........................    0.73%          %              %               %                 %
     Tax-Managed Large Cap .......................    0.70%          %              %               %                 %
     Special Growth ..............................    0.90%          %              %               %                 %
     Tax-Managed Mid & Small Cap# ................    0.98%          %              %               %                 %
     Select Growth# ..............................    0.80%          %              %               %                 %
     Select Value# ...............................    0.70%          %              %               %                 %
     Equity Income ...............................    0.75%          %              %               %                 %
     Real Estate Securities ......................    0.80%          %              %               %                 %
     International Securities ....................    0.90%          %              %               %                 %
     Emerging Markets ............................    1.15%          %              %               %                 %
     Diversified Bond ............................    0.40%          %              %               %                 %
     Multistrategy Bond ..........................    0.60%          %              %               %                 %
     Short Term Bond# ............................    0.45%          %              %               %                 %
     Tax Exempt Bond .............................    0.30%          %              %               %                 %

* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.


# For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until ______________________, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until _________________________, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until _________________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed ______% of the average daily net assets of this Class on an annual basis.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until _______________________, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until __________________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed ______% of the average daily net assets of this Class on an annual basis.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ___________________________, up to the full amount of its 0.50%
     combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.





## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.





     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ___________, 2004.


     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                       1 Year    3 Years    5 Years    10 Years
                                                       ------    -------    -------    --------
Class E Shares ....................................
   Diversified Equity Fund ........................         $          $          $            $
   Quantitative Equity Fund .......................
   Tax-Managed Large Cap Fund .....................
   Special Growth Fund ............................
   Tax-Managed Mid & Small Cap Fund ...............
   Select Growth Fund .............................
   Select Value Fund ..............................
   Equity Income Fund .............................
   Real Estate Securities Fund ....................
   International Securities Fund ..................
   Emerging Markets Fund ..........................
   Diversified Bond Fund ..........................
   Multistrategy Bond Fund ........................
   Short Term Bond Fund ...........................
   Tax Exempt Bond Fund ...........................

Class S Shares
   Diversified Equity Fund ........................         $          $          $            $
   Quantitative Equity Fund .......................
   Tax-Managed Large Cap Fund .....................
   Special Growth Fund ............................
   Tax-Managed Mid & Small Cap Fund ...............
   Select Growth Fund .............................
   Select Value Fund ..............................
   Equity Income Fund .............................
   Real Estate Securities Fund ....................
   International Securities Fund ..................
   Emerging Markets Fund ..........................
   Diversified Bond Fund ..........................
   Multistrategy Bond Fund ........................
   Short Term Bond Fund ...........................
   Tax Exempt Bond Fund ...........................

                         SUMMARY COMPARISON OF THE FUNDS

                           Fund                                                             Focus
-----------------------------------------------------------  ------------------------------------------------------------
Diversified Equity Fund ...................................  Income and capital growth
Quantitative Equity Fund ..................................  Total return
Tax-Managed Large Cap Fund ................................  Capital growth
Special Growth Fund .......................................  Maximum total return primarily through capital appreciation
Tax-Managed Mid & Small Cap Fund ..........................  Capital growth
Select Growth Fund ........................................  Maximum total return primarily through capital appreciation
Select Value Fund .........................................  Maximum total return primarily through capital appreciation
Equity Income Fund ........................................  Capital appreciation
Real Estate Securities Fund ...............................  Total return
International Securities Fund .............................  Total return
Emerging Markets Fund .....................................  Maximum total return primarily through capital appreciation
Diversified Bond Fund .....................................  Current income and diversification
Multistrategy Bond Fund ...................................  Maximum total return primarily through capital appreciation
Short Term Bond Fund ......................................  Preservation of capital and generation of current income
Tax-Exempt Bond Fund ......................................  Maximum current income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES

DIVERSIFIED EQUITY FUND

     Investment Objective     To provide income and capital growth by investing
                              principally in equity securities.

     Principal Investment     The Diversified Equity Fund invests primarily in
     Strategies               common stocks of medium and large capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                    . Growth Style emphasizes investments in
                                      equity securities of companies with above-average earnings growth prospects.

                                    . Value Style emphasizes investments in
                                      equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                    . Market-Oriented Style emphasizes
                                      investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                              Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              The Fund intends to be fully invested at times.

                              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                              From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND

     Investment               Objective To provide a total return greater than
                              the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     Principal Investment     The Quantitative Equity Fund invests primarily in
     Strategies               common stocks of medium and large capitalization
                              companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                              The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                              Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                         The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED LARGE CAP FUND

   Investment            Objective To provide capital growth on an after-tax
                         basis by investing principally in equity securities.

   Principal Investment  The Fund has a non-fundamental policy to invest, under
   Strategies            normal circumstances, at least 80% of the value of its
                         assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. The Fund may invest a limited amount in non-US firms from time to time.

                         The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

                         The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                         The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                         The Fund intends to minimize its taxable distributions to shareholders in two ways:

                              .    First, the Fund strives to realize its
                                   returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                              . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                         The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

                         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND

   Investment Objective  To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   Principal Investment  The Special Growth Fund invests primarily in common
   Strategies            stocks of small and medium capitalization companies
                         most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell
                         2000(R) Index.

                         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                              . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.



                              . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



                              . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED MID & SMALL CAP FUND

   Investment            Objective To provide capital growth on an after-tax
                         basis by investing principally in equity securities of small capitalization companies.

   Principal Investment  The Tax-Managed Mid & Small Cap Fund has a
   Strategies            non-fundamental policy to invest, under normal
                         circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The
                         Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

                         The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.



                         The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                         The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                         The Fund intends to minimize its taxable distributions to shareholders in two ways:

                              .    First, the Fund strives to realize its
                                   returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                              . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND

   Investment Objective  To provide capital appreciation.

   Principal Investment  The Select Growth Fund invests primarily in large and
   Strategies            medium capitalization stocks with some exposure to
                         small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to row at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

                         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SELECT VALUE FUND

   Investment Objective  To provide capital appreciation.

   Principal Investment  The Select Value Fund invests primarily in large and
   Strategies            medium capitalization value stocks with some exposure
                         to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

                         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY INCOME FUND

   Investment Objective  To provide capital appreciation.

   Principal Investment  The Equity Income Fund invests primarily in common
   Strategies            stocks of medium and large capitalization companies,
                         most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                              . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                              . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                         The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.



REAL ESTATE SECURITIES FUND


Investment          To generate a high level of total return through above
Objective           average current income while maintaining the potential for capital appreciation.


Principal           The Real Estate Securities Fund seeks to achieve its
Investment          objective by concentrating its Strategies investments
                    primarily in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                    The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.


                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded funds or mutual funds. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND

Investment          To provide favorable total return and additional
Objective           diversification for US investors.

Principal           The International Securities Fund invests primarily in
Investment          equity securities issued by Strategies companies domiciled
Strategies          outside the US and in depository receipts which represent
                    ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world
                    (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.
                    Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                    The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                        . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                        . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                        . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

Investment          To provide maximum total return primarily through capital
Objective           appreciation and by assuming a higher level of volatility
                    than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal           The Emerging Markets Fund will primarily invest in equity
Investment          securities of companies that are located in countries with
Strategies          emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing.
                    These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                    The 80% investment requirement applies at the time the Fund invests its assets.

                    The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                    The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                    Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND

Investment          To provide effective diversification against equities and a
Objective           stable level of cash flow by investing in fixed-income
                    securities.

Principal           The Diversified Bond Fund invests primarily in grade fixed-
Investment          income securities.
Strategies
                    Fixed income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money manager also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                    The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND

Investment          To provide maximum total return primarily through capital
Objective           appreciation and by assuming a higher level of volatility
                    than is ordinarily expected from broad fixed-income market portfolios.

Principal           The Multistrategy Bond Fund invests primarily in fixed-
Investment          income securities. Fixed income securities, also referred to
Strategies          as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                    The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                    The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

Investment          The preservation of capital and the generation of current
Objective           income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Principal           The Short Term Bond Fund invests primarily in fixed-income
Investment          securities. Fixed income securities, also referred to as
Strategies          bonds, are securities representing debt obligations that
                    require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                    The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                    The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                    The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX EXEMPT BOND FUND

Investment          To provide a high level of federal tax-exempt current income
Objective           by investing primarily in a diversified portfolio of
                    investment grade municipal securities.

Principal           The Tax Exempt Bond Fund concentrates its investments in
Investment          investment-grade municipal debt obligations providing
Strategies          federal tax-exempt interest income. Specifically, these
                    obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets.


                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                    The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


         Risk Associated With                       Description                                 Relevant Fund
         --------------------                       -----------                                 -------------
Multi-Manager Approach                    The investment styles employed by a Fund's          Diversified Equity
                                          money managers may not be complementary. The        Special Growth
                                          interplay of the various strategies employed        Equity Income
                                          by a Fund's multiple money managers may result      Quantitative Equity
                                          in a Fund holding a concentration of certain        International Securities
                                          types of securities. This concentration may be      Emerging Markets
                                          beneficial or detrimental to a Fund's               Real Estate Securities
                                          performance depending upon the performance of       Short Term Bond
                                          those securities and the overall economic           Diversified Bond
                                          environment. The multi-manager approach could       Multistrategy Bond
                                          result in a high level of portfolio turnover,       Tax Exempt Bond
                                          resulting in higher Fund brokerage expenses         Select Growth
                                          and increased tax liability from a Fund's           Select Value
                                          realization of capital gains.

Tax-Sensitive Management                  A Fund's tax-managed equity investment              Tax-Managed Large Cap
                                          strategy may not provide as high a return           Tax-Managed Mid & Small Cap
                                          before consideration of federal income tax
                                          consequences as other mutual funds that are
                                          not tax-managed. A tax-sensitive investment
                                          strategy involves active management and a Fund
                                          may, at times, take steps to postpone the
                                          realization of capital gains that other mutual
                                          funds that are not tax-managed may not.  This
                                          may lead to a difference in pre-tax returns.
                                          At times, it may also be impossible to
                                          implement the tax-managed strategy if, for
                                          example, a Fund does not have any capital
                                          losses to offset capital gains.

Equity Securities                         The value of equity securities will rise and        Diversified Equity
                                          fall in response to the activities of the           Special Growth
                                          company that issued the stock, general market       Equity Income
                                          conditions and/ or economic conditions.             Quantitative Equity
                                                                                              International Securities
                                                                                              Emerging Markets
                                                                                              Real Estate Securities
                                                                                              Tax-Managed Large Cap
                                                                                              Tax-Managed Mid & Small Cap
                                                                                              Select Growth
                                                                                              Select Value

    .  Value Stocks                       Investments in value stocks are subject to          Diversified Equity
                                          risks that (i) their intrinsic values may           Special Growth
                                          never be realized by the market or (ii) such        Equity Income
                                          stock may turn out not to have been                 International Securities
                                          undervalued.                                        Tax-Managed Large Cap
                                                                                              Tax-Managed Mid & Small Cap
                                                                                              Select Value


    .  Growth Stocks                      Growth company stocks may provide minimal           Diversified Equity
                                          dividends which could otherwise cushion stock       Special Growth
                                          prices in a market decline. The value of growth     International Securities
                                          company stocks may rise and fall significantly      Tax-Managed Large Cap
                                          based, in part, on investors' perceptions of the    Tax-Managed Mid & Small Cap
                                          company, rather than on fundamental analysis of     Select Growth
                                          the stocks.

    .  Market-Oriented                    Market-oriented investments are generally           Diversified Equity
       Investments                        subject to the risks associated with growth and     Special Growth
                                          value stocks.                                       Quantitative Equity
                                                                                              International Securities
                                                                                              Tax-Managed Large Cap
                                                                                              Tax-Managed Mid & Small Cap

    .  Securities of Small                Investments in smaller companies may involve        Special Growth
       Capitalization Companies           greater risks because these companies generally     Tax-Managed Mid & Small Cap
                                          have a limited track record. Smaller companies      Select Growth
                                          often have narrower markets and more limited        Select Value
                                          managerial and financial resources than larger,
                                          more established companies. As a result, their
                                          performance can be more volatile, which may
                                          increase the volatility of a Fund's portfolio.

Fixed-Income Securities                   Prices of fixed-income securities rise and fall     Short Term Bond
                                          in response to interest rate changes. Generally,    Diversified Bond
                                          when interest rates rise, prices of fixed-income    Multistrategy Bond
                                          securities fall. The longer the duration of the     Tax Exempt Bond
                                          security, the more sensitive the security is to
                                          this risk. A 1% increase in interest rates would
                                          reduce the value of a $100 note by approximately
                                          one dollar if it had a one-year duration. There
                                          is also a risk that fixed income securities will
                                          be downgraded in credit rating or go into
                                          default. Lower-rated bonds and bonds with larger
                                          final maturities generally have higher credit
                                          risks.

    .  Non-Investment Grade               Although lower rated debt securities generally      Short Term Bond
       Fixed-Income Securities            offer a higher yield than higher rated debt         Multistrategy Bond
                                          securities, they involve higher risks. They are
                                          especially subject to:

                                            .  Adverse changes in general economic
                                               conditions and in the industries in which
                                               their issuers are engaged,

                                            .  Changes in the financial condition of
                                               their issuers and

                                            .  Price fluctuations in response to
                                               changes in interest rates.

                                          As a result, issuers of lower rated debt
                                          securities are more likely than other
                                          issuers to miss principal and interest
                                          payments or to default which could result
                                          in a loss to a Fund.

International Securities                  A Fund's return and net asset value may be          International Securities
                                          significantly affected by political or economic     Emerging Markets
                                          conditions and regulatory requirements in a         Short Term Bond
                                          particular country. Non-US markets, economies and   Multistrategy Bond
                                          political systems may be less stable than US        Diversified Bond
                                          markets, and changes in exchange rates of foreign
                                          currencies can affect the value of a Fund's
                                          foreign assets. Non-US laws and accounting
                                          standards typically are not as strict as they are
                                          in the US and there may be less public information
                                          available about foreign companies. Non-US
                                          securities markets may be less liquid and have
                                          fewer transactions than US securities markets.
                                          Additionally, international markets may experience
                                          delays and disruptions in securities settlement
                                          procedures for a Fund's portfolio securities.

    .  Non-US Debt Securities             A Fund's non-US debt securities are typically       Short Term Bond
                                          obligations of sovereign governments and            Multistrategy Bond
                                          corporations. To the extent that a Fund invests a   Diversified Bond
                                          significant portion of its assets in a
                                          concentrated geographic area like Eastern Europe
                                          or Asia, the Fund will generally have more
                                          exposure to regional economic risks associated
                                          with foreign investments.

    .  Emerging Market Countries          Investments in emerging or developing markets       Emerging Markets
                                          involve exposure to economic structures that are    Short Term Bond
                                          generally less diverse and mature, and to           Multistrategy Bond
                                          political systems which have less stability than    Diversified Bond
                                          those of more developed countries. Emerging market
                                          securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. These
                                          securities are particularly subject to a risk of
                                          default from political instability.

    .  Instruments of US and              Non-US corporations and banks issuing dollar        Short Term Bond
       Foreign Banks and                  denominated instruments in the US are not           Diversified Bond
       Branches and Foreign               necessarily subject to the same regulatory          Multistrategy Bond
       Corporations, Including            requirements that apply to US corporations and
       Yankee Bonds                       banks, such as accounting, auditing and
                                          recordkeeping standards, the public availability
                                          of information and, for banks, reserve
                                          requirements, loan limitations and examinations.
                                          This adds to the complexity, and may increase the
                                          possibility that a non-US corporation or bank may
                                          become insolvent or otherwise unable to fulfill
                                          its obligations on these instruments.

Derivatives (e.g. Futures                 If a Fund incorrectly forecasts interest rates in   Short Term Bond
Contracts, Options on Futures, Interest   using derivatives, the Fund could lose money.       Diversified Bond
Rate Swaps)                               Price movements of a futures contract, option or    Multistrategy Bond
                                          structured note may not be identical to price
                                          movements of portfolio securities or a securities
                                          index resulting in the risk that, when a Fund buys
                                          a futures contract or option as a hedge, the hedge
                                          may not be completely effective.

Real Estate Securities                    Just as real estate values go up and down, the       Real Estate Securities
                                          value of the securities of companies involved in
                                          the industry, and in which a Fund invests, also
                                          fluctuates. A Fund that invests in real estate
                                          securities is also subject to the risks
                                          associated with direct ownership of real estate.
                                          Additional risks include declines in the value of
                                          real estate, changes in general and local
                                          economic conditions, increases in property taxes
                                          and changes in tax laws and interest rates. The
                                          value of securities of companies that service the
                                          real estate industry may also be affected by such
                                          risks.

   .   REITs                              REITs may be affected by changes in the value of     Real Estate Securities
                                          the underlying properties owned by the REITs and
                                          by the quality of tenants' credit. Moreover, the
                                          underlying portfolios of REITs may not be
                                          diversified, and therefore are subject to the
                                          risk of investing in a limited number of
                                          properties. REITs are also dependent upon
                                          management skills and are subject to heavy cash
                                          flow dependency, defaults by tenants,
                                          self-liquidation and the possibility of failing
                                          either to qualify for tax-free pass through of
                                          income under federal tax laws or to maintain
                                          their exemption from certain federal securities
                                          laws.

Municipal Obligations                     Municipal obligations are affected by economic,      Short Term Bond
                                          business or political developments. These            Diversified Bond
                                          securities may be subject to provisions of           Multistrategy Bond
                                          litigation, bankruptcy and other laws affecting      Tax Exempt Bond
                                          the rights and remedies of creditors, or may
                                          become subject to future laws extending the time
                                          for payment of principal and/or interest, or
                                          limiting the rights of municipalities to levy
                                          taxes.

Repurchase Agreements                     Under a repurchase agreement, a bank or broker       Short Term Bond
                                          sells securities to a Fund and agrees to             Diversified Bond
                                          repurchase them at the Fund's cost plus interest.    Multistrategy Bond
                                          If the value of the securities declines and the
                                          bank or broker defaults on its repurchase
                                          obligation, a Fund could incur a loss.

Credit and Liquidity Enhancements         Adverse changes in a guarantor's credit quality      Tax Exempt Bond
                                          if contemporaneous with adverse changes in the
                                          guaranteed security could cause losses to a Fund
                                          and may affect its net asset value.


Exposing Liquidity Reserves to Equity     By exposing its liquidity reserves to an equity     Diversified Equity
Markets                                   market, principally by use of equity index          Special Growth
                                          futures but also by use of exchange traded and      Equity Income
                                          over-the-counter options and equity index           Quantitative Equity
                                          swaps, a Fund's performance tends to correlate      International Securities
                                          more closely to the performance of that market      Real Estate Securities
                                          as a whole. However, the market performance of      Tax-Managed Large Cap
                                          these instruments may not correlate precisely       Tax-Managed Mid & Small Cap
                                          to the performance of a stock market. This          Select Growth
                                          approach increases a Fund's performance if the      Select Value
                                          particular equity market rises and reduces a        Emerging Markets
                                          Fund's performance if the particular equity
                                          market declines.

Securities Lending                        If a borrower of a Fund's securities fails          All Funds
                                          financially, the Fund's recovery of the loaned
                                          securities may be delayed or the Fund may lose
                                          its rights to the collateral which could result
                                          in a loss to a Fund.


                             MANAGEMENT OF THE FUNDS


      The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.


      FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

      FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

      . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

      . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

      . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

      . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


      . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

       . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November
         2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

       . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January
         1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.


       . Bruce A. Eidelson, who has been Director of Real Estate Advisory
         Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.


       . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since
         June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

       . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the
         FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

       . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since
         January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.


       . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March
         2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


       . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since
         December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

       . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since
         January 1996.

      The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

       . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

       . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

       . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


       . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.


       . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

       . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

       . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

       . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax Managed Global Equity and Equity Aggressive Strategy Funds.

      The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Diversified Equity Fund, 0.78%; Quantitative Equity Fund, 0.78%; Tax-Managed Large Cap Fund, 0.75%; Special Growth Fund, 0.95%; Tax-Managed Mid & Small Cap Fund, 1.03%; Select Growth Fund, 0.85%; Select Value Fund, 0.75%; Equity Income Fund, 0.80%; Real Estate Securities Fund, 0.85%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.20%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65%; Short Term Bond Fund, 0.50%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services.


      For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until ________________, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses that exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

      For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until _____________________, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCO has contractually agreed to waive, at least until ______________________, up to the full amount of its transfer agency fees for each of Class C, E and S of the Select Growth Fund to the extent transfer agency fees for any such Class exceed ______% of the average daily net assets of such Class on an annual basis.

      For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until _______________________, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCO has contractually agreed to waive, at least until _______________________, up to the full amount of its transfer agency fees for each of Class C, E and S of the Select Value Fund to the extent transfer agency fees for any such Class exceed ______% of the average daily net assets of such Class on an annual basis.

      For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ______________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.






      In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).


                               THE MONEY MANAGERS

      Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.


      J.P. Morgan Investment Management Inc. ("JPMorgan") manages the Tax-Managed Large Cap Fund. Robin Chance, Vice President, and Timothy Devlin, Vice President, are responsible for the management of the Fund. Robin
Chance is a portfolio manager in JPMorgan's US Equity Group. An employee of JPMorgan since 1987, she is responsible for JPMorgan's tax-aware structured equity strategies. She is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program. Ms. Chance also earned an MBA from New York University's Stern School of Business. Mr. Devlin is a portfolio manager in JPMorgan's US Equity Group. An employee of JPMorgan since 1996, he was previously with Mitchell Hutchins

Asset Management where he managed risk-controlled equity portfolios including index, enhanced index and market neutral strategies. Mr. Devlin earned a B.A. in economics from Union College.


      Geewax, Terker & Company manages the Tax-Managed Mid & Small Cap Fund. John Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD (all but dissertation) from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and the Chief Investment Officer. In this capacity, he serves as a portfolio manager, and has oversight responsibility for the research and development and trading functions of the firm.



                               PORTFOLIO TURNOVER

      The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:



Declared                       Payable                                    Funds
--------                       -------                                    -----
Monthly ..........  Early in the following month           Tax Exempt Bond, Diversified Bond and
                                                           Multistrategy Bond Funds

Quarterly ........  Mid: April, July, October and          Diversified Equity, Equity Income,
                    December                               Quantitative Equity, Real Estate
                                                           Securities, Short Term Bond and Select
                                                           Value Funds

Annually .........  Mid-December                           Special Growth, International
                                                           Securities, Emerging Markets, Tax-
                                                           Managed Large Cap, Tax-Managed Mid &
                                                           Small Cap and Select Growth Funds


Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

      When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

      If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Mid & Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.


      Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either the Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.


      The Tax Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

      Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


       Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


      The Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares.





      Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

      Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.

                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


      For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

      Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

       Each Fund reserves the right to reject any purchase order for any reason. Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' long-term strategy, these Funds will apply their general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds, inconsistent with the Funds' strategy.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

      All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


      Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.




Offering Dates and Times


      Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures


      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.





Automated Investment Program


      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

By Mail or Telephone


      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

      Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.


In-Kind Exchange of Securities

      FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

      Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

      The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds, except for the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

      The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic exchange program in view of their portfolio management strategies.


                              HOW TO REDEEM SHARES


      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.





Redemption Dates and Times


      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.





Systematic Withdrawal Program


      If you invest through certain Financial Intermediaries, the Funds, except the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.


      The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.


      You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.





                         PAYMENT OF REDEMPTION PROCEEDS




       Your redemption proceeds will be paid in one of the following manners:
(1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

      .    The Fund name and account number
      .    Details related to the transaction including type and amount
      .    Signatures of all owners exactly as registered on the account
      .    Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.





Signature Guarantee


      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.





Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The information in the following tables represents the Financial Highlights for the Funds' Class E and Class S Shares, respectively, for the periods shown.

Diversified Equity Fund--Class E Shares


                                                         Fiscal Year Ended
                                                            October 31,                             Year Ended December 31,
                                                         -----------------                    ---------------------------------
                                                          2002     2001          2000*          1999         1998        1997**
                                                         ------   -------       -------       -------       ------       -------
Net Asset Value, Beginning of Period .................            $ 50.55       $ 54.43       $ 51.40      $ 43.64       $ 45.55
                                                                  -------       -------       -------      -------       -------
Income From Operations
   Net investment income(a) ..........................                .07           .08           .13          .10           .06
   Net realized and unrealized gain (loss) ...........             (13.96)        (2.57)         8.81        10.34          7.97
                                                                  -------       -------       -------      -------       -------
      Total income from operations ...................             (13.89)        (2.49)         8.94        10.44          8.03
                                                                  -------       -------       -------      -------       -------
Distributions
   From net investment income ........................               (.08)         (.17)         (.09)        (.08)         (.07)
   From net realized gain ............................               (.23)        (1.22)        (5.82)       (2.60)        (9.87)
                                                                  -------       -------       -------      -------       -------
      Total distributions ............................               (.31)        (1.39)        (5.91)       (2.68)        (9.94)
                                                                  -------       -------       -------      -------       -------
Net Asset Value, End of Period .......................            $ 36.35       $ 50.55       $ 54.43      $ 51.40       $ 43.64
                                                                  =======       =======       =======      =======       =======
Total Return (%)(b) ..................................             (27.59)        (4.49)        17.95        24.59         15.99

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..........             23,586        19,666        12,958        9,007         2,839
   Ratios to average net assets (%)(c):
      Operating expenses .............................               1.24          1.19          1.19         1.33          1.63
      Net investment income ..........................                .17           .19           .23          .21           .10

   Portfolio turnover rate (%) .......................             146.81        141.75        110.36       100.31        114.11


*    For the ten months ended October 31, 2000.
**   For the period May 27, 1997 (commencement of sale) to December 31,
     1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Diversified Equity Fund--Class S Shares


                                             Fiscal Year Ended
                                                October 31,                                      Year Ended December 31,
                                             -------------------                  -------------------------------------------------
                                              2002       2001         2000*          1999          1998          1997        1996
                                              ----       ----         -----          ----          ----          ----        ----
Net Asset Value, Beginning of Period ....             $    50.55    $    54.33    $    51.39    $    43.64    $    41.45   $  38.62
                                                      ----------    ----------    ----------    ----------    ----------   --------

Income From Operations
   Net investment income(a) .............                    .18           .19           .28           .30           .37        .48
   Net realized and unrealized
     gain (loss) ........................                 (13.97)        (2.57)         8.79         10.34         12.06       8.15
                                                      ----------    ----------    ----------    ----------    ----------   --------
      Total income from operations ......                 (13.79)        (2.38)         9.07         10.64         12.43       8.63
                                                      ----------    ----------    ----------    ----------    ----------   --------

Distributions
   From net investment income ...........                   (.18)         (.18)         (.31)         (.29)         (.37)      (.48)
   From net realized gain ...............                   (.23)        (1.22)        (5.82)        (2.60)        (9.87)     (5.32)
      Total distributions ...............                   (.41)        (1.40)        (6.13)        (2.89)       (10.24)     (5.80)
                                                      ----------    ----------    ----------    ----------    ----------   --------
Net Asset Value, End of Period ..........             $    36.35    $    50.55    $    54.33    $    51.39    $    43.64   $  41.45
                                                      ==========    ==========    ==========    ==========    ==========   ========
Total Return (%)(b) .....................                 (27.41)        (4.28)        18.21         25.11         31.32      23.29

Ratios/Supplemental Data:
   Net Assets, end of period (in
     thousands) .........................              1,119,120     1,516,448     1,569,920     1,367,016     1,042,620    699,691
   Ratios to average net assets (%)(c):
      Operating expenses ................                    .99           .94           .93           .91           .92        .94
      Net investment income .............                    .42           .45           .51           .62           .80       1.18

   Portfolio turnover rate (%) ..........                 146.81        141.75        110.36        100.31        114.11      99.90


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Quantitative Equity Fund--Class E Shares


                                                Fiscal Year Ended
                                                   October 31,                                Year Ended December 31,
                                                ------------------                 --------------------------------------------
                                                 2002       2001        2000*        1999        1998        1997       1996**
                                                 ----       ----        -----        ----        ----        ----       ------
Net Asset Value, Beginning of Period..........            $   44.17     $ 45.19    $  42.50    $  36.80    $  33.05    $  33.81
                                                          ---------     -------    --------    --------    --------    --------
Income From Operations
   Net investment income(a)...................                  .07         .06         .13         .12         .14         .05
   Net realized and unrealized gain (loss)....               (10.57)       (.08)       8.50        8.54        9.95        1.87
                                                          ---------     -------    --------    --------    --------    --------
      Total income from operations............               (10.50)       (.02)       8.63        8.66       10.09        1.92
                                                          ---------     -------    --------    --------    --------    --------
Distributions
   From net investment income.................                 (.07)       (.09)       (.10)       (.16)       (.07)       (.08)
   From net realized gain.....................                (1.32)       (.91)      (5.84)      (2.80)      (6.27)      (2.60)
                                                          ---------     -------    --------    --------    --------    --------
      Total distributions.....................                (1.39)      (1.00)      (5.94)      (2.96)      (6.34)      (2.68)
                                                          ---------     -------    --------    --------    --------    --------

Net Asset Value, End of Period................            $   32.28     $ 44.17    $  45.19    $  42.50    $  36.80    $  33.05
                                                          =========     =======    ========    ========    ========    ========
Total Return (%)(b)...........................               (24.30)        .11       21.11       24.34       31.70        5.91

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...               23,700      15,314       7,987       7,479       2,344         322
   Ratios to average net assets (%)(c):
      Operating expenses......................                 1.22        1.17        1.18        1.31        1.59        1.65
      Net investment income...................                  .18         .15         .28         .30         .33         .81

   Portfolio turnover rate (%)................                85.00       59.25       89.52       77.23       87.67       74.33


*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Quantitative Equity Fund--Class S Shares


                                                 Fiscal Year Ended
                                                    October 31,                                   Year Ended December 31,
                                                ---------------------               ------------------------------------------------
                                                  2002       2001         2000*         1999         1998         1997       1996
                                                  ----       ----         -----         ----         ----         ----       ----

Net Asset Value, Beginning of Period...........           $     44.27  $     45.19  $     42.53  $     36.78  $    33.05  $   30.76
                                                          -----------  -----------  -----------  -----------  ----------  ---------
Income From Operations
   Net investment income(a)....................                   .16          .15          .24          .27         .38        .51
   Net realized and unrealized gain (loss).....                (10.59)        (.02)        8.50         8.55       10.00       6.24
                                                          -----------  -----------  -----------  -----------  ----------  ---------
      Total income from operations.............                (10.43)         .13         8.74         8.82       10.38       6.75
                                                          -----------  -----------  -----------  -----------  ----------  ---------

Distributions
   From net investment income..................                  (.16)        (.14)        (.24)        (.27)       (.38)      (.51)
   From net realized gain......................                 (1.32)        (.91)       (5.84)       (2.80)      (6.27)     (3.95)
                                                          -----------  -----------  -----------  -----------  ----------  ---------
      Total distributions......................                 (1.48)       (1.05)       (6.08)       (3.07)      (6.65)     (4.46)
                                                          -----------  -----------  -----------  -----------  ----------  ---------

Net Asset Value, End of Period.................           $     32.36  $     44.27  $     45.19  $     42.53  $    36.78  $   33.05
                                                          ===========  ===========  ===========  ===========  ==========  =========
Total Return (%)(b)............................                (24.11)         .47        21.37        24.82       32.70      23.08

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)....             1,200,247    1,556,534    1,545,021    1,316,051     996,880    663,925
   Ratios to average net assets (%)(c):
      Operating expenses.......................                   .98          .92          .93          .91         .91        .93
      Net investment income....................                   .43          .42          .53          .69        1.04       1.59

   Portfolio turnover rate (%).................                 85.00        59.25        89.52        77.23       87.67      74.33


*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax-Managed Large Cap Fund--Class E Shares


                                                            Fiscal Year
                                                              Ended
                                                            October 31,
                                                            -----------
                                                               2002      2001*
                                                             -------   --------
Net Asset Value, Beginning of Period.....................              $  20.10
                                                                       --------

Income From Operations
   Net investment income(a)..............................                   .03
   Net realized and unrealized gain (loss)...............                 (4.25)
                                                                       --------
      Total income from operations.......................                 (4.22)
                                                                       --------
Distributions
   From net investment income............................                  (.10)
                                                                       --------
Net Asset Value, End of Period...........................              $  15.78
                                                                       ========
Total Return (%)(b)......................................                (21.10)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..............                 3,359
   Ratios to average net assets (%)(c):
      Operating expenses.................................                  1.15
      Net investment income..............................                   .16

   Portfolio turnover rate (%)...........................                 52.57


 *   For the period December 6, 2000 (commencement of sale) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Tax-Managed Large Cap Fund--Class S Shares


                                                 Fiscal Year Ended
                                                    October 31,                                Year Ended December 31,
                                               -----------------------             ---------------------------------------------
                                                  2002       2001         2000*       1999        1998       1997       1996**
                                                  ----       ----         -----       ----        ----       ----       ------

Net Asset Value, Beginning of Period .........            $     20.87  $    21.17  $    18.26  $    13.90  $   10.61   $  10.00
                                                          -----------  ----------  ----------  ----------  ---------   --------

Income From Operations
   Net investment income(a) ..................                    .08         .08         .14         .10        .08        .03
   Net realized and unrealized gain (loss) ...                  (5.04)       (.37)       2.88        4.35       3.28        .61
                                                          -----------  ----------  ----------  ----------  ---------   --------
      Total income from operations ...........                  (4.96)       (.29)       3.02        4.45       3.36        .64
                                                          -----------  ----------  ----------  ----------  ---------   --------

Distributions
   From net investment income ................                   (.10)       (.01)       (.11)       (.08)      (.07)      (.03)
   From net realized gain ....................                     --          --          --        (.01)        --         --
                                                          -----------  ----------  ----------  ----------  ---------   --------
      Total distributions ....................                   (.10)       (.01)       (.11)       (.09)      (.07)      (.03)
                                                          -----------  ----------  ----------  ----------  ---------   --------
Net Asset Value, End of Period ...............            $     15.81  $    20.87  $    21.17  $    18.26  $   13.90   $  10.61
                                                          ===========  ==========  ==========  ==========  =========   ========
Total Return (%)(b) ..........................                 (23.86)      (1.39)      16.57       32.08      31.73       6.10

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..                448,557     674,460     566,001     305,452    109,735     19,931
   Ratios to average net assets (%)(c):
      Operating expenses, net ................                    .88         .86         .85         .99       1.00       1.00
      Operating expenses, gross ..............                    .88         .86         .85         .99       1.08       2.83
      Net investment income ..................                    .45         .46         .71         .61        .92       1.62

   Portfolio turnover rate (%) ...............                  52.57       43.48       48.35       50.59      39.23       8.86


*   For the ten months ended October 31, 2000.
** For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Special Growth Fund--Class E Shares


                                                 First Year Ended
                                                   October 31,                              Year Ended December 31,
                                               ---------------------             -----------------------------------------------
                                                  2002      2001       2000*          1999        1998       1997       1996**
                                                  ----      ----       ----           ----        ----       ----       ------
Net Asset Value, Beginning of Period..........            $  51.74   $  48.55       $  42.91    $  45.42    $ 40.75    $  43.48
                                                          --------   --------       --------    --------    -------    --------

Income From Operations
   Net investment income (loss)(a)............                (.06)      (.07)          (.16)       (.17)      (.13)       (.02)
   Net realized and unrealized gain (loss)....               (7.25)      4.61           9.02         .09      11.05        1.63
                                                          --------   --------       --------    --------    -------    --------
      Total income from operations............               (7.31)      4.54           8.86        (.08)     10.92        1.61
                                                          --------   --------       --------    --------    -------    --------

Distributions
   From net investment income.................                (.03)        --             --          --         --          --
   From net realized gain.....................               (6.13)     (1.35)         (3.22)      (2.43)     (6.25)      (4.34)
                                                          --------   --------       --------    --------    -------    --------
      Total Distributions.....................               (6.16)     (1.35)         (3.22)      (2.43)     (6.25)      (4.34)
                                                          --------   --------       --------    --------    -------    --------
 Net Asset Value, End of Period...............            $  38.27   $  51.74       $  48.55    $  42.91    $ 45.42    $  40.75
                                                          ========   ========       ========    ========    =======    ========
Total Return (%)(b)...........................              (15.29)      9.53          21.19         .04      27.90        4.04

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...              11,051      9,678          5,411       6,139      3,153         910
   Ratios to average net assets (%)(c):
      Operating expenses, net.................                1.52       1.46           1.49        1.58       1.83        1.89
      Operating expenses, gross...............                1.52       1.47           1.49        1.58       1.83        1.89
      Net investment income (loss)............                (.14)      (.16)          (.36)       (.39)      (.51)       (.38)

   Portfolio turnover rate (%)................              126.83     136.00         111.98      129.19      97.19      118.13


*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Special Growth Fund--Class S Shares


                                                 Fiscal Year Ended
                                                    October 31,                                Year Ended December 31,
                                               ----------------------             ---------------------------------------------
                                                  2002       2001        2000*       1999        1998       1997        1996
                                                  ----       ----        ----        ----        ----       ----        ----
Net Asset Value, Beginning of Period.........             $     52.52  $   49.18  $    43.34  $    45.72  $   40.79  $    39.17
                                                          -----------  ---------  ----------  ----------  ---------  ----------
Income From Operations
   Net investment income (loss)(a)...........                     .05        .04        (.05)        .01        .08         .12
   Net realized and unrealized gain (loss)...                   (7.37)      4.67        9.12         .08      11.18        6.87
                                                          -----------  ---------  ----------  ----------  ---------  ----------
      Total income from operations...........                   (7.32)      4.71        9.07         .09      11.26        6.99
                                                          -----------  ---------  ----------  ----------  ---------  ----------

Distributions
   From net investment income................                    (.06)      (.02)       (.01)       (.04)      (.08)       (.12)
   From net realized gain....................                   (6.13)     (1.35)      (3.22)      (2.43)     (6.25)      (5.25)
                                                          -----------  ---------  ----------  ----------  ---------  ----------
      Total distributions....................                   (6.19)     (1.37)      (3.23)      (2.47)     (6.33)      (5.37)
                                                          -----------  ---------  ----------  ----------  ---------  ----------
Net Asset Value, End of Period...............             $     39.01  $   52.52  $    49.18  $    43.34  $   45.72  $    40.79
                                                          ===========  =========  ==========  ==========  =========  ==========
Total Return (%)(b)..........................                  (15.05)      9.76       21.45         .42      28.77       18.65

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..                 608,921    759,435     697,211     595,862    572,635     393,048
   Ratios to average net assets (%)(c):
      Operating expenses, net................                    1.27       1.21        1.24        1.15       1.15        1.19
      Operating expenses, gross..............                    1.27       1.22        1.24        1.15       1.15        1.19
      Net investment income (loss)...........                     .11        .08        (.10)        .03        .18         .28

   Portfolio turnover rate (%)...............                  126.83     136.00      111.98      129.19      97.19      118.13


*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax-Managed Mid & Small Cap Fund--Class E Shares



                                                    Fiscal
                                                  Year Ended
                                                  October 31
                                                  ----------
                                                     2002         2001*
                                                     ----         -----
Net Asset Value, Beginning of Period ...........               $     10.00
                                                               -----------
Income From Operations
   Net investment income (loss)(a) .............                      (.01)
   Net realized and unrealized gain (loss) .....                     (1.99)
                                                               -----------
      Total income from operations .............                     (2.00)
                                                               -----------
Net Asset Value, End of Period .................               $      8.00
                                                               -----------
Total Return (%)(b) ............................                    (20.00)
                                                               ===========
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ....                       837
   Ratios to average net assets (%)(c):
      Operating expenses, net ..................                      1.50
      Operating expenses, gross ................                      1.84
      Net investment income (loss) .............                      (.16)

   Portfolio turnover rate (%) .................                    105.31


*   For the period December 6, 2000 (commencement of sale) to October 31, 2001
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax-Managed Mid & Small Cap Fund--Class S Shares


                                                         Fiscal Year Ended
                                                            October 31,
                                                      -------------------------
                                                          2002        2001          2000*      1999**
                                                          ----        ----          -----      ------
Net Asset Value, Beginning of Period ................              $     11.15   $    10.73   $  10.00
                                                                   -----------   ----------   --------
Income From Operations
   Net investment income (loss)(a)*** ...............                      .01           --        .01
   Net realized and unrealized gain (loss) ..........                    (3.14)         .43        .72
                                                                   -----------   ----------   --------
      Total income from operations ..................                    (3.13)         .43        .73
                                                                   -----------   ----------   --------
Distributions
   From net investment income .......................                       --         (.01)        --
                                                                   -----------   ----------   --------
Net Asset Value, End of Period ......................              $      8.02   $    11.15   $  10.73
                                                                   ===========   ==========   ========
Total Return (%)(b) .................................                   (28.14)        4.08       7.30

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .........                   90,095      105,630     29,053
   Ratios to average net assets (%)(c):
      Operating expenses, net .......................                     1.25         1.25       1.25
      Operating expenses, gross .....................                     1.54         1.85       7.95
      Net investment income (loss) ..................                      .07         (.04)      1.92

   Portfolio turnover rate (%) ......................                   105.31        71.20       3.33


*   For the ten months ended October 31, 2000.
** For the period December 1, 1999 (commencement of sale) to December 31, 1999. *** Less than $.01 per share for the period ended October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Growth Fund--Class E Shares


                                                        Fiscal Year
                                                           Ended
                                                        October 31
                                                        -----------
                                                           2002       2001*
                                                          ------     ------
Net Asset Value, Beginning of Period ................               $   10.00
                                                                    ---------

Income From Operations
   Net investment income (loss)(a) ..................                    (.02)
   Net realized and unrealized gain (loss) ..........                   (3.30)
                                                                    ---------
      Total income from operations ..................                   (3.32)
                                                                    ---------
Net Asset Value, End of Period ......................               $    6.68
                                                                    ---------
Total Return (%)(b) .................................                  (33.20)
                                                                    =========

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .........                   2,714
   Ratios to average net assets (%)(c):
      Operating expenses, net .......................                    1.29
      Operating expenses, gross .....................                    2.05
      Net investment income (loss) ..................                    (.45)

   Portfolio turnover rate (%) ......................                  169.36


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Growth Fund--Class S Shares


                                                      Fiscal Year
                                                         Ended
                                                       October 31
                                                      -----------
                                                          2002       2001*
                                                          ----       -----
Net Asset Value, Beginning of Period ..............               $     10.00
                                                                  -----------

Income From Operations
   Net investment income (loss)(a)** ..............                        --
   Net realized and unrealized gain (loss) ........                     (3.29)
                                                                  -----------
      Total income from operations ................                     (3.29)
                                                                  -----------
Net Asset Value, End of Period ....................               $      6.71
                                                                  ===========
Total Return (%)(b) ...............................                    (32.90)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .......                    24,072
   Ratios to average net assets (%)(c):
      Operating expenses, net .....................                       .94
      Operating expenses, gross ...................                      1.74
      Net investment income (loss) ................                      (.09)
   Portfolio turnover rate (%) ....................                    169.36


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**  Less than $.01 per share for the period ended October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Value Fund--Class E Shares


                                                    Fiscal Year
                                                       Ended
                                                     October 31
                                                    -----------
                                                        2002        2001*
                                                    ----------- ----------
Net Asset Value, Beginning of Period .............              $    10.00
                                                                ----------
Income From Operations
   Net investment income(a) ......................                     .05
   Net realized and unrealized gain (loss) .......                   (1.48)
                                                                ----------
      Total income from operations ...............                   (1.43)
                                                                ----------
Distributions
   From net investment income ....................                    (.04)
                                                                ----------
Net Asset Value, End of Period ...................              $     8.53
                                                                ==========
Total Return (%)(b) ..............................                  (14.33)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......                   3,155
   Ratios to average net assets (%)(c):
      Operating expenses, net ....................                    1.25
      Operating expenses, gross ..................                    1.85
      Net investment income ......................                     .76

   Portfolio turnover rate (%) ...................                   71.75


* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Value Fund--Class S Shares


                                                    Fiscal Year
                                                       Ended
                                                    October 31
                                                    ----------
                                                       2002         2001*
                                                       ----         -----
Net Asset Value, Beginning of Period..............              $       10.00
                                                                --------------

Income From Operations
   Net investment income(a).......................                        .08
   Net realized and unrealized gain (loss)........                      (1.48)
                                                                --------------
      Total income from operations................                      (1.40)
                                                                --------------

Distributions
   From net investment income.....................                       (.07)
                                                                --------------
Net Asset Value, End of Period....................              $        8.53
                                                                ==============
Total Return (%)(b)...............................                     (14.04)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).......                     31,288
   Ratios to average net assets (%)(c):
      Operating expenses, net.....................                        .86
      Operating expenses, gross...................                       1.50
      Net investment income.......................                       1.18

   Portfolio turnover rate (%)....................                      71.75


*   For the period January 31, 2001 (commencement of operation) to October 31,
    2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class E Shares


                                                       Fiscal Year Ended
                                                           October 31,                         Year Ended December 31,
                                                      -----------------------          -----------------------------------------
                                                          2002       2001      2000*     1999       1998      1997      1996**
                                                          ----       ----      -----     ----       ----      ----      ------
Net Asset Value, Beginning of Period.................             $    36.89  $ 37.20  $   41.45  $  41.43  $  40.22   $  41.86
                                                                  ----------- -------- ---------- --------- ---------  ---------

Income From Operations
   Net investment income(a)..........................                    .11      .15        .33       .37       .32        .10
   Net realized and unrealized gain (loss)...........                  (5.35)    (.02)      (.44)     4.49     12.20       2.39
                                                                  ----------- -------- ---------- --------- ---------  ---------
            Total income from operations.............                  (5.24)     .13       (.11)     4.86     12.52       2.49
                                                                  ----------- -------- ---------- --------- ---------  ---------

Distributions
   From net investment income........................                   (.10)    (.23)      (.25)     (.51)     (.07)      (.18)
   From net realized gain............................                     --     (.19)     (3.89)    (4.33)   (11.24)     (3.95)
   Tax return of capital.............................                     --     (.02)        --        --        --         --
                                                                  ----------- -------- ---------- --------- ---------  ---------
      Total distributions............................                   (.10)    (.44)     (4.14)    (4.84)   (11.31)     (4.13)
                                                                  ----------- -------- ---------- --------- ---------  ---------
Net Asset Value, End of Period.......................             $    31.55  $ 36.89  $   37.20  $  41.45  $  41.43   $  40.22
                                                                  =========== ======== ========== ========= =========  =========
Total Return (%)(b)..................................                 (14.22)     .46        .04     12.41     32.68       6.23

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..........                    943    1,095      1,061       745       338        122
   Ratios to average net assets (%)(c):
      Operating expenses.............................                   1.61     1.56       1.35      1.42      1.74       1.77
      Net investment income..........................                    .30      .53        .80       .90       .77       1.50

   Portfolio turnover rate (%).......................                 119.47    99.20     137.94    149.63    139.33     106.40



*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class S Shares


                                                  Fiscal Year Ended
                                                     October 31,                             Year Ended December 31,
                                                ----------------------            ---------------------------------------------
                                                   2002      2001        2000*       1999        1998       1997        1996
                                                   ----      ----        -----       ----        ----       ----        ----
Net Asset Value, Beginning of Period..........            $     36.68  $   36.92  $    41.26  $    41.08  $   40.22  $    38.43
                                                          -----------  ---------  ----------  ----------  ---------  ----------

Income From Operations
   Net investment income(a)...................                    .20        .23         .41         .55        .69         .82
   Net realized and unrealized gain (loss)....                  (5.31)      (.03)       (.44)       4.49      12.11        7.03
                                                          -----------  ---------  ----------  ----------  ---------  ----------
      Total income from operations............                  (5.11)       .20        (.03)       5.04      12.80        7.85
                                                          -----------  ---------  ----------  ----------  ---------  ----------

Distributions
   From net investment income.................                   (.19)      (.23)       (.42)       (.53)      (.70)       (.83)
   From net realized gain.....................                     --       (.19)      (3.89)      (4.33)    (11.24)      (5.23)
   Tax return of capital......................                     --       (.02)         --          --         --          --
                                                          -----------  ---------  ----------  ----------  ---------  ----------
      Total distributions.....................                   (.19)      (.44)      (4.31)      (4.86)    (11.94)      (6.06)
                                                          -----------  ---------  ----------  ----------  ---------  ----------
Net Asset Value, End of Period................            $     31.38  $   36.68  $    36.92  $    41.26  $   41.08  $    40.22
                                                          ===========  =========  ==========  ----------  ---------  ----------
Total Return (%)(b)...........................                 (13.97)       .66         .25       12.99      33.59       21.45

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...                107,381    150,057     186,983     250,491    226,952     195,132
   Ratios to average net assets (%)(c):
      Operating expenses......................                   1.37       1.31        1.11        1.01       1.04        1.07
      Net investment income...................                    .57        .79        1.03        1.30       1.51        2.03

   Portfolio turnover rate (%)................                 119.47      99.20      137.94      149.63     139.33      106.40



*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class E Shares


                                                             Fiscal Year Ending
                                                                 October 31,                     Year Ended December 31,
                                                             --------------------          -------------------------------------
                                                                2002     2001      2000*    1999       1998     1997    1996**
                                                                ----     ----      -----    ----       ----     ----    ------
Net Asset Value, Beginning of Period.....................              $   26.07  $ 22.76  $ 24.27   $  31.02  $ 29.18  $ 26.67
                                                                       ---------  -------  -------   --------  -------  -------
Income From Operations
   Net investment income(a)..............................                   1.38      .98     1.28       1.26     1.14      .24
   Net realized and unrealized gain (loss)...............                   1.03     3.14    (1.24)     (6.12)    3.95     3.85
                                                                       ---------  -------  -------   --------  -------  -------
      Total income from operations.......................                   2.41     4.12      .04      (4.86)    5.09     4.09
                                                                       ---------  -------  -------   --------  -------  -------
Distributions
   From net investment income............................                  (1.34)    (.81)   (1.55)     (1.43)   (1.04)    (.32)
   From net realized gain................................                     --       --       --       (.46)   (2.21)   (1.26)
                                                                       ---------  -------  -------   --------  -------  -------
      Total distributions................................                  (1.34)    (.81)   (1.55)     (1.89)   (3.25)   (1.58)
                                                                       ---------  -------  -------   --------  -------  -------
Net Asset Value, End of Period...........................              $   27.14  $ 26.07  $ 22.76   $  24.27  $ 31.02  $ 29.18
                                                                       =========  =======  =======   ========  =======  =======
Total Return (%)(b)......................................                   9.23    18.24      .30     (16.25)   18.20    15.75

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..............                 11,415    9,094    7,134        843      388      101
   Ratios to average net assets (%)(c):
      Operating expenses.................................                   1.42     1.41     1.39       1.47     1.71     1.77
      Net investment income..............................                   4.96     4.78     5.42       4.90     3.94     5.31

   Portfolio turnover rate (%)...........................                  44.50    53.30    42.69      42.58    49.40    51.75



*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class S Shares


                                                 Fiscal Year Ending
                                                    October 31,                              Year Ended December 31,
                                               -----------------------            ----------------------------------------------
                                                  2002       2001        2000*       1999        1998       1997        1996
                                                  ----       ----        ----        ----        ----       ----        ----
Net Asset Value, Beginning of Period..........            $     26.22  $   22.86  $    24.44  $    30.86  $   29.19  $    23.51
                                                          -----------  ---------  ----------  ----------  ---------  ----------

Income From Operations
   Net investment income(a)...................                   1.46       1.04        1.30        1.34       1.36        1.39
   Net realized and unrealized gain (loss)....                   1.03       3.15       (1.20)      (6.13)      3.93        6.89
                                                          -----------  ---------  ----------  ----------  ---------  ----------
      Total income from operations............                   2.49       4.19         .10       (4.79)      5.29        8.28
                                                          -----------  ---------  ----------  ----------  ---------  ----------

Distributions
   From net investment income.................                  (1.40)      (.83)      (1.68)      (1.17)     (1.41)      (1.34)
   From net realized gain.....................                     --         --          --        (.46)     (2.21)      (1.26)
      Total distributions.....................                  (1.40)      (.83)      (1.68)      (1.63)     (3.62)      (2.60)
                                                          -----------  ---------  ----------  ----------  ---------  ----------
Net Asset Value, End of Period................            $     27.31  $   26.22  $    22.86  $    24.44  $   30.86  $    29.19
                                                          -----------  ---------  ----------  ----------  ---------  ----------
Total Return (%)(b)...........................                   9.48      18.53         .55      (15.94)     18.99       36.81

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...                607,280    669,529     589,300     576,326    615,483     445,619
   Ratios to average net assets (%)(c):
      Operating expenses, net.................                   1.17       1.16        1.14        1.05       1.02        1.04
      Operating expenses, gross...............                   1.18       1.16        1.14        1.05       1.02        1.04
      Net investment income...................                   5.19       5.00        5.41        4.93       4.57        5.64

   Portfolio turnover rate (%)................                  44.50      53.30       42.69       42.58      49.40       51.75


*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

International Securities Fund--Class E Shares


                                                           Fiscal Year Ended
                                                              October 31,                        Year Ended December 31,
                                                           -------------------            --------------------------------------
                                                              2002     2001      2000*      1999      1998      1997    1996**
                                                              ----     ----      -----      ----      ----      ----    ------
Net Asset Value, Beginning of Period.....................            $  63.24  $   74.95  $  60.68  $   54.64  $ 58.47  $ 58.56
                                                                     --------  ---------  --------  ---------  -------  -------

Income From Operations
   Net investment income (loss)(a).......................                 .21        .57       .40        .28      .35     (.03)
   Net realized and unrealized gain (loss)...............              (15.18)     (9.74)    17.72       6.53     (.64)    1.68
                                                                     --------  ---------  --------  ---------  -------  -------
      Total income from operations.......................              (14.97)     (9.17)    18.12       6.81     (.29)    1.65
                                                                     --------  ---------  --------  ---------  -------  -------

Distributions
   From net investment income............................                  --         --      (.27)      (.57)    (.29)    (.43)
   From net realized gain................................               (2.80)     (2.54)    (3.58)      (.20)   (3.25)   (1.31)
                                                                     --------  ---------  --------  ---------  -------  -------
      Total distributions................................               (2.80)     (2.54)    (3.85)      (.77)   (3.54)   (1.74)
                                                                     --------  ---------  --------  ---------  -------  -------
Net Asset Value, End of Period...........................            $  45.47  $   63.24  $  74.95  $   60.68  $ 54.64  $ 58.47
                                                                     ========  =========  ========  =========  =======  =======
Total Return (%)(b)......................................              (24.70)    (12.58)    30.21      12.53     (.41)    2.86

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............              15,897      9,964     5,552      4,431    1,271      623
   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................                1.66       1.54      1.55       1.64     1.96     2.00
      Operating expenses, gross .........................                1.66       1.55      1.55       1.64     1.96     2.00
      Net investment income (loss) ......................                 .41       1.00       .61        .49      .19     (.61)

   Portfolio turnover rate (%) ..........................              104.65     101.84    120.52      68.46    73.54    42.43



*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

International Securities Fund--Class S Shares


                                               Fiscal Year Ended
                                                   October 31                               Year Ended December 31,
                                               -------------------               -----------------------------------------------
                                                 2002     2001        2000*         1999         1998       1997        1996
                                                 ----     ----        -----         ----         ----       ----        ----
Net Asset Value, Beginning of Period ........           $   63.51  $      75.11  $     60.86  $    54.69  $   58.48   $   56.61
                                                        ---------  ------------  -----------  ----------  ---------   ---------

Income From Operations
   Net investment income(a) .................                 .34           .76          .51         .69        .56         .53
   Net realized and unrealized gain (loss)...              (15.26)        (9.82)       17.82        6.32       (.46)       3.72
                                                        ---------  ------------  -----------  ----------  ---------   ---------
      Total income from operations ..........              (14.92)        (9.06)       18.33        7.01        .10        4.25
                                                        ---------  ------------  -----------  ----------  ---------   ---------

Distributions
   From net investment income ...............                (.01)           --         (.50)       (.64)      (.64)       (.48)
   From net realized gain ...................               (2.80)        (2.54)       (3.58)       (.20)     (3.25)      (1.90)
                                                        ---------  ------------  -----------  ----------  ---------   ---------
      Total distributions ...................               (2.81)        (2.54)       (4.08)       (.84)     (3.89)      (2.38)
                                                        ---------  ------------  -----------  ----------  ---------   ---------
Net Asset Value, End of Period ..............           $   45.78  $      63.51  $     75.11  $    60.86  $   54.69   $   58.48
                                                        =========  ============  ===========  ==========  =========   =========
Total Return (%)(b) .........................              (24.51)       (12.40)       30.52       12.90        .26        7.63


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..             812,857     1,061,171    1,133,495     940,779    839,767     743,615
   Ratios to average net assets (%)(c):
      Operating expenses, net ...............                1.42          1.29         1.30        1.22       1.26        1.30
      Operating expenses, gross .............                1.42          1.30         1.30        1.22       1.26        1.31
      Net investment income .................                 .62          1.31          .79        1.15        .91         .91

   Portfolio turnover rate (%) ..............              104.65        101.84       120.52       68.46      73.54       42.43



*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class E Shares


                                                                    Fiscal Year Ended                          Year Ended
                                                                       October 31,                            December 31,
                                                               ---------------------------               ----------------------
                                                                    2002         2001          2000        1999       1998**
                                                                    ----         ----          ----        ----       ------
Net Asset Value, Beginning of Period........................                 $        9.24   $   12.51   $   8.48   $      7.37
                                                                             -------------   ---------   --------   -----------

Income From Operations
   Net investment income (loss)(a)..........................                           .02        (.03)      (.04)         (.02)
   Net realized and unrealized gain (loss)..................                         (2.25)      (3.20)      4.14          1.13
                                                                             -------------   ---------   --------   -----------
      Total income from operations..........................                         (2.23)      (3.23)      4.10          1.11
                                                                             -------------   ---------   --------   -----------

Distributions
   From net investment income...............................                            --        (.04)      (.07)           --
                                                                             -------------   ---------   --------   -----------
Net Asset Value, End of Period..............................                 $        7.01   $    9.24   $  12.51   $      8.48
                                                                             =============   =========   ========   ===========
Total Return (%)(b).........................................                        (24.13)     (25.90)     48.71         15.06

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).................                         6,959       6,388      6,314            39
   Ratios to average net assets (%)(c)(d):
      Operating expenses, net...............................                          2.33        2.16       2.17            --
      Operating expenses, gross.............................                          2.33        2.17       2.17            --
      Net investment income (loss)..........................                           .21        (.30)      (.40)           --

   Portfolio turnover rate (%)..............................                         83.74       73.11      94.85         59.35


*   For the ten months ended October 31, 2000.
**  For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods less than one year are annualized.
(d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

Emerging Markets Fund--Class S Shares


                                             Fiscal Year Ended
                                                October 31,                                   Year Ended December 31,
                                            --------------------                 --------------------------------------------------
                                              2002     2001           2000*         1999         1998          1997         1996
                                              ----     ----           -----         ----         ----          ----         ----
Net Asset Value, Beginning of Period........        $      9.25     $    12.52   $     8.48    $   11.79    $    12.35    $   11.16
                                                    -----------     ----------   ----------    ---------    ----------    ---------

Income From Operations
   Net investment income (loss)(a)**........                .04             --          .03          .12           .14          .10
   Net realized and unrealized gain (loss)..              (2.24)         (3.21)        4.10        (3.35)         (.56)        1.26
                                                    -----------     ----------   ----------    ---------    ----------    ---------
      Total income from operations..........              (2.20)         (3.21)        4.13        (3.23)         (.42)        1.36
                                                    -----------     ----------   ----------    ---------    ----------    ---------
Distributions
   From net investment income...............                 --           (.06)        (.09)        (.08)         (.14)        (.17)
                                                    -----------     ----------   ----------    ---------    ----------    ---------
Net Asset Value, End of Period..............        $      7.05     $     9.25   $    12.52    $    8.48    $    11.79    $   12.35
                                                    ===========     ==========   ==========    =========    ==========    =========
Total Return (%)(b).........................             (23.89)        (25.79)       49.03       (27.57)        (3.45)       12.26

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).            273,486        359,201      430,794      294,349       333,052      271,490
   Ratios to average net assets (%)(c):
      Operating expenses, net...............               2.09           1.91         1.91         1.75          1.64         1.71
      Operating expenses, gross.............               2.09           1.92         1.91         1.75          1.64         1.72
      Net investment income (loss)..........                .44           (.02)         .26         1.20           .87          .77

   Portfolio turnover rate (%)..............              83.74          73.11        94.85        59.35         50.60        34.62


* For the ten months ended October 31, 2000. ** Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Diversified Bond Fund--Class E Shares


                                             Fiscal Year Ended
                                                October 31,                                Year Ended December 31,
                                            --------------------               ------------------------------------------------
                                               2002     2001          2000*         1999        1998        1997        1996**
                                               ----     ----          -----         ----        ----        ----        ------
Net Asset Value, Beginning of Period........          $   22.75    $     22.23    $  23.92    $   24.06   $   22.98    $  23.16
                                                      ---------    -----------    --------    ---------   ---------    --------
Income From Operations
   Net investment income(a).................               1.22           1.13        1.30         1.32        1.22         .25
   Net realized and unrealized gain (loss)..               1.84            .44       (1.65)         .45         .66        (.09)
                                                      ---------    -----------    --------    ---------   ---------    --------
      Total income from operations..........               3.06           1.57        (.35)        1.77        1.88         .16
                                                      ---------    -----------    --------    ---------   ---------    --------

Distributions
   From net investment income...............              (1.27)         (1.05)      (1.21)       (1.56)       (.72)       (.34)
   From net realized gain...................                 --             --        (.13)        (.35)       (.08)         --
                                                      ---------    -----------    --------    ---------   ---------    --------
      Total distributions...................              (1.27)         (1.05)      (1.34)       (1.91)       (.80)       (.34)
                                                      ---------    -----------    --------    ---------   ---------    --------
Net Asset Value, End of Period..............          $   24.54    $     22.75    $  22.23    $   23.92   $   24.06    $  22.98
                                                      =========    ===========    ========    =========   =========    ========
Total Return (%)(b).........................              13.87           7.25       (1.51)        7.63        8.35         .67

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).             17,763          5,492       3,639        4,703       2,469         962
   Ratios to average net assets (%)(c):
      Operating expenses, net...............                .89            .87         .87          .98        1.29        1.31
      Operating expenses, gross.............                .89            .88         .87          .98        1.29        1.31
      Net investment income.................               5.22           6.13        5.49         5.42        5.64        5.75

   Portfolio turnover rate (%)..............             155.87         128.88      152.23       216.88      172.43      138.98



*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Diversified Bond Fund--Class S Shares


                                               Fiscal Year Ended
                                                  October 31,                               Year Ended December 31,
                                             --------------------                --------------------------------------------
                                               2002        2001        2000*       1999        1998        1997        1996
                                             --------    --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ......              $  22.31    $  21.77    $  23.53    $  23.43    $  22.97    $  23.69
                                                         --------    --------    --------    --------    --------    --------
Income From Operations
  Net investment income(a) ................                  1.29        1.16        1.31        1.38        1.45        1.47
  Net realized and unrealized gain (loss)..                  1.75         .41       (1.60)        .47         .56        (.71)
                                                         --------    --------    --------    --------    --------    --------
    Total income from operations ..........                  3.04        1.57        (.29)       1.85        2.01         .76
                                                         --------    --------    --------    --------    --------    --------

Distributions
  From net investment income ..............                 (1.32)      (1.03)      (1.32)      (1.40)      (1.47)      (1.48)
  From net realized gain ..................                    --          --        (.13)       (.35)       (.08)         --
  Tax return of capital ...................                    --          --        (.02)         --          --          --
                                                         --------    --------    --------    --------    --------    --------
    Total distributions ...................                 (1.32)      (1.03)      (1.47)      (1.75)      (1.55)      (1.48)
                                                         --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period ............              $  24.03    $  22.31    $  21.77    $  23.53    $  23.43    $  22.97
                                                         ========    ========    ========    ========    ========    ========
Total Return (%)(b) .......................                 14.11        7.40       (1.26)       8.09        9.09        3.43

Ratios/Supplemental Data:
  Net Assets, end of period (in
   thousands) .............................               745,020     714,153     765,674     808,761     687,331     554,804
  Ratios to average net assets (%)(c):
    Operating expenses, net ...............                   .64         .62         .61         .57         .60         .61
    Operating expenses, gross .............                   .65         .63         .61         .57         .60         .61
    Net investment income .................                  5.60        6.35        5.78        5.83        6.35        6.46

  Portfolio turnover rate (%) .............                155.87      128.88      152.23      216.88      172.43      138.98


 *  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Multistrategy Bond Fund--Class E Shares


                                                Fiscal Year Ended              Year Ended
                                                   October 31,                December 31,
                                                -----------------           ----------------
                                                  2002      2001    2000*    1999     1998**
                                                --------  -------  -------  -------  -------
Net Asset Value, Beginning of Period .........            $  9.61  $  9.47  $ 10.10  $ 10.30
                                                          -------  -------  -------  -------
Income From Operations
  Net investment income(a) ...................                .53      .49      .56      .16
  Net realized and unrealized gain (loss) ....                .62      .11     (.66)     .07
                                                          -------  -------  -------  -------
    Total income from operations .............               1.15      .60     (.10)     .23
                                                          -------  -------  -------  -------

Distributions
  From net investment income .................               (.55)    (.46)    (.52)    (.20)
  From net realized gain .....................                 --       --     (.01)    (.23)
                                                          -------  -------  -------  -------
    Total distributions ......................               (.55)    (.46)    (.53)    (.43)
                                                          -------  -------  -------  -------
Net Asset Value, End of Period ...............            $ 10.21  $  9.61  $  9.47  $ 10.10
                                                          =======  =======  =======  =======
Total Return (%)(b) ..........................              12.40     6.46    (1.08)    1.89

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ...             12,675    6,182    3,248    2,610

  Ratios to average net assets (%)(c)(d):
     Operating expenses, net .................               1.14     1.11     1.05       --
     Operating expenses, gross ...............               1.14     1.15     1.11       --
     Net investment income ...................               5.33     6.31     5.54       --

  Portfolio turnover rate (%) ................             176.44   105.03   134.11   334.86


 *  For the ten months ended October 31, 2000.
 ** For the period September 11, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

Multistrategy Bond Fund--Class S Shares


                                                    Fiscal Year Ended
                                                       October 31,                             Year Ended December 31,
                                                  ---------------------              ----------------------- ------------------
                                                     2002        2001       2000*       1999        1998       1997       1996
                                                  ---------    --------   --------   ---------   ---------   --------  --------
Net Asset Value, Beginning of Period ............              $   9.61   $   9.46   $   10.11   $   10.26   $  10.11  $  10.25
                                                               --------   --------   ---------   ---------   --------  --------
Income From Operations
  Net investment income(a) ......................                   .56        .52         .57         .60        .60       .61
  Net realized and unrealized gain (loss) .......                   .63        .08        (.65)        .08        .33      (.12)
                                                               --------   --------   ---------   ---------   -------- ---------
    Total income from operations ................                  1.19        .60        (.08)        .68        .93       .49
                                                               --------   --------   ---------   ---------   --------  --------
Distributions
  From net investment income ....................                  (.58)      (.45)       (.56)       (.60)      (.61)     (.62)
  From net realized gain ........................                    --         --        (.01)       (.23)      (.17)     (.01)
                                                               --------   --------   ---------   ---------   --------  --------
    Total distributions .........................                  (.58)      (.45)       (.57)       (.83)      (.78)     (.63)
                                                               --------   --------   ---------   ---------   --------  --------
Net Asset Value, End of Period ..................              $  10.22   $   9.61   $    9.46   $   10.11   $  10.26  $  10.11
                                                               ========   ========   =========   =========   ========  ========
Total Return (%)(b) .............................                 12.68       6.56        (.81)       6.79       9.50      4.97

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....               622,518    593,020     556,703     547,747    437,312   305,428
   Ratios to average net assets (%)(c):
      Operating expenses, net ...................                   .89        .86         .80         .80        .80       .81
      Operating expenses, gross .................                   .89        .90         .86         .81        .83       .88
      Net investment income .....................                  5.66       6.54        5.79        5.76       5.93      6.19

   Portfolio turnover rate (%) ..................                176.44     105.03      134.11      334.86     263.75    145.38


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class E Shares


                                                           Fiscal Year Ended
                                                              October 31,
                                                         ----------------------
                                                           2002          2001          2000*        1999**
                                                         --------      --------       -------      -------
Net Asset Value, Beginning of Period ...................               $  18.24       $ 18.08      $ 18.51
                                                                       --------       -------      -------
Income From Operations
  Net investment income(a) .............................                   1.02           .88          .80
  Net realized and unrealized gain (loss) ..............                    .85           .07         (.34)
                                                                       --------       -------      -------
    Total income from operations .......................                   1.87           .95          .46
                                                                       --------       -------      -------
Distributions
  From net investment income ...........................                  (1.09)         (.79)        (.89)
                                                                       --------       -------      -------
Net Asset Value, End of Period .........................               $  19.02       $ 18.24      $ 18.08
                                                                       ========       =======      =======
Total Return (%)(b) ....................................                  10.54          5.36         2.53

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) .............                 17,685         9,898        8,693
  Ratios to average net assets (%)(c):
    Operating expenses, net ............................                    .77           .89          .97
    Operating expenses, gross ..........................                    .91           .91          .97
    Net investment income ..............................                   5.48          5.77         5.05

  Portfolio turnover rate (%) ..........................                 260.94         92.31       177.08


*    For the ten months ended October 31, 2000.
**   For the period February 18, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class S Shares


                                                Fiscal Year Ended
                                                   October 31,                       Year Ended December 31,
                                               ------------------            --------------------------------------
                                                 2002      2001      2000*     1999      1998      1997      1996
                                               --------  --------  --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period .........           $  18.22  $  18.03  $  18.46  $  18.35  $  18.36  $  18.55
                                                         --------  --------  --------  --------  --------  --------

Income From Operations
  Net investment income(a) ...................               1.07       .91       .90       .99      1.08      1.04
  Net realized and unrealized gain (loss) ....                .83       .09      (.36)      .11        --      (.19)
                                                         --------  --------  --------  --------  --------  --------
    Total income from operations .............               1.90      1.00       .54      1.10      1.08       .85
                                                         --------  --------  --------  --------  --------  --------

Distributions
  From net investment income .................              (1.13)     (.81)     (.97)     (.99)    (1.09)    (1.04)
                                                         --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period ...............           $  18.99  $  18.22  $  18.03  $  18.46  $  18.35  $  18.36
                                                         ========  ========  ========  ========  ========  ========
Total Return (%)(b) ..........................              10.76      5.64      3.03      6.09      6.02      4.76

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ...            401,137   422,884   447,590   260,539   229,470   222,983
  Ratios to average net assets (%)(c):
    Operating expenses, net ..................                .52       .64       .74       .66       .66       .70
    Operating expenses, gross ................                .67       .66       .74       .66       .66       .70
    Net investment income ....................               5.76      6.00      5.22      5.37      5.70      5.70

  Portfolio turnover rate (%) ................             260.94     92.31    177.08    129.85    213.14    264.40


 *  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

 Tax Exempt Bond Fund--Class E Shares

                                                                          Fiscal Year Ending
                                                                              October 31,
                                                                         --------------------
                                                                           2002       2001        2000*       1999**
                                                                           ----       ----        -----       ------
Net Asset Value, Beginning of Period ..............................                 $ 20.87     $ 20.47      $ 21.19
                                                                                    -------     -------      -------

Income From Operations
   Net investment income(a) .......................................                     .84         .71          .50
   Net realized and unrealized gain (loss) ........................                     .95         .33         (.71)
                                                                                    -------     -------      -------
      Total income from operations ................................                    1.79        1.04         (.21)
                                                                                    -------     -------      -------

Distributions
   From net investment income .....................................                    (.85)       (.64)        (.51)
                                                                                    -------     -------      -------
Net Asset Value, End of Period ....................................                 $ 21.81     $ 20.87      $ 20.47
                                                                                    =======     =======      =======
Total Return (%)(b) ...............................................                    8.77        5.17         (.99)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .......................                   6,398       3,445        2,854
   Ratios to average net assets (%)(c):
      Operating expenses ..........................................                     .78         .89          .82
      Net investment income .......................................                    3.93        4.08         3.76
   Portfolio turnover rate (%) ....................................                   31.16       38.16       119.34


  *   For the ten months ended October 31, 2000.
  **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

Tax Exempt Bond Fund--Class S Shares


                                                            Fiscal
                                                         Year Ending
                                                         October 31,                               Year Ended December 31,
                                                      -------------------               -------------------------------------------
                                                        2002      2001        2000*       1999        1998         1997      1996
                                                        ----      ----        -----       ----        ----         ----      ----
Net Asset Value, Beginning of Period ...............            $  20.84    $  20.42    $  21.39    $  21.19     $ 21.02   $ 21.24
                                                                --------    --------    --------    --------     -------   -------
Income From Operations
   Net investment income(a) ........................                 .89         .75         .84         .81         .84       .85
   Net realized and unrealized gain (loss) .........                 .96         .33        (.95)        .19         .18      (.21)
                                                                --------    --------    --------    --------     -------   -------
      Total income from operations .................                1.85        1.08        (.11)       1.00        1.02       .64
                                                                --------    --------    --------    --------     -------   -------
Distributions
   From net investment income ......................                (.90)       (.66)       (.86)       (.80)       (.85)     (.86)
                                                                --------    --------    --------    --------     -------   -------
Net Asset Value, End of Period .....................            $  21.79    $  20.84    $  20.42    $  21.39     $ 21.19   $ 21.02
                                                                ========    ========    ========    ========     =======   =======
Total Return (%)(b) ................................                9.09        5.37        (.52)       4.82        4.92      3.07

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ........             140,352     129,084     123,960     128,959      83,076    66,344
   Ratios to average net assets (%)(c):
      Operating expenses ...........................                 .53         .64         .57         .72         .71       .75
      Net investment income ........................                4.21        4.32        3.99        3.80        3.99      4.02
   Portfolio turnover rate (%) .....................               31.16       38.16      119.34       74.42       40.79     74.34


  *    For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
  (b)  Periods less than one year are not annualized.
  (c)  The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                             Diversified Equity Fund


      Alliance Capital Management L.P., through its Bernstein Investment
        Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


       Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA
         94105.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
        Florham Park, NJ 07932-0650.

      Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
        80202.

      MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA
        02116-3741.


      Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta,
        GA 30326-3248.


      Peachtree Asset Management, One Peachtree Center, Suite 4500, 303
        Peachtree Street N.E., Atlanta, GA 30308.

      Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls,
        WI 53051.

      Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
        10019.


      Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
        PA 19312.


      Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                            Quantitative Equity Fund


      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
        Boston, MA 02110-4104.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
        Florham Park, NJ 07932-0650.

      J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
        York, NY 10036.

                           Tax-Managed Large Cap Fund


      J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
        York, NY 10036.

                               Special Growth Fund


      CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
        Diego, CA 92101.

      David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
        10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

      Goldman Sachs Asset Management, a unit of the Investment Management
        Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
        Florham Park, NJ 07932-0650.

      Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
        98101.

      Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
        10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
        York, NY 10036-9998.

                        Tax-Managed Mid & Small Cap Fund

     Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.

                               Select Growth Fund

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
         Diego, CA 92101.

     Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San
         Mateo, CA 94402.

     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
         53051.

     TCW Investment Management Co., 865 South Figueroa Street, Suite 1800, Los
         Angeles, CA 90017.


     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
         PA 19312.


                                Select Value Fund

     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.


     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
        MA 02116-3741.

     Systematic Financial Management, L.P., 300 W. Frank Burr Boulevard,
        Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.


                               Equity Income Fund

     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

     Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
         Wilmington, DE 19801.

     DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
         FL 32801.

     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

                           Real Estate Securities Fund

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
         Lane, Boston, MA 02210-2021.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
         Floor, Chicago IL 60611.

     Security Capital Research & Management Incorporated, 11 South LaSalle
         Street, 2nd Floor, Chicago, IL 60603.

                          International Securities Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
         10022.

     Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
         Angeles, CA 90025.

     Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
         6EE England.

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
         60611-2703.

     Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
         02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
         Wilmington, DE 19801-1165.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
         WA 98004.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
         Boston, MA 02110.

     The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
         Boston, MA 02108-4402.

                              Emerging Markets Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
       Street, London EC2A 2NY England.

     Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.




     Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
       Floor, New York, NY 10019.


     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


                              Diversified Bond Fund

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
       Chicago, IL 60606.


     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92658-6430.


     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                             Multistrategy Bond Fund

     Delaware Management Company, a series of Delaware Management Business
       Trust, 2005 Market Street, Philadelphia, PA 19103-7094.


     Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite
       1100,W. Conshohocken, PA 19428-2899.



     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92658-6430.


     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                              Short Term Bond Fund

     BlackRock Financial Management, Inc., 40 East 52nd Street, New York, NY
       10022.

     Merganser Capital Management LP, One Cambridge Center, Suite 402,
       Cambridge, MA 02142-1611.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92658-6430.

     STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.

                              Tax Exempt Bond Fund


     MFS Institutional Advisors, Inc., 500 Boylston Street, 21/st/ Floor,
       Boston, MA 02116-3741.


     Standish Mellon Asset Management Company LLC, One Financial Center, Boston,
       MA 02111.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA  98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY

     Class E and S Shares:
     Diversified Equity Fund
     Quantitative Equity Fund
     Tax-Managed Large Cap Fund
     Special Growth Fund
     Tax-Managed Mid & Small Cap Fund



     Select Growth Fund
     Select Value Fund
     Equity Income Fund
     Real Estate Securities Fund
     International Securities Fund
     Emerging Markets Fund
     Diversified Bond Fund
     Multistrategy Bond Fund
     Short Term Bond Fund
     Tax Exempt Bond Fund



                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                            36-08-060 (0203)


LOGO

                                                FRANK RUSSELL INVESTMENT COMPANY

------------------------------
TAX-MANAGED GLOBAL EQUITY FUND
------------------------------

Tax-Managed
Global Equity Fund

PROSPECTUS

CLASS C SHARES:


_______________, 2003


909 A STREET, TACOMA WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                Table of Contents



Risk/Return Summary ............................................................    1
 Investment Objective ..........................................................    1
 Principal Investment Strategies ...............................................    1
 Principal Risks ...............................................................    2
 Performance ...................................................................    3
 Fees and Expenses .............................................................    5
The Purpose of the Fund -- Multi-Style, Multi-Manager Diversification ...........   7
Management of the Underlying Funds .............................................    8
The Money Managers for the Underlying Funds ....................................   10
Investment Objective and Principal Investment Strategies of the Underlying Funds   12
Risks ..........................................................................   19
Dividends and Distributions ....................................................   21
Taxes ..........................................................................   21
How Net Asset Value is Determined ..............................................   22
Distribution and Shareholder Servicing Arrangements ............................   23
How to Purchase Shares .........................................................   23
Exchange Privilege .............................................................   24
How to Redeem Shares ...........................................................   24
Payment of Redemption Proceeds .................................................   25
Other Things to Know About Share Transactions ..................................   25
Financial Highlights ...........................................................   27
Money Manager Information ......................................................   28

                               RISK/RETURN SUMMARY

                              Investment Objective

     The Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

     The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.

                         Principal Investment Strategies

     The Frank Russell Investment Company ("FRIC") Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.

     The Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other funds-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

     The Fund intends to minimize its taxable distributions to shareholders in three ways:

     . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.

     . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

     . Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

     When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.

     The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                  Tax-Managed
Underlying Fund                                               Global Equity Fund
---------------                                               ------------------
Tax-Managed Large Cap Fund .................................          50%

International Securities Fund ..............................          20%

Tax-Managed Mid & Small Cap Fund ...........................          15%

Quantitative Equity Fund ...................................          10%

Emerging Markets Fund ......................................           5%


      The Fund intends to be fully invested at all times. However, the Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). The Fund may invest its liquidity reserves in one or more FRIC money market funds.

     The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


Diversification

     The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.


                                 Principal Risks


     You should consider the following factors before investing in the Fund:

     . An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

     . Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

     . The policy of the Fund is to allocate its assets among the Underlying
       Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

     . The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

     . The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     . An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     . The officers and Trustees of the Fund presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

     . The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

     . The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

     . If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                   Performance

     The following bar charts illustrate the risks of investing in the Fund by showing how the performance of the Fund's Class C Shares varies over the life of the Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Fund's Class C Shares are set forth below the bar charts.


     The tables accompanying the bar charts further illustrate the risks of investing in the Fund by showing how the Fund's average annual returns for one year and since the beginning of operations of the Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The Fund is not designed for tax-deferred investment vehicles and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.


     Past performance, both before-tax and after-tax, is no indication of future results.

                         Tax-Managed Global Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            2001         -13.29%
                            2002


                          Best Quarter:   ____  (_Q/__)
                          Worst Quarter: (____) (_Q__)




Average annual total returns                                                                       Since
for the periods ended December 31, 2002                                                   1 Year Inception*
---------------------------------------                                                   ------ ----------
Return Before Taxes, Class C ..........................................................       %         %

Return After Taxes on Distributions, Class C ..........................................       %         %

Return After Taxes on Distributions and Sale of Fund Shares, Class C ..................       %         %

S&P 500 Index .........................................................................       %         %

MSCI EAFE Index .......................................................................

Tax-Managed Global Equity Composite Index# ............................................       %         %


*  Commenced operations by issuing Class C and S Shares on January 31, 2000.

# The Tax-Managed Global Equity Composite Index is comprised of the following indices: 50% S&P 500(R) Index, 20% MSCI EAFE Index, 15% Russell Small Cap Completeness(TM) Index, 10% Russell 1000(C) Index, and 5% MSCI Emerging Markets Free Index.

                                Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                          Maximum Sales
                                                            Maximum Sales Charge (Load)
                                                            Charge (Load)  Imposed on      Maximum
                                                             Imposed on    Reinvested   Deferred Sales Redemption Exchange
                                                             Purchases     Dividends     Charge (Load)    Fees      Fees
                                                            ------------- ------------- -------------- ---------- --------
Class C ...................................................      None         None           None         None      None

                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                                     Other Expenses
                                                                       (including
                                                                     Administrative  Total Gross
                                                        Distribution    Fees and     Annual Fund   Fee Waivers     Total Net
                                               Advisory    (12b-1)    Shareholder     Operating    and Expense   Fund Operating
                                                 Fee        Fees     Servicing Fees)  Expenses   Reimbursements#   Expenses*
                                               -------- ------------ --------------- ----------- --------------- --------------
Class C ** ..................................    0.20%      0.75%             %              %             %                %


* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.
** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

# FRIMCo has contractually agreed to waive, at least through ________________, its 0.20% advisory fee for the Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Fund as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

Direct Expenses


     No direct operating expenses will be borne by the Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through ___________________), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.

     The Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through _________________ and may be renewed thereafter.


Indirect Expenses


     Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest (based on information as of ___________________).



                                                                                  Total Net Operating
Underlying Fund (Class S Shares)                                                    Expense Ratios
--------------------------------                                                  -------------------
Quantitative Equity Fund .......................................................            %
International Securities Fund ..................................................            %
Emerging Markets Fund ..........................................................            %
Tax-Managed Large Cap Fund .....................................................            %
Tax-Managed Mid & Small Cap Fund ...............................................            %



     The Total Net Operating Expense Ratio for the Tax-Managed Mid & Small Cap Fund is net of fee waivers. For this Fund, FRIMCo has contractually agreed to waive, at least until _________________, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ___% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


     Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                                  Class C
                                                                                  -------
Tax-Managed Global Equity Fund .................................................      %



     The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of _____________________. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _________________________.


     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                   1 Year 3 Years 3 Years 3 Years
                                                   ------ ------- ------- -------
Class C .........................................    $      $       $       $


                             THE PURPOSE OF THE FUND
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     The allocation of the Fund's investment in the Underlying Funds is illustrated by the following chart:

                                   [PIE CHART]

                         Tax Managed Global Equity Fund


Tax-Managed Mid & Small Cap Fund                                    15%
Quantitative Equity                                                 10%
Emerging Markets                                                     5%
International Securities                                            20%
Tax-Managed Large Cap Fund                                          50%


     The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       MANAGEMENT OF THE UNDERLYING FUNDS


     The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.

     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     Ernest Ankrim and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of the Fund within its target allocation strategy percentages.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

     . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


     . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.


     . Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.


     . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

     . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.


     . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


     . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

     . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

     . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.


     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is ____% of the Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for the Fund through _________________.


     In addition to the advisory and administrative fees payable by the Fund, the Fund will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Fund invests. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Fund. While a shareholder of the Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.


     The annual rate of the advisory and administrative fees payable to FRIMCo monthly on a pro rata basis are the following percentages of the average daily net assets of each Underlying Fund: Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.20%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Mid & Small Cap Fund 1.03%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services. For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until _________________, up to the full amount of its ___% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ____% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

     J.P. Morgan Investment Management Inc. ("JPMorgan") manages the Tax-Managed Large Cap Fund. Robin Chance, Vice President, and Timothy Devlin, Vice President, are responsible for the management of the Fund. Robin Chance is a portfolio manager in JPMorgan's US Equity Group. An employee of JPMorgan since 1987, she is responsible for JPMorgan's tax-aware structured equity strategies. She is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program. Ms. Chance also earned an MBA from New York University's Stern School of Business. Mr. Devlin is a portfolio manager in JPMorgan's US Equity Group. An employee of JPMorgan since 1996, he was previously with Mitchell Hutchins Asset Management where he managed risk-controlled equity portfolios including index, enhanced index and market neutral strategies. Mr. Devlin earned a B.A. in economics from Union College.



     Geewax, Terker & Company manages the Tax-Managed Mid & Small Cap Fund. John Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD (all but dissertation) from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and the Chief Investment Officer. In this capacity, he serves as a portfolio manager, and has oversight responsibility for the research and development and trading functions of the firm.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

TAX-MANAGED LARGE CAP FUND

    Investment           To provide capital growth on an after-tax basis by
    Objective            investing principally in equity securities.

    Principal            The Fund has a non-fundamental policy to invest,
    Investment           under normal circumstances, at least 80% of the value
    Strategies           of its assets in large capitalization US companies. The
                         Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. The Fund may invest a limited amount in non-US firms from time to time.

                         The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

                         The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                         The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                         The Fund intends to minimize its taxable distributions to shareholders in two ways:

                            . First, the Fund strives to realize its returns as
                              long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                            . Second, the Fund attempts to minimize its
                              realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                         The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

                         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND

     Investment          To provide favorable total return and additional
     Objective           diversification for US investors.

     Principal           The International Securities Fund invests primarily
     Investment          in equity securities issued by companies domiciled
     Strategies          outside the US and in depository receipts which
                         represent ownership of securities of non-US companies.
                         The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
                         East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                            . Growth Style emphasizes investments in equity
                              securities of companies with above-average earnings growth prospects.

                            . Value Style emphasizes investments in equity
                              securities of companies that appear to o be undervalued relative to their corporate worth, based on earnings, book or assetvalue, revenues or cash flow.

                            . Market-Oriented Style emphasizes investments in
                              companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.



TAX-MANAGED MID & SMALL CAP FUND


     Investment          To provide capital growth on an after-tax basis by
     Objective           investing principally in equity securities of small
                         capitalization companies.

     Principal           The Tax-Managed Mid & Small Cap Fund has a
     Investment          non-fundamental policy to invest, under normal
     Strategies          circumstances, at least 80% of the value of its assets
                         in medium and small capitalization US companies. The
                         Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

                         The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.


                         The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                         The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                          The Fund intends to minimize its taxable distributions to shareholders in two ways:

                            . First, the Fund strives to realize its returns as
                              long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                            . Second, the Fund attempts to minimize its
                              realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                          If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                          The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                          When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

                          The Fund intends to be fully invested at all times.

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND

    Investment           To provide a total return greater than the total return
    Objective            of the US stock market (as measured by the Russell
                         1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

    Principal            The Quantitative Equity Fund invests primarily in
    Investment           common stocks of medium and large capitalization
    Strategies           companies which are predominantly US based. While
                         market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                         The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                         The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                         The Fund intends to be fully invested at all times.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND

    Investment           To provide maximum total return primarily through
    Objective            capital appreciation and by assuming a higher level of
                         volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.


    Principal            The Emerging Markets Fund will primarily invest in
    Investment           equity securities of companies that are  located in
    Strategies           countries with emerging markets or that derive a
                         majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the
                         Fund's operations, an "emerging market country" is a country having an economy and market that the World
                         Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
                         Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies.
                         The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                         The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                         The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                         Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                         The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                         From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS


     An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table describes principal types of risks that the Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.




  Risk Associated With                                   Description                                     Relevant Fund
----------------------------------  -------------------------------------------------------   -----------------------------------
Multi-Manager Approach              The investment styles employed by a Fund's money          Global Equity Fund
                                    managers may not be complementary. The interplay of       Underlying Funds:
                                    the various strategies employed by a Fund's multiple      Quantitative Equity
                                    money managers may result in a Fund holding a             International Securities Emerging
                                    concentration of certain types of securities. This        Markets)
                                    concentration may be beneficial or detrimental to a
                                    Fund's performance depending upon the performance of
                                    those securities and the overall economic
                                    environment. The multi-manager approach could result
                                    in a high level of portfolio turnover, resulting in
                                    higher Fund brokerage expenses and increased tax
                                    liability from a Fund's realization of capital gains.

Tax-Sensitive Management            A Fund's tax-managed equity investment strategy may       Global Equity Fund
                                    not provide as high a return before consideration of      (Underlying Funds:
                                    federal income tax consequences as other mutual funds     Tax-Managed Large Cap
                                    that are not tax-managed. A tax-sensitive investment      Tax-Managed Mid & Small Cap)
                                    strategy involves active management and a Fund may,
                                    at times, take steps to postpone the realization of
                                    capital gains that other mutual funds that are not
                                    tax-managed may not.  This may lead to a difference
                                    in pre-tax returns. At times, it may also be
                                    impossible to implement the tax-managed strategy if,
                                    for example, a Fund does not have any capital losses
                                    to offset capital gains.

Equity Securities                   The value of equity securities will rise and fall in      Global Equity Fund
                                    response to the activities of the company                 All Underlying Funds)
                                    that issued  the stock, general market conditions
                                    and/ or economic conditions.

..   Value Stocks                    Investments in value stocks are subject to risks that     Global Equity Fund
                                    i) their intrinsic values may never be realized by        (Underlying Funds:
                                    (he market or (ii) such stock may turn out not to         International Securities
                                    have been undervalued.                                    Tax-Managed Large Cap
                                                                                              Tax-Managed Small Cap)

..   Growth Stocks                   Growth company stocks may provide minimal dividends       Global Equity Fund
                                    which could otherwise cushion stock prices in a           (Underlying Funds:
                                    market decline. The value of growth company stocks        (nternational Securities
                                    may rise and fall significantly based, in part, on        Tax-Managed Large Cap
                                    investors' perceptions of the company, rather than on     Tax-Managed Mid & Small Cap)
                                    fundamental analysis of the stocks.


..   Market-Oriented                  Market-oriented investments are generally              Global Equity Fund
    Investments                      subject to the risks associated with growth            (Underlying Funds:
                                     and value stocks.                                      Quantitative Equity
                                                                                            International Securities
                                                                                            Tax-Managed Large Cap
                                                                                            Tax-Managed Mid & Small Cap)

..   Securities of Small              Investments in smaller companies may involve lobal     Global Equity Fund
    Capitalization Companies         Equity Fund greater risks because these                (Underlying Fund:
                                     companies generally have a limited track record.       Tax-Managed Mid & Small Cap)
                                     Smaller companies often have narrower markets and more
                                     limited managerial and financial resources
                                     than larger, more established companies. As a
                                     result, their performance can be more
                                     volatile, which may increase the volatility of
                                     a Fund's portfolio.

International Securities             A Fund's return and net asset value may be             Global Equity Fund
                                     significantly affected by political or                 (Underlying Funds:
                                     economic conditions and regulatory                     International Securities Emerging
                                     requirements in a particular country. Non-US           Markets)
                                     markets, economies and political systems may
                                     be less stable than US markets, and changes in
                                     exchange rates of foreign currencies can
                                     affect the value of a Fund's foreign assets.
                                     Non-US laws and accounting standards typically
                                     are not as strict as they are in the US and
                                     there may be less public information available
                                     about foreign companies. Non-US securities
                                     markets may be less liquid and have fewer
                                     transactions than US securities markets.
                                     Additionally, international markets may
                                     experience delays and disruptions in
                                     securities settlement procedures for a Fund's
                                     portfolio securities.

..   Emerging Market Countries        Investments in emerging or developing markets          Global Equity Fund
                                     involve exposure to economic structures that           (Underlying Fund:
                                     are generally less diverse and mature, and to          Emerging Markets)
                                     political systems which have less stability
                                     than those of more developed countries.
                                     Emerging market securities are subject to
                                     currency transfer restrictions and may
                                     experience delays and disruptions in
                                     securities settlement procedures for a Fund's
                                     portfolio securities. These securities are
                                     particularly subject to a risk of default from
                                     political instability.

Exposing Liquidity Reserves to       By exposing its liquidity reserves to an lobal         Global Equity Fund
Equity Markets                       Equity Fund  equity market, principally by use         (Underlying Funds:
                                     of equity index futures but also by use of exchange    Quantitative Equity
                                     traded and over-the-counter options and equity         International Securities
                                     index swaps, a Fund's performance tends to             Tax-Managed Large Cap
                                     correlate more closely to the performance of           Tax-Managed Mid & Small Cap
                                     that market as a whole. However, the market            Emerging Markets)
                                     performance of these instruments may not
                                     correlate precisely to the performance of a
                                     stock market. This approach increases a Fund's
                                     performance if the particular equity market
                                     rises and reduces a Fund's performance if the
                                     particular equity market declines.


Securities Lending            If a borrower of a Fund's securities fails        Global Equity Fund
                              financially, the Fund's recovery of the loaned    (Underlying Funds:
                              securities may be delayed or the Fund may lose    All Underlying Funds)
                              its rights to the collateral which could
                              result in a loss to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.

Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

     In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.

Automatic Reinvestment


     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

     In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either the Underlying Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.


     By law, the Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

     The determination is made by appraising the Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

     Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


     Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


     The Fund offers Class C Shares in this Prospectus.


     Class C Shares participate in the Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.



                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     For Class C Shares, there is a $1,000 required minimum initial investment for each account in the Fund. The Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Fund's Statement of Additional Information.

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

     Financial Intermediaries may receive administrative fees from the Fund or their transfer agent for providing administrative or other services to shareholders of the Fund. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Fund's Distributor with respect to Class C Shares of the Fund.

     The Fund reserves the right to reject any purchase order for any reason. Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' long-term strategy, these Funds will apply their general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds, inconsistent with the Funds' strategy.





     You may purchase Shares through a Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Fund will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. The Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Fund of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Fund. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

     Frequent Trading: The Fund does not permit market-timing. Do not invest in the Fund if you are a market-timer. The Fund is intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times


     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures


     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Fund.


Automated Investment Program


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

By Mail or Telephone


     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.





Systematic Exchange Program

     The Fund does not offer a systematic exchange program in view of its portfolio management strategy.


                              HOW TO REDEEM SHARES


     Shares may be redeemed through your Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Fund will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

Redemption Dates and Times


     Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.


Systematic Withdrawal Program

     The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.



                         PAYMENT OF REDEMPTION PROCEEDS


     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

     The Fund requires that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Fund to insure proper form. Generally, your instructions must include:

     .  The Fund name and account number

     .  Details related to the transaction including type and amount

     .  Signatures of all owners exactly as registered on the account

     .  Any supporting legal documentation that may be required

Responsibility for Fraud

     Neither the Fund nor its transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Fund or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


Signature Guarantee


     The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Institution for assistance in obtaining a signature guarantee.

Redemption In-Kind


     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

     Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check the Fund will act to protect itself and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Fund's financial performance for at least the past 60 months (or, if the Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

Tax-Managed Global Equity Fund--Class C Shares


                                                        Fiscal Year Ended
                                                           October 31,
                                                        -----------------
                                                         2002       2001        2000*
                                                        ------     ------      ------
Net Asset Value, Beginning of Period ..................            $ 9.73      $10.00
                                                                   ------      ------
Income From Operations
  Net investment income (loss)(a)(b) ..................              (.06)       (.06)
  Net realized and unrealized gain (loss) .............             (2.38)       (.19)
                                                                   ------      ------
    Total income from operations ......................             (2.44)       (.25)
                                                                   ------      ------
Distributions
  From net investment income ..........................                --        (.02)
Net Asset Value, End of Period ........................            $ 7.29       $9.73
                                                                   ======      ======

Total Return (%)(c)                                                (25.08)      (2.55)

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ............             8,104       7,133
  Ratios to average net assets (%):
    Operating expenses, net(d) ........................              1.00        1.00
    Operating expenses, gross(d) ......................              1.20        1.20
    Net investment income (loss)(c) ...................              (.73)       (.68)

  Portfolio turnover rate (%) .........................             30.55       44.04


 * For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Fund invests.

                           Tax-Managed Large Cap Fund

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
         York, NY 10036.

                          International Securities Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
         10022.

     Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
         Los Angeles, CA 90025.

     Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
         6EE England.

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
         60611-2703.

     Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
         02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
         Wilmington, DE 19801-1165.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
         WA 98004.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
         Boston, MA 02110.

     The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
         Boston, MA 02108-4402.


                        Tax-Managed Mid & Small Cap Fund

     Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.

                            Quantitative Equity Fund

     Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
         94105.

     Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
         Boston, MA 02110-4104.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor,
         New York, NY 10036.

                              Emerging Markets Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
         Street, London EC2A 2NY England.

     Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.


     Schroder Investment Management North America Ltd., 787 Seventh Avenue,
         34th Floor, New York, NY 10019.


     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


     When considering an investment in the Fund, do not rely on any information unless it is contained in this Prospectus or in the Fund's Statement of Additional Information. The Fund has not authorized anyone to add any information or to make any additional statements about the Fund. The Fund may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Fund or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
     Frank Russell Investment Company
     909 A Street
     Tacoma, WA  98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     www.russell.com

You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
  Class C Shares:
  Tax-Managed Global Equity Fund











                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
LOGO                                                            36-08-089 (0203)

                                                FRANK RUSSELL INVESTMENT COMPANY

------------------------------
TAX-MANAGED GLOBAL EQUITY FUND
------------------------------

Tax-Managed Global Equity Fund

PROSPECTUS

CLASS E AND S SHARES:


______________, 2003


909 A STREET, TACOMA WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                Table of Contents

Risk/Return Summary .........................................................  1
 Investment Objective .......................................................
 Principal Investment Strategies ............................................  1
 Principal Risks ............................................................  2
 Performance ................................................................  3
 Fees and Expenses ..........................................................
The Purpose of the Fund -- Multi-Style, Multi-Manager Diversification .......  7
Management of the Underlying Funds ..........................................  8
The Money Managers for the Underlying Funds ................................. 10
Investment Objective and Principal Investment Strategies of the Underlying
Funds ....................................................................... 12
Risks ....................................................................... 19
Dividends and Distributions ................................................. 21
Taxes ....................................................................... 21
How Net Asset Value is Determined ........................................... 22
Distribution and Shareholder Servicing Arrangements ......................... 23
How to Purchase Shares ...................................................... 23
Exchange Privilege .......................................................... 24
How to Redeem Shares ........................................................ 24
Payment of Redemption Proceeds .............................................. 25
Other Things to Know About Share Transactions ............................... 25
Financial Highlights ........................................................ 27
Money Manager Information ................................................... 28

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks

     The Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

     The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.

                         Principal Investment Strategies

     The Frank Russell Investment Company ("FRIC") Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.

     The Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other funds-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

     The Fund intends to minimize its taxable distributions to shareholders in three ways:

     . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax o laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.

     . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

     . Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

     When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.

     The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                                     Tax-Managed
                                                                       Global
Underlying Fund                                                      Equity Fund
----------------                                                     -----------
Tax-Managed Large Cap Fund .........................................     50%
International Securities Fund ......................................     20%
Tax-Managed Mid & Small Cap Fund ...................................     15%
Quantitative Equity Fund ...........................................     10%
Emerging Markets Fund ..............................................      5%

     The Fund intends to be fully invested at all times. However, the Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). The Fund may invest its liquidity reserves in one or more FRIC money market funds.

     The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


Diversification



     The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.


                                 Principal Risks

     You should consider the following factors before investing in the Fund:

     . An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

     . Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

     . The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

     . The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

     . The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     . An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     . The officers and Trustees of the Fund presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

     . The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

     . The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

     . If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                   Performance

     The following bar charts illustrate the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over the life of the Fund. The return (both before and after tax) for Class E Shares offered by this Prospectus may be lower than the Class S returns shown in the bar charts, depending upon the fees and expenses of the Class E Shares. No Class E Shares have been issued. The highest and lowest quarterly returns during the periods shown in the bar charts for the Fund's Class S Shares are set forth below the bar charts.


     The tables accompanying the bar charts further illustrate the risks of investing in the Fund by showing how the Fund's average annual returns for one year and since the beginning of operations of the Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The Fund is not designed for tax-deferred investment vehicles and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.


     Past performance, both before-tax and after-tax, is no indication of future results.

                         Tax-Managed Global Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                     [CHART]

                              2001          -12.45%
                              2002


                       Best Quarter:  ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)




Average annual total returns                                            Since
for the periods ended December 31, 2002                      1 Year   Inception*
----------------------------------------                     -------  ----------
Return Before Taxes, Class S ...............................       %           %

Return After Taxes on Distributions, Class S ...............       %           %

Return After Taxes on Distributions and Sale of
  Fund Shares, Class S .....................................       %           %

S&P 500 Index ..............................................       %           %

MSCI EAFE Index ............................................       %           %

The Tax-Managed Global Equity Composite Index# .............       %           %


*   Commenced operations by issuing Class C and S Shares on January 31, 2000.

# The Tax-Managed Global Equity Composite Index is comprised of the following indices: 50% S&P 500(R) Index, 20% MSCI EAFE Index, 15% Russell Small Cap Completeness(TM) Index, 10% Russell 1000(C) Index, and 5% MSCI Emerging Markets Free Index.

   The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                         Maximum Sales
                                          Maximum Sales  Charge (Load)     Maximum
                                          Charge (Load)   Imposed on    Deferred Sales
                                           Imposed on     Reinvested        Charge      Redemption  Exchange
                                            Purchases      Dividends        (Load)         Fees       Fees
                                          -------------  -------------  --------------  ----------  --------
Classes E and S ........................      None           None            None          None       None

                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                        Other
                                                       Expenses
                                                      reflecting    Total Gross     Total Net
                                                     Shareholder    Annual Fund    Fee Waivers    Annual Fund
                                          Advisory   (Servicing      Operating     and Expense     Operating
                                            Fee         Fees)        Expenses    Reimbursements#   Expenses*
                                          --------   -----------    -----------  ---------------  -----------
Class E** ..............................    0.20%         %              %               %              %
Class S ................................    0.20%         %              %               %              %


* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.
** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

# FRIMCo has contractually agreed to waive, at least through _________________, its 0.20% advisory fee for the Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

Direct Expenses


   No direct operating expenses will be borne by the Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through ___________________), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.

   The Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2004 and may be renewed thereafter.


Indirect Expenses


   Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest (based on information as of October 31, 2002).



                                                                       Total Net
                                                                       Operating
                                                                        Expense
Underlying Fund (Class S Shares)                                        Ratios
--------------------------------                                       ---------
Quantitative Equity Fund ............................................        %
International Securities Fund .......................................        %
Emerging Markets Fund ...............................................        %
Tax-Managed Large Cap Fund ..........................................        %
Tax-Managed Mid & Small Cap Fund ....................................        %


   The Total Net Operating Expense Ratio for the Tax-Managed Mid & Small Cap Fund is net of fee waivers. For this Fund, FRIMCo has contractually agreed to waive, at least until ________________, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


   Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                 Class   Class S
                                                                 -----   -------
Tax-Managed Global Equity Fund ................................      %        %


   The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2002. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ___________________________.


     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  --------
Class E .................................      $       $        $        $
Class S .................................


                             THE PURPOSE OF THE FUND
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     The allocation of the Fund's investment in the Underlying Funds is illustrated by the following chart:

                                   [PIE CHART]

Tax-Managed Mid & Small Cap Fund                                    15%
Quantitative Equity                                                 10%
Emerging Markets                                                     5%
International Securities                                            20%
Tax-Managed Large Cap Fund                                          50%


     The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       MANAGEMENT OF THE UNDERLYING FUNDS


     The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.


     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     Ernest Ankrim and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of the Fund within its target allocation strategy percentages.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since
       June 1989.

     . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for
       FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     . Randal C. Burge, who has been Director, Portfolio Management since
       December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     . Jean Carter, who has been Director, North American IMG since December
       2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


     . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank
       Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November
       2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January
       1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.


     . Bruce A. Eidelson, who has been Director of Real Estate Advisory
       Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.


     . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since
       June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

     . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the
       FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since
       January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.


     . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March
       2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

     . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since
       December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.


     . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since
       January 1996.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.


     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

     . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

     . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.

     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of the Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for the Fund through ___________________.


     In addition to the advisory and administrative fees payable by the Fund, the Fund will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Fund invests. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Fund. While a shareholder of the Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.


     The annual rate of the advisory and administrative fees payable to FRIMCo monthly on a pro rata basis are the following percentages of the average daily net assets of each Underlying Fund: Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.20%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Mid & Small Cap Fund 1.03%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services. For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until ___________________, up to the full amount of its ______% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.


     J.P. Morgan Investment Management Inc. ("JPMorgan") manages the Tax-Managed Large Cap Fund. Robin Chance, Vice President, and Timothy Devlin, Vice President, are responsible for the management of the Fund. Robin Chance is a portfolio manager in JPMorgan's US Equity Group. An employee of JPMorgan since 1987, she is responsible for JPMorgan's tax-aware structured equity strategies. She is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program. Ms. Chance also earned an MBA from New York University's Stern School of Business. Mr. Devlin is a portfolio manager in JPMorgan's US Equity Group. An employee of JPMorgan since 1996, he was previously with Mitchell Hutchins Asset Management where he managed risk-controlled equity portfolios including index, enhanced index and market neutral strategies. Mr. Devlin earned a B.A. in economics from Union College.

     Geewax, Terker & Company manages the Tax-Managed Mid & Small Cap Fund. John Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD (all but dissertation) from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and the Chief Investment Officer. In this capacity, he serves as a portfolio manager, and has oversight responsibility for the research and development and trading functions of the firm.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


TAX-MANAGED LARGE CAP FUND


   Investment                    To provide capital growth on an after-tax basis
   Objective                     by investing principally in equity securities.

   Principal                     The Fund has a non-fundamental policy to
   Investment                    invest, under normal circumstances, at least
   Strategies                    80% of the value of its assets in large
                                 capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R)
                                 Index. The Fund may invest a limited amount in non-US firms from time to time.

                                 The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

                                 The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                                 The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                                 The Fund intends to minimize its taxable distributions to shareholders in two ways:

                                     .    First, the Fund strives to realize its
                                          returns as long-term capital gains,
                                          and not as investment income, under US
                                          tax laws. To do so, the Fund typically
                                          buys stocks with the intention of
                                          holding them long enough to qualify
                                          for capital gain tax treatment.

                                     .    Second, the Fund attempts to minimize
                                          its realization of capital gains and
                                          to offset any such realization with
                                          capital losses. To do so, when the
                                          Fund sells shares of an appreciated
                                          portfolio security, it seeks to
                                          minimize the resulting capital gains
                                          by first selling the shares for which
                                          the Fund paid the highest price.
                                          Further, the Fund attempts to offset
                                          those capital gains with matching
                                          capital losses by simultaneously
                                          selling shares of depreciated
                                          portfolio securities.

                                 If large shareholder redemptions occur
                                 unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                 The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                                 The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.


                                 When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


                                 The Fund intends to be fully invested at all times.


                                 Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                                 The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


                                 From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND

   Investment                    To provide favorable total return and
   Objective                     additional diversification for US investors.

   Principal                     The International Securities Fund invests
   Investment                    primarily in equity securities issued by
   Strategies                    companies domiciled outside the US and in
                                 depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
                                 East) to maintain a high degree of
                                 diversification among countries and currencies.
                                 Because international equity investment
                                 performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                                 The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                                 The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                      .     Growth Style emphasizes investments
                                            in equity securities of companies
                                            with above-average earnings growth
                                            prospects.


                                      .     Value Style emphasizes investments
                                            in equity securities of companies
                                            that appear to be undervalued
                                            relative to their corporate worth,
                                            based on earnings, book or asset
                                            value, revenues or cash flow.


                                      .     Market-Oriented Style emphasizes
                                            investments in companies that appear
                                            to be undervalued relative to their
                                            growth prospects. Managers select
                                            securities from the broad equity
                                            market rather than focusing on the
                                            growth or value segments of the
                                            market.




                                 When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


                                 The Fund intends to be fully invested at all times.


                                 Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                                 A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


                                 The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


                                 From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED MID & SMALL CAP FUND


   Investment                    To provide capital growth on an after-tax basis
   Objective                     by investing principally in equity securities
                                 of small capitalization companies.

   Principal                     The Tax-Managed Mid & Small Cap Fund has a
   Investment                    non-fundamental policy to invest, under normal
   Strategies                    circumstances, at least 80% of the value of its
                                 assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

                                 The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.



                                 The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.


                                 The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.


                                 The Fund intends to minimize its taxable distributions to shareholders in two ways:

                                      .     First, the Fund strives to realize
                                            its returns as long-term capital
                                            gains, and not as investment income,
                                            under US tax laws. To do so, the
                                            Fund typically buys stocks with the
                                            intention of holding them long
                                            enough to qualify for capital gain
                                            tax treatment.

                                     .      Second, the Fund attempts to
                                            minimize its realization of capital
                                            gains and to offset any such
                                            realization with capital losses. To
                                            do so, when the Fund sells shares of
                                            an appreciated portfolio security,
                                            it seeks to minimize the resulting
                                            capital gains by first selling the
                                            shares for which the Fund paid the
                                            highest price. Further, the Fund
                                            attempts to offset those capital
                                            gains with matching capital losses
                                            by simultaneously selling shares of
                                            depreciated portfolio securities.

                                 If large shareholder redemptions occur
                                 unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.


                                 The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.


                                 When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


                                 The Fund intends to be fully invested at all times.


                                 The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


                                 Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                 From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND

   Investment                    To provide a total return greater than the
   Objective                     total return of the US stock market (as
                                 measured by the Russell 1000(R) Index over a
   Principal                     market cycle of four to six years) while
   Investment                    maintaining volatility and diversification
   Strategies                    similar to the Russell 1000(R) Index.

                                 The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                                 The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.


                                 The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.


                                 The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


                                 When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


                                 Each of the Fund's money managers use
                                 quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.


                                 The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                                 The Fund intends to be fully invested at all times.

                                 Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                                 The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


                                 From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

   Investment                    To provide maximum total return primarily
   Objective                     through capital appreciation and by assuming a
                                 higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Principal                     The Emerging Markets Fund will primarily invest
   Investment                    in equity securities of companies that are
   Strategies                    located in countries with emerging markets or
                                 that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies."
                                 For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United
                                 States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The
                                 Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                                 The 80% investment requirement applies at the time the Fund invests its assets.

                                 The Fund seeks to maintain a broadly
                                 diversified exposure to emerging market
                                 countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.


                                 The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.


                                 Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.


                                 The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


                                 When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                 The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                                 Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                 A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                 The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                 From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table describes principal types of risks that the Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.


          Risk Associated With                                  Description                                Relevant Fund
----------------------------------------- --------------------------------------------------------  -----------------------------
Multi-Manager Approach                    The investment styles employed by a Fund's money          Global Equity Fund
                                          managers may not be complementary. The interplay of
                                          the various strategies employed by a Fund's multiple      (Underlying Funds:
                                          money managers may result in a Fund holding a             Quantitative Equity
                                          concentration of certain types of securities. This        International Securities
                                          concentration may be beneficial or detrimental to a       Emerging Markets)
                                          Fund's performance depending upon the performance of
                                          those securities and the overall economic environment.
                                          The multi-manager approach could result in a high
                                          level of portfolio turnover, resulting in higher Fund
                                          brokerage expenses and increased tax liability from a
                                          Fund's realization of capital gains

Tax-Sensitive Management                  A Fund's tax-managed equity investment strategy may       Global Equity Fund
                                          not provide as high a return before consideration of
                                          federal income tax consequences as other mutual funds     (Underlying Funds:
                                          that are not tax-managed. A tax-sensitive investment      Tax-Managed Large Cap
                                          strategy involves active management and a Fund may, at    Tax-Managed Mid & Small Cap)
                                          times, take steps to postpone the realization of
                                          capital gains that other mutual funds that are not
                                          tax-managed may not.  This may lead to a difference in
                                          pre-tax returns. At times, it may also be impossible to
                                          implement the tax-managed strategy if, for example, a
                                          Fund does not have any capital losses to offset
                                          capital gains.

Equity Securities                         The value of equity securities will rise and fall in      Global Equity Fund
                                          global Equity Fund response to the activities of the
                                          company that issued the stock, general market             (All Underlying Funds)
                                          conditions and/ or economic conditions.

..   Value Stocks                          Investments in value stocks are subject to risks that     Global Equity Fund
                                          (i) their intrinsic values may never be realized by
                                          the market or (ii) such stock may turn out not to have    (Underlying Funds:
                                          been undervalued.                                         International Securities
                                                                                                    Tax-Managed Large Cap
                                                                                                    Tax-Managed Small Cap)

..   Growth Stocks                         Growth company stocks may provide minimal dividends       Global Equity Fund
                                          which could otherwise cushion stock prices in a market
                                          decline. The value of growth company stocks may rise      (Underlying Funds:
                                          and fall significantly based, in part, on investors'      International Securities
                                          perceptions of the company, rather than on fundamental    Tax-Managed Large Cap
                                          analysis of the stocks.                                   Tax-Managed Mid & Small Cap)


..  Market-Oriented Investments            Market-oriented investments are generally subject to      Global Equity Fund
                                          the risks associated with growth and value stocks.
                                                                                                    (Underlying Funds:
                                                                                                    Quantitative Equity
                                                                                                    International Securities
                                                                                                    Tax-Managed Large Cap
                                                                                                    Tax-Managed Mid & Small Cap)

..  Securities of Small                    Investments in smaller companies may involve greater      Global Equity Fund
   Capitalization Companies               risks because these companies generally have a limited
                                          track record. Smaller companies often have narrower       (Underlying Fund:
                                          markets and more limited managerial and financial         Tax-Managed Mid & Small Cap)
                                          resources than larger, more established companies. As
                                          a result, their performance can be more volatile,
                                          which may increase the volatility of a Fund's
                                          portfolio.

International Securities                  A Fund's return and net asset value may be                Global Equity Fund
                                          significantly affected by political or economic
                                          conditions and regulatory requirements in a particular    (Underlying Funds:
                                          country. Non-US markets, economies and political          International Securities
                                          systems may be less stable than US markets, and           Emerging Markets)
                                          changes in exchange rates of foreign currencies can
                                          affect the value of a Fund's foreign assets. Non-US
                                          laws and accounting standards typically are not as
                                          strict as they are in the US and there may be less
                                          public information available about foreign companies.
                                          Non-US securities markets may be less liquid and have
                                          fewer transactions than US securities markets.
                                          Additionally, international markets may experience
                                          delays and disruptions in securities settlement
                                          procedures for a Fund's portfolio securities.

..  Emerging Market                        Investments in emerging or developing markets involve     Global Equity Fund
   Countries                              exposure to economic structures that are generally
                                          less diverse and mature, and to political systems         (Underlying Fund:
                                          which have less stability than those of more developed    Emerging Markets)
                                          countries. Emerging market securities are subject to
                                          currency transfer restrictions and may experience
                                          delays and disruptions in securities settlement
                                          procedures for a Fund's portfolio securities. These
                                          securities are particularly subject to a risk of
                                          default from political instability.

Exposing Liquidity Reserves to Equity     By exposing its liquidity reserves to an                  Global Equity Fund
Equity Markets                            equity market, principally by use of equity index
                                          futures but also by use of exchange traded and            (Underlying Funds:
                                          over-the-counter options and equity index swaps,          Guantitative Equity
                                          a Fund's performance tends to correlate more closely to   International Securities
                                          the performance of that market as a whole. However, the   Tax-Managed Large Cap
                                          market performance of these instruments may not correlate Tax-Managed Mid & Small Cap
                                          precisely to the performance of a stock market. This      Emerging Markets)
                                          approach increases a Fund's performance if the
                                          particular equity market rises and reduces a Fund's
                                          performance if the particular equity market declines.

Securities Lending                        If a borrower of a Fund's securities         Global Equity Fund
                                          fails financially, the Fund's recovery       (Underlying Funds: All Underlying Funds)
                                          of the loaned securities may be delayed
                                          or the Fund may lose its rights to the
                                          collateral which could result in a loss
                                          to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.

Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.

Automatic Reinvestment


      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES


      In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either the Underlying Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.


     By law, the Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Class of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

     The determination is made by appraising the Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

     Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


     Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS


     The Fund offers multiple Classes of Shares in this Prospectus: Class E and Class S Shares.




     Class E Shares participate in the Fund's shareholder servicing plan. Under the shareholder servicing plan, the Fund's Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Fund's Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in the Fund. The Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Fund's Statement of Additional Information.

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

     Financial Intermediaries may receive administrative fees from the Fund or their transfer agent for providing administrative or other services to shareholders of the Fund. Financial Intermediaries may receive shareholder servicing compensation from the Fund's Distributor with respect to Class E Shares of the Fund.





     The Fund reserves the right to reject any purchase order for any reason. Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' long-term strategy, these Funds will apply their general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds, inconsistent with the Funds' strategy.





     You may purchase Shares through a Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Fund will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. The Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Fund of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Fund. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

     Frequent Trading: The Fund does not permit market-timing. Do not invest in the Fund if you are a market-timer. The Fund is intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times


     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures


     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Fund.


Automated Investment Program


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

By Mail or Telephone


     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.





Systematic Exchange Program

     The Fund does not offer a systematic exchange program in view of its portfolio management strategy.


                              HOW TO REDEEM SHARES


     Shares may be redeemed through your Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Fund will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

Redemption Dates and Times


     Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.




Systematic Withdrawal Program

     The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.



                         PAYMENT OF REDEMPTION PROCEEDS



     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS





Written Instructions

     The Fund requires that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Fund to insure proper form. Generally, your instructions must include:

     .    The Fund name and account number

     .    Details related to the transaction including type and amount

     .    Signatures of all owners exactly as registered on the account

     .    Any supporting legal documentation that may be required

Responsibility for Fraud

     Neither the Fund nor its transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Fund or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


Signature Guarantee


     The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.




Redemption In-Kind


     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

     Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check, the Fund will act to protect itself and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Fund's financial performance for at least the past 60 months (or, if the Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request. No Class E Shares of the Fund were issued during the periods shown.

Tax Managed Global Equity Fund--Class S Shares


                                                         Fiscal Year Ended
                                                            October 31,
                                                    ---------------------------
                                                      2002       2001    2000*
                                                    --------   -------  -------
Net Asset Value, Beginning of Period ............              $  9.77  $ 10.00
                                                               -------  -------
Income From Operations
  Net investment income(a)(b) ...................                  .02      .01
  Net realized and unrealized
   gain (loss) ..................................                (2.39)    (.22)
                                                               -------  -------
   Total income from operations .................                (2.37)    (.21)
                                                               -------  -------
Distributions
  From net investment income ....................                 (.02)    (.02)
                                                               -------  -------
Net Asset Value, End of Period ..................              $  7.38  $  9.77
                                                               =======  =======
Total Return (%)(c) .............................               (24.27)   (2.12)

Ratios/Supplemental Data:
   Net Assets, end of period (in
    thousands) ..................................               34,661   26,802
   Ratios to average net assets (%):
    Operating expenses, net(d) ..................                  .00      .00
    Operating expenses, gross(d) ................                  .20      .20
    Net investment income(c) ....................                  .29      .06

   Portfolio turnover rate (%) ..................                30.55    44.04


    *  For the period January 31, 2000 (commencement of sale) to October 31,
       2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
   (c) Periods less than one year are not annualized.
   (d) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Fund invests.

                           Tax-Managed Large Cap Fund

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
        York, NY 10036.

                          International Securities Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
        10022.

     Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
        Angeles, CA 90025.

     Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
        6EE England.

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
        60611-2703.

     Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
        02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
        Wilmington, DE 19801-1165.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
        WA 98004.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
        Boston, MA 02110.

     The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
        Boston, MA 02108-4402.


                        Tax-Managed Mid & Small Cap Fund

      Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.

                            Quantitative Equity Fund

     Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
        94105.

     Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
        Boston, MA 02110-4104.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
        Florham Park, NJ 07932-0650.

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
        York, NY 10036.

                              Emerging Markets Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
        Street, London EC2A 2NY England.

     Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.



     Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
        Floor, New York, NY 10019.


     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


     When considering an investment in the Fund, do not rely on any information unless it is contained in this Prospectus or in the Fund's Statement of Additional Information. The Fund has not authorized anyone to add any information or to make any additional statements about the Fund. The Fund may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Fund or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and of the SAI, and may request other information, by contacting your Financial Intermediary or the Fund at:
      Frank Russell Investment Company
      909 A Street
      Tacoma, WA  98402
      Telephone: 1-800-787-7354
      Fax: 253-591-3495
      www.russell.com

You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
  Class E and S Shares:
  Tax-Managed Global Equity Fund






                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
LOGO                                                            36-08-084 (0203)

                                                FRANK RUSSELL INVESTMENT COMPANY

-------------------
LIFEPOINTS(R) FUNDS
-------------------

LifePoints(R) Funds


PROSPECTUS

CLASS A AND C SHARES:

CONSERVATIVE STRATEGY FUND

MODERATE STRATEGY FUND

BALANCED STRATEGY FUND

AGGRESSIVE STRATEGY FUND

EQUITY AGGRESSIVE STRATEGY FUND


____________________, 2003


909 A STREET, TACOMA WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                                Table of Contents

Risk/Return Summary ............................................................
 Investment Objective ..........................................................
 Principal Investment Strategies ...............................................
 Principal Risks ...............................................................
 Performance ...................................................................
 Fees and Expenses .............................................................
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification .........
Management of the Funds and Underlying Funds ...................................
The Money Managers for the Underlying Funds ....................................
Investment Objective and Principal Investment Strategies of the Underlying Funds
Risks ..........................................................................
Dividends and Distributions ....................................................
Taxes ..........................................................................
How Net Asset Value is Determined ..............................................
Choosing A Class of Shares to Buy ..............................................
How to Purchase Shares .........................................................
Exchange Privilege .............................................................
How to Redeem Shares ...........................................................
Payment of Redemption Proceeds .................................................
Other Things to Know About Share Transactions ..................................
Financial Highlights ...........................................................
Money Manager Information ......................................................

                               RISK/RETURN SUMMARY

                              Investment Objective

    Conservative        seeks to achieve moderate total rate of return through
    Strategy Fund       low capital appreciation and reinvestment of a high
                        level of current income.

    Moderate Strategy   seeks to achieve moderate long-term capital appreciation
    Fund                with high current income, while  recognizing the
                        possibility of moderate fluctuations in year-to-year market values.

    Balanced Strategy   seeks to achieve a moderate level of current income and,
    Fund                over time, above-average capital  appreciation with
                        moderate risk.

    Aggressive          seeks to achieve high, long-term capital appreciation
    Strategy Fund       with low current income, while recognizing the
                        possibility of substantial fluctuations in year-to-year market values.

    Equity Aggressive   seeks to achieve high, long-term capital appreciation,
    Strategy Fund       while recognizing the possibility  of high fluctuations
                        in year-to-year market values.

                         Principal Investment Strategies

     Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                                                  Equity
                                Conservative  Moderate  Balanced   Aggressive   Aggressive
                                  Strategy    Strategy  Strategy   Strategy      Strategy
Underlying Fund                     Fund       Fund      Fund        Fund          Fund
---------------                 ------------  --------  --------   ----------   ----------
Diversified Equity Fund .......       7%         11%       16%         23%          29%
Special Growth Fund ...........      --           3%        4%          5%           6%
Quantitative Equity Fund ......       7%         11%       16%         23%          29%
International Securities Fund .       3%         11%       15%         19%          24%
Diversified Bond Fund .........      22%         27%       20%         --           --
Short Term Bond Fund ..........      58%         33%       --          --           --
Multistrategy Bond Fund .......      --          --        20%         20%          --
Real Estate Securities Fund ...       3%          4%        6%          6%           7%
Emerging Markets Fund .........      --          --         3%          4%           5%

     Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                 Principal Risks

     You should consider the following factors before investing in a Fund:

     . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     . The policy of each Fund is to allocate its assets among the Underlying
       Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

     . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies over the life of each Fund. The return (both before and after tax) for Class A Shares offered by this Prospectus may be different than the Class C returns shown in the bar charts, depending on the fees and expenses of the Class A Shares. No Class A Shares have been issued as of the date of this Prospectus. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     The Equity Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds first issued Class C Shares on February 11, 1999. The Aggressive Strategy and Balanced Strategy Funds first issued Class C Shares on January 29, 1999. Performance shown for Class C Shares prior to those dates is the performance of the Funds' Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.

     Past performance, both before-tax and after-tax, is no indication of future results.

                           Conservative Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                     [CHART]
                            1998                  7.47%
                            1999                  4.77%
                            2000                  5.14%
                            2001                  3.16%
                            2002

                       Best Quarter:   ______%  (__Q/__)
                       Worst Quarter: (______%) (__Q/__)


Average annual total returns                                            Since
for the periods ended December 31, 2002                1 Year 5 Years Inception*
---------------------------------------                ------ ------- ----------
Return Before Taxes, Class C ........................      %       %          %

Return After Taxes on Distributions, Class C ........      %       %          %

Return After Taxes on Distributions and Sale of
  Fund Shares, Class C ..............................      %       %          %

Merrill Lynch 1-2.99 Year Treasury Index ............      %       %          %

Lehman Brothers Aggregate Bond Index ................      %       %          %

Conservative Strategy Composite Index# ..............      %       %          %

*  Commenced operations by issuing Class E Shares on November 7, 1997.
# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% MSCI EAFE Index, 5% NAREIT Equity REIT Index and 1% MSCI Emerging Markets Free Index.

                             Moderate Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                     [CHART]

                              1998               9.91%
                              1999               8.03%
                              2000               2.40%
                              2001              -0.68%
                              2002

                         Best Quarter: ______% (__Q/__)
                         Worst Quarter: (______%) (__Q/__)





Average annual total returns                                            Since
for the periods ended December 31, 2002              1 Year  5 Years  Inception*
---------------------------------------              ------  -------  ----------
Return Before Taxes, Class C .....................        %        %           %

Return After Taxes on Distributions, Class C .....        %        %           %

Return After Taxes on Distributions and Sale of
  Fund Shares, Class C ...........................        %        %           %

Merrill Lynch 1-2.99 Year Treasury Index .........        %        %           %

Lehman Brothers Aggregate Bond Index .............        %        %           %

Russell 1000(R) Index ............................        %        %           %

Moderate Strategy Composite Index# ...............        %        %           %

* Commenced operations by issuing Class E Shares on October 2, 1997.
# The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% MSCI EAFE Index, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% MSCI Emerging Markets Free Index.

                             Balanced Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                    [CHART]

                            1998              11.54%
                            1999              10.94%
                            2000              -0.33%
                            2001              -4.83%
                            2002


                        Best Quarter: ______% (__Q/__)
                        Worst Quarter: (______%) (__Q__)


Average annual total returns                                                  Since
for the periods ended December 31, 2002                   1 Year   5 Years  Inception*
---------------------------------------                  -------- --------- ----------

Return Before Taxes, Class C ...........................        %         %          %

Return After Taxes on Distributions, Class C ...........        %         %          %

Return After Taxes on Distributions and Sale of
  Fund Shares, Class C .................................        %         %          %

Lehman Brothers Aggregate Bond Index ...................        %         %          %

Russell 1000(R) Index ...................................       %         %          %

MSCI EAFE Index ........................................        %         %          %

Balanced Strategy Composite Index# .....................        %         %          %


*  Commenced operations by issuing Class E Shares on September 16, 1997.
#  The Balanced Strategy Composite Index is comprised of the following indices:
   41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% MSCI EAFE Index, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% MSCI Emerging Markets Free Index.

                            Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                     [CHART]

                            1998               11.52%
                            1999               17.07%
                            2000               -4.60%
                            2001               -9.00%
                            2002


                        Best Quarter: ______% (__Q/__)
                        Worst Quarter: (______%) (__Q/__)


Average annual total returns                                                  Since
for the periods ended December 31, 2002                   1 Year   5 Years  Inception*
---------------------------------------                  -------- --------- ----------
Return Before Taxes, Class C ...........................        %         %          %

Return After Taxes on Distributions, Class C ...........        %         %          %

Return After Taxes on Distributions and Sale of
  Fund Shares, Class C .................................        %         %          %

Russell 1000(R) Index ..................................        %         %          %

MSCI EAFE Index ........................................        %         %          %

Lehman Brothers Aggregate Bond Index ...................        %         %          %

Aggressive Strategy Composite Index# ...................        %         %          %


*  Commenced operations by issuing Class E Shares on September 16, 1997.
# The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% MSCI EAFE Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 5% NAREIT Equity REIT Index.

                         Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C


                                     [CHART]

                            1998               13.69%
                            1999               21.14%
                            2000               -7.53%
                            2001              -12.83%
                            2002

                        Best Quarter:   ______% (__Q/__)
                        Worst Quarter: (______%)(__Q/__)


Average annual total returns                                                  Since
for the periods ended December 31, 2002                   1 Year   5 Years  Inception*
---------------------------------------                  -------- --------- ----------
Return Before Taxes, Class C ...........................        %         %          %

Return After Taxes on Distributions, Class C ...........        %         %          %

Return After Taxes on Distributions and Sale of
  Fund Shares, Class C .................................        %         %          %

Russell 1000(R) Index ..................................        %         %          %

MSCI EAFE Index ........................................        %         %          %

Equity Aggressive Strategy Composite Index# ............        %         %          %


*  Commenced operations by issuing Class E Shares on September 30, 1997.
# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% MSCI EAFE Index, 10% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 5% NAREIT Equity REIT Index.

                                Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                         Maximum Sales
                                                           Maximum Sales Charge (Load)     Maximum
                                                           Charge (Load)  Imposed on   Deferred Sales
                                                            Imposed on    Reinvested       Charge     Redemption Exchange
                                                             Purchases    Dividends        (Load)        Fees      Fees
                                                           ------------- ------------- -------------- ---------- --------
All Funds, Class A ......................................      5.75%         None          1.00%*        None      None
All Funds, Class C ......................................      None          None           None         None      None

* There is a 1.00% deferred sales charge on redemptions of Class A Shares made within 12 months of a purchase of $1 million or more on which no initial sales charge was paid.

                        Annual Fund Operating Expenses##
                 (expenses that were deducted from Fund assets)
                                (% of net assets)

                                                                        Other Expenses  Total Gross                 Total Net
                                                           Distribution  (reflecting    Annual Fund  Fee Waivers   Annual Fund
                                                  Advisory   (12b-1)      Shareholder    Operating   and Expense    Operating
                                                    Fee      Fees***    Servicing Fees)  Expenses   Reimbursement#  Expenses*
                                                  -------- ------------ --------------- ----------- -------------- -----------
Class A Shares
  Conservative Strategy Fund ...................    0.20%      0.25%            %            %              %            %
  Moderate Strategy Fund .......................    0.20%      0.25%            %            %              %            %
  Balanced Strategy Fund .......................    0.20%      0.25%            %            %              %            %
  Aggressive Strategy Fund .....................    0.20%      0.25%            %            %              %            %
  Equity Aggressive Strategy Fund ..............    0.20%      0.25%            %            %              %            %
Class C Shares**
  Conservative Strategy Fund ...................    0.20%      0.75%            %            %              %            %
  Moderate Strategy Fund .......................    0.20%      0.75%            %            %              %            %
  Balanced Strategy Fund .......................    0.20%      0.75%            %            %              %            %
  Aggressive Strategy Fund .....................    0.20%      0.75%            %            %              %            %
  Equity Aggressive Strategy Fund ..............    0.20%      0.75%            %            %              %            %

* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.
** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.
*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A Shares and the Class C Shares of the Funds rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.
# FRIMCo has contractually agreed to waive, at least through _________________________, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Direct Expenses

     No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through _________________________), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

     A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through ____________________ and may be renewed thereafter.

Indirect Expenses

  Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2002).

  As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.

                                                                                  Total Net
                                                                                  Operating
                                                                                   Expense
Underlying Fund (Class S Shares)                                                    Ratios
--------------------------------                                                --------------
Diversified Equity Fund .....................................................               %
Special Growth Fund .........................................................               %
Quantitative Equity Fund ....................................................               %
International Securities Fund ...............................................               %
Diversified Bond Fund .......................................................               %
Short Term Bond Fund ........................................................               %
Multistrategy Bond Fund .....................................................               %
Real Estate Securities Fund .................................................               %
Emerging Markets Fund .......................................................               %

   The Total Net Operating Expense Ratios for certain of the Underlying Funds are net of fee waivers. For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _______________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

   Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                                                   Class C
                                                                                -------------
Conservative Strategy Fund ..................................................               %
Moderate Strategy Fund ......................................................               %
Balanced Strategy Fund ......................................................               %
Aggressive Strategy Fund ....................................................               %
Equity Aggressive Strategy Fund .............................................               %

   Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2002 (which differs slightly from each Fund's current investment in the Underlying Funds set forth at the beginning of this Prospectus). These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _____________________.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                          1 Year    3 Years   5 Years   10 Years
                                          ------    -------   -------   --------
Class A Shares
  Conservative Strategy Fund ...........  $         $         $         $
  Moderate Strategy Fund ...............
  Balanced Strategy Fund ...............
  Aggressive Strategy Fund .............
  Equity Aggressive Strategy Fund ......
Class C Shares
  Conservative Strategy Fund ...........  $         $         $         $
  Moderate Strategy Fund ...............
  Balanced Strategy Fund ...............
  Aggressive Strategy Fund .............
  Equity Aggressive Strategy Fund ......

                         SUMMARY COMPARISON OF THE FUNDS

      The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:

                                             Capital             Possibility of
                   Fund                   Appreciation  Income    Fluctuation
----------------------------------------  ------------ --------  --------------
Conservative Strategy Fund .............  Low          High      Low
Moderate Strategy Fund .................  Moderate     High      Moderate
Balanced Strategy Fund .................  Moderate     Moderate  Moderate
Aggressive Strategy Fund ...............  High         Low       High
Equity Aggressive Strategy Fund ........  High         Low       High

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:





                                   [PIE CHART]

                                  Conservative

Diversified Equity                                               7%
Quantitative Equity                                              7%
Special Growth                                                   0%
International Securities                                         3%
Emerging Markets                                                 0%
Diversified Bond                                                22%
Multistrategy Bond                                               0%
Short Term Bond                                                 58%
Real Estate Securities                                           3%

                                  [PIE CHART]

                                    Moderate
Diversified Equity                                              11%
Quantitative Equity                                             11%
Special Growth                                                   3%
International Securities                                        11%
Emerging Markets                                                 0%
Diversified Bond                                                27%
Multistrategy Bond                                               0%
Short Term Bond                                                 33%
Real Estate Securities                                           4%

                                  [PIE CHART]

                                    Balanced

Diversified Equity                                              16%
Quantitative Equity                                             16%
Special Growth                                                   4%
International Securities                                        15%
Emerging Markets                                                 3%
Diversified Bond                                                20%
Multistrategy Bond                                              20%
Short Term Bond                                                  0%
Real Estate Securities                                           6%

                                  [PIE CHART]

                                   Aggressive

Diversified Equity                                              23%
Quantitative Equity                                             23%
Special Growth                                                   5%
International Securities                                        19%
Emerging Markets                                                 4%
Diversified Bond                                                 0%
Multistrategy Bond                                              20%
Short Term Bond                                                  0%
Real Estate Securities                                           6%

                                  [PIE CHART]

                                   All Equity

Diversified Equity                                              29%
Quantitative Equity                                             29%
Special Growth                                                   6%
International Securities                                        24%
Emerging Markets                                                 5%
Diversified Bond                                                 0%
Multistrategy Bond                                               0%
Short Term Bond                                                  0%
Real Estate Securities                                           7%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                  MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

     The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

     Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.

     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

     . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

     . Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

     . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

     . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

     . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

     . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

     . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

     . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.

     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its ______% advisory fee for each Fund through
____________________.

     In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

     The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ___________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

DIVERSIFIED EQUITY FUND

Investment             To provide income and capital growth by investing
Objective              principally in equity securities.

Principal              The Diversified Equity Fund invests primarily in common
Investment             stocks of medium and large capitalization companies,
Strategies             most of which are US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                         . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                       Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND

   Investment          To maximize total return primarily through capital
   Objective           appreciation and assuming a higher level of volatility
                       than the Diversified Equity Fund.

   Principal           The Special Growth Fund invests primarily in common
   Investment          stocks  of small and medium  capitalization companies
   Strategies          most of which are US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R)
                       Index.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                         . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND

   Investment          To provide a total return greater than the total return
   Objective           of the US stock market (as measured by the Russell
                       1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   Principal           The Quantitative Equity Fund invests primarily in common
   Investment          stocks of medium and large capitalization companies
   Strategies          which are predominantly US based. While market
                       capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                       The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                       The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND

   Investment          To provide favorable total return and additional
   Objective           diversification for US investors.

   Principal           The International Securities Fund invests primarily in
   Investment          equity securities issued by companies  domiciled outside
   Strategies          the US and in depository receipts which represent
                       ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                       The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                         . Value Style emphasizes investments in equity securities of cmpanies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                         . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND

  Investment            To provide effective diversification against equities
  Objective             and a stable level of cash flow by investing in
                        fixed-income securities.

  Principal             The Diversified Bond Fund invests primarily in
  Investment            investment grade fixed-income securities.
  Strategies            Fixed income securities, also referred to as
                        bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.
                        In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
                        (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds.
                        The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                        The 80% investment requirement applies at the time the Fund invests its assets.

                        The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                        The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                        The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                        The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                        The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                        From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

   Investment           The preservation of capital and the generation of
   Objective            current income consistent with preservation of capital
                        by investing primarily in fixed-income securities with low-volatility characteristics.

   Principal            The Short Term Bond Fund invests primarily in
   Investment           fixed-income securities. Fixed income securities, also
   Strategies           referred to as bonds, are securities representing debt
                        obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                        A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The
                        Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                        The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                        The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                        The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                        The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                        The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                        The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                        From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND

   Investment           To provide maximum total return primarily through
   Objective            capital appreciation and by assuming a higher level of
                        volatility than is ordinarily expected from broad fixed-income market portfolios.

   Principal            The Multistrategy Bond Fund invests primarily in
   Investment           fixed-income securities. Fixed income securities, also
   Strategies           referred to as bonds, are securities representing debt
                        obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                        A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The
                        Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                        The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                        The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                        The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                        The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                        The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                        The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                        From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND

   Investment           To generate a high level of total return through above
   Objective            average current income while maintaining the potential
                        for capital appreciation.

   Principal            The Real Estate Securities Fund seeks to achieve its
   Investment           obje ctive by concentrating its Strategies investments
   Strategies           primarily in equity securities of issuers whose value is
                        derived from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                        The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                        The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                        When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                        Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded funds or mutual funds. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                        A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                        The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                        From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

   Investment           To provide maximum total return primarily through
   Objective            capital appreciation and by assuming a higher level of
                        volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Principal            The Emerging Markets Fund will primarily invest in
   Investment           equity securities of companies that are located in
   Strategies           countries with emerging markets or that derive a
                        majority of their revenues from operations in such countries. These companies are referred to as "Emerging
                        Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing.
                        These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                        The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                        The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                        Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                        The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                        When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                        The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                        Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                        A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                        The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                        From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS


      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

Risk Associated With                          Description                            Relevant Fund
-----------------------   -------------------------------------------------   --------------------------
Multi-Manager Approach    The investment styles employed by a Fund's money     All Funds
                          managers may not be complementary. The interplay     (All Underlying Funds)
                          of the various strategies employed by a Fund's
                          multiple money managers may result in a Fund
                          holding a concentration of certain types of
                          securities. This concentration may be beneficial
                          or detrimental to a Fund's performance depending
                          upon the performance of those securities and the
                          overall economic environment. The multi-manager
                          approach could result in a high level of
                          portfolio turnover, resulting in higher Fund
                          brokerage expenses and increased tax liability
                          from a Fund's realization of capital gains.

Equity Securities         The value of equity securities will rise and fall   Equity Aggressive Strategy
                          in response to the activities of the company that   Aggressive Strategy
                          issued the stock, general market conditions         Balanced Strategy
                          and/or economic conditions.                         Moderate Strategy
                                                                              (Underlying Funds:
                                                                              Diversified Equity
                                                                              Special Growth
                                                                              Quantitative Equity
                                                                              International Securities
                                                                              Real Estate Securities
                                                                              Emerging Markets)

..   Value Stocks          Investments in value stocks are subject to risks    Equity Securities Strategy
                          that (i) their intrinsic values may never be        Aggressive Strategy
                          realized by the market or (ii) such stock may       Balanced Strategy
                          turn out not to have been undervalued.              Moderate Strategy
                                                                              (Underlying Funds:
                                                                              Diversified Equity
                                                                              Special Growth
                                                                              Quantitative Equity
                                                                              International Securities)

..   Growth Stocks         Growth company stocks may provide minimal           Equity Aggressive Strategy
                          dividends which could otherwise cushion stock       Aggressive Strategy
                          prices in a market decline. The value of growth     Balanced Strategy
                          company stocks may rise and fall significantly      Moderate Strategy
                          based, in part, on investors' perceptions of the    (Underlying Funds:
                          company, rather than on fundamental analysis of     Diversified Equity
                          the stocks.                                         Special Growth
                                                                              International Securities)

..   Market-Oriented             Market-oriented investments are generally subject    Equity Aggressive Strategy
    Investments                 to the risks associated with growth and value        Aggressive Strategy
                                stocks.                                              Balanced Strategy
                                                                                     Moderate Strategy


                                                                                     (Underlying Funds:
                                                                                     Diversified Equity
                                                                                     Special Growth
                                                                                     Quantitative Equity
                                                                                     International Securities)

..   Securities of Small        Investments in smaller companies may involve          Equity Aggressive Strategy
    Capitalization Companies   greater risks because these companies generally       Aggressive Strategy
                               have a limited track record. Smaller companies        Balanced Strategy
                               often have narrower markets and more limited          Moderate Strategy
                               managerial and financial resources than larger,
                               more established companies. As a result, their        (Underlying Fund:
                               performance can be more volatile, which may           Special Growth)
                               increase the volatility of a Fund's portfolio.

Fixed-Income Securities        Prices of fixed-income securities rise and fall       Balanced Strategy
                               in response to interest rate changes. Generally,      Moderate Strategy
                               when interest rates rise, prices of fixed-income      Conservative Strategy
                               securities fall. The longer the duration of the
                               security, the more sensitive the security is to       (Underlying Funds:
                               this risk. A 1% increase in interest rates would      Diversified Bond
                               reduce the value of a $100 note by approximately      Multistrategy Bond
                               one dollar if it had a one-year duration. There       Short Term Bond)
                               is also a risk that fixed income securities will
                               be downgraded in credit rating or go into
                               default. Lower-rated bonds and bonds with larger
                               final maturities generally have higher credit
                               risks.

..   Non-Investment Grade       Although lower rated debt securities generally        Aggressive Strategy
    Fixed-Income Securities    offer a higher yield than higher rated debt           Balanced Strategy
                               securities, they involve higher risks. They are
                               especially subject to:                                (Underlying Funds:
                                                                                     Multistrategy Bond
                               .   Adverse changes in general economic               Short Term Bond)
                                   conditions and in the industries in which
                                   their issuers are engaged,

                               . Changes in the financial condition of their issuers and

                               . Price fluctuations in response to changes in interest rates.

                               As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

International Securities        A Fund's return and net asset value may be           Aggressive Strategy
                                significantly affected by political or economic      Aggressive Strategy
                                conditions and regulatory requirements in a          Balanced Strategy
                                particular country. Non-US markets, economies and
                                political systems may be less stable than US         (Underlying Funds:
                                markets, and changes in exchange rates of foreign    International Securities
                                currencies can affect the value of a Fund's          Multistrategy Bond
                                foreign assets. Non-US laws and accounting           Emerging Markets
                                standards typically are not as strict as they are    Short Term Bond)
                                in the US and there may be less public
                                information available about foreign companies.
                                Non-US securities markets may be less liquid and
                                have fewer transactions than US securities
                                markets. Additionally, international markets may
                                experience delays and disruptions in securities
                                settlement procedures for a Fund's portfolio
                                securities.

..   Non-US Debt Securities      A Fund's non-US debt securities are typically        Aggressive Strategy
                                obligations of sovereign governments and             Balanced Strategy
                                corporations. To the extent that a Fund invests a
                                significant portion of its assets in a               (Underlying Funds:
                                concentrated geographic area like Eastern Europe     Multistrategy Bond
                                or Asia, the Fund will generally have more           Short Term Bond)
                                exposure to regional economic risks associated
                                with foreign investments.

..   Emerging Market Countries   Investments in emerging or developing markets        (Underlying Funds:
                                involve exposure to economic structures that are     Emerging Markets
                                generally less diverse and mature, and to            Short Term Bond
                                political systems which have less stability than     Multistrategy Bond)
                                those of more developed countries. Emerging
                                market securities are subject to currency
                                transfer restrictions and may experience delays
                                and disruptions in securities settlement
                                procedures for a Fund's portfolio securities.
                                These securities are particularly subject to a
                                risk of default from political instability.

..   Instruments of US and       Non-US corporations and banks issuing dollar         Balanced Strategy
    Foreign Banks and Branches  denominated instruments in the US are not            Moderate Strategy
    and Foreign Corporations,   necessarily subject to the same regulatory           Conservative Strategy
    Including Yankee Bonds      requirements that apply to US corporations and
                                banks, such as accounting, auditing and              (Underlying Funds:
                                recordkeeping standards, the public availability     Diversified Bond
                                of information and, for banks, reserve               Multistrategy Bond
                                requirements, loan limitations and examinations.     Short Term Bond)
                                This adds to the analytical complexity, and may
                                increase the possibility that a non-US
                                corporation or bank may become insolvent or
                                otherwise unable to fulfill its obligations on
                                these instruments.

Derivatives (e.g. Futures       If a Fund incorrectly forecasts interest rates in    Balanced Strategy
Contracts, Options on Futures,  using derivatives, the Fund could lose money.        Moderate Strategy
Interest Rate Swaps)            Price movements of a futures contract, option or     Conservative Strategy
                                structured note may not be identical to price
                                movements of portfolio securities or a securities    (Underlying Funds:
                                index resulting in the risk that, when a Fund        Diversified Bond
                                buys a futures contract or option as a hedge, the    Multistrategy Bond
                                hedge may not be completely effective.               Short Term Bond)

Real Estate Securities          Just as real estate values go up and down, the        (Underlying Fund:
                                value of the securities of companies involved in      Real Estate Securities)
                                the industry, and in which a Fund invests, also
                                fluctuates. A Fund that invests in real estate
                                securities is also subject to the risks associated
                                with direct ownership of real estate. Additional
                                risks include declines in the value of real estate,
                                changes in general and local economic conditions,
                                increases in property taxes and changes in tax laws
                                and interest rates. The value of securities of
                                companies that service the real estate industry may
                                also be affected by such risks.

..   REITs                       REITs may be affected by changes in the value of      (Underlying Fund:
                                the underlying properties owned by the REITs and by   Real Estate Securities)
                                the quality of tenants' credit. Moreover, the
                                underlying portfolios of REITs may not be
                                diversified, and therefore are subject to the risk
                                of investing in a limited number of properties.
                                REITs are also dependent upon management skills and
                                are subject to heavy cash flow dependency, defaults
                                by tenants, self-liquidation and the possibility of
                                failing either to qualify for tax-free pass through
                                of income under federal tax laws or to maintain
                                their exemption from certain federal securities
                                laws.

Municipal Obligations           Municipal obligations are affected by economic,       Balanced Strategy
                                business or political developments. These             Moderate Strategy
                                securities may be subject to provisions of            Conservative Strategy
                                litigation, bankruptcy and other laws affecting the
                                rights and remedies of creditors, or may become       (Underlying Funds:
                                subject to future laws extending the time for         Diversified Bond
                                payment of principal and/or interest, or limiting     Multistrategy Bond
                                the rights of municipalities to levy taxes.           Short Term Bond)

Repurchase Agreements           Under a repurchase agreement, a bank or broker        (Underlying Funds:
                                sells securities to a Fund and agrees to repurchase   Diversified Bond
                                them at the Fund's cost plus interest. If the value   Short Term Bond
                                of the securities declines and the bank or broker     Multistrategy Bond)
                                defaults on its repurchase obligation, a Fund could
                                incur a loss.

Exposing Liquidity Reserves     By exposing its liquidity reserves to an equity       All Funds
to Equity Markets               market, principally by use of equity index futures
                                but also by use of exchange traded and                (Underlying Funds:
                                over-the-counter options and equity index swaps, a    Diversified Equity
                                Fund's performance tends to correlate more closely    Special Growth
                                to the performance of that market as a whole.         Quantitative Equity
                                However, the market performance of these              International Securities
                                instruments may not correlate precisely to the        Real Estate Securities
                                performance of a stock market. This approach          Emerging Markets)
                                increases a Fund's performance if the particular
                                equity market rises and reduces a Fund's
                                performance if the particular equity market
                                declines.

Securities Lending              If a borrower of a Fund's securities fails            (All Underlying Funds)
                                financially, the Fund's recovery of the loaned
                                securities may be delayed or the Fund may lose its
                                rights to the collateral which could result in a loss
                                to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

     In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election for Class A Shares by contacting your Financial Intermediary and for Class C Shares by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

       Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                        CHOOSING A CLASS OF SHARES TO BUY

     You can choose between two classes of shares: Classes A and C. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to you depends on the amount and intended length of your investment.

     . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

     . For Class C shares, all of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class C shares if there is positive performance.

     .  Class C shares have no deferred sales charge.

COMPARING THE FUNDS' CLASSES

     Your Financial Intermediary can help you decide which class meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

-------------------------------------------------------------------------------------------------------------------
                                        Class A                                            Class C
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Key features       .   Initial sales charge                                 .   No initial sales charge
                   .   You may qualify for reduction or waiver of initial   .   No deferred sales charge
                       sales charge                                         .   Higher annual expenses than Class A
                   .   Lower annual expenses than Class C
-------------------------------------------------------------------------------------------------------------------
Initial Sales      .   Up to 5.75%; reduced or waived for large purchases   .   None
Charge                 and certain investors.  No initial sales charge
                       for purchases of $1,000,000 or more.
-------------------------------------------------------------------------------------------------------------------
Deferred Sales     .   1.00% on redemptions of Class A Shares made within   .   None
Charge                 12 months of a purchase of $1 million or more on
                       which no initial sales charge was paid.
-------------------------------------------------------------------------------------------------------------------
Annual             .   0.25% of average daily net assets                    .   1.00% of average daily net assets
distribution and
service fees
-------------------------------------------------------------------------------------------------------------------

SALES CHARGES

Class A Shares

     Class A Shares are sold at the offering price, which is the net asset value plus a sales charge. You pay a lower initial sales charge as the size of your investment increases to certain levels. You do not pay an initial sales charge on the Funds' distributions or dividends you reinvest in additional Class A Shares. Class A Shares participate in the Funds' Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     The table below shows the rate of initial sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the initial sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. The Funds' distributor keeps up to approximately 0.13% of the initial sales charge imposed on Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

                                                  Sales Charge as % of
                                          ----------------------------------    Financial Intermediary
                                                                Net amount          commission as
Amount of Purchase                        Offering Price (%)    invested (%)     % of offering price
------------------------------------------------------------------------------------------------------
Less than $50,000                               5.75                6.10                5.00
------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                  4.50                4.71                3.75
------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                 3.50                3.63                2.75
------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                 2.50                2.56                2.00
------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000               2.00                2.04                1.60
------------------------------------------------------------------------------------------------------
$1,000,000 or more and certain other            -0-                 -0-              up to 1.00
investments described below
------------------------------------------------------------------------------------------------------

     Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem those Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

     Accumulation privilege. You may combine the current value of Class A Shares of a Fund owned

     .  by you, or

     .  by members of your immediate family, (your spouse and minor children)

and for which an initial sales charge was paid, with the amount of your next purchase of Class A Shares of that Fund for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their initial sales charge. Please see the Funds' Statement of Additional Information for more details.

     Letter of intent. You may purchase Class A Shares of a Fund over a 13-month period and pay the same initial sales charge, if any, as if all Shares had been purchased at once. You may include purchases on which you paid an initial sales charge within 90 days before you sign the letter. Please see the Funds' Statement of Additional Information for more details.

     If you want to learn more about the accumulation privilege or letter of intent, contact your Financial Intermediary or consult the Funds' Statement of Additional Information

Class C shares

     Class C shares are sold at net asset value without an initial sales charge. Class C shares also have no deferred sales charge. Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

                        MORE ABOUT DEFERRED SALES CHARGES

     You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares of the Funds. However, if you redeem those Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are considered to be redeemed first followed by the Class A Shares you have held the longest.

     You do not pay a deferred sales charge on:

.. Shares representing reinvested distributions and dividends

.. Shares sold within 12 months following the death or disability of a shareholder

     If you want to learn about additional waivers of deferred sales charges, contact your Financial Intermediary or consult the Funds' Statement of Additional Information.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

     For Class A and Class C Shares, there is a $2,500 required minimum investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

     Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation with respect to Class A and Class C Shares of the Funds.

     The Funds reserve the right to reject any purchase order for any reason.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     For Class A Shares only: You must place purchase orders for Class A Shares through a Financial Intermediary in US dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.

     For Class C Shares only: All purchases of Class C Shares must be made through a Financial Intermediary in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

     Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times

     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

     For Class A Shares: If you invest in Class A Shares through certain Financial Intermediaries, you may make regular investments (with a minimum of $50 per Fund) in an established account by automatic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

     For Class C Shares: If you invest in Class C Shares through certain Financial Intermediaries, you may make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

 By Mail or Telephone

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus within the same share class on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     For Class C Shares, exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange of Class C Shares in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

     For Class C Shares, exchanges must be made through your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

Systematic Exchange Program

     If you invest in Class A Shares, your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program please contact your Financial Intermediary.

     If you invest in Class C Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. The Funds reserve the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

Redemption Dates and Times

     Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

     For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem Shares under a systematic withdrawal program, it may be a taxable transaction.

     For Class C Shares: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

For Class A Shares: When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request.

For Class C Shares:

     Your redemption proceeds will be paid in one of the following manners:

     By Check: A check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

     By Wire: If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

     For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.

     For Class C Shares: The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to ensure proper form. Generally, your instructions must include:

     .  The Fund name and account number
     . Details related to the transaction including type and amount . Signatures of all owners exactly as registered on the account . Any supporting legal documentation that may be required

Responsibility for Fraud

     Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

     For Class C Shares: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption in-kind

     The Funds may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Funds' portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

     For Class C Shares: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.

Conservative Strategy Fund--Class C Shares

                                                                             Fiscal Year Ended
                                                                                October 31,
                                                                           ---------------------
                                                                              2002        2001      2000*      1999**
                                                                           ----------  ---------  ---------  ----------
Net Asset Value, Beginning of Period ...................................               $   10.17  $   10.12  $    10.26
                                                                                       ---------  ---------  ----------
Income From Operations
  Net investment income(a)(b) ..........................................                     .42        .31         .43
  Net realized and unrealized gain (loss) ..............................                    (.07)       .07         .04
                                                                                       ---------  ---------  ----------
   Total income from operations ........................................                     .35        .38         .47
                                                                                       ---------  ---------  ----------
Distributions
  From net investment income ...........................................                    (.42)      (.33)       (.56)
  From net realized gain ...............................................                      --         --        (.05)
                                                                                       ---------  ---------  ----------
   Total distributions .................................................                    (.42)      (.33)       (.61)
                                                                                       ---------  ---------  ----------
Net Asset Value, End of Period .........................................               $   10.10  $   10.17  $    10.12
                                                                                       =========  =========  ==========
Total Return (%)(c) ....................................................                    3.49       3.76        4.67

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) .............................                   9,850      2,500       1,697
  Ratios to average net assets (%):
   Operating expenses, net(d) ..........................................                    1.00       1.00        1.00
   Operating expenses, gross(d) ........................................                    1.20       1.25        1.25
   Net investment income(c) ............................................                    4.20       3.04        4.77

   Portfolio turnover rate (%) .........................................                   54.86      53.89      125.01

  *  For the ten months ended October 31, 2000.
  ** For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
 (c) Periods less than one year are not annualized.
 (d) The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class C Shares


                                                                     Fiscal
                                                                   Year Ended
                                                                   October 31,
                                                                   -----------
                                                                      2002           2001         2000*       1999**
                                                                   -----------      -------      -------      -------
Net Asset Value, Beginning of Period .........................                      $ 10.20      $ 10.46      $ 10.15
                                                                                    -------      -------      -------
Income From Operations
  Net investment income(a)(b) ................................                          .29          .24          .32
  Net realized and unrealized gain (loss) ....................                         (.58)        (.02)         .48
                                                                                    -------      -------      -------
   Total income from operations ..............................                         (.29)         .22          .80
                                                                                    -------      -------      -------
Distributions
  From net investment income .................................                         (.30)        (.28)        (.40)
  From net realized gain .....................................                         (.02)        (.20)        (.09)
                                                                                    -------      -------      -------
   Total distributions .......................................                         (.32)        (.48)        (.49)
                                                                                    -------      -------      -------
Net Asset Value, End of Period ...............................                      $  9.59      $ 10.20      $ 10.46
                                                                                    =======      =======      =======
Total Return (%)(c) ..........................................                        (2.87)        2.20         8.03

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ...................                       20,859       10,392        4,139
  Ratios to average net assets (%):
   Operating expenses, net(d) ................................                         1.00         1.00         1.00
   Operating expenses, gross(d) ..............................                         1.20         1.25         1.25
   Net investment income(c) ..................................                         2.95         2.30         3.35

  Portfolio turnover rate (%) ................................                        42.49        39.55       120.04

  *  For the ten months ended October 31, 2000.
  ** For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
 (c) Periods less than one year are not annualized.
 (d) The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class C Shares

                                                                      Fiscal
                                                                    Ended Year
                                                                    October 31,
                                                                -------------------
                                                                 2002        2001        2000*       1999**
                                                                ------     --------    --------    --------
Net Asset Value, Beginning of Period ..........................            $  10.20    $  10.72    $  10.26
                                                                           --------    --------    --------
Income From Operations
   Net investment income(a)(b) ................................                 .16         .15         .25
   Net realized and unrealized gain (loss) ....................               (1.09)       (.11)        .70
                                                                           --------    --------    --------
    Total income from operations ..............................                (.93)        .04         .95
                                                                           --------    --------    --------
Distributions
   From net investment income .................................                (.20)       (.24)       (.37)
   From net realized gain .....................................                (.03)       (.32)       (.12)
                                                                           --------    --------    --------
    Total distributions .......................................                (.23)       (.56)       (.49)
                                                                           --------    --------    --------

Net Asset Value, End of Period ................................            $   9.04    $  10.20    $  10.72
                                                                           ========    ========    ========
Total Return (%)(c) ...........................................               (9.25)        .43        9.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...................             136,748      81,188      39,325
   Ratios to average net assets (%):
    Operating expenses, net(d) ................................                1.00        1.00        1.00
    Operating expenses, gross(d) ..............................                1.20        1.25        1.25
    Net investment income(c) ..................................                1.71        1.43        2.96

   Portfolio turnover rate (%) ................................               33.42       31.70       64.63

   *  For the ten months ended October 31, 2000.
   ** For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class C Shares

                                                       Fiscal
                                                     Year Ended
                                                     October 31,
                                                   ---------------
                                                    2002     2001     2000*     1999**
                                                   ------  -------   -------   -------
Net Asset Value, Beginning of Period ............          $ 10.35   $ 11.15   $ 10.11
                                                           -------   -------   -------
Income From Operations
  Net investment income(a)(b) ...................              .05       .05       .13
  Net realized and unrealized gain (loss) .......            (1.80)     (.29)     1.36
                                                           -------   -------   -------
   Total income from operations .................            (1.75)     (.24)     1.49
                                                           -------   -------   -------
Distributions
  From net investment income ....................             (.10)     (.18)     (.29)
  From net realized gain ........................             (.04)     (.38)     (.16)
                                                           -------   -------   -------
   Total distributions ..........................             (.14)     (.56)     (.45)
                                                           -------   -------   -------

Net Asset Value, End of Period ..................          $  8.46   $ 10.35   $ 11.15
                                                           =======   =======   =======
Total Return (%)(c) .............................           (17.06)    (2.15)    15.21

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ......           80,514    67,296    29,365
  Ratios to average net assets (%):
   Operating expenses, net(d) ...................             1.00      1.00      1.00
   Operating expenses, gross(d) .................             1.20      1.25      1.25
   Net investment income(c) .....................              .53       .43      1.50

  Portfolio turnover rate (%) ...................            13.12     40.57     71.44

   *  For the ten months ended October 31, 2000.
   ** For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class C Shares

                                                       Fiscal Year Ended
                                                           October 31,
                                                       -----------------
                                                        2002     2001       2000*      1999**
                                                       ------   -------    -------    -------
Net Asset Value, Beginning of Period ...............            $ 10.24    $ 11.38    $  9.80
                                                                -------    -------    -------
Income From Operations
  Net investment income (loss)(a)(b) ...............               (.04)      (.04)       .06
  Net realized and unrealized gain (loss) ..........              (2.30)      (.35)      1.98
                                                                -------    -------    -------
   Total income from operations ....................              (2.34)      (.39)      2.04
                                                                -------    -------    -------
Distributions
  From net investment income .......................               (.12)      (.14)      (.30)
  From net realized gain ...........................               (.08)      (.61)      (.16)
                                                                -------    -------    -------
   Total distributions .............................               (.20)      (.75)      (.46)
                                                                -------    -------    -------
Net Asset Value, End of Period .....................            $  7.70    $ 10.24    $ 11.38
                                                                =======    =======    =======
Total Return (%)(c) ................................             (23.24)     (3.37)     21.26

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) .........             40,982     43,005     15,860
  Ratios to average net assets (%):
    Operating expenses, net(d) .....................               1.00       1.00       1.00
    Operating expenses, gross(d) ...................               1.20       1.25       1.25
    Net investment income (loss)(c) ................               (.45)      (.35)       .59

  Portfolio turnover rate (%) ......................              47.86      58.41      76.20

   *  For the ten months ended October 31, 2000.
   ** For the period February 11, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Funds invest.

                             Diversified Equity Fund

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
         80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
         MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
         30326-3248.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
         Street N.E., Atlanta, GA 30308.

     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
         53051.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
         10019.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
         PA 19312-2414.

     Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                            Quantitative Equity Fund

     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

     Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
         Boston, MA 02110-4104.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
         York, NY 10036.

                               Special Growth Fund

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
         Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

     Goldman Sachs Asset Management, a unit of the Investment Management
         Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

     Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
         98101.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
         10019.

     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.

                           Real Estate Securities Fund

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
         Lane, Boston, MA 02210-2021.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
         Floor, Chicago IL 60611.

     Security Capital Research & Management Incorporated, 11 South LaSalle
         Street, 2nd Floor, Chicago, IL 60603.

                          International Securities Fund

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
         10022.

     Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
         Angeles, CA 90025.

     Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
         6EE England.

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
         60611-2703.

     Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
         02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
         Wilmington, DE 19801-1165.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
         WA 98004.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
         Boston, MA 02110.

     The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
         Boston, MA 02108-4402.

                              Emerging Markets Fund

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

     Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
         Street, London EC2A 2NY England.

     Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

     Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
         Floor, New York, NY 10019.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

                              Diversified Bond Fund

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
         Chicago, IL 60606.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.

     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
         York, NY 10036-9998.

                             Multistrategy Bond Fund

     Delaware Management Company, a series of Delaware Management Business
         Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

     Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite
         1100,W. Conshohocken, PA 19428-2899.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.

     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
         York, NY 10036-9998.

                              Short Term Bond Fund

     BlackRock Financial Management, Inc., 40 East 52nd Street, New York, NY
        10022.

     Merganser Capital Management LP, One Cambridge Center, Suite 402,
        Cambridge, MA 02142-1611.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
        300, P.O. Box 6430, Newport Beach, CA 92658-6430.

     STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
        Barbara, CA 93101-2143.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
  Class A and C Shares:
  Conservative Strategy Fund
  Moderate Strategy Fund
  Balanced Strategy Fund
  Aggressive Strategy Fund
  Equity Aggressive Strategy Fund













                                    Distributor: Russell Fund Distributors, Inc.
LOGO                                                       SEC File No. 811-3153
                                                           ______________ (0203)

                                                FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS(R) FUNDS


LifePoints(R) Funds



PROSPECTUS
CLASS C SHARES:
CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND





________________, 2003














909 A STREET, TACOMA WA 98402 . 800-787-7354


As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                                            LOGO

                                Table of Contents


Risk/Return Summary ...................................................................    1
   Investment Objective ...............................................................    1
   Principal Investment Strategies ....................................................    1
   Principal Risks ....................................................................    2
   Performance ........................................................................    2
   Fees and Expenses ..................................................................    8
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ................   12
Management of the Funds and Underlying Funds ..........................................   13
The Money Managers for the Underlying Funds ...........................................   15
Investment Objective and Principal Investment Strategies of the Underlying Funds ......   16
Risks .................................................................................   27
Dividends and Distributions ...........................................................   32
Taxes .................................................................................   32
How Net Asset Value is Determined .....................................................   33
Distribution and Shareholder Servicing Arrangements ...................................   33
How to Purchase Shares ................................................................   33
Exchange Privilege ....................................................................   35
How to Redeem Shares ..................................................................   35
Payment of Redemption Proceeds ........................................................   36
Other Things to Know About Share Transactions .........................................   36
Financial Highlights ..................................................................   38
Money Manager Information .............................................................   43

                               RISK/RETURN SUMMARY

                              Investment Objective

Conservative Strategy   seeks to achieve moderate total rate of return through
Fund                    low capital appreciation and reinvestment of a high
                        level of current income.

Moderate Strategy       seeks to achieve moderate long-term capital appreciation
Fund                    with high current income, while recognizing the
                        possibility of moderate fluctuations in year-to-year market values.

Balanced Strategy       seeks to achieve a moderate level of current income and,
Fund                    over time, above-average capital appreciation with
                        moderate risk.

Aggressive Strategy     seeks to achieve high, long-term capital appreciation
Fund                    with low current income, while recognizing the
                        possibility of substantial fluctuations in year-to-year market values.

Equity Aggressive       seeks to achieve high, long-term capital appreciation,
Strategy Fund           while recognizing the possibility Fund of high
                        fluctuations in year-to-year market values.

                         Principal Investment Strategies

     Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Propsectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                                                               Equity
                                                         Conservative    Moderate   Balanced   Aggressive    Aggressive
                                                           Strategy      Strategy   Strategy    Strategy      Strategy
Underlying Fund                                              Fund          Fund       Fund        Fund          Fund
---------------                                              ----          ----       ----        ----          ----
Diversified Equity Fund ..............................         7%           11%        16%         23%           29%
Special Growth Fund ..................................        --             3%         4%          5%            6%
Quantitative Equity Fund .............................         7%           11%        16%         23%           29%
International Securities Fund ........................         3%           11%        15%         19%           24%
Diversified Bond Fund ................................        22%           27%        20%         --            --
Short Term Bond Fund .................................        58%           33%        --          --            --
Multistrategy Bond Fund ..............................        --            --         20%         20%           --
Real Estate Securities Fund ..........................         3%            4%         6%          6%            7%
Emerging Markets Fund ................................        --            --          3%          4%            5%


     Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


Diversification

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                Principal Risks

You should consider the following factors before investing in a
Fund:

..    An investment in a Fund, like any investment, has risks. The value of each
     Fund fluctuates, and you could lose money.

..    Since the assets of each Fund are invested primarily in shares of the
     Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

..    The policy of each Fund is to allocate its assets among the Underlying
     Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

..    A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

..    The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

..    An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

..    The officers and Trustees of the Funds presently serve as officers and
     Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     The Equity Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds first issued Class C Shares on February 11, 1999. The Aggressive Strategy and Balanced Strategy Funds first issued Class C Shares on January 29, 1999. Performance shown for Class C Shares prior to those dates is the performance of the Funds' Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.

     Past performance, both before-tax and after-tax, is no indication of future results.

                           Conservative Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                     [CHART]

                            1998                7.47%
                            1999                4.77%
                            2000                5.14%
                            2001                3.16%
                            2002


                       Best Quarter:  ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)


-----------------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2002                                               1 Year        5 Years     Inception*
   ---------------------------------------                                               ------        -------     ----------
   Return Before Taxes, Class C ......................................................        %              %             %

   Return After Taxes on Distributions, Class C ......................................        %              %             %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C ..............        %              %             %

   Merrill Lynch 1-2.99 Year Treasury Index ..........................................        %              %             %

   Lehman Brothers Aggregate Bond Index ..............................................        %              %             %

   Conservative Strategy Composite Index# ............................................        %              %             %
-----------------------------------------------------------------------------------------------------------------------------


*  Commenced operations by issuing Class E Shares on November 7, 1997.

# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% MSCI EAFE Index, 5% NAREIT Equity REIT Index and 1% MSCI Emerging Markets Free Index.

                             Moderate Strategy Fund


                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                     [CHART]

                            1998                9.91%
                            1999                8.03%
                            2000                2.40%
                            2001               -0.68%
                            2002


                       Best Quarter:  ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)


----------------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2002                                               1 Year        5 Years     Inception*
   ---------------------------------------                                               ------        -------     ----------
   Return Before Taxes, Class C .......................................................       %              %             %

   Return After Taxes on Distributions, Class C .......................................       %              %             %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C ...............       %              %             %

   Merrill Lynch 1-2.99 Year Treasury Index ...........................................       %              %             %

   Lehman Brothers Aggregate Bond Index ...............................................       %              %             %

   Russell 1000(R)Index ...............................................................       %              %             %

   Moderate Strategy Composite Index# .................................................       %              %             %
----------------------------------------------------------------------------------------------------------------------------

*  Commenced operations by issuing Class E Shares on October 2, 1997.

#  The Moderate Strategy Composite Index is comprised of the following indices:
   33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% MSCI EAFE Index, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% MSCI Emerging Markets Free Index.

                             Balanced Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                     [CHART]

                            1998               11.54%
                            1999               10.94%
                            2000               -0.33%
                            2001               -4.83%
                            2002


                        Best Quarter: ______% (__Q/__)
                        Worst Quarter: (______%) (__Q__)



------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                         Since
   for the periods ended December 31, 2002                                       1 Year    5 Years    Inception*
   ---------------------------------------                                       ------    -------    ----------
   Return Before Taxes, Class C ...............................................     %          %          %

   Return After Taxes on Distributions, Class C ...............................     %          %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C .......     %          %          %

   Lehman Brothers Aggregate Bond Index .......................................     %          %          %

   Russell 1000(R) Index ......................................................     %          %          %

   MSCI EAFE Index ............................................................     %          %          %

   Balanced Strategy Composite Index# .........................................     %          %          %
------------------------------------------------------------------------------------------------------------------


*    Commenced operations by issuing Class E Shares on September 16, 1997.

# The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% MSCI EAFE Index, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% MSCI Emerging Markets Free Index.

                            Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                     [CHART]

                            1998               11.52%
                            1999               17.07%
                            2000               -4.60%
                            2001               -9.00%
                            2002


                       Best Quarter: ______% (__Q/__)
                       Worst Quarter: (______%) (__Q/__)



------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                         Since
   for the periods ended December 31, 2002                                       1 Year    5 Years    Inception*
   ---------------------------------------                                       ------    -------    ----------
   Return Before Taxes, Class C ...............................................     %         %          %

   Return After Taxes on Distributions, Class C ...............................     %         %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C .......     %         %          %

   Russell 1000(R) Index ......................................................     %         %          %

   MSCI EAFE Index ............................................................     %         %          %

   Lehman Brothers Aggregate Bond Index .......................................     %         %          %

   Aggressive Strategy Composite Index# .......................................     %         %          %
------------------------------------------------------------------------------------------------------------------


*    Commenced operations by issuing Class E Shares on September 16, 1997.

# The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% MSCI EAFE Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 5% NAREIT Equity REIT Index.

                         Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                     [CHART]

                            1998               13.69%
                            1999               21.14%
                            2000               -7.53%
                            2001              -12.83%
                            2002


                         Best Quarter:  ______%(__Q/__)
                         Worst Quarter: (______%)(__Q/__)



--------------------------------------------------------------------------------------------------------------
Average annual total returns                                                                      Since
for the periods ended December 31, 2002                                 1 Year      5 Years     Inception*
---------------------------------------                                 ------      -------     ----------
Return Before Taxes, Class C ..........................................       %            %           %
Return After Taxes on Distributions, Class C ..........................       %            %           %
Return After Taxes on Distributions and Sale of Fund Shares, Class C ..       %            %           %

Russell 1000(R) Index .................................................       %            %           %
MSCI EAFE Index .......................................................       %            %           %
Equity Aggressive Strategy Composite Index# ...........................       %            %           %
--------------------------------------------------------------------------------------------------------------



*    Commenced operations by issuing Class E Shares on September 30, 1997.

# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% MSCI EAFE Index, 10% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 5% NAREIT Equity REIT Index.

                                Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                            Maximum Sales
                                                           Maximum Sales    Charge (Load)      Maximum
                                                           Charge (Load)     Imposed on     Deferred Sales
                                                            Imposed on       Reinvested         Charge        Redemption  Exchange
                                                             Purchases        Dividends         (Load)           Fees       Fees
                                                             ---------        ---------         ------           ----       ----
All Funds, Class C ....................................        None             None             None            None       None

                        Annual Fund Operating Expenses##
                 (expenses that were deducted from Fund assets)
                                (% of net assets)


                                                                                Other        Total
                                                                              Expenses       Gross                      Total Net
                                                                              reflecting     Annual                      Annual
                                                              Distribution    Shareholder    Fund      Fee Waivers and    Fund
                                                  Advisory      (12b-1)      (Servicing    Operating       Expense      Operating
                                                    Fee          Fees***        Fees)       Expenses   Reimbursement#   Expenses*
                                                    ---         -------         -----       --------   ---------------  ---------
Class C Shares**
   Conservative Strategy Fund ...................  0.20%         0.75%              %              %                 %          %
   Moderate Strategy Fund .......................  0.20%         0.75%              %              %                 %          %
   Balanced Strategy Fund .......................  0.20%         0.75%              %              %                 %          %
   Aggressive Strategy Fund .....................  0.20%         0.75%              %              %                 %          %
   Equity Aggressive Strategy Fund ..............  0.20%         0.75%              %              %                 %          %


* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.
** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.
*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

# FRIMCo has contractually agreed to waive, at least through _________________________, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


Direct Expenses


     No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through _________________________), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

     A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through ____________________ and may be renewed thereafter.

Indirect Expenses


     Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2002).


     As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.


                                                                                Total Net Operating
Underlying Fund (Class S Shares)                                                 Expense Ratios
--------------------------------                                                 --------------
Diversified Equity Fund ......................................................          %
Special Growth Fund ..........................................................          %
Quantitative Equity Fund .....................................................          %
International Securities Fund ................................................          %
Diversified Bond Fund ........................................................          %
Short Term Bond Fund .........................................................          %
Multistrategy Bond Fund ......................................................          %
Real Estate Securities Fund ..................................................          %
Emerging Markets Fund ........................................................          %



     The Total Net Operating Expense Ratios for certain of the Underlying Funds are net of fee waivers. For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _______________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


     Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                                  Class C
                                                                                  -------
Conservative Strategy Fund .....................................................        %
Moderate Strategy Fund .........................................................        %
Balanced Strategy Fund .........................................................        %
Aggressive Strategy Fund .......................................................        %
Equity Aggressive Strategy Fund ................................................        %



     Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2002 (which differs slightly from each Fund's current investment in the Underlying Funds set forth at the beginning of this Prospectus). These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _____________________.


     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                                       1 Year    3 Years   5 Years    10 Years
                                                                       ------    -------   -------    --------
Class C Shares
   Conservative Strategy Fund .......................................       $          $         $           $
   Moderate Strategy Fund ...........................................
   Balanced Strategy Fund ...........................................
   Aggressive Strategy Fund .........................................
   Equity Aggressive Strategy Fund ..................................


                         SUMMARY COMPARISON OF THE FUNDS

     The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:

                                                                                         Capital                     Possibility of
                                       Fund                                           Appreciation        Income     Fluctuation
---------------------------------------------------------------------------------    ----------------  ------------  --------------
Conservative Strategy Fund .....................................................     Low               High          Low

Moderate Strategy Fund .........................................................     Moderate          High          Moderate

Balanced Strategy Fund .........................................................     Moderate          Moderate      Moderate

Aggressive Strategy Fund .......................................................     High              Low           High

Equity Aggressive Strategy Fund ................................................     High              Low           High

The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:


                                   [PIE CHART]

                                  Conservative

Diversified Equity                                               7%
Quantitative Equity                                              7%
Special Growth                                                   0%
International Securities                                         3%
Emerging Markets                                                 0%
Diversified Bond                                                22%
Multistrategy Bond                                               0%
Short Term Bond                                                 58%
Real Estate Securities                                           3%

                                  [PIE CHART]

                                    Moderate
Diversified Equity                                              11%
Quantitative Equity                                             11%
Special Growth                                                   3%
International Securities                                        11%
Emerging Markets                                                 0%
Diversified Bond                                                27%
Multistrategy Bond                                               0%
Short Term Bond                                                 33%
Real Estate Securities                                           4%

                                  [PIE CHART]

                                    Balanced

Diversified Equity                                              16%
Quantitative Equity                                             16%
Special Growth                                                   4%
International Securities                                        15%
Emerging Markets                                                 3%
Diversified Bond                                                20%
Multistrategy Bond                                              20%
Short Term Bond                                                  0%
Real Estate Securities                                           6%

                                  [PIE CHART]

                                   Aggressive

Diversified Equity                                              23%
Quantitative Equity                                             23%
Special Growth                                                   5%
International Securities                                        19%
Emerging Markets                                                 4%
Diversified Bond                                                 0%
Multistrategy Bond                                              20%
Short Term Bond                                                  0%
Real Estate Securities                                           6%

                                  [PIE CHART]

                                   All Equity

Diversified Equity                                              29%
Quantitative Equity                                             29%
Special Growth                                                   6%
International Securities                                        24%
Emerging Markets                                                 5%
Diversified Bond                                                 0%
Multistrategy Bond                                               0%
Short Term Bond                                                  0%
Real Estate Securities                                           7%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                  MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

     The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

     Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.

     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

     . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

     . Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

      . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

      . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

      . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

      . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

      . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

      . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

      The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

      . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

      . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

      . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

      . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.

      . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

      . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

      . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

      . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

      The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its ______% advisory fee for each Fund through
____________________.

      In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

      The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

      For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ___________________, up to the full amount of its 0.95% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

      Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

DIVERSIFIED EQUITY FUND

      Investment Objective    To provide income and capital growth by investing
                              principally in equity securities.

      Principal Investment    The Diversified Equity Fund invests primarily in
      Strategies              common stocks of medium and large capitalization
                              companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                              The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                              The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                    .   Growth Style emphasizes investments in
                                        equity securities of companies with
                                        above-average earnings growth prospects.

                                    .   Value Style emphasizes investments in
                                        equity securities of companies that
                                        appear to o be undervalued relative to
                                        their corporate worth, based on
                                        earnings, book or asset value, revenues
                                        or cash flow.

                                    .   Market-Oriented Style emphasizes
                                        investments in companies that appear to
                                        be undervalued relative to their growth
                                        prospects. Managers select securities
                                        from the broad equity market rather than focusing on the growth or value segments of the market.

                              Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund intends to be fully invested at all times.

                                  Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND

     Investment Objective         To maximize total return primarily through
                                  capital appreciation and assuming a higher level of volatility than the Diversified
                                  Equity Fund.

     Principal Investment         The Special Growth Fund invests primarily in
     Strategies                   common stocks of small and medium
                                  capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                                  The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                                  The Fund employs a "multi-style,
                                  multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                        .    Growth Style emphasizes investments
                                             in equity securities of companies
                                             with above-average earnings growth
                                             prospects.

                                        .    Value Style emphasizes investments
                                             in equity securities of companies
                                             that appear to o be undervalued
                                             relative to their corporate worth,
                                             based on earnings, book or asset
                                             value, revenues or cash flow.

                                        .    Market-Oriented Style emphasizes
                                             investments in companies that
                                             appear to be undervalued relative
                                             to their growth prospects. Managers
                                             select securities from the broad
                                             equity market rather than focusing
                                             on the growth or value segments of
                                             the market.


                                  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund intends to be fully invested at all times.

                                  Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND

     Investment Objective         To provide a total return greater than the
                                  total return of the US stock market (as
                                  measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     Principal Investment         The Quantitative Equity Fund invests primarily
     Strategies                   in common stocks of medium and large
                                  capitalization companies which are
                                  predominantly US based. While market
                                  capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                                  The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                                  The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                                  The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  Each of the Fund's money managers use
                                  quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                                  The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                                  The Fund intends to be fully invested at all times.

                                  Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND

     Investment Objective         To provide favorable total return and
                                  additional diversification for US investors.

     Principal Investment         The International Securities Fund invests
     Strategies                   primarily in equity securities issued by
                                  companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
                                  East) to maintain a high degree of
                                  diversification among countries and
                                  currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                                  The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                                  The Fund employs a "multi-style,
                                  multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                        .    Growth Style emphasizes investments
                                             in equity securities of companies
                                             with above-average earnings growth
                                             prospects.

                                        .    Value Style emphasizes investments
                                             in equity securities of companies
                                             that appear to be undervalued
                                             relative to their corporate worth,
                                             based on earnings, book or asset
                                             value, revenues or cash flow.

                                        .    Market-Oriented Style emphasizes
                                             investments in companies that
                                             appear to be undervalued relative
                                             to their growth prospects. Managers
                                             select securities from the broad
                                             equity market rather than focusing
                                             on the growth or value segments of
                                             the market.


                                  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund intends to be fully invested at all times.

                                  Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND

     Investment                   To provide effective diversification against
     Objective                    equities and a stable level of cash flow by
                                  investing in fixed-income securities.

     Principal                    The Diversified Bond Fund invests primarily in
     Investment Strategies        investment grade fixed-income securities.
                                  Fixed income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the
                                  US by non-US banks and corporations (Yankee
                                  Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.
                                  The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                                  The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                                  The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                                  The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

      Investment Objective         The preservation of capital and the
                                   generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     Principal Investment          The Short Term Bond Fund invests primarily in
     Strategies                    fixed-income securities. Fixed income
                                   securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the
                                   US by non-US banks and corporations (Yankee
                                   Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds."
                                   The Fund also considers derivative
                                   instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The
                                   Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                                  The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                                  The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                                  The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                                  The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   From time to time, the Fund may take
                                   temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND

      Investment Objective         To provide maximum total return primarily
                                   through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

      Principal Investment         The Multistrategy Bond Fund invests primarily
      Strategies                   in fixed-income securities. Fixed income
                                   securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                                   A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds."
                                   The Fund also considers derivative
                                   instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The
                                   Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


                                   The duration of the Fund's portfolio
                                   typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                                   The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                                   The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                   The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                   The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                   From time to time, the Fund may take
                                   temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND

      Investment Objective         To generate a high level of total return
                                   through above average current income while maintaining the potential for capital appreciation.


      Principal Investment         The Real Estate Securities Fund seeks to
       Strategies                  achieve its objective by concentrating its
                                   investments primarily in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                   The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.


                                   The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                   When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


                                   Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded funds or mutual funds. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                                   A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                   The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

      Investment Objective        To provide maximum total return primarily
                                  through capital appreciation and by
                                  assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

      Principal Investment        The Emerging Markets Fund will primarily
      Strategies                  invest in equity securities of companies that
                                  are  located in countries with emerging
                                  markets or that derive a majority of their revenues from operations in such countries.
                                  These companies are referred to as "Emerging
                                  Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan,
                                  Australia and most countries located in
                                  Western Europe. The Fund has a
                                  non-fundamental policy to invest, under
                                  normal circumstances, at least 80% of the value of its assets in Emerging Market
                                  Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                  The Fund seeks to maintain a broadly
                                  diversified exposure to emerging market
                                  countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                                  The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                                  Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                                  The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                                  Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.


           Risk Associated With                                  Description                               Relevant Fund
-------------------------------------------   ---------------------------------------------------   -----------------------------
Multi-Manager Approach                        The investment styles employed by a Fund's money       ALL Funds
                                              managers may not be complementary. The interplay       (ALL Underlying Funds)
                                              of the various strategies employed by a Fund's
                                              multiple money managers may result in a Fund
                                              holding a concentration of certain types of
                                              securities. This concentration may be beneficial
                                              or detrimental to a Fund's performance depending
                                              upon the performance of those securities and the
                                              overall economic environment. The multi-manager
                                              approach could result in a high level of
                                              portfolio turnover, resulting in higher Fund
                                              brokerage expenses and increased tax liability
                                              from a Fund's realization of capital gains.

Equity Securities                             The value of equity securities will rise and fall      Equity Aggressive Strategy
                                              in response to the activities of the company that      Aggressive Strategy
                                              issued the stock, general market conditions            Balanced Strategy
                                              and/or economic conditions.                            Moderate Strategy
                                                                                                     (Underlying Funds:
                                                                                                     Diversified Equity
                                                                                                     Special Growth
                                                                                                     Quantitative Equity
                                                                                                     International Securities
                                                                                                     Real Estate Securities
                                                                                                     Emerging Markets)

      .   Value Stocks                        Investments in value stocks are subject to risks       Equity Securities Strategy
                                              that (i) their intrinsic values may never be           Aggressive Strategy
                                              realized by the market or (ii) such stock may          Balanced Strategy
                                              turn out not to have been undervalued.                 Moderate Strategy
                                                                                                     (Underlying Funds:
                                                                                                     Diversified Equity
                                                                                                     Special Growth
                                                                                                     Quantitative Equity
                                                                                                     International Securities)

      .   Growth Stocks                       Growth company stocks may provide minimal              Equity Aggressive Strategy
                                              dividends which could otherwise cushion stock          Aggressive Strategy
                                              prices in a market decline. The value of growth        Balanced Strategy
                                              company stocks may rise and fall significantly         Moderate Strategy
                                              based, in part, on investors' perceptions of the       (Underlying Funds:
                                              company, rather than on fundamental analysis of        Diversified Equity
                                              the stocks.                                            Special Growth
                                                                                                     International Securities)

      .  Market-Oriented Investments          Market-oriented investments are generally subject      Equity Aggressive Strategy
                                              to the risks associated with growth and value          Aggressive Strategy
                                              stocks.                                                Balanced Strategy
                                                                                                     Moderate Strategy

                                                                                                     (Underlying Funds:
                                                                                                     Diversified Equity
                                                                                                     Special Growth
                                                                                                     Quantitative Equity
                                                                                                     International Securities)

      .  Securities of Small                 Investments in smaller companies may involve            Equity Aggressive Strategy
         Capitalization Companies             greater risks because these companies generally        Aggressive Strategy
                                              have a limited track record. Smaller companies         Balanced Strategy
                                              often have narrower markets and more limited           Moderate Strategy
                                              managerial and financial resources than larger,
                                              more established companies. As a result, their         (Underlying Fund:
                                              performance can be more volatile, which may            Special Growth)
                                              increase the volatility of a Fund's portfolio.

Fixed-Income Securities                       Prices of fixed-income securities rise and fall        Balanced Strategy
                                              in response to interest rate changes. Generally,       Moderate Strategy
                                              when interest rates rise, prices of fixed-income       Conservative Strategy
                                              securities fall. The longer the duration of the
                                              security, the more sensitive the security is to        (Underlying Funds:
                                              this risk. A 1% increase in interest rates would       Biversified Bond
                                              reduce the value of a $100 note by approximately       Multistrategy Bond
                                              one dollar if it had a one-year duration. There        Short Term Bond)
                                              is also a risk that fixed income securities will
                                              be downgraded in credit rating or go into
                                              default. Lower-rated bonds and bonds with larger
                                              final maturities generally have higher credit
                                              risks.

      .  Non-Investment Grade-                Although lower rated debt securities generally         Aggressive Strategy
         Fixed-Income Securities              offer a higher yield than higher rated debt            Balanced Strategy
                                              securities, they involve higher risks. They are
                                              especially subject to:                                 (Underlying Funds:
                                                                                                     Multistrategy Bond
                                                    .  Adverse changes in general economic           Short Term Bond)
                                                       conditions and in the industries in
                                                       which their issuers are engaged,

                                                    .  Changes in the financial condition of
                                                       their issuers and

                                                    .  Price fluctuations in response to
                                                       changes in interest rates.

                                              As a result, issuers of lower rated debt
                                              securities are more likely than other issuers to
                                              miss principal and interest payments or to
                                              default which could result in a loss to a Fund.

International Securities                      A Fund's return and net asset value may be          Aggressive Strategy
                                              significantly affected by political or economic     Aggressive Strategy
                                              conditions and regulatory requirements in a         Balanced Strategy
                                              particular country. Non-US markets, economies and
                                              political systems may be less stable than US        (Underlying Funds:
                                              markets, and changes in exchange rates of foreign   International Securities
                                              currencies can affect the value of a Fund's         Multistrategy Bond
                                              foreign assets. Non-US laws and accounting          Emerging Markets
                                              standards typically are not as strict as they are   Short Term Bond)
                                              in the US and there may be less public
                                              information available about foreign companies.
                                              Non-US securities markets may be less liquid and
                                              have fewer transactions than US securities
                                              markets. Additionally, international markets may
                                              experience delays and disruptions in securities
                                              settlement procedures for a Fund's portfolio
                                              securities.

      .   Non-US Debt Securities              A Fund's non-US debt securities are typically       Aggressive Strategy
                                              obligations of sovereign governments and            Balanced Strategy
                                              corporations. To the extent that a Fund invests a
                                              significant portion of its assets in a              (Underlying Funds:
                                              concentrated geographic area like Eastern Europe    Multistrategy Bond
                                              or Asia, the Fund will generally have more          Short Term Bond)
                                              exposure to regional economic risks associated
                                              with foreign investments.

      .   Emerging Market Countries           Investments in emerging or developing markets       (Underlying Funds:
                                              involve exposure to economic structures that are    Emerging Markets
                                              generally less diverse and mature, and to           Short Term Bond
                                              political systems which have less stability than    Multistrategy Bond)
                                              those of more developed countries. Emerging
                                              market securities are subject to currency
                                              transfer restrictions and may experience delays
                                              and disruptions in securities settlement
                                              procedures for a Fund's portfolio securities.
                                              These securities are particularly subject to a
                                              risk of default from political instability.

      .  Instruments of US and                Non-US corporations and banks issuing dollar        Balanced Strategy
         Foreign Banks and Branches           denominated instruments in the US are not           Moderate Strategy
         and Foreign Corporations,            necessarily subject to the same regulatory          Conservative Strategy
         Including Yankee Bonds               requirements that apply to US corporations and
                                              banks, such as accounting, auditing and             (Underlying Funds:
                                              recordkeeping standards, the public availability    Diversified Bond
                                              of information and, for banks, reserve              Multistrategy Bond
                                              requirements, loan limitations and examinations.    Short Term Bond)
                                              This adds to the analytical complexity, and may
                                              increase the possibility that a non-US
                                              corporation or bank may become insolvent or
                                              otherwise unable to fulfill its obligations on
                                              these instruments.

Derivatives (e.g. Futures                     If a Fund incorrectly forecasts interest rates in   Balanced Strategy
Contracts, Options on Futures,                using derivatives, the Fund could lose money.       Moderate Strategy
Interest Rate Swaps)                          Price movements of a futures contract, option or    Conservative Strategy
                                              structured note may not be identical to price
                                              movements of portfolio securities or a securities   (Underlying Funds:
                                              index resulting in the risk that, when a Fund       Diversified Bond
                                              buys a futures contract or option as a hedge, the   Multistrategy Bond
                                              hedge

                      may not be completely effective.          Short Term Bond)

Real Estate Securities                          Just as real estate values go up and down, the value    (Underlying Fund:
                                                of the securities of companies involved in the          Real Estate Securities)
                                                industry, and in which a Fund invests, also
                                                fluctuates. A Fund that invests in real estate
                                                securities is also subject to the risks associated
                                                with direct ownership of real estate. Additional risks
                                                include declines in the value of real estate, changes
                                                in general and local economic conditions, increases in
                                                property taxes and changes in tax laws and interest
                                                rates. The value of securities of companies that
                                                service the real estate industry may also be affected
                                                by such risks.

      .   REITs                                 REITs may be affected by changes in the value of the    (Underlying Fund:
                                                underlying properties owned by the REITs and by the     Real Estate Securities)
                                                quality of tenants' credit. Moreover, the underlying
                                                portfolios of REITs may not be diversified, and
                                                therefore are subject to the risk of investing in a
                                                limited number of properties. REITs are also dependent
                                                upon management skills and are subject to heavy cash
                                                flow dependency, defaults by tenants, self-liquidation
                                                and the possibility of failing either to qualify for
                                                tax-free pass through of income under federal tax laws
                                                or to maintain their exemption from certain federal
                                                securities laws.

Municipal Obligations                           Municipal obligations are affected by economic,         Balanced Strategy
                                                business or political developments. These securities    Moderate Strategy
                                                may be subject to provisions of litigation, bankruptcy  Conservative Strategy and other laws affecting the rights and remedies of
                                                creditors, or may become subject to future laws         (Underlying Funds:
                                                extending the time for payment of principal and/or      Diversified Bond
                                                interest, or limiting the rights of municipalities to   Multistrategy Bond
                                                levy taxes.                                             Short Term Bond)

Repurchase Agreements                           Under a repurchase agreement, a bank or broker sells    (Underlying Funds:
                                                securities to a Fund and agrees to repurchase them at   Diversified Bond
                                                the Fund's cost plus interest. If the value of the      Short Term Bond
                                                securities declines and the bank or broker defaults on  Multistrategy Bond)
                                                its repurchase obligation, a Fund could incur a loss.

Exposing Liquidity Reserves to                  By exposing its liquidity reserves to an equity         All Funds
Equity Markets                                  market, principally by use of equity index futures but
                                                also by use of exchange traded and over-the-counter     (Underlying Funds:
                                                options and equity index swaps, a Fund's performance    Diversified Equity
                                                tends to correlate more closely to the performance of   Special Growth
                                                that market as a whole. However, the market             Quantitative Equity
                                                performance of these instruments may not correlate      International Securities
                                                precisely to the performance of a stock market. This    Real Estate Securities
                                                approach increases a Fund's performance if the          Emerging Markets)
                                                particular equity market rises and reduces a Fund's
                                                performance if the particular equity market declines.

Securities Lending                 If a borrower of a Fund's                    (All Underlying Funds)
                                   securities fails financially, the
                                   Fund's recovery of the loaned securities
                                   may be delayed or the Fund may lose
                                   its rights to the collateral which
                                   could result in a loss to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment


      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


       Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


      The Funds offer Class C Shares in this Prospectus.

      Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     For Class C Shares, there is a $1,000 required minimum investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

     Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class C Shares of the Funds.

     Each Fund reserves the right to reject any purchase order for any reason.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.




Offering Dates and Times


     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures


     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.





Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

By Mail or Telephone


      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

      Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

                              HOW TO REDEEM SHARES


      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.


Redemption Dates and Times


      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

       Your redemption proceeds will be paid in one of the following manners:
(1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

     .  The Fund name and account number
     . Details related to the transaction including type and amount . Signatures of all owners exactly as registered on the account . Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts


      Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.

Conservative Strategy Fund--Class C Shares


                                                  Fiscal Year Ended
                                                     October 31,
                                                  -----------------
                                                  2002       2001       2000*       1999**
                                                  ----       ----       -----       ------
Net Asset Value, Beginning of Period ..........             $10.17      $10.12     $ 10.26
                                                            ------      ------     -------
Income From Operations
   Net investment income(a)(b) ................                .42         .31         .43
   Net realized and unrealized gain (loss) ....               (.07)        .07         .04
                                                            ------      ------     -------
      Total income from operations ............                .35         .38         .47
                                                            ------      ------     -------
Distributions
   From net investment income .................               (.42)       (.33)       (.56)
   From net realized gain .....................                 --          --        (.05)
                                                            ------      ------     -------
      Total distributions .....................               (.42)       (.33)       (.61)
                                                            ------      ------     -------
Net Asset Value, End of Period ................             $10.10      $10.17     $ 10.12
                                                            ======      ======     =======
Total Return (%)(c) ...........................               3.49        3.76        4.67

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...              9,850       2,500       1,697
   Ratios to average net assets (%):
      Operating expenses, net(d) ..............               1.00        1.00        1.00
      Operating expenses, gross(d) ............               1.20        1.25        1.25
      Net investment income(c) ................               4.20        3.04        4.77
   Portfolio turnover rate (%) ................              54.86       53.89      125.01


*    For the ten months ended October 31, 2000.
**   For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class C Shares


                                                  Fiscal Year Ended
                                                     October 31,
                                                  -----------------
                                                  2002       2001        2000*      1999**
                                                  ----       ----        -----      ------
Net Asset Value, Beginning of Period ...........           $ 10.20      $ 10.46    $ 10.15
                                                           -------      -------    -------
Income From Operations
   Net investment income(a)(b) .................               .29          .24        .32
   Net realized and unrealized gain (loss) .....              (.58)        (.02)       .48
                                                           -------      -------      ------
      Total income from operations .............              (.29)         .22        .80
                                                           -------      -------    -------
Distributions
   From net investment income ..................              (.30)        (.28)      (.40)
   From net realized gain ......................              (.02)        (.20)      (.09)
                                                           -------      -------    -------
      Total distributions ......................              (.32)        (.48)      (.49)
                                                           -------      -------    -------
Net Asset Value, End of Period .................           $  9.59      $ 10.20    $ 10.46
                                                           =======      =======    =======
Total Return (%)(c) ............................             (2.87)        2.20       8.03

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ....            20,859       10,392      4,139
   Ratios to average net assets (%):
      Operating expenses, net(d) ...............              1.00         1.00       1.00
      Operating expenses, gross(d) .............              1.20         1.25       1.25
      Net investment income(c) .................              2.95         2.30       3.35

   Portfolio turnover rate (%) .................             42.49        39.55     120.04


*    For the ten months ended October 31, 2000.
**   For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class C Shares


                                                                     Fiscal Year Ended
                                                                        October 31,
                                                                   ---------------------
                                                                      2002        2001         2000*      1999**
                                                                      ----        ----         -----      ------
Net Asset Value, Beginning of Period ...........................                $  10.20      $ 10.72    $  10.26
                                                                                --------      -------    --------

Income From Operations .........................................
  Net investment income(a)(b) ..................................                     .16          .15         .25
  Net realized and unrealized gain (loss) ......................                   (1.09)        (.11)        .70
                                                                                --------      -------    --------
    Total income from operations ...............................                    (.93)         .04         .95
                                                                                --------      -------    --------

Distributions
  From net investment income ...................................                    (.20)        (.24)       (.37)
  From net realized gain .......................................                    (.03)        (.32)       (.12)
                                                                                --------      -------    --------
    Total distributions ........................................                    (.23)        (.56)       (.49)
                                                                                --------      -------    --------

Net Asset Value, End of Period .................................                $   9.04      $ 10.20    $  10.72
                                                                                ========      =======    ========
Total Return (%)(c) ............................................                   (9.25)         .43        9.53

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) .....................                 136,748       81,188      39,325
  Ratios to average net assets (%):
    Operating expenses, net(d) .................................                    1.00         1.00        1.00
    Operating expenses, gross(d) ...............................                    1.20         1.25        1.25
    Net investment income(c) ...................................                    1.71         1.43        2.96

  Portfolio turnover rate (%) ..................................                   33.42        31.70       64.63


  *   For the ten months ended October 31, 2000.
  **  For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class C Shares


                                                                     Fiscal Year Ended
                                                                        October 31,
                                                                   ---------------------
                                                                      2002        2001         2000*      1999**
                                                                      ----        ----         -----      ------
Net Asset Value, Beginning of Period ...........................                $  10.35      $ 11.15    $  10.11
                                                                                --------      -------    --------

Income From Operations
  Net investment income(a)(b) ..................................                     .05          .05         .13
  Net realized and unrealized gain (loss) ......................                   (1.80)        (.29)       1.36
                                                                                --------      -------    --------
    Total income from operations ...............................                   (1.75)        (.24)       1.49
                                                                                --------      -------    --------

Distributions
  From net investment income ...................................                    (.10)        (.18)       (.29)
  From net realized gain .......................................                    (.04)        (.38)       (.16)
                                                                                --------      -------    --------
    Total distributions ........................................                    (.14)        (.56)       (.45)
                                                                                --------      -------    --------
Net Asset Value, End of Period .................................                $   8.46      $ 10.35    $  11.15
                                                                                ========      =======    ========
Total Return (%)(c) ............................................                  (17.06)       (2.15)      15.21

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) .....................                  80,514       67,296      29,365
  Ratios to average net assets (%):
    Operating expenses, net(d) .................................                    1.00         1.00        1.00
    Operating expenses, gross(d) ...............................                    1.20         1.25        1.25
  Net investment income(c) .....................................                     .53          .43        1.50

  Portfolio turnover rate (%) ..................................                   13.12        40.57       71.44


  *   For the ten months ended October 31, 2000.
  **  For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class C Shares


                                                                                 Fiscal Year Ended
                                                                                    October 31,
                                                                             --------------------------
                                                                                 2002         2001         2000*        1999**
                                                                                 ----         ----         -----        ------
Net Asset Value, Beginning of Period ......................................                   $ 10.24     $ 11.38      $  9.80
                                                                                              -------     -------      -------

Income From Operations
   Net investment income (loss)(a)(b) .....................................                      (.04)       (.04)         .06
   Net realized and unrealized gain (loss) ................................                     (2.30)       (.35)        1.98
                                                                                              -------     -------      -------
      Total income from operations ........................................                     (2.34)       (.39)        2.04
                                                                                              -------     -------      -------
Distributions
   From net investment income .............................................                      (.12)       (.14)        (.30)
   From net realized gain .................................................                      (.08)       (.61)        (.16)
                                                                                              -------     -------      -------
      Total distributions .................................................                      (.20)       (.75)        (.46)
                                                                                              -------     -------      -------
Net Asset Value, End of Period ............................................                   $  7.70     $ 10.24      $ 11.38
                                                                                              =======     =======      =======
Total Return (%)(c) .......................................................                    (23.24)      (3.37)       21.26
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...............................                    40,982      43,005       15,860
   Ratios to average net assets (%):
      Operating expenses, net(d) ..........................................                      1.00        1.00         1.00
      Operating expenses, gross(d) ........................................                      1.20        1.25         1.25
      Net investment income (loss)(c) .....................................                      (.45)       (.35)         .59

   Portfolio turnover rate (%) ............................................                     47.86       58.41        76.20


   *    For the ten months ended October 31, 2000.
   ** For the period February 11, 1999 (commencement of sale) to December 31, 1999.
   (a)  Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c)  Periods less than one year are not annualized.
   (d)  The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Funds invest.

                             Diversified Equity Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
         80202.


     MFS Institutional Advisors, Inc., 500 Boylston Street, 21/st/ Floor,
         Boston, MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
         30326-3248.


     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
         Street N.E., Atlanta, GA 30308.

     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
         53051.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
         10019.


     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
         PA 19312-2414.


     Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                            Quantitative Equity Fund

     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

     Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
         Boston, MA 02110-4104.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
         York, NY 10036.

                               Special Growth Fund

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
         Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

     Goldman Sachs Asset Management, a unit of the Investment Management
         Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

     Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
         98101.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
         10019.

     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
         York, NY 10036-9998.

                           Real Estate Securities Fund

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
         Lane, Boston, MA 02210-2021.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
         Floor, Chicago IL 60611.

     Security Capital Research & Management Incorporated, 11 South LaSalle
         Street, 2nd Floor, Chicago, IL 60603.

                          International Securities Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
         10022.

     Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
         Angeles, CA 90025.

     Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
         6EE England.

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
         60611-2703.

     Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
         02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
         Wilmington, DE 19801-1165.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
         WA 98004.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
         Boston, MA 02110.

     The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
         Boston, MA 02108-4402.

                              Emerging Markets Fund


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
         Street, London EC2A 2NY England.

     Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.




     Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
         Floor, New York, NY 10019.


     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


                              Diversified Bond Fund

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
         Chicago, IL 60606.


     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.


     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
         York, NY 10036-9998.

                             Multistrategy Bond Fund

     Delaware Management Company, a series of Delaware Management Business
         Trust, 2005 Market Street, Philadelphia, PA 19103-7094.


     Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite
         1100,W. Conshohocken, PA 19428-2899.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.

     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
         York, NY 10036-9998.

                              Short Term Bond Fund

     BlackRock Financial Management, Inc., 40 East 52nd Street, New York, NY
         10022.

     Merganser Capital Management LP, One Cambridge Center, Suite 402,
         Cambridge, MA 02142-1611.


     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.


     STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
         Barbara, CA 93101-2143.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
  Class C Shares:
  Conservative Strategy Fund
  Moderate Strategy Fund
  Balanced Strategy Fund
  Aggressive Strategy Fund
  Equity Aggressive Strategy Fund


                                    Distributor: Russell Fund Distributors, Inc.
LOGO                                                       SEC File No. 811-3153

                                                                36-08-066 (0203)

                                                FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS(R) FUNDS

         LifePoints(R) Funds

         PROSPECTUS
         CLASS D SHARES:
         CONSERVATIVE STRATEGY FUND
         MODERATE STRATEGY FUND
         BALANCED STRATEGY FUND
         AGGRESSIVE STRATEGY FUND
         EQUITY AGGRESSIVE STRATEGY FUND

         _________________, 2003


         909 A STREET, TACOMA WA  98402 . 800-787-7354

         As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                                Table of Contents


Risk/Return Summary ..................................................................  1
   Investment Objective ..............................................................  1
   Principal Investment Strategies ...................................................  2
   Principal Risks ...................................................................  2
   Performance .......................................................................  3
   Fees and Expenses .................................................................  9
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ............... 13
Management of the Funds and Underlying Funds ......................................... 14
The Money Managers for the Underlying Funds .......................................... 16
Investment Objective and Principal Investment Strategies of the Underlying Funds ..... 17
Risks ................................................................................ 28
Dividends and Distributions .......................................................... 32
Taxes ................................................................................ 32
How Net Asset Value is Determined .................................................... 33
Distribution and Shareholder Servicing Arrangements .................................. 33
How to Purchase Shares ............................................................... 34
Exchange Privilege ................................................................... 35
How to Redeem Shares ................................................................. 35
Payment of Redemption Proceeds ....................................................... 36
Other Things to Know About Share Transactions ........................................ 36
Financial Highlights ................................................................. 38
Money Manager Information ............................................................ 43

                               RISK/RETURN SUMMARY

                              Investment Objective

Conservative Strategy    seeks to achieve moderate total rate of return through
Fund                     low capital appreciation and reinvestment of a high
                         level of current income.

Moderate Strategy        seeks to achieve moderate long-term capital
Fund                     appreciation with high current income, while
                         recognizing the possibility of moderate fluctuations in year-to-year market values.

Balanced Strategy        seeks to achieve a moderate level of current income
Fund                     and, over time, above-average capital appreciation with
                         moderate risk.

Aggressive Strategy      seeks to achieve high, long-term capital appreciation
Fund                     with low current income, while recognizing the
                         possibility of substantial fluctuations in year-to-year market values.

Equity Aggressive        seeks to achieve high, long-term capital appreciation,
Strategy Fund            while recognizing the possibility of  high fluctuations
                         in year-to-year market values.

                         Principal Investment Strategies

         Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.


         Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                                                        Equity
                                            Conservative Moderate Balanced Aggressive Aggressive
                                              Strategy   Strategy Strategy  Strategy   Strategy
Underlying Fund                                 Fund       Fund     Fund      Fund       Fund
---------------                                 ----       ----     ----      ----       ----
Diversified Equity Fund ..................        7%        11%      16%       23%        29%
Special Growth Fund ......................       --          3%       4%        5%         6%
Quantitative Equity Fund .................        7%        11%      16%       23%        29%
International Securities Fund ............        3%        11%      15%       19%        24%
Diversified Bond Fund ....................       22%        27%      20%       --         --
Short Term Bond Fund .....................       58%        33%      --        --         --
Multistrategy Bond Fund ..................       --         --       20%       20%        --
Real Estate Securities Fund ..............        3%         4%       6%        6%         7%
Emerging Markets Fund ....................       --         --        3%        4%         5%

         Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.


         Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

         Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                 Principal Risks


         You should consider the following factors before investing in a Fund:

         . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

         . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.


         . The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.


         . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

         . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

         . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

         The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class D Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class D Shares are set forth below the bar charts.

         The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

         Each Fund first issued Class D Shares on March 24, 1998. Performance shown for Class D Shares prior to that date is the performance of the Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower.

         Past performance, both before-tax and after-tax, is no indication of future results.

                           Conservative Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D

                                     [CHART]

                            1998                7.47%
                            1999                5.18%
                            2000                5.58%
                            2001                3.89%
                            2002


                         Best Quarter:  ______% (__Q/__)
                         Worst Quarter: (______%) (__Q/__)


---------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                  Since
   for the periods ended December 31, 2002                                    1 Year  5 Years  Inception*
   ----------------------------------------                                   ------  -------  ----------
   Return Before Taxes, Class D .............................................      %        %          %

   Return After Taxes on Distributions, Class D .............................      %        %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D .....      %        %          %


   Merrill Lynch 1-2.99 Year Treasury Index .................................      %        %          %

   Lehman Brothers Aggregate Bond Index .....................................      %        %          %

   Conservative Strategy Composite Index# ...................................      %        %          %
---------------------------------------------------------------------------------------------------------

*    Commenced operations by issuing Class E Shares on November 7, 1997.

# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% MSCI EAFE Index, 5% NAREIT Equity REIT Index and 1% MSCI Emerging Markets Free Index.

                             Moderate Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D

                                     [CHART]

                            1998                9.91%
                            1999                8.40%
                            2000                2.88%
                            2001               -0.14%
                            2002


                         Best Quarter:  ______% (__Q/__)
                         Worst Quarter: (______%) (__Q/__)


-------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                      Since
   for the periods ended December 31, 2002                                      1 Year   5 Years   Inception*
   ---------------------------------------                                      ------   -------   ----------
   Return Before Taxes, Class D .............................................         %         %          %

   Return After Taxes on Distributions, Class D .............................         %         %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D .....         %         %          %


   Merrill Lynch 1-2.99 Year Treasury Index .................................         %         %          %

   Lehman Brothers Aggregate Bond Index .....................................         %         %          %

   Russell 1000(R) Index ....................................................         %         %          %

   Moderate Strategy Composite Index# .......................................         %         %          %
-------------------------------------------------------------------------------------------------------------

*    Commenced operations by issuing Class E Shares on October 2, 1997.

# The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% MSCI EAFE Index, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% MSCI Emerging Markets Free Index.

                             Balanced Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D

                                     [CHART]

                            1998               11.54%
                            1999               11.64%
                            2000                0.11%
                            2001               -4.31%
                            2002


                         Best Quarter:  ______%  (__Q/__)
                         Worst Quarter: (_____%) (__Q/__)


-----------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                    Since
   for the periods ended December 31, 2002                                      1 Year  5 Years  Inception*
   ---------------------------------------                                      ------  -------  ----------
   Return Before Taxes, Class D ..............................................       %        %           %

   Return After Taxes on Distributions, Class D ..............................       %        %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D ......       %        %           %


   Lehman Brothers Aggregate Bond Index ......................................       %        %           %

   Russell 1000(R)Index ......................................................       %        %           %

   MSCI EAFE Index ...........................................................       %        %           %

   Balanced Strategy Composite Index# ........................................       %        %           %
-----------------------------------------------------------------------------------------------------------

*    Commenced operations by issuing Class E Shares on September 16, 1997.

# The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% MSCI EAFE Index, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% MSCI Emerging Markets Free Index.

                            Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D

                                     [CHART]

                            1998               11.52%
                            1999               17.69%
                            2000               -4.14%
                            2001               -8.54%
                            2002


                         Best Quarter:   ______%  (__Q/__)
                         Worst Quarter: (______%) (__Q/__)


-----------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                    Since
   For the periods ended December 31, 2002                                      1 Year  5 Years  Inception*
   ---------------------------------------                                      ------  -------  ----------
   Return Before Taxes, Class D ..............................................       %        %           %

   Return After Taxes on Distributions, Class D ..............................       %        %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D ......       %        %           %


   Russell 1000(R)Index ......................................................       %        %           %

   MSCI EAFE Index ...........................................................       %        %           %

   Lehman Brothers Aggregate Bond Index ......................................       %        %           %

   Aggressive Strategy Composite Index# ......................................       %        %           %
-----------------------------------------------------------------------------------------------------------

*    Commenced operations by issuing Class E Shares on September 16, 1997.

# The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% MSCI EAFE Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 5% NAREIT Equity REIT Index.

                         Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D

                                    [CHART]

                            1998               13.69%
                            1999               21.58%
                            2000               -7.02%
                            2001              -12.48%
                            2002


                         Best Quarter:  ______%  (__Q/__)
                         Worst Quarter: (_____%) (__Q/__)


------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                     Since
   for the periods ended December 31, 2002                                      1 Year   5 Years  Inception*
   ---------------------------------------                                      ------   -------  ----------
   Return Before Taxes, Class D ..............................................       %         %           %

   Return After Taxes on Distributions, Class D ..............................       %         %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D ......       %         %           %


   Russell 1000(R)Index ......................................................       %         %           %

   MSCI EAFE Index ...........................................................       %         %           %

   Equity Aggressive Strategy Composite Index# ...............................       %         %           %
------------------------------------------------------------------------------------------------------------

*    Commenced operations by issuing Class E Shares on September 30, 1997.

# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% MSCI EAFE Index, 10% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 5% NAREIT Equity REIT Index.

                                Fees and Expenses

       The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                           Maximum Sales
                                                          Maximum Sales    Charge (Load)      Maximum
                                                          Charge (Load)     Imposed on    Deferred Sales
                                                           Imposed on       Reinvested        Charge       Redemption   Exchange
                                                            Purchases        Dividends        (Load)          Fees        Fees
                                                            ---------        ---------        ------          ----        ----
All Funds, Class D ....................................       None             None            None           None        None


                        Annual Fund Operating Expenses##
                 (expenses that were deducted from Fund assets)
                                (% of net assets)


                                                                             Other       Total
                                                                            Expenses     Gross
                                                                          (reflecting    Annual                       Total Net
                                                           Distribution   Shareholder     Fund        Fee Waivers    Annual Fund
                                               Advisory       (12b-1)      Servicing    Operating     and Expense     Operating
                                                  Fee         Fees***        Fees)      Expenses    Reimbursements#   Expenses*
                                                  ---         -------        -----      --------    ---------------   ---------
Class D Shares**
   Conservative Strategy Fund ...............    0.20%         0.25%           %            %              %              %
   Moderate Strategy Fund ...................    0.20%         0.25%           %            %              %              %
   Balanced Strategy Fund ...................    0.20%         0.25%           %            %              %              %
   Aggressive Strategy Fund .................    0.20%         0.25%           %            %              %              %
   Equity Aggressive Strategy Fund ..........    0.20%         0.25%           %            %              %              %


   * The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

   ** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

   *** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class D Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


   # FRIMCo has contractually agreed to waive, at least through _____________, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.


   ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


Direct Expenses


       No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through ____________________), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

       A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through _________________ and may be renewed thereafter.

Indirect Expenses


     Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2002).


     As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.


                                                              Total Net Operating
Underlying Fund (Class S Shares)                                Expense Ratios
--------------------------------                                --------------
Diversified Equity Fund .....................................         %
Special Growth Fund .........................................         %
Quantitative Equity Fund ....................................         %
International Securities Fund ...............................         %
Diversified Bond Fund .......................................         %
Short Term Bond Fund ........................................         %
Multistrategy Bond Fund .....................................         %
Real Estate Securities Fund .................................         %
Emerging Markets Fund .......................................         %



     The Total Net Operating Expense Ratios for certain of the Underlying Funds are net of fee waivers. For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ___________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


     Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                       Class D
                                                                       -------
Conservative Strategy Fund .........................................      %
Moderate Strategy Fund .............................................      %
Balanced Strategy Fund .............................................      %
Aggressive Strategy Fund ...........................................      %
Equity Aggressive Strategy Fund ....................................      %



     Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2002 (which differs slightly from each Fund's current investment in the Underlying Funds set forth at the beginning of this Prospectus). These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ________________________.


     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                                         1 Year    3 Years    5 Years   10 Years
                                                                         ------    -------    -------   --------
Class D
   Conservative Strategy Fund ......................................          $          $          $          $
   Moderate Strategy Fund ..........................................
   Balanced Strategy Fund ..........................................
   Aggressive Strategy Fund ........................................
   Equity Aggressive Strategy Fund .................................


                         SUMMARY COMPARISON OF THE FUNDS

     The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:

                                                                            Capital                    Possibility of
                                Fund                                      Appreciation     Income       Fluctuation
--------------------------------------------------------------------     --------------  ----------   ----------------
Conservative Strategy Fund .........................................     Low             High         Low
Moderate Strategy Fund .............................................     Moderate        High         Moderate
Balanced Strategy Fund .............................................     Moderate        Moderate     Moderate
Aggressive Strategy Fund ...........................................     High            Low          High
Equity Aggressive Strategy Fund ....................................     High            Low          High

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:



                                   [PIE CHART]

                                  Conservative

Diversified Equity                                               7%
Quantitative Equity                                              7%
Special Growth                                                   0%
International Securities                                         3%
Emerging Markets                                                 0%
Diversified Bond                                                22%
Multistrategy Bond                                               0%
Short Term Bond                                                 58%
Real Estate Securities                                           3%

                                  [PIE CHART]

                                    Moderate
Diversified Equity                                              11%
Quantitative Equity                                             11%
Special Growth                                                   3%
International Securities                                        11%
Emerging Markets                                                 0%
Diversified Bond                                                27%
Multistrategy Bond                                               0%
Short Term Bond                                                 33%
Real Estate Securities                                           4%

                                  [PIE CHART]

                                    Balanced

Diversified Equity                                              16%
Quantitative Equity                                             16%
Special Growth                                                   4%
International Securities                                        15%
Emerging Markets                                                 3%
Diversified Bond                                                20%
Multistrategy Bond                                              20%
Short Term Bond                                                  0%
Real Estate Securities                                           6%

                                  [PIE CHART]

                                   Aggressive

Diversified Equity                                              23%
Quantitative Equity                                             23%
Special Growth                                                   5%
International Securities                                        19%
Emerging Markets                                                 4%
Diversified Bond                                                 0%
Multistrategy Bond                                              20%
Short Term Bond                                                  0%
Real Estate Securities                                           6%

                                  [PIE CHART]

                                   All Equity

Diversified Equity                                              29%
Quantitative Equity                                             29%
Special Growth                                                   6%
International Securities                                        24%
Emerging Markets                                                 5%
Diversified Bond                                                 0%
Multistrategy Bond                                               0%
Short Term Bond                                                  0%
Real Estate Securities                                           7%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                  MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS


     The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.


     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

     . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


     . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.


     . Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

     . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

     . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.


     . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


     . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

     . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.


     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and Iternational Securities Funds.

     . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its ______% advisory fee for each Fund through ________________.


     In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

     The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.


     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ____________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underyling Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underyling Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

DIVERSIFIED EQUITY FUND

     Investment Objective    To provide income and capital growth by investing
                             principally in equity securities.

     Principal Investment    The Diversified Equity Fund invests primarily in
     Strategies              common stocks of medium and large  capitalization
                             companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                             The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                             The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                 .  Growth Style emphasizes investments in
                                    equity securities of companies with
                                    above-average earnings growth prospects.


                                 . Value Style emphasizes investments in equity securities of companies that appear to o be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


                                 . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                             Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                             When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                             The Fund intends to be fully invested at all times.

                             Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                             The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                             From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND

     Investment Objective    To maximize total return primarily through capital
                             appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

     Principal Investment    The Special Growth Fund invests primarily in common
     Strategies              stocks of small and medium capitalization
                             companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                             The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                             The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                                 .  Growth Style emphasizes investments in
                                    equity securities of companies with
                                    above-average earnings growth prospects.


                                 . Value Style emphasizes investments in equity securities of companies that appear to o be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


                                 . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

                             When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and rice volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                             The Fund intends to be fully invested at all times.

                             Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                             A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                             The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                             From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND

     Investment Objective    To provide a total return greater than the total
                             return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     Principal Investment    The Quantitative Equity Fund invests primarily in
     Strategies              common stocks of medium and large capitalization
                             companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                             The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                             The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                             The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                             When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                             Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                             The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                             The Fund intends to be fully invested at all times.

                             Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                             The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                             From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND

     Investment Objective    To provide favorable total return and additional
                             diversification for US investors.

     Principal Investment    The International Securities Fund invests primarily
     Strategies              in equity securities issued by companies domiciled
                             outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.
                             Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                            The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                            The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                                . Value Style emphasizes investments in equity securities of companies that appear to o be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                                . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND

    Investment Objective    To provide effective diversification against
                            equities and a stable level of cash flow by investing in fixed-income securities.

    Principal Investment    The Diversified Bond Fund invests primarily in
    Strategies              investment grade fixed-income securities. Fixed
                            income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                            The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                            The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

    Investment Objective    The preservation of capital and the generation of
                            current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

    Principal Investment    The Short Term Bond Fund invests primarily in
    Strategies              fixed-income securities. Fixed income securities,
                            also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                            The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                            The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                            The Fund employs multiple money managers, each with its own expertise in the fixed income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND

    Investment Objective    To provide maximum total return primarily through
                            capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

    Principal Investment    The Multistrategy Bond Fund invests primarily in
    Strategies              fixed-income securities. Fixed income securities,
                            also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                            The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


                            The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                            The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                            The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND

     Investment Objective   To generate a high level of total return through
                            above average current income while maintaining the potential for capital appreciation.

     Principal Investment   The Real Estate Securities Fund seeks to achieve its
     Strategies             objective by concentrating its investments primarily
                            in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                            The 80% investment requirement applies at the time the Fund invests its assets.



                            The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                            The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded funds or mutual funds.

                            This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND

     Investment Objective   To provide maximum total return primarily through
                            capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     Principal Investment   The Emerging Markets Fund will primarily invest in
     Strategies             equity securities of companies that are located in
                            countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the
                            Fund's operations, an "emerging market country" is a country having an economy and market that the World
                            Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging
                            Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                            The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                            The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                            Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                            The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.


      Risk Associated With                                Description                                      Relevant Fund
----------------------------------   -------------------------------------------------------       ------------------------------
Multi-Manager Approach               The investment styles employed by a Fund's money              All Funds
                                     managers may not be complementary. The interplay of           (All Underlying Funds)
                                     the various strategies employed by a Fund's multiple
                                     money managers may result in a Fund holding a
                                     concentration of certain types of securities. This
                                     concentration may be beneficial or detrimental to a
                                     Fund's performance depending upon the performance of
                                     those securities and the overall economic
                                     environment. The multi-manager approach could result
                                     in a high level of portfolio turnover, resulting in
                                     higher Fund brokerage expenses and increased tax
                                     liability from a Fund's realization of capital gains.

Equity Securities                    The value of equity securities will rise and fall in          Equity Aggressive Strategy
                                     response to the activities of the company that issued         Aggressive Strategy
                                     the stock, general market conditions and/ or economic         Balanced Strategy
                                     conditions.                                                   Moderate Strategy
                                                                                                   (Underlying Funds:
                                                                                                   Diversified Equity
                                                                                                   Special Growth
                                                                                                   Quantitative Equity
                                                                                                   International Securities
                                                                                                   Real Estate Securities
                                                                                                   Emerging Markets)

     .   Value Stocks                Investments in value stocks are subject to risks that         Equity Aggressive Strategy
                                     (i) their intrinsic values may never be realized by           Aggressive Strategy
                                     the market or (ii) such stock may turn out not to             Balanced Strategy
                                     have been undervalued.                                        Moderate Strategy
                                                                                                   (Underlying Funds:
                                                                                                   Diversified Equity
                                                                                                   Special Growth
                                                                                                   Quantitative Equity
                                                                                                   International Securities)

     . Growth Stocks                  Growth company stocks may provide minimal dividends          Equity Aggressive Strategy
                                      which could otherwise cushion stock prices in a              Aggressive  Strategy
                                      market decline. The value of growth company stocks           Balanced Strategy
                                      may rise and fall significantly based, in part, on           Moderate Strategy
                                      investors' perceptions of the company, rather than on
                                      fundamental analysis of the stocks.                          (Underlying Funds:
                                                                                                   Diversified Equity
                                                                                                   Special Growth
                                                                                                   International Securities)

     .   Market-Oriented             Market-oriented investments are generally subject to          Equity Aggressive Strategy
         Investments                 the risks associated with growth and value stocks.            Aggressive Strategy
                                                                                                   Balanced Strategy
                                                                                                   Moderate Strategy

                                                                                                   (Underlying Funds:
                                                                                                   Diversified Equity
                                                                                                   Special Growth
                                                                                                   Quantitative Equity
                                                                                                   International Securities)

     .   Securities of Small         Investments in smaller companies may involve greater          Equity Aggressive Strategy
         Capitalization              risks because these companies generally have a                Aggressive Strategy
         Companies                   limited track record. Smaller companies often have            Balanced Strategy
                                     narrower markets and more limited managerial and              Moderate Strategy
                                     financial resources than larger, more established
                                     companies. As a result, their performance can be              (Underlying Fund:
                                     more volatile, which may increase the volatility of           Special Growth)
                                     a Fund's portfolio.

Fixed-Income Securities              Prices of fixed-income securities rise and fall in            Balanced Strategy
                                     response to interest rate changes. Generally, when            Moderate Strategy
                                     interest rates rise, prices of fixed-income                   Conservative Strategy
                                     securities fall. The longer the duration of the
                                     security, the more sensitive the security is to this          (Underlying Funds:
                                     risk. A 1% increase in interest rates would reduce            Diversified Bond
                                     the value of a $100 note by approximately one dollar          Multistrategy Bond
                                     if it had a one-year duration. There is also a risk           Short Term Bond)
                                     that fixed income securities will be downgraded in
                                     credit rating or go into default. Lower-rated bonds
                                     and bonds with larger final maturities generally
                                     have higher credit risks.

     .   Non-Investment Grade        Although lower rated debt securities generally offer          Aggressive Strategy
         Fixed-Income Securities     a higher yield than higher rated debt securities,             Balanced Strategy
                                     they involve higher risks. They are especially
                                     subject to:                                                   (Underlying Funds:
                                                                                                   Multistrategy Bond
                                         .   Adverse changes in general economic                   Short Term Bond)
                                             conditions and in the industries in which
                                             their issuers are engaged,

                                         .   Changes in the financial condition of their
                                             issuers and

                                         .   Price fluctuations in response to changes
                                             in interest rates.

                                     As a result, issuers of lower rated debt securities
                                     are more likely than other issuers to miss principal
                                     and interest payments or to default which could result
                                     in a loss to a Fund.

International Securities             A Fund's return and net asset value may be                    Equity Aggressive Strategy
                                     significantly affected by political or economic               Aggressive Strategy Balanced
                                     conditions and regulatory requirements in a                   Strategy
                                     particular country. Non-US markets, economies and
                                     political systems may be less stable than US markets,         (Underlying Funds: International
                                     and changes in exchange rates of foreign currencies           Securities Multistrategy Bond
                                     can affect the value of a Fund's foreign assets.              Emerging Markets
                                     Non-US laws and accounting standards typically are not        Short Term Bond)
                                     as strict as they are in the US and there may be less
                                     public information available about foreign companies.
                                     Non-US securities markets may be less liquid and have
                                     fewer transactions than US securities markets.
                                     Additionally, international markets may experience
                                     delays and disruptions in securities settlement
                                     procedures for a Fund's portfolio securities.

      .   Non-US Debt                A Fund's non-US debt securities are typically                 Aggressive Strategy Balanced
          Securities                 obligations of sovereign governments and corporations.        Strategy
                                     To the extent that a Fund invests a significant
                                     portion of its assets in a concentrated geographic           (Underlying Funds:
                                     area like Eastern Europe or Asia, the Fund will               Multistrategy Bond
                                     generally have more exposure to regional economic             Short Term Bond)
                                     risks associated with foreign investments.

      .   Emerging Market            Investments in emerging or developing markets involve         (Underlying Funds: Emerging
          Countries                  exposure to economic structures that are generally            Markets Short Term Bond
                                     less diverse and mature, and to political systems             Multistrategy Bond)
                                     which have less stability than those of more developed
                                     countries. Emerging market securities are subject to
                                     currency transfer restrictions and may experience
                                     delays and disruptions in securities settlement
                                     procedures for a Fund's portfolio securities. These
                                     securities are particularly subject to a risk of
                                     default from political instability.

      .   Instruments of US and      Non-US corporations and banks issuing dollar                  Balanced Strategy Moderate
          Foreign Banks and          denominated instruments in the US are not                     Strategy Conservative Strategy
          Branches and Foreign       necessarily subject to the same regulatory requirements
          Corporations, Including    that apply to US corporations and banks, such as              (Underlying Funds: Diversified
          Yankee Bonds               accounting, auditing and recordkeeping standards, the         Bond Multistrategy Bond
                                     public availability of information and, for banks, reserve    Sort Term Bond)
                                     requirements, loan limitations and examinations. This
                                     adds to the analytical complexity, and may increase
                                     the possibility that a non-US corporation or bank may
                                     become insolvent or otherwise unable to fulfill its
                                     obligations on these instruments.

Derivatives (e.g. Futures            If a Fund incorrectly forecasts interest rates in          Balanced Strategy Moderate
Contracts, Options on Futures,       using derivatives, the Fund could lose money. Price        Strategy Conservative Strategy
Interest Rate Swaps)                 movements of a futures contract, option or structured
                                     note may not be identical to price movements of            (Underlying Funds: Diversified
                                     portfolio securities or a securities index resulting       Bond Multistrategy Bond
                                     in the risk that, when a Fund buys a futures contract      Short Term Bond)
                                     or option as a hedge, the hedge may not be completely
                                     effective.

Real Estate Securities              Just as real estate values go up and down, the value           (Underlying Fund:
                                    of the securities of companies involved in the                  Real Estate Securities)
                                    industry, and in which a Fund invests, also
                                    fluctuates. A Fund that invests in real estate
                                    securities is also subject to the risks associated
                                    with direct ownership of real estate. Additional risks
                                    include declines in the value of real estate, changes
                                    in general and local economic conditions, increases in
                                    property taxes and changes in tax laws and interest
                                    rates. The value of securities of companies that
                                    service the real estate industry may also be affected
                                    by such risks.

     .   REITs                      REITs may be affected by changes in the value of the           (Underlying Fund:
                                    underlying properties owned by the REITs and by the            Real Estate Securities)
                                    quality of tenants' credit. Moreover, the underlying
                                    portfolios of REITs may not be diversified, and
                                    therefore are subject to the risk of investing in a
                                    limited number of properties. REITs are also dependent
                                    upon management skills and are subject to heavy cash
                                    flow dependency, defaults by tenants, self-liquidation
                                    and the possibility of failing either to qualify for
                                    tax-free pass through of income under federal tax laws
                                    or to maintain their exemption from certain federal
                                    securities laws.

Municipal Obligations               Municipal obligations are affected by economic,                Balanced Strategy
                                    business or political developments. These securities           Moderate Strategy
                                    may be subject to provisions of litigation, bankruptcy         Conservative Strategy
                                    and other laws affecting the rights and remedies of
                                    creditors, or may become subject to future laws                (Underlying Funds:
                                    extending the time for payment of principal and/or             Diversified Bond
                                    interest, or limiting the rights of municipalities to          Multistrategy Bond
                                    levy taxes.                                                    Short Term Bond)

Repurchase Agreements               Under a repurchase agreement, a bank or broker sells           (Underlying Funds:
                                    securities to a Fund and agrees to repurchase them at          Diversified Bond
                                    the Fund's cost plus interest. If the value of the             Short Term Bond
                                    securities declines and the bank or broker defaults on         Multistrategy Bond)
                                    its repurchase obligation, a Fund could incur a loss.

Exposing Liquidity Reserves         By exposing its liquidity reserves to an equity                All Funds
to Equity Markets                   market, principally by use of equity index futures but
                                    also by use of exchange traded and over-the-counter            (Underlying Funds:
                                    options and equity index swaps, a Fund's performance           Diversified Equity
                                    tends to correlate more closely to the performance of          Special Growth
                                    that market as a whole. However, the market                    Quantitative Equity
                                    performance of these instruments may not correlate             International Securities
                                    precisely to the performance of a stock market. This           Real Estate Securities
                                    approach increases a Fund's performance if the                 Emerging Markets)
                                    particular equity market rises and reduces a Fund's
                                    performance if the particular equity market declines.

Securities Lending                   If a borrower of a Fund's securities fails                    (All Underlying Funds)
                                     financially, the Fund's recovery of the loaned
                                     securities may be delayed or the Fund may lose its
                                     rights to the collateral which could result in a


                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.


Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).


Valuation of Portfolio Securities

      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

       Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

      The Funds offer Class D Shares in this Prospectus.




      Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


      For Class D Shares, there is a $250,000 required minimum investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

      Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class D Shares of the Funds.

      Each Fund reserves the right to reject any purchase order for any reason.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

      All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


      Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.



Offering Dates and Times

      Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.




Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

By Mail or Telephone

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.



      Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.



      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.



Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.



      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.


                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.




Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.



      You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.



                         PAYMENT OF REDEMPTION PROCEEDS



      Your redemption proceeds will be paid in one of the following manners:
(1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS



Written Instructions

      The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:



        . The Fund name and account number
        . Details related to the transaction including type and amount . Signatures of all owners exactly as registered on the account . Any supporting legal documentation that may be required



Responsibility for Fraud

      Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.



Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The information in the following tables represents the Financial Highlights for the Funds' Class D Shares for the periods shown.

Conservative Strategy Fund--Class D Shares

                                                         Fiscal Year Ended                          Year Ended
                                                             October 31,                            December 31,
                                                     --------------------------                     ------------
                                                           2002         2001        2000*        1999        1998**
                                                           ----         ----        -----        ----        ------
Net Asset Value, Beginning of Period ...............                   $10.21      $10.16       $10.25       $10.20
                                                                       ------      ------       ------       ------
Income From Operations
   Net investment income(a)(b) .....................                      .44         .33          .44          .32
   Net realized and unrealized gain (loss) .........                     (.03)        .09          .08          .06
                                                                       ------      ------       ------       ------
      Total income from operations .................                      .41         .42          .52          .38
                                                                       ------      ------       ------       ------
                                                                           --          --         (.05)          --
                                                                       ------      ------       ------       ------
Distributions
   From net investment income ......................                     (.45)       (.37)        (.56)        (.33)
   From net realized gain ..........................                       --          --         (.05)          --
                                                                       ------      ------       ------       ------
      Total distributions ..........................                     (.45)       (.37)        (.61)        (.33)
                                                                       ------      ------       ------       ------
Net Asset Value, End of Period .....................                   $10.17      $10.21       $10.16       $10.25
                                                                       ======      ======       ======       ======
Total Return (%)(c) ................................                     4.11        4.20         5.18         3.77

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ........                    3,066       1,162        1,001          618
   Ratios to average net assets (%):
      Operating expenses, net(d) ...................                      .50         .50          .50          .50
      Operating expenses, gross(d) .................                      .70         .75          .75         1.73
      Net investment income (loss) .................                     4.06        3.27         4.24         3.09

   Portfolio turnover rate (%) .....................                    54.86       53.89       125.01       169.79


  *   For the ten months ended October 31, 2000.
  **  For the period March 24, 1998 (commencement of sale) to December 31, 1998.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class D Shares

                                                         Fiscal Year Ended                          Year Ended
                                                             October 31,                            December 31,
                                                     --------------------------                     ------------
                                                           2002         2001        2000*        1999        1998**
                                                           ----         ----        -----        ----        ------
Net Asset Value, Beginning of Period ...............                   $10.24      $10.49       $10.15       $10.18
                                                                       ------      ------       ------       ------
Income From Operations
   Net investment income(a)(b) .....................                      .33         .28          .33          .26
   Net realized and unrealized gain (loss) .........                     (.56)       (.02)         .50          .09
                                                                       ------      ------       ------       ------
      Total income from operations .................                     (.23)        .26          .83          .35
                                                                       ------      ------       ------       ------
                                                                         (.02)       (.20)        (.09)        (.01)
                                                                       ------      ------       ------       ------
Distributions
   From net investment income ......................                     (.45)       (.37)        (.56)        (.37)
   From net realized gain ..........................                     (.02)       (.20)        (.09)        (.01)
                                                                       ------      ------       ------       ------
      Total distributions ..........................                     (.37)       (.51)        (.49)        (.38)
                                                                       ------      ------       ------       ------
Net Asset Value, End of Period .....................                   $ 9.64      $10.24       $10.49       $10.15
                                                                       ======      ======       ======       ======
Total Return (%)(c) ................................                    (2.33)       2.65         8.40         3.57

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ........                    5,545       3,157        1,367        1,780
   Ratios to average net assets (%):
      Operating expenses, net(d) ...................                      .50         .50          .50          .50
      Operating expenses, gross(d) .................                      .70         .75          .75         1.01
      Net investment income (loss) .................                     3.39        2.66         3.28         2.65

   Portfolio turnover rate (%) .....................                    42.49       39.55       120.04       175.58


   *   For the ten months ended October 31, 2000.
   **  For the period March 24, 1998 (commencement of sale) to December 31,
       1998.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized.
   (d) The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class D Shares


                                                         Fiscal Year Ended                 Year Ended
                                                            October 31,                   December 31,
                                                        -------------------               ------------
                                                         2002      2001       2000*    1999     1998**
                                                         ----      ----       -----    ----     ------
Net Asset Value, Beginning of Period....................         $ 10.25    $ 10.77   $ 10.13   $ 10.22
                                                                 -------    -------   -------   -------
Income From Operations
   Net investment income(a)(b)..........................              21        .17       .30       .24
   Net realized and unrealized gain (loss)..............           (1.10)      (.09)      .84       .07
                                                                 -------    -------   -------   -------
      Total income from operations......................            (.89)       .08      1.14       .31
                                                                 -------    -------   -------   -------

Distributions
   From net investment income...........................            (.25)      (.28)     (.38)     (.37)
   From net realized gain...............................            (.03)      (.32)     (.12)     (.03)
                                                                 -------    -------   -------   -------
      Total distributions...............................            (.28)      (.60)     (.50)     (.40)
                                                                 -------    -------   -------   -------
Net Asset Value, End of Period..........................         $  9.08    $ 10.25   $ 10.77   $ 10.13
                                                                 =======    =======   =======   =======
Total Return (%)(c).....................................           (8.83)       .84     11.64      3.23

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).............          38,381     17,296     9,075     4,953
   Ratios to average net assets (%):
      Operating expenses, net(d)........................              50        .50       .50       .50
      Operating expenses, gross(d)......................              70        .75       .75       .86
      Net investment income(c)..........................            2.25       1.67      3.07      2.46

   Portfolio turnover rate (%)..........................           33.42      31.70     64.63     78.85


   *   For the ten months ended October 31, 2000.
   **  For the period March 24, 1998 (commencement of sale) to December 31,
       1998.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized.
   (d) The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class D Shares


                                                                         Fiscal Year Ended                     Year Ended
                                                                            October 31,                       December 31,
                                                                       ---------------------                 --------------
                                                                        2002         2001       2000*       1999      1998**
                                                                        ----         ----       -----       ----      ------
Net Asset Value, Beginning of Period ................................               $ 10.41    $ 11.20     $  9.95    $ 10.09
                                                                                    -------    -------     -------    -------
Income From Operations
   Net investment income(a)(b) ......................................                   .10        .09         .15        .13
   Net realized and unrealized gain (loss) ..........................                 (1.81)      (.28)       1.57       (.05)
                                                                                    -------    -------     -------    -------
      Total income from operations ..................................                 (1.71)      (.19)       1.72        .08
                                                                                    -------    -------     -------    -------

Distributions
   From net investment income .......................................                  (.14)      (.22)       (.31)      (.21)
   From net realized gain ...........................................                  (.04)      (.38)       (.16)      (.01)
                                                                                    -------    -------     -------    -------
      Total distributions ...........................................                  (.18)      (.60)       (.47)      (.22)
                                                                                    -------    -------     -------    -------
Net Asset Value, End of Period ......................................               $  8.52    $ 10.41     $ 11.20    $  9.95
                                                                                    =======    =======     =======    =======
Total Return (%)(c) .................................................                (16.58)     (1.72)      17.69        .96

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .........................                15,307     12,628       6,096      3,649
   Ratios to average net assets (%):
      Operating expenses, net(d) ....................................                   .50        .50         .50        .50
      Operating expenses, gross(d) ..................................                   .70        .75         .75        .93
      Net investment income(c) ......................................                  1.02        .81        1.48       1.35

   Portfolio turnover rate (%) ......................................                 13.12      40.57       71.44      93.08


   *   For the ten months ended October 31, 2000.
   **  For the period March 24, 1998 (commencement of sale) to December 31,
       1998.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized.
   (d) The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class D Shares


                                                                      Fiscal Year Ended                    Year Ended
                                                                          October 31,                      December 31,
                                                                     -------------------                ------------------
                                                                      2002         2001      2000*       1999       1998**
                                                                      ----         ----      -----       ----       ------
Net Asset Value, Beginning of Period ...............................             $ 10.33    $ 11.43     $  9.81     $ 9.92
                                                                                 -------    -------     -------     ------
Income From Operations
   Net investment income(a)(b)*** ..................................                  --         --         .06        .01
   Net realized and unrealized gain (loss) .........................               (2.32)      (.34)       2.01        .10
                                                                                 -------    -------     -------     ------
      Total income from operations .................................               (2.32)      (.34)       2.07        .11
                                                                                 -------    -------     -------     ------

Distributions
   From net investment income ......................................                (.14)      (.15)       (.29)      (.17)
   From net realized gain ..........................................                (.08)      (.61)       (.16)      (.05)
                                                                                 -------    -------     -------     ------
Total distributions ................................................                (.22)      (.76)       (.45)      (.22)
                                                                                 -------    -------     -------     ------
Net Asset Value, End of Period .....................................             $  7.79    $ 10.33     $ 11.43     $ 9.81
                                                                                 =======    =======     =======     ======
Total Return (%)(c) ................................................              (22.91)     (2.90)      21.58       1.17

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ........................              12,208     12,592       3,732      4,923
   Ratios to average net assets (%):
      Operating expenses, net(d) ...................................                 .50        .50         .50        .50
      Operating expenses, gross(d) .................................                 .70        .75         .75        .89
      Net investment income(c) .....................................                 .05        .01         .64        .01

   Portfolio turnover rate (%) .....................................               47.86      58.41       76.20      73.95


   *    For the ten months ended October 31, 2000.
   **   For the period March 24, 1998 (commencement of sale) to December 31,
        1998.
   *** Less than $.01 per share for the period ended October 31, 2000. (a) Average month-end shares outstanding were used for this calculation. (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c)  Periods less than one year are not annualized.
   (d)  The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

    The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

    This section identifies the money managers for the Underlying Funds in which the Funds invest.

                             Diversified Equity Fund


    Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


    Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

    Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

    Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver,
       CO 80202.


    MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.



    Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta,
       GA 30326-3248.


    Peachtree Asset Management, One Peachtree Center, Suite 4500, 303
       Peachtree Street N.E., Atlanta, GA 30308.

    Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls,
       WI 53051.

    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
       10019.


    Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312-2414.


    Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.


                            Quantitative Equity Fund

    Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

    Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.

    Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
       Park, NJ 07932-0650.

    J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
       York, NY 10036.

                                Special Growth Fund


    CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.



    David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.



    Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.



    Goldman Sachs Asset Management, a unit of the Investment Management
       Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.



    Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.



    Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle,
       WA 98101.



    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York,
       NY 10019.



    TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                           Real Estate Securities Fund


    AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, MA 02210-2021.



    RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
       41st Floor, Chicago IL 60611.



    Security Capital Research & Management Incorporated, 11 South LaSalle
       Street, 2nd Floor, Chicago, IL 60603.


                          International Securities Fund


    Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.



    AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York,
       NY 10022.



    Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
       Los Angeles, CA 90025.



    Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
       6EE England.



    Driehaus Capital Management, Inc., 25 East Erie Street, Chicago,
       IL 60611-2703.



    Fidelity Management & Research Company, 82 Devonshire Street,
       Boston, MA 02109.



    Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.



    Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.



    Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.



    The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
       Boston, MA 02108-4402.


                              Emerging Markets Fund


    Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


    Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
       Street, London EC2A 2NY England.

    Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.




    Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
       Floor, New York, NY 10019.


    T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore,
       MD 21202.


                              Diversified Bond Fund

    Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
       Chicago, IL 60606.


    Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92658-6430.


    TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                             Multistrategy Bond Fund

    Delaware Management Company, a series of Delaware Management Business Trust,
       2005 Market Street, Philadelphia, PA 19103-7094.


    Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street,
       Suite 1100, W. Conshohocken, PA 19428-2899.

    Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92658-6430.


    TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                              Short Term Bond Fund

    BlackRock Financial Management, Inc., 40 East 52nd Street, New York,
       NY 10022.

    Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
       MA 02142-1611.


    Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92658-6430.


    STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.

    When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class D Shares:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund










                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153


                                                                36-08-058 (0203)

LOGO

LIFEPOINTS(R) FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


           LifePoints(R) Funds

         PROSPECTUS
         CLASS E AND S SHARES:
         CONSERVATIVE STRATEGY FUND
         MODERATE STRATEGY FUND
         BALANCED STRATEGY FUND
         AGGRESSIVE STRATEGY FUND
         EQUITY AGGRESSIVE STRATEGY FUND


         _______________, 2003


         909 A STREET, TACOMA WA  98402 . 800-787-7354

         As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                               Table of Contents


Risk/Return Summary ..........................................................................................   1
   Investment Objective ......................................................................................   1
   Principal Investment Strategies ...........................................................................   1
   Principal Risks ...........................................................................................   2
   Performance ...............................................................................................   2
   Fees and Expenses .........................................................................................   8
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification .......................................  12
Management of the Funds and Underlying Funds .................................................................  13
The Money Managers for the Underlying Funds ..................................................................  15
Investment Objective and Principal Investment Strategies of the Underlying Funds .............................  16
Risks ........................................................................................................  27
Dividends and Distributions ..................................................................................  31
Taxes ........................................................................................................  31
How Net Asset Value is Determined ............................................................................  32
Distribution and Shareholder Servicing Arrangements ..........................................................  32
How to Purchase Shares .......................................................................................  33
Exchange Privilege ...........................................................................................  34
How to Redeem Shares .........................................................................................  34
Payment of Redemption Proceeds ...............................................................................  35
Other Things to Know About Share Transactions ................................................................  35
Account Policies .............................................................................................  35
Financial Highlights .........................................................................................  37
Money Manager Information.....................................................................................  47

                               RISK/RETURN SUMMARY

                              Investment Objective

     Conservative Strategy     seeks to achieve moderate total rate of return through
     Fund                      low capital appreciation and reinvestment of a high
                               level of current income

     Moderate Strategy         seeks to achieve moderate long-term capital
     Fund                      appreciation with high current income, while
                               recognizing the possibility of moderate fluctuations
                               in year-to-year market values.

     Balanced Strategy         seeks to achieve a moderate level of current income
     Fund                      and, over time, above-average capital appreciation
                               with moderate risk

     Aggressive Strategy       seeks to achieve high, long-term capital appreciation
     Fund                      with low current income, while recognizing the
                               possibility of substantial fluctuations in
                               year-to-year market values

     Equity Aggressive         seeks to achieve high, long-term capital appreciation,
     Strategy Fund             while recognizing the possibility of high fluctuations
                               in year-to-year market value

                         Principal Investment Strategies

     Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                                                                 Equity
                                                                 Conservative  Moderate  Balanced  Aggressive  Aggressive
                                                                   Strategy    Strategy  Strategy   Strategy    Strategy
Underlying Fund                                                      Fund        Fund      Fund       Fund        Fund
---------------                                                      ----        ----      ----       ----        ----
Diversified Equity Fund .......................................        7%         11%       16%        23%         29%
Special Growth Fund ...........................................       --           3%        4%         5%          6%
Quantitative Equity Fund ......................................        7%         11%       16%        23%         29%
International Securities Fund .................................        3%         11%       15%        19%         24%
Diversified Bond Fund .........................................       22%         27%       20%        --          --
Short Term Bond Fund ..........................................       58%         33%       --         --          --
Multistrategy Bond Fund .......................................       --          --        20%        20%         --
Real Estate Securities Fund ...................................        3%          4%        6%         6%          7%
Emerging Markets Fund .........................................       --          --         3%         4%          5%


     Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


Diversification

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                 Principal Risks

     You should consider the following factors before investing in a Fund:

     . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     . The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

     . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class E Shares varies over the life of each Fund. The return (both before and after tax) for Class S Shares offered by this Prospectus will differ from the Class E returns shown in the bar charts, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class E Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Returns for periods prior to the date that each Fund first issued its Class S Shares are those of the Fund's Class E Shares. Each Fund commenced operations of its Class S Shares on the following dates: Equity Aggressive Strategy and Balanced Strategy Funds-January 31, 2000; Aggressive Strategy Fund-February 1, 2000; Moderate Strategy Fund-February 2, 2000 and Conservative Strategy Fund-February 14, 2000.

     Past performance, both before-tax and after-tax, is no indication of future results.

                           Conservative Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E

                                    [CHART]

                            1998                7.70%
                            1999                5.54%
                            2000                5.89%
                            2001                3.99%
                            2002


                        Best Quarter:  ______% (__Q/__)
                        Worst Quarter: (______%) (__Q/__)

--------------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                                   Since
   For the periods ended December 31, 2002                                                   1 Year   5 Years   Inception*
   ---------------------------------------                                                   ------   -------   ----------
   Return Before Taxes, Class E ...........................................................       %         %            %

   Return After Taxes on Distributions, Class E ...........................................       %         %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class E ...................       %         %            %

   Return Before Taxes, Class S ...........................................................       %         %            %


   Merrill Lynch 1-2.99 Year Treasury Index ...............................................       %         %            %

   Lehman Brothers Aggregate Bond Index ...................................................       %         %            %

   Conservative Strategy Composite Index# .................................................       %         %            %
--------------------------------------------------------------------------------------------------------------------------

*  Commenced operations by issuing Class E Shares on November 7, 1997.
# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% MSCI EAFE Index, 5% NAREIT Equity REIT Index and 1% MSCI Emerging Markets Free Index.

                             Moderate Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E

                                    [CHART]

                            1998               10.19%
                            1999                8.65%
                            2000                3.11%
                            2001                0.09%
                            2002




                        Best Quarter:  ______% (__Q/__)
                        Worst Quarter: (______%) (__Q/__)

--------------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                                   Since
   for the periods ended December 31, 2002                                                   1 Year   5 Years   Inception*
   ---------------------------------------                                                   ------   -------   ----------
   Return Before Taxes, Class E ...........................................................       %         %            %

   Return After Taxes on Distributions, Class E ...........................................       %         %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class E ...................       %         %            %

   Return Before Taxes, Class S ...........................................................       %         %            %


   Merrill Lynch 1-2.99 Year Treasury Index ...............................................       %         %            %

   Lehman Brothers Aggregate Bond Index ...................................................       %         %            %

   Russell 1000(R) Index ..................................................................       %         %            %

   Moderate Strategy Composite Index# .....................................................       %         %            %
--------------------------------------------------------------------------------------------------------------------------

*  Commenced operations by issuing Class E Shares on October 2, 1997.
#  The Moderate Strategy Composite Index is comprised of the following indices:
   33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% MSCI EAFE Index, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% MSCI Emerging Markets Index.

                             Balanced Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E

                                    [CHART]

                            1998               11.66%
                            1999               11.80%
                            2000                0.36%
                            2001               -4.06%
                            2002


                        Best Quarter:  ______% (__Q/__)
                        Worst Quarter: (______%) (__Q/__)

--------------------------------------------------------------------------------------------------------------------------
   Average annual total returns                                                                                   Since
   for the periods ended December 31, 2002                                                   1 Year   5 Years   Inception*
   ---------------------------------------                                                   ------   -------   ----------
   Return Before Taxes, Class E ...........................................................       %         %            %

   Return After Taxes on Distributions, Class E ...........................................       %         %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class E ...................       %         %            %

   Return Before Taxes, Class S ...........................................................       %         %            %


   Lehman Brothers Aggregate Bond Index ...................................................       %         %            %

   Russell 1000(R) Index ..................................................................       %         %            %

   MSCI EAFE Index ........................................................................       %         %            %

   Balanced Strategy Composite Index# .....................................................       %         %            %
--------------------------------------------------------------------------------------------------------------------------

*  Commenced operations by issuing Class E Shares on September 16, 1997.
#  The Balanced Strategy Composite Index is comprised of the following indices:
   41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% MSCI EAFE Index, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% MSCI Emerging Markets Free Index.

                            Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E

                                    [CHART]

                            1998               11.69%
                            1999               17.95%
                            2000               -3.86%
                            2001               -8.32%
                            2002


                         Best Quarter: ______% (__Q/__)
                         Worst Quarter: (______%) (__Q/__)

------------------------------------------------------------------------------------------------------------------------------
    Average annual total returns                                                                                      Since
    for the periods ended December 31, 2002                                                   1 Year     5 Years    Inception*
    ---------------------------------------                                                   ------     -------    ---------
    Return Before Taxes, Class E .........................................................         %           %            %

    Return After Taxes on Distributions, Class E .........................................         %           %            %

    Return After Taxes on Distributions and Sale of Fund Shares, Class E .................         %           %            %

    Return Before Taxes, Class S .........................................................         %           %            %


    Russell 1000(R) Index ................................................................         %           %            %

    MSCI EAFE Index ......................................................................         %           %            %

    Lehman Brothers Aggregate Bond Index .................................................         %           %            %

    Aggressive Strategy Composite Index# .................................................         %           %            %
------------------------------------------------------------------------------------------------------------------------------

*   Commenced operations by issuing Class E Shares on September 16, 1997.
# The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% MSCI EAFE Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 5% NAREIT Equity REIT Index.

                         Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E

                                    [CHART]

                            1998               13.75%
                            1999               21.96%
                            2000               -6.83%
                            2001              -12.23%
                            2002



                         Best Quarter: ______% (__Q/__)
                         Worst Quarter: (______%) (__Q/__)

------------------------------------------------------------------------------------------------------------------------------
    Average annual total returns                                                                                      Since
    for the periods ended December 31, 2002                                                   1 Year     5 Years    Inception*
    ---------------------------------------                                                   ------     -------    ---------
    Return Before Taxes, Class E .........................................................         %           %            %

    Return After Taxes on Distributions, Class E .........................................         %           %            %

    Return After Taxes on Distributions and Sale of Fund Shares, Class E .................         %           %            %

    Return Before Taxes, Class S .........................................................         %           %            %


    Russell 1000(R) Index ................................................................         %           %            %

    MSCI EAFE Index ......................................................................         %           %            %

    Equity Aggressive Strategy Composite Index# ..........................................         %           %            %
------------------------------------------------------------------------------------------------------------------------------

*   Commenced operations by issuing Class E Shares on September 30, 1997.
# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% MSCI EAFE Index, 10% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 5% NAREIT Equity REIT Index.

                                Fees and Expenses

    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                Shareholder Fees
                    (fees paid directly from your investment)


                                                                             Maximum Sales
                                                            Maximum Sales    Charge (Load)
                                                            Charge (Load)     Imposed on        Maximum
                                                              Imposed on      Reinvested     Deferred Sales  Redemption  Exchange
                                                              Purchases        Dividends     Charge (Load)      Fees       Fees
                                                              ---------        ---------     -------------      ----       ----
All Funds, Classes E and S .............................        None             None            None           None       None



                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                           Other Expenses    Total Gross                            Total Net
                                                             (reflecting     Annual Fund      Fee Waivers and      Annual Fund
                                              Advisory       Shareholder      Operating           Expense           Operating
                                                Fee        Servicing Fees)     Expenses       Reimbursements#       Expenses*
                                                ---        ---------------     --------       ---------------       ---------
Class E Shares**
   Conservative Strategy Fund .............    0.20%              %               %                  %                  %
   Moderate Strategy Fund .................    0.20%              %               %                  %                  %
   Balanced Strategy Fund .................    0.20%              %               %                  %                  %
   Aggressive Strategy Fund ...............    0.20%              %               %                  %                  %
   Equity Aggressive Strategy Fund ........    0.20%              %               %                  %                  %

Class S Shares
   Conservative Strategy Fund .............    0.20%              %               %                  %                  %
   Moderate Strategy Fund .................    0.20%              %               %                  %                  %
   Balanced Strategy Fund .................    0.20%              %               %                  %                  %
   Aggressive Strategy Fund ...............    0.20%              %               %                  %                  %
   Equity Aggressive Strategy Fund ........    0.20%              %               %                  %                  %


* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.
** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

# FRIMCo has contractually agreed to waive, at least through ________________, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Direct Expenses


      No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through _________________), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

      A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through ____________________ and may be renewed thereafter.

Indirect Expenses


      Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2002).


      As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.


                                                                                                  Total Net
                                                                                                  Operating
                                                                                                   Expense
Underlying Fund (Class S Shares)                                                                    Ratios
--------------------------------                                                                    ------
Diversified Equity Fund .....................................................................         %
Special Growth Fund .........................................................................         %
Quantitative Equity Fund ....................................................................         %
International Securities Fund ...............................................................         %
Diversified Bond Fund .......................................................................         %
Short Term Bond Fund ........................................................................         %
Multistrategy Bond Fund .....................................................................         %
Real Estate Securities Fund .................................................................         %
Emerging Markets Fund .......................................................................         %



      The Total Net Operating Expense Ratios for certain of the Underlying Funds are net of fee waivers. For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


      Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                                               Class E     Class S
                                                                                               -------     -------
Conservative Strategy Fund ................................................................          %           %
Moderate Strategy Fund ....................................................................          %           %
Balanced Strategy Fund ....................................................................          %           %
Aggressive Strategy Fund ..................................................................          %           %
Equity Aggressive Strategy Fund ...........................................................          %           %



      Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2002 (which differs slightly from each Fund's current investment in the Underlying Funds set forth at the beginning of this Prospectus). These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _______________________.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                                                          1 Year   3 Years   5 Years    10 Years
                                                                                          ------   -------   -------    --------
Class E Shares:
   Conservative Strategy Fund .........................................................   $        $         $          $
   Moderate Strategy Fund .............................................................
   Balanced Strategy Fund .............................................................
   Aggressive Strategy Fund ...........................................................
   Equity Aggressive Strategy Fund ....................................................

Class S Shares:
   Conservative Strategy Fund .........................................................   $        $         $          $
   Moderate Strategy Fund .............................................................
   Balanced Strategy Fund .............................................................
   Aggressive Strategy Fund ...........................................................
   Equity Aggressive Strategy Fund ....................................................


                         SUMMARY COMPARISON OF THE FUNDS


      The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:

                                                                                          Capital                 Possibility of
                                       Fund                                            Appreciation    Income      Fluctuation
                                       ----                                            ------------    ------      -----------
Conservative Strategy Fund ........................................................    Low              High           Low
Moderate Strategy Fund ............................................................    Moderate         High           Moderate
Balanced Strategy Fund ............................................................    Moderate         Moderate       Moderate
Aggressive Strategy Fund ..........................................................    High             Low            High
Equity Aggressive Strategy Fund ...................................................    High             Low            High

      The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:


                                   [PIE CHART]

                                  Conservative

Diversified Equity                                               7%
Quantitative Equity                                              7%
Special Growth                                                   0%
International Securities                                         3%
Emerging Markets                                                 0%
Diversified Bond                                                22%
Multistrategy Bond                                               0%
Short Term Bond                                                 58%
Real Estate Securities                                           3%


                                  [PIE CHART]

                                    Moderate
Diversified Equity                                              11%
Quantitative Equity                                             11%
Special Growth                                                   3%
International Securities                                        11%
Emerging Markets                                                 0%
Diversified Bond                                                27%
Multistrategy Bond                                               0%
Short Term Bond                                                 33%
Real Estate Securities                                           4%

                                  [PIE CHART]

                                    Balanced

Diversified Equity                                              16%
Quantitative Equity                                             16%
Special Growth                                                   4%
International Securities                                        15%
Emerging Markets                                                 3%
Diversified Bond                                                20%
Multistrategy Bond                                              20%
Short Term Bond                                                  0%
Real Estate Securities                                           6%

                                  [PIE CHART]

                                   Aggressive

Diversified Equity                                              23%
Quantitative Equity                                             23%
Special Growth                                                   5%
International Securities                                        19%
Emerging Markets                                                 4%
Diversified Bond                                                 0%
Multistrategy Bond                                              20%
Short Term Bond                                                  0%
Real Estate Securities                                           6%

                                  [PIE CHART]

                                   All Equity

Diversified Equity                                              29%
Quantitative Equity                                             29%
Special Growth                                                   6%
International Securities                                        24%
Emerging Markets                                                 5%
Diversified Bond                                                 0%
Multistrategy Bond                                               0%
Short Term Bond                                                  0%
Real Estate Securities                                           7%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

      Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                  MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS


      The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.


      FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

      Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.

      FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

      . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

      . Ernest Ankrim, Ph.D., who has been Director, Portfolio Strategy for FRIMCo since January 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

      . Randal C. Burge, who has been Director, Portfolio Management since December 2001. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

      . Jean Carter, who has been Director, North American IMG since December 2001. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


      . Christopher Caspar, who has been a Senior Portfolio Analyst of Frank Russell Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


      . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

      . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

      . Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.


      . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for FRIMCo.

      . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

      . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.


      . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


      . Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for FRIMCo. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

      . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

      The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

      . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

      . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

      . Stephen Skatrud, Erik Ogard and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


      . James Jornlin and Christopher Caspar have primary responsibility for the management of the Emerging Markets Fund.


      . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

      . Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

      . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

      . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


      The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for each Fund through __________________.


      In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

      The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.


      For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until __________________, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.



                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

      Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

        The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

DIVERSIFIED EQUITY FUND

      Investment Objective     To provide income and capital growth by investing
                               principally in equity securities.

      Principal Investment     The Diversified Equity Fund invests primarily in
      Strategies               common stocks of medium and large capitalization
                               companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                                     .  Growth Style emphasizes investments in
                                        equity securities of companies with
                                        above-average earnings growth prospects.

                                     .  Value Style emphasizes investments in
                                        equity securities of companies that
                                        appear to be undervalued relative to
                                        their corporate worth, based on
                                        earnings, book or asset value, revenues
                                        or cash flow.

                                     .  Market-Oriented Style emphasizes
                                        investments in companies that appear to
                                        be undervalued relative to their growth
                                        prospects. Managers select securities
                                        from the broad equity market rather than focusing on the growth or value segments of the market.


                               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND

Investment Objective   To maximize total return primarily through capital
                       appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

Principal Investment   The Special Growth Fund invests primarily in common
Strategies             stocks of small and medium capitalization companies most
                       of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                         . Growth Style emphasizes investments in equity
                           securities of companies with above-average earnings growth prospects.

                               . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                               . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                            When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                            The Fund intends to be fully invested at all times.

                            Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                            A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                            The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

   QUANTITATIVE EQUITY FUND

   Investment Objective     To provide a total return greater than the total
                            return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   Principal Investment     The Quantitative Equity Fund invests primarily in
   Strategies               common stocks of medium and large capitalization
                            companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                            The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                            The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depository receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND

Investment Objective      To provide favorable total return and additional
                          diversification for US investors.

Principal Investment      The International Securities Fund invests primarily in
                          equity securities issued by companies Strategies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.
                          Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                          The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                          The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


                              . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

                              . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                              . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


                          When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          The Fund intends to be fully invested at all times.

                          Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND

Investment Objective              To provide effective diversification against
                                  equities and a stable level of cash flow by investing in fixed-income securities.

Principal Investment              The Diversified Bond Fund invests primarily in
Strategies                        investment grade fixed-income securities.
                                  Fixed income securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the
                                  US by non-US banks and corporations (Yankee
                                  Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.
                                  The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                                  The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                                  The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                                  The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

Investment Objective              The preservation of capital and the generation
                                  of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Principal Investment              The Short Term Bond Fund invests primarily in
Strategies                        fixed-income securities. Fixed income
                                  securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the
                                  US by non-US banks and corporations (Yankee
                                  Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.
                                  The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


                                  The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was ______ years as of December 31, 2002, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                                  The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                                  The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                                  The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND

Investment Objective              To provide maximum total return primarily
                                  through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Principal Investment              The Multistrategy Bond Fund invests primarily
Strategies                        in fixed-income securities. Fixed income
                                  securities, also referred to as bonds, are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the
                                  US by non-US banks and corporations (Yankee
                                  Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.
                                  The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                  The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


                                  The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ______ years as of December 31, 2002, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                                  The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                                  The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND

Investment Objective              To generate a high level of total return
                                  through above average current income while maintaining the potential for capital appreciation.


Principal Investment              The Real Estate Securities Fund seeks to
Strategies                        achieve its objective by concentrating its
                                  investments primarily in equity securities of issuers whose value is derived from development, management and market pricing of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy.
                                  The 80% investment requirement applies at the time the Fund invests its assets.

                                  The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.


                                  The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded funds or mutual funds. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


                                  A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

Investment Objective              To provide maximum total return primarily
                                  through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal Investment              The Emerging Markets Fund will primarily
Strategies                        invest in equity securities of companies that
                                  are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market
                                  Companies." For purposes of the Fund's
                                  operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan,
                                  Australia and most countries located in
                                  Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                                  The Fund seeks to maintain a broadly
                                  diversified exposure to emerging market
                                  countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                                  The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                                  Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                                  The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                                  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                                  The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                                  Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                                  A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                                  The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

    Risk Associated With                               Description                                 Relevant Fund
    --------------------                               -----------                                 -------------
Multi-Manager Approach              The investment styles employed by a Fund's money            All Funds
                                    managers may not be complementary. The interplay of the     All Underlying Funds)
                                    various strategies employed by a Fund's multiple money
                                    managers may result in a Fund holding a concentration of
                                    certain types of securities. This concentration may be
                                    beneficial or detrimental to a Fund's performance
                                    depending upon the performance of those securities and
                                    the overall economic environment. The multi-manager
                                    approach could result in a high level of portfolio
                                    turnover, resulting in higher Fund brokerage expenses
                                    and increased tax liability from a Fund's realization of
                                    capital gains.

Equity Securities                   The value of equity securities will rise and fall in        Equity Aggressive Strategy
                                    response to the activities of the company that issued       Aggressive Strategy
                                    the stock, general market conditions and/ or economic       Balanced Strategy
                                    conditions.                                                 Moderate Strategy

                                                                                                (Underlying Funds:
                                                                                                Diversified Equity
                                                                                                Special Growth
                                                                                                Quantitative Equity
                                                                                                International Securities
                                                                                                Emerging Markets)

     . Value Stocks                 Investments in value stocks are subject to risks that       Equity Aggressive Strategy
                                    (i) their intrinsic values may never be realized by the     Aggressive Strategy
                                    market or (ii) such stock may turn out not to have been     Balanced Strategy
                                    undervalued.                                                Moderate Strategy

                                                                                                (Underlying Funds:
                                                                                                Diversified Equity
                                                                                                Special Growth
                                                                                                Quantitative Equity
                                                                                                International Securities)

     . Growth Stocks                Growth company stocks may provide minimal dividends         Equity Aggressive Strategy
                                    which could otherwise cushion stock prices in a market      Aggressive Strategy
                                    decline. The value of growth company stocks                 Balanced Strategy
                                    may rise and fall significantly based, in part, on          Moderate Strategy
                                    investors' perceptions of the company, rather than
                                    on fundamental analysis of the stocks.                      (Underlying Funds:
                                                                                                Diversified Equity
                                                                                                Special Growth
                                                                                                International Securities)

     .  Market-Oriented              Market-oriented investments are generally subject to the   Equity Aggressive Strategy
        Investments                  risks associated with growth and value stocks.             Aggressive Strategy
                                                                                                Balanced Strategy
                                                                                                Moderate Strategy

                                                                                                (Underlying Funds:
                                                                                                Diversified Equity
                                                                                                Special Growth
                                                                                                Quantitative Equity
                                                                                                International Securities)

     .  Securities of Small         Investments in smaller companies may involve
        Capitalization              greater risks because these companies generally have a      Equity Aggressive Strategy
        Companies                   limited track record. Smaller companies often               Aggressive Strategy
                                    have narrower markets and more limited managerial and       Balanced Strategy
                                    financial resources than larger, more established           Moderate Strategy
                                    companies. As a  result, their performance can be
                                    more volatile, which  may increase the volatility of       (Underlying Fund:
                                    a Fund's portfolio.                                         Special Growth)

Fixed-Income Securities             Prices of fixed-income securities rise and fall in          Balanced Strategy
                                    response to interest rate changes. Generally, when          Moderate Strategy
                                    interest rates rise, prices of fixed-income securities      Conservative Strategy
                                    fall. The longer the duration of the security, the more
                                    sensitive the security is to this risk. A 1% increase in    (Underlying Funds:
                                    interest rates would reduce the value of a $100 note by     Diversified Bond
                                    approximately one dollar if it had a one-year duration.     Multistrategy Bond
                                    There is also a risk that fixed income securities will      Short Term Bond)
                                    be downgraded in credit rating or go into default.
                                    Lower-rated bonds and bonds with larger final maturities
                                    generally have higher credit risks.

     .  Non-Investment Grade        Although lower rated debt securities generally offer a      Aggressive Strategy
        Fixed-Income Securities     higher yield than higher rated debt securities, they        Balanced Strategy
                                    involve higher risks. They are especially subject to:
                                                                                                (Underlying Funds:
                                         .   Adverse changes in general economic conditions     Multistrategy Bond
                                             and in the industries in which their issuers       Short Term Bond)
                                             are engaged,

                                         .   Changes in the financial condition of their
                                             issuers and

                                         .   Price fluctuations in response to changes in
                                             interest rates.

                                    As a result, issuers of lower rated debt securities are
                                    more likely than other issuers to miss principal and
                                    interest payments or to default which could result in a
                                    loss to a Fund.

International Securities            A Fund's return and net asset value may be significantly    Equity Aggressive Strategy
                                    affected by political or economic conditions and            Aggressive Strategy
                                    regulatory requirements in a particular country. Non-US     Balanced Strategy
                                    markets, economies and political systems may be less
                                    stable than US markets, and changes in exchange rates of    (Underlying Funds:
                                    foreign currencies can affect the value of a Fund's         International Securities
                                    foreign assets. Non-US laws and accounting standards        Multistrategy Bond
                                    typically are not as strict as they are in the US and       Emerging Markets
                                    there may be less public information available about        Short Term Bond)
                                    foreign companies. Non-US securities markets may be less
                                    liquid and have fewer transactions than US securities
                                    markets. Additionally, international markets may
                                    experience delays and disruptions in securities
                                    settlement procedures for a Fund's portfolio securities.

     .  Non-US Debt Securities      A Fund's non-US debt securities are typically               Aggressive Strategy
                                    obligations of sovereign governments and corporations.      Balanced Strategy
                                    To the extent that a Fund invests a significant portion
                                    of its assets in a concentrated geographic area like        (Underlying Funds:
                                    Eastern Europe or Asia, the Fund will generally have        Multistrategy Bond
                                    more exposure to regional economic risks associated with    Short Term Bond)
                                    foreign investments.

     .  Emerging Market             Investments in emerging or developing markets involve       (Underlying Funds:
        Countries                   exposure to economic structures that are generally less     Emerging Markets
                                    diverse and mature, and to political systems which have     Short Term Bond
                                    less stability than those of more developed countries.      Multistrategy Bond)
                                    Emerging market securities are subject to currency
                                    transfer restrictions and may experience delays and
                                    disruptions in securities settlement procedures for a
                                    Fund's portfolio securities. These securities are
                                    particularly subject to a risk of default from political
                                    instability.

      .  Instruments of US and      Non-US corporations and banks issuing dollar denominated    Balanced Strategy
         Foreign Banks and          instruments in the US are not necessarily subject to the    Moderate Strategy
         Branches and Foreign       same regulatory requirements that apply to US               Conservative Strategy
         Corporations,              corporations and banks, such as accounting, auditing
         Including                  and B  recordkeeping standards, the public availability of  (Underlying Funds:
         Yankee Bonds               information and, for banks, reserve requirements, loan      Diversified Bond
                                    limitations and examinations. This adds to the              Multistrategy Bond
                                    analytical complexity, and may increase the possibility     Short Term Bond)
                                    that a non-US corporation or bank may become insolvent
                                    or otherwise unable to fulfill its obligations on these
                                    instruments.

Derivatives (e.g. Futures           If a Fund incorrectly forecasts interest rates in using     Balanced Strategy
Contracts, Options on               derivatives, the Fund could lose money. Price movements     Moderate Strategy
Futures, Interest Rate Swaps)       of a futures contract, option or structured note may not    Conservative Strategy
                                    be identical to price movements of portfolio securities
                                    or a securities index resulting in the risk that, when a    (Underlying Funds:
                                    Fund buys a futures contract or option as a hedge, the      Diversified Bond
                                    hedge may not be completely effective.                      Multistrategy Bond
                                                                                                Short Term Bond)

Real Estate Securities              Just as real estate values go up and down, the value of      Underlying Fund:
                                    the securities of companies involved in the industry,        (Real Estate Securities)
                                    and in which a Fund invests, also fluctuates. A Fund
                                    that invests in real estate securities is also subject
                                    to the risks associated with direct ownership of real
                                    estate. Additional risks include declines in the value
                                    of real estate, changes in general and local economic
                                    conditions, increases in property taxes and changes in
                                    tax laws and interest rates. The value of securities of
                                    companies that service the real estate industry may also
                                    be affected by such risks.

      . REITs                       REITs may be affected by changes in the value of the         Underlying Fund:
                                    underlying properties owned by the REITs and by the          Real Estate Securities)
                                    quality of tenants' credit. Moreover, the underlying
                                    portfolios of REITs may not be diversified, and
                                    therefore are subject to the risk of investing in a
                                    limited number of properties. REITs are also dependent
                                    upon management skills and are subject to heavy cash
                                    flow dependency, defaults by tenants, self-liquidation
                                    and the possibility of failing either to qualify for
                                    tax-free pass through of income under federal tax laws
                                    or to maintain their exemption from certain federal
                                    securities laws.

Municipal Obligations               Municipal obligations are affected by economic, business     Balanced Strategy
                                    or political developments. These securities may be           Moderate Strategy
                                    subject to provisions of litigation, bankruptcy and          Conservative Strategy
                                    other laws affecting the rights and remedies of
                                    creditors, or may become subject to future laws              (Underlying Funds:
                                    extending the time for payment of principal and/or           Diversified Bond
                                    interest, or limiting the rights of municipalities to        Multistrategy Bond
                                    levy taxes.                                                  Short Term Bond)

Repurchase Agreements               Under a repurchase agreement, a bank or broker sells         Underlying Funds:
                                    securities to a Fund and agrees to repurchase them at        (Diversified Bond
                                    the Fund's cost plus interest. If the value of the           Short Term Bond
                                    securities declines and the bank or broker defaults on       Multistrategy Bond)
                                    its repurchase obligation, a Fund could incur a loss.

Exposing Liquidity Reserves to      By exposing its liquidity reserves to an equity market,      All Funds
Equity Markets                      principally by use of equity index futures but also by
                                    use of exchange traded and over-the-counter options and      (Underlying Funds:
                                    equity index swaps, a Fund's performance tends to            Diversified Equity
                                    correlate more closely to the performance of that market     (Special Growth
                                    as a whole. However, the market performance of these         Quantitative Equity
                                    instruments may not correlate precisely to the               International Securities
                                    performance of a stock market. This approach increases a     Real Estate Securities
                                    Fund's performance if the particular equity market rises     Emerging Markets)
                                    and reduces a Fund's performance if the particular
                                    equity market declines.

Securities Lending                  If a borrower of a Fund's securities fails financially,      All Underlying Funds)
                                    the Fund's recovery of the loaned securities may
                                    be delayed or the Fund may lose its rights
                                    to the collateral which could result in a
                                    loss to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

     In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

     The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

     Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


     Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     The Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares.





     Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     For Class E and Class S Shares, there is a $2,500 required minimum investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

     Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

     Each Fund reserves the right to reject any purchase order for any reason.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary) and accepts the order. The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.




Offering Dates and Times


     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures


     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

By Mail or Telephone


     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

Systematic Exchange Program

     If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.


                              HOW TO REDEEM SHARES


     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.


Redemption Dates and Times


     Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program


     If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

     The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

        .   The Fund name and account number
        .   Details related to the transaction including type and amount
        .   Signatures of all owners exactly as registered on the account
        .   Any supporting legal documentation that may be required

Responsibility for Fraud

     Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts


     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

Conservative Strategy Fund--Class E Shares


                                                      Fiscal Year Ended                                Year Ended
                                                         October 31,                                  December 31,
                                                 ----------------------------            ------------------------------------
                                                     2002           2001         2000*        1999         1998        1997**
                                                     ----           ----         -----        ----         ----        ------
Net Asset Value, Beginning of Period ..........                   $ 10.19      $ 10.14      $ 10.24      $  9.88       $10.00
                                                                  -------       ------      -------      -------       ------

Income From Operations
   Net investment income(a)(b) ...............                        .49          .34          .49          .46          .07
   Net realized and unrealized gain (loss) ....                      (.07)         .10          .06          .29          .14
                                                                  -------      -------      -------      -------       ------
      Total income from operations ............                       .42          .44          .55          .75         (.10)
                                                                  -------      -------      -------      -------       ------
Distributions
   From net investment income .................                      (.48)        (.39)        (.60)        (.39)        (.10)
   From net realized gain .....................                        --           --         (.05)          --         (.16)
                                                                  -------      -------      -------      -------       ------
      Total distributions .....................                      (.48)        (.39)        (.65)        (.39)        (.26)
                                                                  -------      -------      -------      -------       ------
Net Asset Value, End of Period ................                   $ 10.13      $ 10.19      $ 10.14      $ 10.24       $ 9.88
                                                                  =======      =======      =======      =======       ======
Total Return (%)(c) ...........................                      4.21         4.44         5.54         7.70         1.36

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...                    24,070       14,076       16,875        4,411           23
   Ratios to average net assets (%):
      Operating expenses, net(d) ..............                       .25          .25          .25          .25          .25
      Operating expenses, gross(d)(e) .........                       .45          .50          .50         2.50          .00
      Net investment income (c) ...............                      4.83         3.40         4.76         4.41          .67

   Portfolio turnover rate (%) ................                     54.86        53.89       125.01       169.79          .00


*    For the ten months ended October 31, 2000.
** For the period November 7, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Conservative Strategy Fund--Class S Shares


                                                        Fiscal
                                                      Year Ended
                                                     October 31,
                                               ------------------------
                                                   2002        2001       2000*
                                                   ----        ----       -----
Net Asset Value, Beginning of Period .........              $  10.21    $ 10.09
                                                            --------    -------

Income From Operations
   Net investment income(a)(b) ...............                   .55        .37
   Net realized and unrealized gain (loss) ...                  (.10)       .14
                                                            --------    -------
      Total income from operations ...........                   .45        .51
                                                            --------    -------

Distributions
   From net investment income ................                  (.50)      (.39)
                                                            --------    -------
Net Asset Value, End of Period ...............              $  10.16    $ 10.21
                                                            ========    =======
Total Return (%)(c) ..........................                  4.52       5.17

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..                11,429      2,643
   Ratios to average net assets (%):
      Operating Expenses, net(d) .............                   .00        .00
      Operating Expenses, gross(d) ...........                   .20        .25
      Net investment income(c) ...............                  5.49       3.71

   Portfolio turnover rate (%) ...............                 54.86      53.89


*    For the period February 14, 2000 (commencement of sale) to October 31,
     2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class E Shares


                                                    Fiscal Year Ended
                                                        October 31,                        Year Ended December 31,
                                                  -----------------------     ---------------------------------------------------
                                                     2002        2001            2000*           1999        1998         1997**
                                                     ----        ----            -----           ----        ----         ------
Net Asset Value, Beginning of Period ............            $   10.20        $  10.46        $  10.15    $    9.61      $ 10.00
                                                             ---------        --------        --------    ---------      -------

Income From Operations
   Net investment income(a)(b) ..................                  .36             .28             .40          .39          .07
   Net realized and unrealized gain (loss)*** ...                 (.58)             --             .46          .57         (.08)
                                                             ---------        --------        --------    ---------      -------
      Total income from operations ..............                 (.22)            .28             .86          .96         (.01)
                                                             ---------        --------        --------    ---------      -------
Distributions
   From net investment income ...................                 (.37)           (.34)           (.46)        (.41)        (.14)
   From net realized gain .......................                 (.02)           (.20)           (.09)        (.01)        (.24)
                                                             ---------        --------        --------    ---------      -------
      Total distributions .......................                 (.39)           (.54)           (.55)        (.42)        (.38)
                                                             ---------        --------        --------    ---------      -------
Net Asset Value, End of Period ..................            $    9.59        $  10.20        $  10.46    $   10.15      $  9.61
                                                             =========        ========        ========    =========      =======
Total Return (%)(c) .............................                (2.19)           2.81            8.65        10.19         (.06)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....               57,885          49,818          45,350       18,573          385
   Ratios to average net assets (%):
      Operating Expenses, net(d) ................                  .25             .25             .25          .25          .25
      Operating Expenses, gross(d)(e) ...........                  .45             .50             .50          .94           --
      Net investment income(c) ..................                 3.60            2.77            3.87         3.71         1.01

   Portfolio turnover rate (%) ..................                42.49           39.55          120.04       175.58         9.66


 *   For the ten months ended October 31, 2000.
 ** For the period October 2, 1997 (commencement of operations) to December 31, 1997.
***  Less than $.01 per share for the period ended October 31, 2000.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Moderate Strategy Fund--Class S Shares


                                                              Fiscal Year Ended
                                                                 October 31,
                                                             ------------------
                                                             2002       2001          2000*
                                                             ----       ----          ----
Net Asset Value, Beginning of Period ....................             $   10.21     $ 10.27
                                                                      ---------     -------

Income From Operations
   Net investment income(a)(b) ...........................                  .39         .29
   Net realized and unrealized gain (loss) ...............                 (.58)        .19
                                                                      ---------     -------
      Total income from operations .......................                 (.19)        .48
                                                                      ---------     -------

Distributions
   From net investment income ............................                 (.39)       (.34)
   From net realized gain ................................                 (.02)       (.20)
                                                                      ---------     -------
      Total distributions ................................                 (.41)       (.54)
                                                                      ---------     -------
Net Asset Value, End of Period ...........................            $    9.61     $ 10.21
                                                                      =========     =======
Total Return (%)(c) ......................................                (1.87)       4.09

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..............               24,078       7,584
   Ratios to average net assets (%):
      Operating expenses, net(d) .........................                  .00         .00
      Operating expenses, gross(d) .......................                  .20         .25
      Net investment income(c) ...........................                 3.97        3.12

   Portfolio turnover rate (%) ...........................                42.49       39.55


*    For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class E Shares


                                                             Fiscal Year Ended
                                                                 October 31,                      Fiscal Year Ended October 31,
                                                          ------------------------            ------------------------------------
                                                              2002        2001        2000*       1999        1998       1997**
                                                              ----        ----        -----       ----        ----       ------
Net Asset Value, Beginning of Period ...................                $  10.22    $  10.74    $  10.12    $   9.46    $  10.00
                                                                        --------    --------    --------    --------    --------

Income From Operations
   Net investment income(a)(b) .........................                     .24         .21         .30         .31         .09
   Net realized and unrealized gain (loss) .............                   (1.11)       (.11)        .86         .78         .02
                                                                        --------    --------    --------    --------    --------
      Total income from operations .....................                    (.87)        .10        1.16        1.09         .11
                                                                        --------    --------    --------    --------    --------

Distributions
   From net investment income ..........................                    (.26)       (.30)       (.42)       (.40)       (.24)
   From net realized gain ..............................                    (.03)       (.32)       (.12)       (.03)       (.41)
                                                                        --------    --------    --------    --------    --------
      Total distributions ..............................                    (.29)       (.62)       (.54)       (.43)       (.65)
                                                                        --------    --------    --------    --------    --------
Net Asset Value, End of Period .........................                $   9.06    $  10.22    $  10.74    $  10.12    $   9.46
                                                                        ========    ========    ========    ========    ========
Total Return (%)(c) ....................................                   (8.59)       1.04       11.80       11.66        1.04

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ............                 288,164     296,435     295,542     161,108       3,554
   Ratios to average net assets (%):
      Operating Expenses, net(d) .......................                     .25         .25         .25         .25         .25
      Operating Expenses, gross(d)(e) ..................                     .45         .50         .50         .61          --
      Net investment income(c) .........................                    2.51        2.02        2.89        3.05        1.30

   Portfolio turnover rate (%) .........................                   33.42       31.70       64.63       78.85       29.58


*   For the ten months ended October 31, 2000.
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Balanced Strategy Fund--Class S Shares


                                                                         Fiscal Year Ended
                                                                            October 31,
                                                                      -----------------------
                                                                          2002       2001      2000*
                                                                          ----       ----      -----
Net Asset Value, Beginning of Period ................................              $ 10.25    $ 10.45
                                                                                   -------    -------
Income From Operations
   Net investment income(a)(b) ......................................                  .28        .19
   Net realized and unrealized gain (loss) ..........................                (1.12)       .23
                                                                                   -------     ------
      Total income from operations ..................................                 (.84)       .42
                                                                                   -------     ------

Distributions
   From net investment income .......................................                 (.29)      (.30)
   From net realized gain ...........................................                 (.03)      (.32)
                                                                                   -------     ------
      Total distributions ...........................................                 (.32)      (.62)
                                                                                   -------    -------
Net Asset Value, End of Period ......................................              $  9.09    $ 10.25
                                                                                   =======    =======
Total Return (%)(c) .................................................                (8.35)      4.09

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)                                         96,801     36,898
   Ratios to average net assets (%):
      Operating Expenses, net(d) ....................................                  .00        .00
      Operating Expenses, gross(d) ..................................                  .20        .25
      Net investment income(c) ......................................                 2.64       2.05

   Portfolio turnover rate (%) ......................................                33.42      31.70


*    For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class E Shares


                                                        Fiscal Year Ended
                                                             October 31,                        Year Ended December 31,
                                                     -------------------------           ------------------------------------
                                                         2002        2001        2000*       1999       1998        1997**
                                                         ----        ----        -----       ----       ----        ------
Net Asset Value, Beginning of Period                                   $ 10.38  $ 11.17  $    9.94   $   9.14     $  10.00
                                                                       -------  -------  ---------   --------     --------
Income From Operations
   Net investment income(a)(b) ...................                         .12      .11        .18        .19          .10
   Net realized and unrealized gain (loss) .......                       (1.80)    (.28)      1.56        .87         (.11)
                                                                       -------  -------  ---------   --------     --------
      Total income from operations ...............                       (1.68)    (.17)      1.74       1.06         (.01)
                                                                       -------  -------  ---------   --------     --------
Distributions
   From net investment income ....................                        (.17)    (.24)      (.35)      (.25)        (.31)
   From net realized gain ........................                        (.04)    (.38)      (.16)      (.01)        (.54)
                                                                       -------  -------  ---------   --------     --------
      Total distributions ........................                        (.21)    (.62)      (.51)      (.26)        (.85)
                                                                       -------  -------  ---------   --------     --------
Net Asset Value, End of Period ...................                     $  8.49  $ 10.38  $   11.17   $   9.94     $   9.14
                                                                       =======  =======  =========   ========     ========
Total Return (%)(c) ..............................                      (16.40)   (1.50)     17.95      11.69         (.19)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......                     177,992  193,351    167,677     62,188        5,307
   Ratios to average net assets (%):
      Operating Expenses, net(d) .................                         .25      .25        .25        .25          .25
      Operating Expenses, gross(d)(e) ............                         .45      .50        .50        .66           --
      Net investment income(c) ...................                        1.30     1.04       1.73       1.88          .97

   Portfolio turnover rate (%) ...................                       13.12    40.57      71.44      93.08        56.88


*   For the ten months ended October 31, 2000.
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Aggressive Strategy Fund--Class S Shares


                                                               Fiscal Year Ended
                                                                  October 31,
                                                            -------------------------
                                                                2002       2001        2000*
                                                                ----       ----        -----
Net Asset Value, Beginning of Period ....................                 $ 10.41     $ 10.82
                                                                          -------     -------
Income From Operations
   Net investment income(a)(b) ..........................                     .14         .11
   Net realized and unrealized gain (loss) ..............                   (1.80)        .09
                                                                          -------     -------
      Total income from operations ......................                   (1.66)        .20
                                                                          -------     -------
Distributions
   From net investment income ...........................                    (.19)       (.23)
   From net realized gain ...............................                    (.04)       (.38)
                                                                          -------     -------
      Total distributions ...............................                    (.23)       (.61)
                                                                          -------     -------
Net Asset Value, End of Period ..........................                 $  8.52     $ 10.41
                                                                          =======     =======
Total Return (%)(c) .....................................                  (16.15)       1.59

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............                  86,466      35,585
   Ratios to average net assets (%):
      Operating Expenses, net(d) ........................                     .00         .00
      Operating Expenses, gross(d) ......................                     .20         .25
      Net investment income(c) ..........................                    1.50        1.15

   Portfolio turnover rate (%) ..........................                   13.12       40.57


*    For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class E Shares


                                                          Fiscal Year Ended
                                                             October 31,                          Year Ended December 31,
                                                       -----------------------              -----------------------------------
                                                          2002       2001         2000*        1999         1998       1997**
                                                          ----       ----         -----        ----         ----       ------
Net Asset Value, Beginning of Period .................            $    10.28    $   11.39   $    9.80      $  8.83    $   10.00
                                                                  ----------    ---------   ---------      -------    ---------

Income From Operations
   Net investment income(a)(b) .......................                   .03          .03         .10          .03          .09
   Net realized and unrealized gain (loss) ...........                 (2.32)        (.35)       2.00         1.18         (.33)
                                                                  ----------    ---------   ---------      -------    ---------
      Total income from operations ...................                 (2.29)        (.32)       2.10         1.21         (.24)
                                                                  ----------    ---------   ---------      -------    ---------

Distributions
   From net investment income ........................                  (.15)        (.18)       (.35)        (.19)        (.33)
   From net realized gain ............................                  (.08)        (.61)       (.16)        (.05)        (.60)
                                                                  ----------    ---------   ---------      -------    ---------
      Total distributions ............................                  (.23)        (.79)       (.51)        (.24)        (.93)
                                                                  ----------    ---------   ---------      -------    ---------
Net Asset Value, End of Period .......................            $     7.76    $   10.28   $   11.39      $  9.80    $    8.83
                                                                  ==========    =========   =========      =======    =========
Total Return (%)(c)                                                   (22.72)       (2.75)      21.96        13.75        (2.42)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..........               156,698      190,273     202,066       91,459        2,985
   Ratios to average net assets (%):
      Operating Expenses, net(d) .....................                   .25          .25         .25          .25          .25
      Operating Expenses, gross(d)(e) ................                   .45          .50         .50          .62           --
      Net investment income(c) .......................                   .30          .24         .99          .28          .45

   Portfolio turnover rate (%) .......................                 47.86        58.41       76.20        73.95        48.30


 *  For the ten months ended October 31, 2000.
 ** For the period September 30, 1997 (commencement of operations) to December
    31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Equity Aggressive Strategy Fund--Class S Shares


                                                                                    Fiscal Year Ended
                                                                                       October 31,
                                                                                -------------------------
                                                                                    2002       2001           2000*
                                                                                    ----       ----           -----
Net Asset Value, Beginning of Period ........................................               $  10.34       $   10.91
                                                                                            --------       ---------

Income From Operations
   Net investment income(a)(b) ..............................................                    .05             .04
   Net realized and unrealized gain (loss) ..................................                  (2.33)            .17
                                                                                            --------       ---------
      Total income from operations ..........................................                  (2.28)            .21
                                                                                            --------       ---------

Distributions
   From net investment income ...............................................                   (.15)           (.17)
   From net realized gain ...................................................                   (.08)           (.61)
                                                                                            --------       ---------
      Total distributions ...................................................                   (.23)           (.78)
                                                                                            --------       ---------
Net Asset Value, End of Period ..............................................               $   7.83       $   10.34
                                                                                            ========       =========
Total Return (%)(c) .........................................................                 (22.43)           1.93

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................................                 46,029          25,524
   Ratios to average net assets (%):
      Operating Expenses, net(d) ............................................                    .00             .00
      Operating Expenses, gross(d) ..........................................                    .20             .25
      Net investment income(c) ..............................................                    .59             .45

   Portfolio turnover rate (%) ..............................................                  47.86           58.41


 *   For the period January 31, 2000 (commencement of sale) to October 31, 2000.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
 (c) Periods less than one year are not annualized.
 (d) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Funds invest.

                             Diversified Equity Fund


      Alliance Capital Management L.P., through its Bernstein Investment
         Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

      Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
         80202.


      MFS Institutional Advisors, Inc., 500 Boylston Street, 21/st/ Floor,
         Boston, MA 02116-3741.

      Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
         30326-3248.


      Peachtree Asset Management, One Peachtree Center, Suite 4500, 303
         Peachtree Street N.E., Atlanta, GA 30308.

      Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
         53051.

      Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
         10019.


      Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
         PA 19312-2414.


      Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                            Quantitative Equity Fund

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
         Boston, MA 02110-4104.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

      J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor,
         New York, NY 10036.

                               Special Growth Fund

      CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
         Diego, CA 92101.

      David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
         10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

      Goldman Sachs Asset Management, a unit of the Investment Management
         Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
         Florham Park, NJ 07932-0650.

      Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
         98101.

      Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
         10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
         York, NY 10036-9998.

                           Real Estate Securities Fund

      AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
         Lane, Boston, MA 02210-2021.

      RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
         41st Floor, Chicago IL 60611.

      Security Capital Research & Management Incorporated, 11 South LaSalle
         Street, 2nd Floor, Chicago, IL 60603.

                          International Securities Fund


      Alliance Capital Management L.P., through its Bernstein Investment
         Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
         10022.

      Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
         Los Angeles, CA 90025.

      Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V
         6EE England.

      Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
         60611-2703.

      Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
         02109.

      Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
         Wilmington, DE 19801-1165.

      Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660,
         Bellevue, WA 98004.

      Oechsle International Advisors, LLC, One International Place, 23rd Floor,
         Boston, MA 02110.

      The Boston Company Asset Management LLC, One Boston Place, 14th Floor,
         Boston, MA 02108-4402.

                              Emerging Markets Fund


      Alliance Capital Management L.P., through its Bernstein Investment
         Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
         Street, London EC2A 2NY England.

      Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.



      Schroder Investment Management North America Ltd., 787 Seventh Avenue,
         34th Floor, New York, NY 10019.


      T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


                              Diversified Bond Fund

      Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
         Chicago, IL 60606.


      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.


      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
         York, NY 10036-9998.

                             Multistrategy Bond Fund

      Delaware Management Company, a series of Delaware Management Business
         Trust, 2005 Market Street, Philadelphia, PA 19103-7094


      Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite
         1100,W. Conshohocken, PA 19428-2899.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.


      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New
         York, NY 10036-9998.

                              Short Term Bond Fund

      BlackRock Financial Management, Inc., 40 East 52nd Street, New York, NY
         10022.

      Merganser Capital Management LP, One Cambridge Center, Suite 402,
         Cambridge, MA 02142-1611.


      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
         300, P.O. Box 6430, Newport Beach, CA 92658-6430.


      STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
         Barbara, CA 93101-2143.

      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class E and S Shares:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund


                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-090 (0203)


LOGO

                                                FRANK RUSSELL INVESTMENT COMPANY

------------------
MONEY MARKET FUNDS
------------------

Money Market Funds


PROSPECTUS

CLASS A and S SHARES:

MONEY MARKET FUND

CLASS S SHARES:

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


______________, 2003


909 A STREET, TACOMA WA 98402  .  800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                                Table of Contents

Risk/Return Summary.............................................................  1
 Investment Objective, Principal Investment Strategies and Principal Risks......  1
 Performance....................................................................  2
 Fees and Expenses..............................................................  6
Investment Objective and Principal Investment Strategies........................  7
Risks...........................................................................  9
Management of the Funds......................................................... 10
The Money Managers.............................................................. 10
Dividends and Distributions..................................................... 11
Taxes........................................................................... 11
How Net Asset Value is Determined............................................... 12
Choosing a Class of Shares to Buy............................................... 13
How to Purchase Shares.......................................................... 13
Exchange Privilege.............................................................. 15
How to Redeem Shares............................................................ 15
Payment of Redemption Proceeds.................................................. 16
Other Things to Know about Share Transactions................................... 17
Financial Highlights............................................................ 18
Money Manager Information....................................................... 21

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks

MONEY MARKET FUND

    Investment          To maximize current income to the extent consistent with
    Objective           the preservation of capital and liquidity, and the
                        maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

    Principal           The Money Market Fund invests in a portfolio of high
    Investment          quality money market securities maturing within 397 days
    Strategies          or less. The Fund principally invests in securities
                        issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

    Principal Risks     An investment in the Money Market Fund, like any
                        investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and foreign corporations, use of repurchase agreements and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details.

US GOVERNMENT MONEY MARKET FUND

    Investment          To provide the maximum current income that is consistent
    Objective           with the preservation of capital and liquidity and the
                        maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

    Principal           The US Government Money Market Fund invests in a
    Investment          portfolio of high quality money market securities issued
    Strategies          or guaranteed by the US government or any of its
                        agencies and instrumentalities maturing within 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks.

    Principal Risks     An investment in the US Government Money Market Fund,
                        like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities and repurchase agreements. Please refer to the "Risks" section later in this Prospectus for further details.

TAX FREE MONEY MARKET FUND

    Investment          To provide the maximum current income exempt from
    Objective           federal income tax that is consistent with the
                        preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

    Principal           The Tax Free Money Market Fund invests in a portfolio of
    Investment          high quality short-term debt securities maturing in 397
    Strategies          days or less. The dollar-weighted average maturity of
                        the Fund's portfolio is 90 days or less. The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income.

    Principal Risks     An investment in the Tax Free Money Market Fund, like
                        any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details on these risks.

     An investment in money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market, US Government Money Market and Tax Free Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each of these Funds.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period. The return for Class A Shares offered by this Prospectus may be lower than the Class S returns shown in the bar charts, depending on the fees and expenses of the Class A Shares. No Class A Shares have been issued as of the date of this Prospectus. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds' Class S Shares is set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.

     Past performance is no indication of future results.

                                Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                     [CHART]

                            1993                3.48%
                            1994                4.57%
                            1995                6.19%
                            1996                5.63%
                            1997                5.79%
                            1998                5.69%
                            1999                5.27%
                            2000                6.48%
                            2001                4.16%
                            2002


                         Best Quarter: ______% (__Q/__)
                         Worst Quarter: ______% (__Q/__)


Average annual total returns                                                     1 Year      5 Years     10 Years
for the periods ended December 31, 2002                                          ------      -------     --------
---------------------------------------
Money Market Fund Class S* ..................................................         %            %           %

30-Day Yields for the year ended December 31, 2002                               Current
--------------------------------------------------                               -------
Money Market Fund Class S ...................................................         %

7-Day Yields for the year ended December 31, 2002                                Current    Effective
-------------------------------------------------                                -------    ---------
Money Market Fund Class S ...................................................         %            %

* For periods prior to April 1, 1995, performance results for the Fund do not reflect deductions of all management fees.

     To obtain current yield information, please call 1-800-787-7354.

                         US Government Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                     [CHART]

                            1993                2.88%
                            1994                3.87%
                            1995                5.98%
                            1996                5.40%
                            1997                5.59%
                            1998                5.34%
                            1999                4.93%
                            2000                6.24%
                            2001                3.76%
                            2002

                      Best Quarter:  ______% (__Q/__)
                      Worst Quarter:  ______% (__Q/__)



Average annual total returns
for the periods ended December 31, 2002                            1 Year      5 Years     10 Years
---------------------------------------                            ------      -------     --------
US Government Money Market Fund Class S .........................     %           %            %

30-Day Yields for the year ended December 31, 2002                 Current
--------------------------------------------------                 -------

US Government Money Market Fund Class S .........................     %

7-Day Yields for the year ended December 31, 2002                  Current     Effective
-------------------------------------------------                  -------     ---------
US Government Money Market Fund Class S .........................     %           %

     To obtain current yield information, please call 1-800-787-7354.

                           Tax Free Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                      [CHART]

                            1993                2.55%
                            1994                2.83%
                            1995                3.76%
                            1996                3.35%
                            1997                3.61%
                            1998                3.36%
                            1999                3.31%
                            2000                4.11%
                            2001                2.80%
                            2002


                         Best Quarter: ______% (__Q/__)
                         Worst Quarter: ______% (__Q/__)


Average annual total returns
for the periods ended December 31, 2002                                 1 Year    5 Years    10 Years
---------------------------------------                                --------  ---------  ----------

Tax Free Money Market Fund Class S...................................        %          %           %

30-Day Yields for the year ended December 31, 2002                     Current
--------------------------------------------------                     -------

Tax Free Money Market Fund Class S...................................        %

7-Day Yields for the year ended December 31, 2002                      Current   Effective
-------------------------------------------------                      -------   ---------

Tax Free Money Market Fund Class S...................................        %          %

     To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)


                                                                             Maximum Sales
                                                            Maximum Sales    Charge (Load)
                                                            Charge (Load)     Imposed on        Maximum
                                                              Imposed on      Reinvested      Deferred Sale  Redemption  Exchange
                                                              Purchases        Dividends      Charge (Load)    Fees       Fees
                                                            ------------     -------------    -------------  ----------  --------
Money Market Fund, Class A ............................         None             None             None         None       None
All Funds, Class S ....................................         None             None             None         None       None


                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                                                Other        Total                       Total
                                                                              Expenses       Gross                        Net
                                                                              reflecting    Annual                       Annual
                                                              Distribution   Shareholder     Fund        Fee Waivers     Fund
                                                  Advisory       (12b-1)      (Servicing   Operating     and Expense   Operating
                                                    Fee         Fees###         Fees)      Expenses    Reimbursement#   Expenses*
                                                  --------    ------------   -----------   ---------   --------------  ----------

Class A Shares
   Money Market Fund# .........................    0.20%         0.15%            %            %              %            %
Class S Shares
   Money Market Fund# .........................    0.20%          None            %            %              %            %
   US Government Money Market Fund# ...........    0.20%          None            %            %              %            %
   Tax Free Money Market Fund# ................    0.20%          None            %            %              %            %

# FRIMCo, the Funds' advisor, has contractually agreed to waive, at least until _______________________, up to the full amount of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, to the extent that Fund expenses exceed ______% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until _______________________, ______% of its 0.25% and
     _____% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively.
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.
### Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on Class A Shares of the Funds rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2004.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                      1 Year    3 Year    5 Years   10 Years
                                                      ------    ------    -------   --------
Class A
   Money Market Fund .............................    $         $         $          $

Class S
   Money Market Fund .............................    $         $         $          $
   US Government Money Market Fund................
   Tax Free Money Market Fund.....................


                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES

MONEY MARKET FUND

Investment              To maximize current income to the extent consistent with
Objective               the preservation of capital and liquidity, and the
                        maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

Principal               The Money Market Fund invests in a portfolio of high
Investment              quality money market securities maturing within 397 days
Strategies              or less. The Fund principally invests in securities
                        issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The Fund invests in securities which may be supported by structural credit enhancements, and explicit support from a variety of high quality US and foreign institutions. Up to 10% of the Fund's net assets may be "illiquid" securities
                        (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The
                        Fund's investments may include variable and floating rate securities whose rates are tied to appropriate money market indexes which reset frequently. The Fund may also invest in securities issued by registered investment companies that are money market funds. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

                        The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

                        From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

US GOVERNMENT MONEY MARKET FUND

Investment              To provide the maximum current income that is
Objective               consistent with the preservation of capital and
                        liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

Principal               The US Government Money Market Fund invests in a
Investment              portfolio of high quality money market securities issued
Strategies              or guaranteed by the US government or any of its
                        agencies and instrumentalities maturing within 397 days or less. These include, among others, the US Treasury, Federal National Mortgage Association, Federal Home Loan
                        Mortgage Association and the Federal Home Loan Bank. The
                        Fund enters into repurchase agreements collateralized by US government and agency obligations. The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexes and reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

                        The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

                        From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

TAX FREE MONEY MARKET FUND

Investment              To provide the maximum current income exempt from
Objective               federal income tax that is consistent with the
                        preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

Principal               The Tax Free Money Market Fund invests in a portfolio of
Investment              high quality short-term debt securities maturing in 397
Strategies              days or less. The dollar-weighted average maturity of
                        the Fund's portfolio is 90 days or less.

                        The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A1 or VMIG1 or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

                        Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

                        From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

                                      RISKS

     An investment in the Funds, like any investment, has risks. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Risk Associated With                               Description                             Relevant Fund
--------------------------   --------------------------------------------------------   -------------------
Fixed-Income Securities      Prices of fixed-income securities rise and fall in         Money Market
                             response to interest rate changes. Generally, when         US Government Money
                             interest rates rise, prices of fixed-income securities     Market Tax Free
                             fall. The longer the duration of the security, the more    Money Market
                             sensitive the security is to this risk. A 1% increase
                             in interest rates would reduce the value of a $100
                             note by approximately one dollar if it had a one-year
                             duration. There is also a risk that fixed income
                             securities will be downgraded in credit rating or go
                             into default. Lower-rated bonds and bonds with larger
                             final maturities generally have higher credit risks.


Instruments of US and        Non-US corporations and banks issuing dollar denominated   Money Market
Foreign Banks and Branches   instruments in the US are not necessarily subject to
and Foreign Corporations     same regulatory requirements that apply to US
                             corporations the and banks, such as accounting,
                             auditing and recordkeeping standards, the public
                             availability of information and, for banks, reserve
                             requirements, loan limitations and examinations.
                             This adds to the analytical complexity, and may
                             increase the possibility that a non-US corporation
                             or bank may become insolvent or otherwise unable to
                             fulfill its obligations on these instruments.

Municipal Obligations        Municipal obligations are affected by economic, business   Tax Free Money
                             or political developments. These securities may be         Market
                             subject to provisions of litigation, bankruptcy and
                             other laws affecting the rights and remedies of
                             creditors, or may become subject to future laws
                             extending the time for payment of principal and/or
                             interest, or limiting the rights of municipalities to
                             levy taxes.

Credit and Liquidity         Adverse changes in a guarantor's credit quality if         Money Market
Enhancements                 contemporaneous with adverse changes in the guaranteed     Tax Free
                             Market security could cause losses to                      Money
                             a Fund and may affect its net asset value.

Repurchase Agreements        Under a repurchase agreement, a bank or broker sells       Money Market
                             securities to a Fund and agrees to repurchase them at      US Government Money
                             the Fund's cost plus interest. If the value of the         Market
                             securities declines and the bank or broker defaults on
                             its repurchase obligation, a Fund could incur a loss.

                             MANAGEMENT OF THE FUNDS

     The Funds' investment advisor is Frank Russell Investment Management Company ("FRIMCo"), 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company ("Russell").

     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the U.S. in Fortune's corporate reputation survey published in 2002.

     FRIMCo acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results. Each Fund's money manager selects the individual portfolio securities for the assets assigned to it.

     The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Money Market Fund, 0.25%, US Government Money Market Fund, 0.25% and Tax Free Money Market Fund, 0.25%. Of these aggregate amounts 0.05% is attributable to administrative services.

     FRIMCo has contractually agreed to waive, at least until _________________, up to the full amount of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, to the extent that Fund expenses exceed ______% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until ____________________, ______% of its 0.25% and ______% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively.

                               THE MONEY MANAGERS

     The Tax Free Money Market Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Tax Free Money Market Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared             Payable               Funds
---------            -------               -----------------------------------
Daily                Monthly               Money Market Fund
                                           US Government Money Market Fund Tax
                                           Free Money Market Fund

     The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is accrued daily and paid monthly.

Capital Gains Distributions

     The Board intends to declare long-term capital gain distributions once a year in mid-December to reflect any net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution, if necessary, in any year for operation or other reasons.

Automatic Reinvestment

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election for Class A Shares by contacting your Financial Intermediary and for Class C Shares by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.

     Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding Shares of a Fund.

     The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

     The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

                        CHOOSING A CLASS OF SHARES TO BUY

     For the Money Market Fund, you can choose among two classes of shares:
Classes A and S. Each class has different expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment. The US Government Money Market Fund and Tax Free Money Market Funds offer Class S Shares only.

COMPARING THE MONEY MARKET FUND'S CLASSES

     Your Financial Intermediary can help you decide which class of Shares of the Money Market Fund meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

-----------------------------------------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------------------------------------
Initial sales charge                           None
-----------------------------------------------------------------------------------------------------------
Annual 12b-1 fees and Service Fees             Up to 0.15% of average daily assets
-----------------------------------------------------------------------------------------------------------
Dividends                                      Generally lower than S Shares due to higher annual expenses
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Class S Shares
-----------------------------------------------------------------------------------------------------------
Initial sales charge                           None
-----------------------------------------------------------------------------------------------------------
Dividends                                      Generally higher than A Shares due to lower annual expenses
-----------------------------------------------------------------------------------------------------------

SALES CHARGES

Class A shares

     Class A Shares of the Money Market Fund are sold without an initial sales charge. However, if Shares of the Money Market Fund are exchanged for Shares of another FRIC fund offered through another prospectus, the sales charge applicable to the other fund may apply. Class A Shares participate in FRIC's Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of up to 0.15% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Money Market Fund and the distribution fee may cost an investor more than paying other types of sales charges.

Class S shares

     Class S shares of the Money Market Fund, the US Government Money Market Fund and the Tax Free Money Market Fund are sold without an initial sales charge and do not pay any distribution fees.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

     There is currently no required minimum investment in the Funds described in this Prospectus. The Funds are designed to be used as part of an allocated investment portfolio in combination with Funds described in the Russell Funds Prospectus or Institutional Funds Prospectus of Frank Russell Investment Company
(FRIC).

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged. Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' distributor with respect to Class A Shares of the Money Market Fund.

     Each Fund reserves the right to reject any purchase order for any reason.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (as outlined in the "Offering Dates and Times" section). The Funds will close early if the NYSE or the bond markets closes early.

     For Class A Shares: You must place purchase orders for Class A Shares through a Financial Intermediary in US dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement

     For Class S Shares: All purchases of Class S Shares must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

     Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times

     Orders and payments must be received by the Funds prior to the following designated times (the "order cut-off time") in order to be effective on the date received:

     Money Market Fund--4:00 p.m. Eastern Time

     Tax Free Money Market Fund--11:45 a.m. Eastern Time

     US Government Money Market Fund--12:15 p.m. Eastern Time

     If an order or payment is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets, (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early or (6) on a Federal Reserve Holiday on which the NYSE is open, then the order will be effective on the next business day.

     Orders and payments received by the Funds (1) prior to the applicable order cut-off time will receive the dividend declared on the date of receipt of the order and (2) at or after the applicable order cut-off time will not receive the dividend determined on the date of receipt of the order.

     Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

     For Class A Shares: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per fund) in an established account by automatic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

     For Class S Shares: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

By Mail or Telephone

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus within the same share class on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

     To request an exchange in writing of Class S Shares, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

Systematic Exchange Program

     If you invest in Class S Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. The Funds reserve the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

Redemption Dates and Times

     Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to the following designated times (the "redemption cut-off time") to be effective on the date received. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

     Money Market Fund--4:00 p.m. Eastern Time

     Tax Free Money Market Fund--11:45 a.m. Eastern Time

     US Government Money Market Fund--12:15 p.m. Eastern Time

     If a redemption request is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets, (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early or (6) on a Federal Reserve Holiday on which the NYSE is open, then the request will be effective on the next business day.

Systematic Withdrawal Program

     For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     For Class S Shares: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction. You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     For Class A Shares: When you redeem your Shares, the Funds will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Funds receive the redemption request.

     For Class S Shares only:

     Your redemption proceeds will be paid in one of the following manners:

     By Check: If you invest through certain Financial Intermediaries, a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

     By Wire: If you request your redemption proceeds be wired, the proceeds will be sent to your predesignated bank account not later than the next bank business day after the Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

     For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.


     For Class S Shares: The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to ensure proper form. Generally, your instructions must include:

     .  The Fund name and account number
     . Details related to the transaction including type and amount. . Signatures of all owners exactly as registered on the account. . Any supporting legal documentation that may be required.

Responsibility for Fraud

     Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

     For Class S Shares: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

     For Class S Shares: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure they have a valid address for you. After 180 days, the Funds will no longer honor the issued checks and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for that Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

Money Market Fund--Class S

                                                    Fiscal Year Ended
                                                       October 31,                               Year Ended December 31
                                                    --------------------               -----------------------------------------
                                                    2002          2001        2000*      1999        1998       1997       1996
                                                   ------       --------    --------   --------    --------    -------   -------
Net Asset Value, Beginning of Period ............               $ 1.0000    $ 1.0000   $ 1.0000    $ 1.0000    $1.0000   $1.0000
                                                                --------    --------   --------    --------    -------   -------
Income From Operations
   Net investment income ........................                  .0483       .0519      .0515       .0553      .0563     .0549
                                                                --------    --------   --------    --------    -------   -------
Distributions
   From net investment income ...................                 (.0483)     (.0519)    (.0515)     (.0553)    (.0563)   (.0549)
                                                                --------    --------   --------    --------    -------   -------
Net Asset Value, End of Period ..................               $ 1.0000    $ 1.0000   $ 1.0000    $ 1.0000    $1.0000   $1.0000
                                                                ========    ========   ========    ========    =======   =======
Total Return (%)(a) .............................                   4.94        5.32       5.27        5.69       5.79      5.63

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....              1,886,741    1,757,43    2,026,7    1,605,02    926,283    496,93
   Ratios to average net assets (%)(b):
      Operating Expenses, net ...................                    .14         .17        .17         .16        .08       .05
      Operating Expenses, gross .................                    .29         .32        .32         .31        .30       .30
      Net investment income .....................                   4.78        6.23       5.15        5.54       5.65      5.49

  *     For the ten months ended October 31, 2000.
  (a)   Periods less than one year are not annualized.
  (b)   The ratios for periods less than one year are annualized.

US Government Money Market Fund--Class S

                                                Fiscal Year Ended
                                                   October 31,                                 Year Ended December 31,
                                               -------------------                   ----------------------------------------------
                                                 2002       2001         2000*        1999         1998         1997         1996
                                               -------     -------      -------      -------      -------      -------      -------
Net Asset Value, Beginning of Period .........             $1.0000      $1.0000      $1.0000      $1.0000      $1.0000      $1.0000
                                                           -------      -------      -------      -------      -------      -------

Income From Operations
   Net investment income .....................
                                                             .0446        .0500        .0483        .0520        .0545        .0526
                                                           -------      -------      -------      -------      -------      -------
Distributions
   From net investment income ................              (.0446)      (.0500)      (.0483)      (.0520)      (.0545)      (.0526)
                                                           -------      -------      -------      -------      -------      -------
Net Asset Value, End of Period ...............             $1.0000      $1.0000      $1.0000      $1.0000      $1.0000      $1.0000
                                                           =======      =======      =======      =======      =======      =======
Total Return (%)(a) ..........................                4.55         5.12         4.93         5.34         5.59         5.40

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..             108,884       81,316      190,150      166,224      187,412      239,725
   Ratios to average net assets (%)(b):
      Operating expenses, net ................                 .37          .32          .30          .32          .20          .25
      Operating expenses, gross ..............                 .63          .58          .54          .55          .41          .50
      Net investment income ..................                4.43         5.91         4.83         5.20         5.44         5.27

  *      For the ten months ended October 31, 2000.
  (a)   Periods less than one year are not annualized.
  (b)   The ratios for periods less than one year are annualized.

Tax Free Money Market Fund--Class S

                                                Fiscal Year Ended
                                                    October 31,                                Year Ended December 31,
                                               -------------------                  ----------------------------------------------
                                                2002        2001         2000*        1999         1998         1997         1996
                                               ------     -------       -------     -------      -------      -------      -------

Net Asset Value, Beginning of Period ........             $1.0000       $1.0000     $1.0000      $1.0000      $1.0000      $1.0000
                                                          -------       -------     -------      -------      -------      -------
Income From Operations
   Net investment income ....................               .0317         .0333       .0326        .0331        .0355        .0329
                                                          -------       -------     -------      -------      -------      -------
Distributions
   From net investment income ...............              (.0317)       (.0333)     (.0326)      (.0331)      (.0355)      (.0329)
                                                          -------       -------     -------      -------      -------      -------
Net Asset Value, End of Period ..............             $1.0000       $1.0000     $1.0000      $1.0000      $1.0000      $1.0000
                                                          =======       =======     =======      =======      =======      =======
Total Return (%)(a) .........................                3.22          3.38        3.31         3.36         3.61         3.35

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..             180,699       169,808     246,695      194,663      130,725      102,207
   Ratios to average net assets (%)(b):
      Operating Expenses, net ...............                 .30           .34         .21          .34          .28          .42
      Operating Expenses, gross .............                 .40           .44         .31          .44          .38          .42
      Net investment income .................                3.17          3.96        3.28         3.29         3.55         3.28

  *     For the ten months ended October 31, 2000.
  (a)   Periods less than one year are not annualized.
  (b)   The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                                Money Market Fund

     Frank Russell Investment Management Company, 909 A Street, Tacoma, WA
98402.

                         US Government Money Market Fund

     Frank Russell Investment Management Company, 909 A Street, Tacoma, WA
98402.

                           Tax Free Money Market Fund

     Weiss, Peck & Greer, LLC, One New York Plaza, 30th Floor, New York, NY
10004.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


FRANK RUSSELL INVESTMENT COMPANY
   Class A and S Shares:
   Money Market Fund
   Class S Shares:
   US Government Money Market Fund
   Tax Free Money Market Fund



                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-059 (0203)

                                                FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

Money Market Funds

PROSPECTUS
CLASS S SHARES:
MONEY MARKET FUND
US GOVERNMENT MONEY MARKET FUND
TAX FREE MONEY MARKET FUND


_________, 2003


909 A STREET, TACOMA WA    98402  .  800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                            LOGO

                                Table of Contents

Risk/Return Summary ..............................................................   1

   Investment Objective, Principal Investment Strategies and Principal Risks .....   1
   Performance ...................................................................   2
   Fees and Expenses .............................................................   6

Investment Objective and Principal Investment Strategies .........................   7
Risks ............................................................................   9
Management of the Funds ..........................................................  10
The Money Managers ...............................................................  10
Dividends and Distributions ......................................................  11
Taxes ............................................................................  11
How Net Asset Value is Determined ................................................  12
How to Purchase Shares ...........................................................  12
Exchange Privilege ...............................................................  13
How to Redeem Shares .............................................................  14
Payment of Redemption Proceeds ...................................................  14
Other Things to Know About Share Transactions ....................................  15
Financial Highlights .............................................................  16
Money Manager Information ........................................................  19

                               RISK/RETURN SUMMARY


    Investment Objective, Principal Investment Strategies and Principal Risks


MONEY MARKET FUND

   Investment Objective      To maximize current income to the extent consistent
                             with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

   Principal Investment      The Money Market Fund invests in a portfolio of
   Strategies                high quality money market securities maturing
                             within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money
                             Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

   Principal Risks           An investment in the Money Market Fund, like any
                             investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and foreign corporations, use of repurchase agreements and credit and liquidity enhancements.
                             Please refer to the "Risks" section later in this Prospectus for further details.


US GOVERNMENT MONEY MARKET FUND

   Investment Objective      To provide the maximum current income that is
                             consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

   Principal Investment      The US Government Money Market Fund invests in a
   Strategies                portfolio of high quality money market securities
                             issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks.

   Principal Risks           An investment in the US Government Money Market
                             Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities and repurchase agreements. Please refer to the "Risks" section later in this Prospectus for further details.


TAX FREE MONEY MARKET FUND

   Investment Objective      To provide the maximum current income exempt from
                             federal income tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.


   Principal Investment      The Tax Free Money Market Fund invests in a
   Strategies                portfolio of high quality short-term debt
                             securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income.


   Principal Risks           An investment in the Tax Free Money Market Fund,
                             like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations and credit and liquidity enhancements.
                             Please refer to the "Risks" section later in this Prospectus for further details on these risks.

      An investment in money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market, US Government Money Market and Tax Free Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each of these Funds.


                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds' Class S Shares is set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.

      Past performance is no indication of future results.

                                Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                     [CHART]

                            1993                3.48%
                            1994                4.57%
                            1995                6.19%
                            1996                5.63%
                            1997                5.79%
                            1998                5.69%
                            1999                5.27%
                            2000                6.48%
                            2001                4.16%
                            2002




                       Best Quarter:               ______% (__Q/__)
                       Worst Quarter:              ______% (__Q/__)



----------------------------------------------------------------------------------------------------------------------------
   Average annual total returns
   for the periods ended December 31, 2002                                           1 Year      5 Years     10 Years
   ---------------------------------------                                           ------      -------     --------
   Money Market Fund Class S* ................................................          %           %            %

   30-Day Yields for the year ended December 31, 2002                                Current
   --------------------------------------------------                                -------
   Money Market Fund Class S .................................................          %

   7-Day Yields for the year ended December 31, 2002                                 Current    Effective
   -------------------------------------------------                                 -------    ---------
   Money Market Fund Class S .................................................          %           %
----------------------------------------------------------------------------------------------------------------------------


* For periods prior to April 1, 1995, performance results for the Fund do not reflect deductions of all management fees.

     To obtain current yield information, please call 1-800-787-7354.

                         US Government Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                     [CHART]

                            1993                2.88%
                            1994                3.87%
                            1995                5.98%
                            1996                5.40%
                            1997                5.59%
                            1998                5.34%
                            1999                4.93%
                            2000                6.24%
                            2001                3.76%
                            2002



                    Best Quarter:         ______% (__Q/__)
                    Worst Quarter:        ______% (__Q/__)



-------------------------------------------------------------------------------------------------------------------------
   Average annual total returns
   for the periods ended December 31, 2002                                           1 Year      5 Years     10 Years
   ---------------------------------------                                           ------      -------     --------
   US Government Money Market Fund Class S ...................................          %           %            %

   30-Day Yields for the year ended December 31, 2002                                Current
   --------------------------------------------------                                -------
   US Government Money Market Fund Class S ...................................          %

   7-Day Yields for the year ended December 31, 2002                                 Current    Effective
   -------------------------------------------------                                 -------    ---------
   US Government Money Market Fund Class S ...................................          %           %
-------------------------------------------------------------------------------------------------------------------------


     To obtain current yield information, please call 1-800-787-7354.

                           Tax Free Money Market Fund


                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                      [CHART]

                            1993                2.55%
                            1994                2.83%
                            1995                3.76%
                            1996                3.35%
                            1997                3.61%
                            1998                3.36%
                            1999                3.31%
                            2000                4.11%
                            2001                2.80%
                            2002



                      Best Quarter:       ______% (__Q/__)
                      Worst Quarter:      ______% (__Q/__)



-------------------------------------------------------------------------------------------------------------
   Average annual total returns
   for the periods ended December 31, 2002                                 1 Year      5 Years     10 Years
   ---------------------------------------                                 ------      -------     --------
   Tax Free Money Market Fund Class S ................................        %           %            %

   30-Day Yields for the year ended December 31, 2002                      Current
   --------------------------------------------------                      -------
   Tax Free Money Market Fund Class S ................................        %

   7-Day Yields for the year ended December 31, 2002                       Current    Effective
   -------------------------------------------------                       -------    ---------
   Tax Free Money Market Fund Class S ................................        %           %

-------------------------------------------------------------------------------------------------------------


     To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses


      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                               Maximum Sales
                                               Maximum Sales   Charge (Load)
                                               Charge (Load)     Imposed on        Maximum
                                                Imposed on      Reinvested     Deferred Sales   Redemption   Exchange
                                                Purchases        Dividends      Charge (Load)      Fees        Fees
                                                ---------        ---------       ------------      ----        ----
All Funds, Class S .....................           None            None            None          None       None

                         Annual Fund Operating Expenses#
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                                           Other         Total           Total
                                                                          Expenses       Gross            Net
                                                                        (reflecting     Annual           Annual
                                                                        Shareholder      Fund        Fee Waivers and       Fund
                                                            Advisory     Servicing     Operating         Expense         Operating
                                                               Fee         Fees)       Expenses       Reimbursement      Expenses*
                                                               ---         -----       --------       -------------      ---------
Class S Shares
   Money Market Fund ......................                   0.20%          %             %               %              %

   US Government Money Market Fund ........                   0.20%          %             %               %              %

   Tax Free Money Market Fund .............                   0.20%          %             %               %              %

  # If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2004.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                     1 Year    3 Year    5 Years   10 Years
                                                     ------    ------    -------   --------
Class S

   Money Market Fund ..............................       $         $          $          $

   US Government Money Market Fund ................

   Tax Free Money Market Fund .....................

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES


MONEY MARKET FUND

   Investment Objective     To maximize current income to the extent consistent
                            with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

   Principal Investment     The Money Market Fund invests in a portfolio of high
   Strategies               quality money market securities maturing within 397
                            days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The Fund invests in securities which may be supported by structural credit enhancements, and explicit support from a variety of high quality US and foreign institutions. Up to 10% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund's investments may include variable and floating rate securities whose rates are tied to appropriate money market indexes which reset frequently. The Fund may also invest in securities issued by registered investment companies that are money market funds.
                            The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

                            The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.


US GOVERNMENT MONEY MARKET FUND

   Investment Objective     To provide the maximum current income that is
                            consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

   Principal Investment     The US Government Money Market Fund invests in a
   Strategies               portfolio of high quality money market securities
                            issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. These include, among others, the US Treasury, Federal National Mortgage Association,
                            Federal Home Loan Mortgage Association and the
                            Federal Home Loan Bank. The Fund enters into repurchase agreements collateralized by US government and agency obligations. The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexes and reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

                            The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

TAX FREE MONEY MARKET FUND

   Investment Objective     To provide the maximum current income exempt from
                            federal income tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

   Principal Investment     The Tax Free Money Market Fund invests in a
   Strategies               portfolio of high quality short-term debt securities
                            maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.


                            The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A1 or VMIG1 or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.


                            Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

                            From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


           Risk Associated With                                     Description                               Relevant Fund
--------------------------------------------  ---------------------------------------------------------    ----------------------
Fixed-Income Securities                       Prices of fixed-income securities rise and fall in           Money Market
                                              response to interest rate changes. Generally, when           US Government Money
                                              interest rates rise, prices of fixed-income securities       Market Tax Free Money
                                              fall. The longer the duration of the security, the more      Market
                                              sensitive the security is to this risk. A 1% increase
                                              in interest rates would reduce the value of a $100 note
                                              by approximately one dollar if it had a one-year
                                              duration. There is also a risk that fixed income
                                              securities will be downgraded in credit rating or go
                                              into default. Lower-rated bonds and bonds with larger
                                              final maturities generally have higher credit risks.

Instruments of US and Foreign Banks and       Non-US corporations and banks issuing dollar denominated     Money Market
Branches and Foreign Corporations             instruments in the US are not necessarily subject to the
                                              same regulatory requirements that apply to US corporations and banks, such as accounting, auditing and recordkeeping
                                              standards, the public availability of information and, for banks, reserve requirements, loan limitations and
                                              examinations. This adds to the analytical complexity, and
                                              may increase the possibility that a non-US corporation or
                                              bank may become insolvent or otherwise unable to fulfill
                                              its obligations on these instruments.

Municipal Obligations                         Municipal obligations are affected by economic,              Tax Free Money Market
                                              business or political developments. These securities
                                              may be subject to provisions of litigation, bankruptcy
                                              and other laws affecting the rights and remedies of
                                              creditors, or may become subject to future laws
                                              extending the time for payment of principal and/or
                                              interest, or limiting the rights of municipalities to
                                              levy taxes.

Credit and Liquidity Enhancements             Adverse changes in a guarantor's credit quality if           Money Market
                                              contemporaneous with adverse changes in the guaranteed       Tax Free Money Market
                                              security could cause losses to a Fund and may affect
                                              its net asset value.

Repurchase Agreements                         Under a repurchase agreement, a bank or broker sells         Money Market
                                              securities to a Fund and agrees to repurchase them at        US Government Money
                                              the Fund's cost plus interest. If the value of the           Market
                                              securities declines and the bank or broker defaults on
                                              its repurchase obligation, a Fund could incur a loss.

                             MANAGEMENT OF THE FUNDS

      The Funds' investment advisor is Frank Russell Investment Management Company ("FRIMCo"), 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $______ billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company ("Russell").

      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the U.S. in Fortune's corporate reputation survey published in 2002.

      FRIMCo acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results. Each Fund's money manager selects the individual portfolio securities for the assets assigned to it.

      The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Money Market Fund, 0.25%, US Government Money Market Fund, 0.25% and Tax Free Money Market Fund, 0.25%. Of these aggregate amounts 0.05% is attributable to administrative services.

      FRIMCo has contractually agreed to waive, at least until _________________, up to the full amount of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, to the extent that Fund expenses exceed ______% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until ____________________, ______% of its 0.25% and ______% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively.





                               THE MONEY MANAGERS

      The Tax Free Money Market Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Tax Free Money Market Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                          Payable                                      Funds
---------         -----------------------------------------   -----------------------------------------
Daily             Monthly                                     Money Market Fund
                                                              US Government Money Market Fund Tax
                                                              Free Money Market Fund

      The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is accrued daily and paid monthly.

Capital Gains Distributions

      The Board intends to declare long-term capital gain distributions once a year in mid-December to reflect any net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution, if necessary, in any year for operation or other reasons.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

      Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.

      Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding Shares of a Fund.

      The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

      The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      There is currently no required minimum investment in the Funds described in this Prospectus. The Funds are designed to be used as part of an allocated investment portfolio in combination with Funds described in the Russell Funds Prospectus or Institutional Funds Prospectus of Frank Russell Investment Company
(FRIC).

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

      Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds.

      Each Fund reserves the right to reject any purchase order for any reason.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (as outlined in the "Offering Dates and Times" section). The Funds will close early if the NYSE or the bond markets closes early.

      All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. The settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times

      Orders and payments must be received by a Fund prior to the following designated times (the "order cut-off time") in order to be effective on the date received:

      Money Market Fund - 4:00 p.m. Eastern Time

      Tax Free Money Market Fund - 11:45 a.m. Eastern Time

      US Government Money Market Fund - 12:15 p.m. Eastern Time

      If an order or payment is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early or (6) on a Federal Reserve Holiday on which the NYSE is open, then the order will be effective on the next business day.

      Orders and payments received by the Funds (1) prior to the applicable order cut-off time will receive the dividend declared on the date of receipt of the order and (2) at or after the applicable order cut-off time will not receive the dividend determined on the date of receipt of the order.

      Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

By Mail or Telephone

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

      Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.





                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as specified in the Investment Company Act of 1940 or as determined by the SEC) exists.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to the following designated times (the "redemption cut-off time") to be effective on the date received. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

      Money Market Fund - 4:00 p.m. Eastern Time

      Tax Free Money Market Fund - 11:45 a.m. Eastern Time

      US Government Money Market Fund - 12:15 p.m. Eastern Time

      If a redemption request is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early or (6) on a Federal Reserve Holiday on which the NYSE is open, then the order will be effective on the next business day.





Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

         Your redemption proceeds will be paid in one of the following manners:
(1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you request your redemption proceeds be wired, the proceeds will be sent to your predesignated bank account not later than the next bank business day after the Fund receives your redemption request. On Federal Reserve holidays, funds will be wired on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in "good order". Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

        .  The Fund name and account number
        . Details related to the transaction including type and amount . Signatures of all owners exactly as registered on the account . Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Funds nor their transfer agent will not be responsible for any account losses due to fraud so long as there is a reasonable belief that the person transacting on the account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for that Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.


Money Market Fund--Class S

                                                Fiscal Year Ended
                                                   October 31,                                    Year Ended December 31,
                                            -------------------------             -------------------------------------------------
                                               2002        2001          2000*         1999          1998         1997       1996
                                               ----        ----          -----         ----          ----         ----       ----
Net Asset Value, Beginning of Period .....               $   1.0000    $  1.0000    $  1.0000     $  1.0000    $  1.0000  $  1.0000
                                                         ----------    ---------    ---------     ---------    ---------  ---------

Income From Operations
   Net investment income .................                    .0483        .0519        .0515         .0553        .0563      .0549
                                                         ----------    ---------    ---------     ---------    ---------  ---------

Distributions
   From net investment income ............                   (.0483)      (.0519)      (.0515)       (.0553)      (.0563)    (.0549)
                                                         ----------    ---------    ---------     ---------    ---------  ---------
Net Asset Value, End of Period ...........               $   1.0000    $  1.0000    $  1.0000     $  1.0000    $  1.0000  $  1.0000
                                                         ==========    =========    =========     =========    =========  =========
Total Return (%)(a) ......................                     4.94         5.32         5.27          5.69         5.79       5.63

Ratios/Supplemental Data:
   Net Assets, end of period (in
      thousands) .........................                1,886,741     1,757,43     2,026,71      1,605,02       926,28    496,932
   Ratios to average net assets (%)(b):
      Operating Expenses, net ............                      .14          .17          .17           .16          .08        .05
      Operating Expenses, gross ..........                      .29          .32          .32           .31          .30        .30
      Net investment income ..............                     4.78         6.23         5.15          5.54         5.65       5.49


  *   For the ten months ended October 31, 2000.
  (a) Periods less than one year are not annualized.
  (b) The ratios for periods less than one year are annualized.

US Government Money Market Fund--Class S


                                               Fiscal Year Ended
                                                  October 31,                                     Year Ended December 31,
                                             ---------------------              ----------------------------------------------------
                                                 2002     2001          2000*         1999        1998         1997         1996
                                                 ----     ----          -----         ----        ----         ----         ----
Net Asset Value, Beginning of Period .......            $ 1.0000       $1.0000      $ 1.0000    $ 1.0000     $ 1.0000     $ 1.0000
                                                        --------       -------      --------    --------     --------     --------

Income From Operations
   Net investment income ...................               .0446         .0500         .0483       .0520        .0545        .0526
                                                        --------       -------      --------    --------     --------     --------

Distributions
   From net investment income ..............              (.0446)       (.0500)       (.0483)     (.0520)      (.0545)      (.0526)
                                                        --------       -------      --------    --------     --------     --------
Net Asset Value, End of Period .............            $ 1.0000       $1.0000      $ 1.0000    $ 1.0000     $ 1.0000     $ 1.0000
                                                        ========       =======      ========    ========     ========     ========
Total Return (%)(a) ........................                4.55          5.12          4.93        5.34         5.59         5.40

Ratios/Supplemental Data:
   Net Assets, end of period (in
      thousands) ...........................             108,884        81,316       190,150     166,224      187,412      239,725
   Ratios to average net assets (%)(b):
      Operating expenses, net ..............                 .37           .32           .30         .32          .20          .25
      Operating expenses, gross ............                 .63           .58           .54         .55          .41          .50
      Net investment income ................                4.43          5.91          4.83        5.20         5.44         5.27


 *   For the ten months ended October 31, 2000.
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.

Tax Free Money Market Fund--Class S


                                            Fiscal Year Ended
                                               October 31,                                     Year Ended December 31,
                                          -----------------------             -----------------------------------------------------
                                                2002     2001        2000*        1999         1998          1997          1996
                                                ----     ----        -----        ----         ----          ----          ----
Net Asset Value, Beginning of Period ......            $ 1.0000    $ 1.0000     $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                                       --------    --------     --------      --------      --------      --------

Income From Operations
   Net investment income ..................               .0317       .0333        .0326         .0331         .0355         .0329
                                                       --------    --------     --------      --------      --------      --------
Distributions
   From net investment income .............              (.0317)     (.0333)      (.0326)       (.0331)       (.0355)       (.0329)
                                                       --------    --------     --------      --------      --------      --------
Net Asset Value, End of Period ............            $ 1.0000    $ 1.0000     $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                                       ========    ========     ========      ========      ========      ========
Total Return (%)(a) .......................                3.22        3.38         3.31          3.36          3.61          3.35

Ratios/Supplemental Data:
   Net Assets, end of period (in
      thousands) ..........................             180,699     169,808      246,695       194,663       130,725       102,207
   Ratios to average net assets (%)(b):
      Operating Expenses, net .............                 .30         .34          .21           .34           .28           .42
      Operating Expenses, gross ...........                 .40         .44          .31           .44           .38           .42
      Net investment income ...............                3.17        3.96         3.28          3.29          3.55          3.28


  *     For the ten months ended October 31, 2000.
  (a)   Periods less than one year are not annualized.
  (b)   The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                                Money Market Fund


      Frank Russell Investment Management Company, 909 A Street, Tacoma, WA
98402.

                         US Government Money Market Fund


      Frank Russell Investment Management Company, 909 A Street, Tacoma, WA
98402.

                           Tax Free Money Market Fund


      Weiss, Peck & Greer, LLC, One New York Plaza, 30th Floor, New York, NY 10004.

      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


FRANK RUSSELL INVESTMENT COMPANY
   Class S Shares:
   Money Market Fund
   US Government Money Market Fund
   Tax Free Money Market Fund



                                   Distributor: Russell Fund Distributors, Inc.
LOGO                                                      SEC File No. 811-3153

                                                                36-08-059 (0203)

                        "FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402

                            Telephone 1-800-787-7354





                       STATEMENT OF ADDITIONAL INFORMATION
                                 (Fund of Funds)





                             ________________, 2003


         Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.


         This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Fund of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.


         Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.


         This Statement incorporates by reference the Fund of Funds' Annual Reports to Shareholders for the year ended October 31, 2002. Copies of the Fund of Funds" Annual Reports accompany this Statement.

         This Statement describes the Class A, Class C, Class D, Class E and Class S Shares of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds (collectively, the "LifePoints Funds") and the Class C, Class E and Class S Shares of the Tax-Managed Global Equity Fund (together with the LifePoints Funds, the "Fund of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.

FUND                               INCEPTION DATE            PROSPECTUS DATE
Equity Aggressive Strategy*        September 30, 1997        _____________, 2003
Aggressive Strategy                September 16, 1997        _____________, 2003
Balanced Strategy                  September 16, 1997        _____________, 2003
Moderate Strategy                  October 2, 1997           _____________, 2003
Conservative Strategy              November 7, 1997          _____________, 2003
Tax-Managed Global Equity          February 1, 2000          ____________ , 2003


* On or about April 26, 1999, the Equity Balanced Strategy Fund was renamed the Equity Aggressive Strategy Fund.

The Underlying Funds in which the Fund of Funds currently invest commenced operations on the dates indicated below:


FUND                                              INCEPTION DATE

Diversified Equity Fund                           September 5, 1985
Special Growth Fund                               September 5, 1985
Quantitative Equity Fund                          May 15, 1987
International Securities Fund                     September 5, 1985
Diversified Bond Fund                             September 5, 1985
Short Term Bond Fund                              October 30, 1981
Multistrategy Bond Fund                           January 29, 1993
Real Estate Securities Fund                       July 28, 1989
Emerging Markets Fund                             January 29, 1993
Tax-Managed Large Cap Fund*                       October 7, 1996

Tax-Managed Mid & Small Cap Fund                  December 1, 1999


* On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.

                                TABLE OF CONTENTS


   CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE DEFINED
                    IN THE GLOSSARY, WHICH BEGINS ON PAGE ___



                                                                                                                        Page
STRUCTURE AND GOVERNANCE...............................................................................................  1
   Organization and Business History...................................................................................  1
   Shareholder Meetings................................................................................................  1
   Controlling Shareholders............................................................................................  1
   Trustees and Officers...............................................................................................  2

OPERATION OF FRIC......................................................................................................  8
   Service Providers...................................................................................................  8
   Consultant..........................................................................................................  8
   Advisor and Administrator...........................................................................................  8
   Money Managers...................................................................................................... 10
   Approval of Investment Advisory Agreement........................................................................... 11
   Distributor......................................................................................................... 13
   Custodian and Portfolio Accountant.................................................................................. 13
   Transfer and Dividend Disbursing Agent.............................................................................. 14
   Order Placement Designees........................................................................................... 14
   Independent Accountants............................................................................................. 14
   Codes of Ethics..................................................................................................... 14
   Plan Pursuant to Rule 18f-3......................................................................................... 17
   Distribution Plan................................................................................................... 17
   Shareholder Services Plan........................................................................................... 18
   Underlying Fund Expenses............................................................................................ 19
   Fund of Funds Operating Expenses.................................................................................... 19
   Purchase, Exchange and Redemption of Fund of Funds Shares........................................................... 20
   Sales Charge Waivers and Reductions................................................................................. 21
   Valuation of the Fund of Fund Shares................................................................................ 23
   Pricing of Securities............................................................................................... 24
   Portfolio Turnover Rates of the Fund of Funds....................................................................... 24

   Portfolio Transaction Policies of the Underlying Funds.............................................................. 24
   Brokerage Allocations............................................................................................... 24
   Brokerage Commissions............................................................................................... 26
   Yield and Total Return Quotations................................................................................... 27

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUND OF FUNDS................................................... 31
   Investment Restrictions............................................................................................. 31
   Investment Policies and Practices of the Fund of Funds.............................................................. 32

INVESTMENT POLICIES OF THE UNDERLYING FUNDS............................................................................ 33
CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS............................................................................ 36
TAXES.................................................................................................................. 57
MONEY MANAGER INFORMATION FOR UNDERLYING FUNDS......................................................................... 60
RATINGS OF DEBT INSTRUMENTS............................................................................................ 64
FINANCIAL STATEMENTS................................................................................................... 68
GLOSSARY............................................................................................................... 69

                            STRUCTURE AND GOVERNANCE

       ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.


       FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Fund of Funds is non diversified.

       FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

       FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the Fund of Funds described in this Statement, other than the Tax-Managed Global Equity Fund, which only offers Shares of beneficial interest in the Class C, Class E and Class S Shares, offers Shares of beneficial interest in the Class A, Class C, Class D, Class E and Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class A and Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to the Class A, Class C, Class D and Class E Shares of the LifePoints Funds and Class C, Class E and Class S Shares of the Tax-Managed Fund Global Equity Fund.


         Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.


       Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

       SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.


       CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

       At January 31, 2003, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:






[To be filed by amendment]






       At January 31, 2003, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:






[To be filed by amendment]





       For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

       The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.


       TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo"), FRC and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

       The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are (1) oversight of the Funds' accounting and financial reporting policies and internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds" independent auditors and the full Board of Trustees. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. E. Palmer and K. Blake and Mr. R. Tennison, each of whom is an independent trustee. For the fiscal year ending October 31, 2002, the Audit Committee held three meetings. The primary functions of the Nominating and Governance Committee are to: (1) make nominations for independent trustee membership on the Board; (2) evaluate and review the composition and performance of the Board of Trustees;
(3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. P. Anderson, P. Anton, W. Baxter, and L. Gingrich each of whom is an independent trustee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2002.

       FRIC paid $454,032.56 in the aggregate for the fiscal year ended October 31, 2002 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

     The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    No. of
                           Position(s)                                                          Portfolios in
                            Held With                                                           Russell Fund
                            Fund and                              Principal Occupation(s)          Complex           Other
      Name, Age,           Length of                                    During the               Overseen by     Directorships
------------------------------------------------------------------------------------------------------------------------------------
       Address            Time Served     Term of Office                Past 5 Years               Trustee      Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,   Trustee        Appointed until    .   Currently, Chairman                 37             None
Born July 3, 1932          Emeritus       successor              Emeritus, FRC
                           and            is duly elected    .   Currently, Chairman
909 A Street               Chairman       and qualified          Emeritus, FRIC and RIF
Tacoma, Washington         Emeritus                          .   From 1984 to
98402-1616                 since 1999                            December 1998, Chairman of
------------------------------------------------------------------------------------------------------------------------------------
                                                                 the Board of FRIC and RIF
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,         Trustee        Appointed until    .   Vice Chairman, FRC                  37           . Trustee, The
Born April 22, 1939        since 1987     successor          .   Chairman of the Board,                             SSgA Funds
                                          is duly elected        Trustee, FRIC and RIF                              (investment
909 A Street                              and qualified      .   CEO and Chairman of                                company);
Tacoma, Washington                                               the Board, Russell Fund
98402-1616                                                       Distributors, Inc. and FRIMCo
                           Chairman of    Until successor    .   Trustee, President
                           the Board      is chosen and          and Chairman of the Board,
                           since 1999.    qualified by           The SSgA Funds (investment
                                          Trustees               company)
                                                             .   Trustee and Chairman of
                                                                 the Board, Frank Russell Trust
                                                                 Company;
                                                             .   1987-2002, President
------------------------------------------------------------------------------------------------------------------------------------
                                                                 And CEO, FRIC and RIF
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
*Michael J.A. Phillips,    Trustee        Appointed until    .   Chairman of the                     37             None
Born January 20, 1948      Since          successor is duly      Board, President and CEO, FRC
                           January 2,     elected and        .   Trustee, FRIC and RIF
909 A Street               2002           qualified.
Tacoma, Washington
------------------------------------------------------------------------------------------------------------------------------------
98402-1616



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 No. of
                            Position(s)                                                         Portfolios in
                            Held With                                                           Russell Fund
                            Fund and                              Principal Occupation(s)          Complex         Other
      Name, Age,            Length of                                   During the              Overseen by     Directorships
----------------------------------------------------------------------------------------------------------------------------------
       Address             Time Served    Term of Office               Past 5 Years                Trustee      Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,          Trustee        Appointed until      .  1996 to present                     37           None
Born October 15, 1931      since 1984     successor               President, Anderson
                                          is duly elected         Management Group LLC
909 A Street                              and qualified           (private investments
Tacoma, Washington                                                consulting)
98402-1616
----------------------------------------------------------------------------------------------------------------------------------

Paul Anton, Ph.D.,         Trustee        Appointed until      .  Retired since 1997                  37           None
Born December 1, 1919      since 1985     successor is duly    .  Until 1997, President,
                                          elected and             Paul Anton and
909 A Street                              qualified               (Marketing Consultant
Tacoma, Washington                                                on emerging international
98402-1616                                                        markets for small
                                                                  corporations)
----------------------------------------------------------------------------------------------------------------------------------

William E. Baxter,         Trustee        Appointed until      .  Retired since 1986                  37           None
Born June 8, 1925          since 1984     successor is duly
                                          elected and
909 A Street                              qualified
Tacoma, Washington
98402-1616
----------------------------------------------------------------------------------------------------------------------------------

Kristianne Blake,          Trustee        Appointed until      .  President,                          37       .   Trustee, WM
Born January 22, 1954      since 2000     successor is duly       Kristianne Gates Blake,                          Group of
                                          elected and             P.S. (accounting services)                       Funds
909 A Street                              qualified                                                                (investment
Tacoma, Washington                                                                                                 company);
98402-1616                                                                                                     .   Director,
                                                                                                                   Avista Corp.
----------------------------------------------------------------------------------------------------------------------------------

Lee C. Gingrich,           Trustee        Appointed until      .  Retired since 1995                  37           None
Born October 6, 1930       since 1984     successor is duly
                                          elected and
909 A Street                              qualified
Tacoma, Washington
----------------------------------------------------------------------------------------------------------------------------------
98402-1616
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,         Trustee        Appointed until      .  Retired since 1981                  37           None
Born May 5, 1926           since 1984     successor is duly
                                          elected and
909 A Street                              qualified
Tacoma, Washington
----------------------------------------------------------------------------------------------------------------------------------
98402-1616
----------------------------------------------------------------------------------------------------------------------------------

Raymond P. Tennison, Jr.   Trustee        Appointed until      .  Currently,                          37           None
Born December 21, 1955     since 2000     successor               President, Simpson
                                          is duly elected         Investment Company and
909 A Street                              and qualified           several additional
Tacoma, Washington                                                subsidiary companies,
98402-1616                                                        including Simpson Timber
                                                                  Company, Simpson Paper
                                                                  Company and Simpson Tacoma
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Kraft Company

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     No. of
                            Position(s)                                                           Portfolios in
                            Held With                                                              Russell Fund
                            Fund and                                Principal Occupation(s)          Complex           Other
        Name, Age,          Length of                                   During the                  Overseen by     Directorships
------------------------------------------------------------------------------------------------------------------------------------
          Address          Time Served     Term of Office              Past 5 Years                   Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES--(continued)
------------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston            Trustee       Appointed until         . Retired since 2000                   37               None
Born October 2, 1943       Since 2002    successor is duly       . 1987 to 2000, Arbitrator,
                                         elected and qualified     The American Arbitration
                                                                   Association Commercial Panel
                                                                 . 1995 to 1999, Hearing
                                                                   Officer, University of
                                                                   Washington
                                                                 . 1987 to 1997, Consulting
                                                                   Attorney
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                               Position(s) Held                                           Principal Occupation(s)
     Name, Age,             With Fund and Length                                               During the
------------------------------------------------------------------------------------------------------------------------------------
      Address                  of Time Served           Term of Office                         Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Leonard P. Brennan           President and Chief        Until successor          .  President and CEO, FRIC and RIF, 2002 to
Born October 11, 1959        Executive Officer since    is chosen and               present
                             2002                       qualified by             .  Director, Russell Fund Distributors, Inc.
909 A Street                                            Trustees                 .  Director, President and CEO, FRIMCo
Tacoma, Washington                                                               .  1995 to present, Managing Director of
98402-1616                                                                          International Operations

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,             Treasurer and              Until successor is       .  Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963       Chief Accounting           chosen and                  and RIF
                             Officer since 1998         qualified by             .  Director, Funds Administration, FRIMCo and
909 A Street                                            Trustees                    Frank Russell Trust Company
Tacoma, Washington                                                               .  Treasurer, SSgA Funds (investment company);
98402-1616                                                                       .  Manager, Funds Accounting and Taxes, Russell
                                                                                    Fund Distributors, Inc.
                                                                                 .  April 1996 to August 1998, Assistant
                                                                                    Treasurer, FRIC and RIF; November 1995 to July
                                                                                    1998,
                                                                                    Assistant Secretary, SSgA Funds; February 1997
                                                                                    to July 1998, Manager, Funds Accounting and
                                                                                    Taxes,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    FRIMCo
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,             Director of                Until removed by         .  Director of Investments, FRIC and RIF
Born October 3, 1953         Investments since          Trustees                 .  Chief Investment Officer, Frank Russell
                             1991                                                   Trust Company
909 A Street                                                                     .  Director, FRIMCo and Russell Fund
Tacoma, Washington                                                                  Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,                 Secretary and              Until removed by         .  Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941         General Counsel since      Trustees                    Frank Russell Trust Company and Russell Fund
                             1994                                                   Distributors, Inc.
                                                                                 .  Director, Secretary and General Counsel,
909 A Street                                                                        Frank Russell Capital Inc.
Tacoma, Washington                                                               .  Secretary, General Counsel and Managing
98402-1616                                                                          Director - Law and Government Affairs, FRC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 .  Director and Secretary, Russell 20-20
                                                                                    Association
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson,            Director of                Until removed by         .  Director of Short-Term Investment Funds,
                                                                                    FRIC,

Born July 20, 1960           Short-Term            Trustees         RIF, FRIMCo and Frank Russell Trust Company
                             Investment Funds                     . From 1991 to 2001, Portfolio Manager, FRIC,
909 A Street                 since 2001                             RIF, FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616

                        TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002



                                                                                        TOTAL COMPENSATION
                                                 PENSION OR                                FROM FRIC AND
                              AGGREGATE          RETIREMENT          ESTIMATED ANNUAL         RUSSELL
                            COMPENSATION     BENEFITS ACCRUED AS      BENEFITS UPON         FUND COMPLEX
TRUSTEE                       FROM FRIC       OF FRIC EXPENSES          RETIREMENT        PAID TO TRUSTEES
Lynn L. Anderson               $     0               $ 0                   $ 0                $     0
Paul E. Anderson               $65,202               $ 0                   $ 0                 77,083
Paul Anton, PhD.               $61,903               $ 0                   $ 0                 73,250
William E. Baxter              $61,903               $ 0                   $ 0                 73,250
Kristianne Blake               $64,956               $ 0                   $ 0                $76,810
Lee C. Gingrich                $64,913               $ 0                   $ 0                $76,750
Eleanor W. Palmer              $61,499               $ 0                   $ 0                $72,780
Michael J. Phillips            $     0               $ 0                   $ 0                $     0
Raymond P. Tennison, Jr.       $61,903               $ 0                   $ 0                $73,250
Julie W. Weston*               $11,753               $ 0                   $ 0                $13,667



*     Ms. Weston was elected to the Board of Trustees on August 19, 2002.


               EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002



------------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                   EQUITY
                                                                        SECURITIES IN ALL REGISTERED
                                                                        INVESTMENT COMPANIES OVERSEEN
                                       DOLLAR RANGE OF EQUITY            BY TRUSTEES IN RUSSELL FUND
TRUSTEE                               SECURITIES IN EACH FUND                      COMPLEX
------------------------------------------------------------------------------------------------------
George F. Russell, Jr.
------------------------------------------------------------------------------------------------------
Michael J. Phillips
------------------------------------------------------------------------------------------------------
Lynn L. Anderson
------------------------------------------------------------------------------------------------------
Paul E. Anderson
------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.
------------------------------------------------------------------------------------------------------
William E. Baxter
------------------------------------------------------------------------------------------------------
Kristianne Blake
------------------------------------------------------------------------------------------------------
Lee C. Gingrich
------------------------------------------------------------------------------------------------------
Eleanor W. Palmer
------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.
------------------------------------------------------------------------------------------------------
Julie W. Weston
------------------------------------------------------------------------------------------------------

                                OPERATION OF FRIC

     SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:





 Consultant                                        Frank Russell Company

 Advisor, Administrator, Transfer and              Frank Russell Investment Management Company
    Dividend Disbursing Agent

 Money Managers for the                            Multiple professional discretionary
    Underlying Funds                                  investment management organizations

 Custodian and Portfolio Accountant                State Street Bank and Trust Company



     CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

     FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company Limited (London), Frank Russell Canada Limited/Limitee (Canada), Frank Russell Company Pty., Limited (Australia), Frank Russell Japan Co., Ltd. (Japan), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Ltd. (New Zealand) and Frank Russell Investments (Delaware), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc joint venture. Frank Russell Securities, Inc., a wholly owned subsidiary of FRC, carries on an institutional brokerage business as a registered broker-dealer. Frank Russell Capital Inc., a wholly owned subsidiary of FRC, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of FRC, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investment (Cayman) Ltd., a wholly owned subsidiary of FRC, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of FRC, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of FRC, provides services to U.S. personnel secunded to overseas enterprises. Russell Real Estate Advisors, Inc., a wholly owned subsidiary of FRC, provides investment advice focused on the real estate asset class, performs discretionary investment management, and provides advice with respect to private investment funds, including limited partnerships. The mailing address of FRC is 909 A Street, Tacoma, WA 98402.

     As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

     FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, asset distribution and estate preservation. Products include permanent and term life insurance, disability income insurance, long-term care insurance and annuity plans for personal, business, estate planning and pension markets; trust services; mutual funds and other securities.


     ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Underlying Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Underlying Funds' Liquidity Portfolios. (See, "Investment Policies of the Underlying Funds -- Liquidity Portfolios.") FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

     Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund"s average daily net asset value. (See the Prospectuses for the Underlying Funds' annual percentage rates.)


     The following Fund of Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursement and/or waivers) for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000, respectively.



                 Fund of Funds               10/31/02        10/31/01        10/31/00
     Equity Aggressive Strategy Fund       $               $  561,810      $  508,145
     Aggressive Strategy Fund                                 692,186         553,180
     Balanced Strategy Fund                                 1,021,159         813,684
     Moderate Strategy Fund                                   185,220         126,703
     Conservative Strategy Fund                                65,074          37,701
     Tax-Managed Global Equity Fund                            86,448          29,830



     While FRIMCo will perform investment advisory services for the Fund of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds). FRIMCo has waived and/or reimbursed its advisory fees since each Fund of Funds' inception and has contractually agreed to continue the waiver of advisory fee through February 28, 2004. Advisory fees do not vary among classes of Shares. Since November 2000, administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds" Special Servicing Agreements. For the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund: $_________, $508,145 and $403,512; Aggressive Strategy Fund: $__________, $553,180 and $312,714;
Balanced Strategy Fund: $_________, $813,684 and $650,215; Moderate Strategy
Fund: $__________, $126,703 and $94,535; and Conservative Strategy Fund:
$__________, $37,701 and $35,959. For the fiscal years ended October 31, 2002,
October 31, 2001 and the ten months ended October 31, 2000, FRIMCo waived $___________, $86,448 and $29,830 in fees for the Tax-Managed Global Equity Fund, respectively. FRIMCo paid no reimbursements to any Fund of Fund for the ten months ended October 31, 2000 or for the fiscal years ended October 31, 2001 and October 31, 2002. Each of the Fund of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

     The Underlying Funds in which the Fund of Funds currently invest paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000, respectively:



                                           10/31/02          10/31/01       10/31/00
     Diversified Equity                                   $10,536,406    $10,098,258
     Special Growth                                         6,777,311      5,983,909
     Quantitative Equity                                   10,980,154     10,215,125
     International Securities                               9,345,463      8,913,303
     Diversified Bond                                       3,358,849      2,782,087
     Short Term Bond                                        2,012,894      1,890,126
     Multistrategy Bond                                     4,104,822      3,191,178
     Real Estate Securities                                 5,750,916      4,675,467
     Emerging Markets                                       3,954,721      4,274,390
     Tax-Managed Large Cap                                  4,239,472      3,955,187
     Tax-Managed Mid & Small Cap*                           1,111,853        688,311
     Tax Exempt Bond                                          483,580        401,219
     Tax Free Money Market                                    444,583        417,071

     From May 1, 1996 to April 30, 2000, FRIMCo had contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund-level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amount of $166,373 for the ten months ended October 31, 2000. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,024,805 and $___________ for the ten months ended October 31, 2000 and the fiscal year ended October 31, 2002, respectively. For the years ended October 31, 2001 and October 31, 2002, FRIMCo did not waive any portion of its combined advisory and administrative fees. For the fiscal years ended October 31, 2001 and October 31, 2002, the Fund paid fees equal to $4,104,822 and $_______________, respectively.

     For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its ______% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the Fund's average daily net assets on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $388,516, $313,137 and $__________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. There was no reimbursement for the ten months ended October 31, 2000 or for the fiscal years ended October 31, 2001 and October 31, 2002. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $,795, $798,716 and $______________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its ______% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875, $575,014 and $_________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000 or the fiscal years ended October 31, 2001 and October 31, 2002. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,838,161, $1,437,380 and $_____________ for the ten
months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

     Beginning March 1, 2002, for the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees for each of Class C, E and S of that Fund to the extent transfer agency fees for any such Class exceed 0.24% of the average daily net assets of such Class in an annual basis.

     FRIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

     MONEY MANAGERS. The money managers of the Underlying Funds have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other offshore vehicles and/or for accounts which have no business relationship with the FRC organization

From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, management fees paid to the money managers of the Underlying Funds were:



                                                                                                              Annual rate
      Fund                                          $Amount Paid                     (as a % of average
                                                                                     daily net assets)
                                                  2000            2001           2002     2000      2001       2002
Diversified Equity                             $2,361,202      $2,752,388                 0.21%      0.21%

Special Growth                                  2,009,221       2,831,559                 0.34%      0.40%

Quantitative Equity                             2,243,821       2,632,544                 0.19%      0.19%

International Securities                        2,950,659       3,473,692                 0.35%      0.36%

Diversified Bond                                  364,015         434,847                 0.06%      0.06%

Short Term Bond                                   562,126         725,336                 0.17%      0.18%

Multistrategy Bond                                704,996         907,674                 0.15%      0.14%

Real Estate Securities                          1,374,518       1,725,449                 0.25%      0.26%

Emerging Markets                                2,006,555       1,994,655                 0.51%      0.61%

Tax-Managed Large Cap                           1,185,998       1,426,055                 0.23%      0.25%

Tax-Managed Mid &                                 236,766         462,099                 0.28%      0.43%
     Small Cap

Tax Exempt Bond                                   210,733         293,119                 0.21%      0.21%

Tax Free Money Market                             111,491         138,703                 0.09%      0.08%






     Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker- dealer affiliates.

     APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager of the Underlying Funds at a meeting held on February __, 2003. In connection with this annual review, the Board, with the advice and assistance of independent counsel, received and considered information and reports relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager of the Underlying Funds.

     In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Underlying Funds, the Board considered that the Funds and Underlying Funds, in employing a manager of managers method of investment for each Underlying Fund, operate in a manner that is distinctly different in several fundamental respects from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Underlying Funds, other than the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds which, in light of their investment strategies, are currently managed only by a single Money Manager (the "Single Manager Funds"), have multiple Money Managers.


     The Board considered that, under the advisory agreement, FRIMCo, rather than the Money Managers, is responsible for determining, implementing and maintaining the investment program for each Underlying Fund. The Board also considered that FRIMCo is responsible for determining the allocation of the assets of the Funds among the Underlying Funds. Assets of each Underlying Fund have been allocated among multiple Money Managers other than the assets of Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds which have been allocated to a single Money Manager.


     FRIMCo is responsible for selecting Money Managers for each Underlying Fund and determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund functions in the role of individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending to the Board whether portfolio management contracts should be reviewed, modified or terminated. FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and the addition of new Money Managers or replacement of existing Money Managers when, based on its research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of each Money Manager and to combine the investment activities of each in a complementary manner. FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Managers of the same Underlying Fund. Moreover, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed upon their selection of portfolio securities. The overall performance of each Fund and Underlying Fund therefore reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. FRIMCo determines the strategic allocation of Fund assets among Underlying Funds using its asset allocation technologies and risk, return and correlation data.

     The Board also considered that the prospectuses of the Funds and Underlying Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund and Underlying Fund, rather than the investment selection role of the Underlying Fund's Money Managers, and describe the manner in which the Funds and Underlying Funds operate so that investors may take such information into account when deciding to purchase shares of any Fund.


     In addition to these general factors relating to the manager of managers structure of the Underlying Funds, the Trustees, in evaluating the renewal of the advisory agreement considered, with respect to each Fund and Underlying Fund, various specific factors, including the following:


     1. The nature, scope and quality of the services provided to the Fund and Underlying Fund by FRIMCo;

     2. Information as to the performance of each Fund and Underlying Fund in comparison to investment companies not managed by FRIMCo believed to be generally comparable in investment objectives and size to such Fund or Underlying Fund ("Comparable Funds") over varying periods of time taking into account, for each Fund or Underlying Fund, the particular objectives of the manager of managers structure utilized by FRIC;

     3. The advisory fee paid by the Fund or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees paid to any Money Managers of such Underlying Fund;

     4. Other fees and benefits received by FRIMCo or its affiliates from the Fund or Underlying, including administrative, cash management and securities lending fees;

     5. Information as to investment advisory fees paid to Comparable Funds;

     6. Information concerning the expense ratio of the Fund or Underlying Fund and expense ratios of Comparable Funds, taking into account for the Fund or Underlying Fund the general impact of a manager of managers structure upon expenses.

     7. The profitability that FRIMCo derives from its mutual fund operations generally and from each Fund and Underlying Fund;

     8. Any measures identified or under consideration by FRIMCo to improve Fund and Underlying Fund performance;

     9. Various efforts to improve shareholder services undertaken during the preceding year and plans for additional efforts for the coming year;

     10. Information about FRIMCo's costs and plans for investments in its business of potential benefit to the Funds and Underlying Funds;

     11. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's and Underlying Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund and Underlying Funds in an increasingly competitive industry;

     12. With respect to each Fund and Underlying Fund, the special expertise of FRIMCo with respect to the manager of managers fund structure of such Fund or Underlying Fund and the likelihood that, at the current expense ratio of such Fund or Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers strategy of the Fund and Underlying Funds.

     Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and each Underlying Fund and, on that basis, approved their renewals.

     DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than (1) Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively and (2) a portion of the initial sales charge on the Class A Shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.


     CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

     Custody:

     Domestic Custody (Underlying Funds) - (i) $3,000 per portfolio per fund;
     (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody ( Underlying Funds) - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03%
     - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody (Underlying Funds) - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00;
     (iii) monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. Portfolio transaction charges for the Fund of Funds are equal to $5.00 each. In addition, interest earned on uninvested cash balances will be used to offset the Fund of Funds' and Underlying Funds' custodian expense, as applicable.


     Fund Accounting:

     Domestic Fund Accounting Underlying Funds - (i) $10,000 per portfolio; and
     (ii) 0.015% of average daily net assets. International Fund Accounting Underlying Funds - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Fund of Funds Account - $12,000 per portfolio; Yield calculation services Fund of Funds and Underlying Funds - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and

     $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

     Domestic Fund Accounting Underlying Funds and Fund of Funds - in addition to the charges listed above, the Underlying Funds and the Fund of Funds pay multiple class charges as follows: 2-3 classes, $1,250 per month, per class or $15,000 annually per class; greater than 3 classes, $850 per month, per class or $10,200 annually per class.

         TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service FRIMCo is paid a per-account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts, systems capabilities and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. The Fund of Funds' investments in the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

         ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.


         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 999 Third Avenue, Seattle, WA 98104-4098.


         CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j--1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Does the code contain
                                                                                                         all of the required
                                    Personal investing          Are investments in securities owned         Rule 17j-1
     MONEY MANAGER                       allowed?                by the advised sub-trust allowed?          provisions?
---------------------------------------------------------------------------------------------------------------------------------
AEW Management and Advisors, L.P.   Yes                         No                                      Yes
---------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management         Yes                         Yes, but not in securities with         Yes
L.P. through its Bernstein                                      pending or possible client buy or
Investment Research and                                         sell orders
Management Unit
---------------------------------------------------------------------------------------------------------------------------------
AQR Capital Management, LLC         Yes                         Yes, but not in securities on a         Yes
                                                                restricted list
---------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund Advisors       Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders and certain blackouts
                                                                apply to securities of Barclays PLC
                                                                and securities underwritten by
                                                                Barclays affiliates
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial Management,     Yes                         Yes, but not in securities with         Yes
Inc.                                                            pending or possible client buy or
                                                                sell orders
---------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset            Yes                         Yes, but not in securities with         Yes
Management, LLC                                                 pending or possible client buy or
                                                                sell orders, also, certain persons
                                                                may not purchase securities issued by
                                                                financial services organizations
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Brandywine Asset Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.         Yes                         Yes                                     Yes
-----------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment             Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                   pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company, LLC    Yes                         Yes                                     Yes
-----------------------------------------------------------------------------------------------------------------------------------
Delaware International Advisers     Yes                         Yes, but not in securities with         Yes
Limited                                                         pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Management Company, a      Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                   pending or possible client buy or
Business Trust                                                  sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.             Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.        Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders unless the order is
                                                                bunched with the client's, the
                                                                client is able to fully complete its
                                                                own order, and the order receives the
                                                                average price for that day
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and             Yes                         Yes, but cannot purchase closed-end     Yes
Research Company                                                funds for which Fidelity performs
                                                                pricing and bookkeeping, securities
                                                                of certain broker-dealers or
                                                                interests in hedge funds and
                                                                investment clubs
-----------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging         Yes                         Yes, cannot purchase securities on a    Yes
Markets Limited                                                 restricted list
-----------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment            Yes                         Yes, but not in securities with         Yes
Management Company                                              pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates       Yes                         Yes, but not in securities with         Yes
LLC                                                             pending or possible client buy or
                                                                sell orders, also, certain persons
                                                                may not invest in securities of
                                                                financial services organizations
-----------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset               Yes                         Yes, but not in securities with         Yes
Management, Inc.                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company            Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers Limited      Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management      Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC        Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management,      Yes                         Yes, but not in securities with         Yes
Inc.                                                            pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment              Yes                         Yes, but not in securities with         Yes
Management, Inc.                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management          Yes                         Yes, but not in securities with         Yes
Company                                                         pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management          Severely restricts personal No                                      Yes
Company, LLC                        trading except for certain
                                    specific transactions such
                                    as the purchase of mutual
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                    fund shares, commercial
                                    paper, etc.
-----------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates, Inc.    Yes                         Yes                                     Yes
-----------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management, LLC      Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Merganser Capital Management L.P.   Yes                         Yes, but may not enter into             Yes
                                                                transactions that may result in
                                                                conflicts of interest with clients
-----------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors, Inc.    Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.             Yes                         Yes, but not in securities on a         Yes
                                                                restricted stock list
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments, LP      Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Oechsle International Advisors,     Yes                         Yes, but not in securities with         Yes
LLC                                                             pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management       Yes, but must use a         Yes, but not in securities with         Yes
Company                             registered broker for       pending or possible client buy or
                                    transactions in publicly    sell orders
                                    traded securities
-----------------------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management          Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.                Yes                         Yes, but transactions in securities     Yes
                                                                with pending or possible client buy
                                                                or sell orders require prior approval
-----------------------------------------------------------------------------------------------------------------------------------
Schroder Investment Management      Yes                         Yes, except cannot purchase             Yes
North America Limited                                           securities on a restricted list
-----------------------------------------------------------------------------------------------------------------------------------
Security Capital Research &         Yes                         Yes, but not in securities with         Yes
Management Incorporated                                         pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc.     Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset               Yes                         Yes, subject to blackout periods,       Yes
Management                                                      however, transactions in securities
                                                                on a restricted list, transactions in
                                                                securities of financial services
                                                                organizations and margin and option
                                                                transactions are prohibited
-----------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management         Yes                         Yes, but not in securities with         Yes
Ltd.                                                            pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Strong Capital Management, Inc.     Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management, LLC     Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders or in securities of which
                                                                10% or more are held in portfolios
                                                                managed by Suffolk
-----------------------------------------------------------------------------------------------------------------------------------
Systematic Financial                Yes                         Yes, but not in securities with         Yes
Management, L.P.                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
TCW Investment Management           Yes                         Yes, but not in securities with         Yes
Company                                                         pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital Management,     Yes                         Yes, but not in securities with         Yes
Inc.                                                            pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.           Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-----------------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.    Yes                         Yes, but not in securities in which     Yes
                                                                the adviser has a long or short
                                                                position or with pending or possible
                                                                client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC            Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
---------------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.      Yes                         Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
---------------------------------------------------------------------------------------------------------------------------------



      PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC.

      . At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").
      . At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.
      . On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
      . On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Fund.
      . On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.
      . On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds,
             (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund,
             (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
      . On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.
      . On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.
      . On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund
      . On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.

         For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan may bear certain fees under its respective plan.

         DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class A, Class C and Class D Shares, which are described in the respective Funds' Prospectus. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and

-


asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

      The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class C and Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

         The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class A, Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

         Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Class A, Class C or Class D Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

                  Under the Distribution Plan, the following Multiple Class Funds' Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000 (these amounts were for compensation to dealers):



Fund of Funds                            Class C    Class D    Class C     Class D     Class C    Class D
                                        10/31/02   10/31/02    10/31/01   10/31/01    10/31/00   10/31/00
Equity Aggressive Strategy Fund                                $320,406   $32,589    $187,154     $16,695
Aggressive Strategy Fund                                        563,844    31,529     318,461      19,727
Balanced Strategy Fund                                          801,287    53,751     382,529      21,422
Moderate Strategy Fund                                          110,059     8,409      47,169       4,531
Conservative Strategy Fund                                       41,560     5,323      12,526       1,780
Tax-Managed Global Equity Fund                                   61,948        NA      23,043          NA


      No Class A Shares were issued during the periods shown.

         SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Fund of Funds ("Servicing Plan"). The

Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000 and November 25, 2002.

         Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class C, Class D, or Class E Shares.


         Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.


       Under the Service Plan, the following Fund of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2002:



                Fund of Funds                                             Class C              Class D             Class E
         Equity Aggressive Strategy Fund
         Aggressive Strategy Fund
         Balanced Strategy Fund
         Moderate Strategy Fund
         Conservative Strategy Fund
         Tax-Managed Global Equity Fund



No Class A Shares were issued during the period shown.

         UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records payable to FRC; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.


         Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.


         As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2004 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.

         FUND OF FUNDS OPERATING EXPENSES . Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (shareholder servicing, legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Fund of Funds, including transfer agency services but not including any services covered by the Fund of Funds" advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Fund of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Fund of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Fund of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Fund of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Fund of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, and blue sky, as well as organizational, transfer agency, prospectus, shareholder reporting, proxy, administrative and miscellaneous expenses.

         PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES. As described in the Prospectus, the Fund of Funds provide you with different classes of shares based upon your individual investment needs.

       Each class of shares of a Fund of Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

       Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans or the Shareholder Services Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) Trustees' fees incurred solely as a result of issues relating to a specific class, (ix) the expense of holding meetings solely for shareholders of a specific class and (x) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

       The following classes of shares are available for purchase for each of the Fund of Funds other than the Tax-Managed Global Equity Fund which only offers Classes C, E and S. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares

         Class A shares are sold at offering price, which is the net asset value plus an initial sales charge as follows.

         The Fund of Funds receive the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.



                                                                                                              Broker/Dealer
                                                         Sales charge               Sales charge                commission
Amount of                                                  as a % of                as a % of net               as a % of
your investment                                         offering price            amount invested             offering price
Less than $50,000.................................          5.75%                      6.10%                      5.00%
$50,000 but less than $100,000....................          4.50%                      4.71%                      3.75%
$100,000 but less than $250,000...................          3.50%                      3.63%                      2.75%
$250,000 but less than $500,000...................          2.50%                      2.56%                      2.00%
$500,000 but less than $1,000,000.................          2.00%                      2.04%                      1.60%
$1,000,000 or more................................           --0--*                     --0--*                 up to 1.00%



* Purchases of Class A Shares of the LifePoints Funds and FRIC's Money Market Fund of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is retained by the Distributor at the time of redemption. The deferred sales charge may be waived as described below under "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge".

      Financial Intermediaries receive up to 90% of the initial sales charge and may be deemed to be underwriters of the Fund of

Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

Class C Shares

      Financial Intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds' distribution plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class D Shares

      Financial Intermediaries that sell Class D shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class D shares sold by them.

Class E Shares

      Financial Intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class S Shares

      Financial Intermediaries will receive no shareholder services or distribution fees for Class S shares.

       SALES CHARGE WAIVERS AND REDUCTIONS

       Cumulative Purchase Discount. The reduced initial sales load reflected in the sales charge table above applies to aggregate purchases of Class A shares of the LifePoints Funds and FRIC's Money Market Fund made by related accounts on the same day through one Financial Intermediary. Investors must notify their Financial Intermediary at the time an order is placed for a purchase which would qualify for the reduced initial sales charge on the basis of same day purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced initial sales charge will not be applied if such notification is not furnished at the time of the order. The reduced initial sales charge will also not be applied unless the records of the Distributor confirm the investor's representations concerning his holdings.

       For purchases to be aggregated for the purpose of qualifying for the Cumulative Purchase Discount, they must be made on the same day through one Financial Intermediary. Initial sales charge discounts are available for certain aggregated investments. The following purchases made by related accounts may be aggregated to determine the initial sales charge:

    1.   Purchases by a trustee purchasing for a single estate/fiduciary account
    2. Purchases by an individual, spouse, or their minor children purchasing for his/her own account
    3. Purchases by business accounts solely controlled by you or your immediate family
    4. Purchases by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)
    5. Purchases by employee benefit plans of a single employer or of affiliated employers
    6. Combined purchases of or exchanges for two or more LifePoints Funds and/or FRIC's Money Market Fund and
    7. Purchases by a trustee/fiduciary for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating shares.

        Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

        Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances:

    1. Sales to FRIC trustees and employees of FRIC (including retired trustees and employees); to the immediate families of such persons (including the surviving spouse of a deceased board member or employee); or to a pension, profit-sharing or other benefit plan for such persons

    2. Offers of Class A shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise
    3. Purchases by shareholders who have redeemed Class A shares in a LifePoints Fund and who wish to reinvest their redemption proceeds in another LifePoints Fund, provided the reinvestment is made within 90 calendar days of the redemption.
    4. Sales to employer sponsored Defined Contribution plans investing $1 million or more or with 100 or more eligible employees
    5. Sales to retirement plans, endowments or foundations with $50 million or more in assets
    6. Sales to current/retired registered representatives and other employees of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the LifePoints Funds
    7. Sales to trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of more $50 million
    8. Shares purchased with the proceeds from the sale of front-end load shares of a non-FRIC mutual fund
    9. Shares purchased by a Broker/Dealer for a managed account that is charged an asset-based fee (Employee benefit plans/403(b) programs do not qualify)
    10.  Accounts managed by Frank Russell Company or its subsidiaries
    11. Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)

         Right of Accumulation. Class A shares of the LifePoints Funds may be purchased by any person at a reduced initial sales charge or at net asset value by accumulating the dollar amount of the new purchase and the total net asset value of all Class A shares of any LifePoints Fund and FRIC's Money Market Fund then held by such person (and his immediate family) and applying the initial sales charge applicable to such cumulative total. The current value of your holdings is determined at the NAV at the close of business on the day you purchase the Class A shares to which the current value of your holdings will be added. In order to obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced initial sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from the Funds or your Financial Intermediary.

         Letter of Intent - Class A Shares. You may reduce your Class A initial sales charge by establishing a non-binding letter of intent ("LOI"). A LOI allows you to combine purchases of all Class A shares of the LifePoints Funds and FRIC's Money Market Fund you intend to make over a 13-month period to determine your initial sales charge. At your request, purchases made during the previous 90 days may be included, but any appreciation of your investment or reinvested dividends will not be included. A portion of your account (up to 5%) may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. You will earn income, dividends, and capital gain distributions on escrowed shares.Your escrowed shares will be released when you have invested the amount provided for in you LOI. If you purchase more than the amount specified in the LOI and qualify for additional initial sales charge reductions, your reduction will be calculated at the end of the 13 month period and the surplus will be used to purchase additional Class A shares at the then-current offering price applicable to the total investment. If you purchase less than the amount specified in the LOI within 13 month period, you intial sales charge will be adjusted upward at the end of the 13 month period. This adjustment will be made by redeeming shares from your account to cover the additional initial sales charge.

         Deferred Sales Charge Provisions. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A Shares of the LifePoints Funds and FRIC's Money Market Fund. However, if you redeem any of those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the shares being redeemed or the net asset value of those shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are considered to be redeemed first followed by the Class A Shares you have held the longest.

         Waivers of Deferred Sales Charge. The deferred sales charge may be waived on:

    1.   exchanges for Class A Shares of other LifePoints Funds
    2. redemptions of Class A Shares within 12 months following the death or disability of the shareholder
    3. redemptions of Class A shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2
    4.   involuntary redemptions
    5. redemptions of Class A Shares to effect a combination of a LifePoints Fund with any investment company by merger, acquisition of assets or otherwise

All waivers of deferred sales charges are subject to confirmation of the your status or holdings

         Reinstatement Privileges. You may reinvest an amount equal to all or a portion of the redemption proceeds from a redemption of Class A Shares of a LifePoints Fund in Class A Shares of that LifePoints Fund or another LifePoints Fund at the net asset value next determined after receipt of your purchase order in proper form if such reinvestment is made within 90 days of such redemption. You must reinstate Class A Shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a Fund and certain restrictions may apply. For purposes of the deferred sales charge on Class A shares, the holding period will continue as if the Class A Shares had not been redeemed.

         Exchange Privilege. Generally, you may exchange your Class A Shares of a LifePoints Fund for Class A Shares of another LifePoints Fund or FRIC's Money Market Fund without paying an initial sales charge. If you exchange Class A Shares of FRIC's Money Market Fund for Class A Shares of a LifePoints Fund, you will pay the applicable initial sales charge for the Class A Shares of that LifePoints Fund. Exchanges have the same tax consequence as ordinary sales and purchase. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

      Frequent Trading: The Fund of Funds do not permit market-timing. Do not invest in the Fund of Funds if you are a market-timer. The Fund of Funds are intended for long-term investors. Frequent trading of Fund of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing," is not permitted. Short-term or excessive trading into and out of the Fund of Funds may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund of Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund of Fund may suspend or terminate your trading privileges. A Fund of Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


         Minimum Investment Requirements. You may be eligible to purchase Fund of Funds Shares if you do not meet the applicable required minimum investment. The Fund of Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund of Funds, and the minimum investment required has not been waived for you, the Funds of Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

      Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

         The Fund of Funds may also waive the required minimum initial investment for IRAs and UGMAs and similar vehicles on which an explicit or practical initial investment restriction is imposed by a regulatory body.


       Uncashed Checks. Please make sure you promptly cash checks issued to you by the Fund of Funds. If you do not cash a dividend, distribution, or redemption check the Fund of Funds will act to protect themselves and you. This may include restricting certain activities in your account until we are sure that we have a valid address for you. After 180 days, the Fund of Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.





      Referral Fees. The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.


         VALUATION OF THE FUND OF FUNDS SHARES . The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.



         PRICING OF SECURITIES. The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Underlying Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Class S Shares of the Underlying Fund when a shareholder (such as a Fund of Funds) is not able to purchase or redeem Underlying Fund Shares. Further, because foreign securities markets may close prior to the time the Underlying Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Underlying Funds calculate net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

         PORTFOLIO TURNOVER RATES OF THE FUND OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund of Funds during the year. The Fund of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

         The portfolio turnover rates for the fiscal years ended October 31, 2002 and October 31, 2001 were:

Fund of Funds                                          10/31/02       10/31/01
Equity Aggressive Strategy Fund                               %          47.86%
Aggressive Strategy Fund                                                 13.12
Balanced Strategy Fund                                                   33.42
Moderate Strategy Fund                                                   42.49
Conservative Strategy Fund                                               54.86
Tax-Managed Global Equity Fund                                           30.55

       PORTFOLIO TRANSACTION POLICIES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' Liquidity Portfolios. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Underlying Fund (or for another series of FRIC) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds" changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds" investment objective and policies, such Funds' ability to change money managers may be constrained. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31, 2002 and October 31, 2001, respectively, were as follows: Diversified Equity Fund, ____% and 147%; Special Growth Fund, ____% and 127%; Quantitative Equity Fund, ____% and 85%; International Securities Fund, ____% and 105%; Diversified Bond Fund, ____% and 156%; Short Term Bond Fund, ____% and 261%; Multistrategy Bond Fund,
____% and 176%; Real Estate Securities Fund, ____% and 45%%; Emerging Markets Fund, ____% and 84%; Tax-Managed Large Cap Fund, ____% and 53%; Tax-Managed Mid & Small Cap Fund, ____% and 105%; and Tax Exempt Bond Fund, ____% and 31%.

         BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

         Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager of the Underlying Fund. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).


         In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Underlying Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Underlying Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

         FRIMCo does not expect FRIC ordinarily to effect a significant portion of FRIC's total brokerage business for the Underlying Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

         FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and select brokers and dealers (including affiliates), which in their best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide them with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if they view the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

      The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment advisor and an affiliate of FRIMCo. Trades placed through FRS are used to obtain either research services for FRIMCo to assist it in its capacity as a manager of managers, or to generate commission rebates to the Funds on whose behalf the trades were made. The Funds" money managers are requested to effect transactions with or through FRS only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo proposes targets for the amount of trading that its money managers direct through FRS based upon asset class, investment style and other factors.

         Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity, but will also benefit other Funds within FRIC and may also benefit other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. However, a portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.

         Decisions concerning the acquisition of research services are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to all purchases of research services using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to the Funds.

         FRS also rebates to the Funds a portion of commissions earned on trading by the Funds in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. FRS begins generating commission recapture on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process. FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds.

         BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.


         For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

       YIELD AND TOTAL RETURN QUOTATIONS. The Fund of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.


       Calculation of Average Annual Total Return.

       Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)/n/ = ERV


     Where:       P         =    a hypothetical initial payment of $1,000;
                  T         =    Average annual total return;
                  /n/       =    Number of years; and
                  ERV       =    Ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).


         The calculation assumes that all dividends and distributions of each Fund of Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are set forth below.

       Calculation of Average Annual Total Return After Taxes on Distributions. Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P (1+T)/nn/ = ATV/D/


     Where:     P           =    hypothetical initial payment of $1,000.
                T           =    average annual total return (after taxes on
                                 distributions).
                /n/         =    number of years.
                ATV/D/      =    ending value of a hypothetical $1,000 payment
                                 made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

         The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

         The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

         The average annual total returns after taxes on distributions for the oldest class of each of the Fund of Funds is set forth below.

       Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares.

      Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P (1+T)/nn/ = ATV/DR/


    Where:      P           =    hypothetical initial payment of $1,000.
                T           =    average annual total return (after taxes on
                                 distributions and redemptions).
                /n/         =    number of years.
                ATV/DR/     =    ending value of a hypothetical $1,000 payment
                                 made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

         The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

         The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

         The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

         The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

         The average annual total returns after taxes on distributions for the oldest class of each of the Fund of Funds is set forth below.

       Presentation of Average Annual Total Returns.

      None of the Fund of Funds have been in operation for 10 years. The inception date for each Class of each Fund of Fund is set forth below.

      The following Fund of Funds commenced operations by issuing Class E Shares on the following dates: Conservative Strategy Fund, November 7, 1997; Moderate Strategy Fund, October 2, 1997; Balanced Strategy Fund, September 16, 1997; Aggressive Strategy Fund, September 16, 1997; Equity Aggressive Strategy Fund, September 30, 1997. Returns for periods prior to the date these Fund of Funds first issued their Class S Shares are those of their Class E Shares. These Fund of Funds commenced operations of their Class S Shares on the following dates:
Conservative Strategy Fund, February 14, 2000; Moderate Strategy Fund, February 2, 2000; Balanced Strategy Fund, January 31, 2000; Aggressive Strategy Fund, February 1, 2000; Equity Aggressive Strategy Fund, January 31, 2000. Returns for periods prior to the date these Fund of Funds first issued their Class C Shares are those of their Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower. These Fund of Funds commenced operations of their Class C Shares on the following dates: Conservative Strategy, Moderate Strategy Fund and Equity Aggressive Strategy Funds, February 11, 1999; Balanced Strategy and Aggressive Strategy Funds, January 29, 1999. Returns for periods prior to the date these Fund of Funds first issued their Class D Shares are those of their Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower. Each of these Fund of Funds first issued Class D Shares on March 24, 1998.

      The Tax-Managed Global Equity Fund commenced operations by issuing Class C and S Shares on January 31, 2000.


      No Class A Shares of any LifePoints Fund were issued during the periods shown.


      Past performance, both before-tax and after-tax, is no indication of future results.


Average Annual Total Return Before Taxes



                                                                          From Inception
                                              For the 1 Year ending    to Fiscal Year ending
Fund                                             October 31, 2002        October 31, 2001
Equity Aggressive Strategy - Class C                         %                        %
Aggressive Strategy - Class C
Balanced Strategy - Class C
Moderate Strategy - Class C
Conservative Strategy - Class C
Tax-Managed Global Equity - Class C
Equity Aggressive Strategy - Class D
Aggressive Strategy - Class D

Balanced Strategy - Class D
Moderate Strategy - Class D
Conservative Strategy - Class D
Equity Aggressive Strategy - Class E
Aggressive Strategy - Class E
Balanced Strategy - Class E
Moderate Strategy - Class E
Conservative Strategy - Class E
Equity Aggressive Strategy - Class S
Aggressive Strategy - Class S
Balanced Strategy - Class S
Moderate Strategy - Class S
Conservative Strategy - Class S
Tax-Managed Global Equity - Class S



Average Annual Total Return After Taxes on Distributions



                                                                          From Inception
                                              For the 1 Year ending     Fiscal Year ending
Fund                                             October 31, 2002        October 31, 2002
Equity Aggressive Strategy - Class E
Aggressive Strategy - Class E
Balanced Strategy - Class E
Moderate Strategy - Class E
Conservative Strategy - Class E
Tax-Managed Global Equity - Class S



Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares



                                                                          From Inception
                                              For the 1 Year ending    to Fiscal Year ending
Fund                                             October 31, 2002         October 31, 2002
Equity Aggressive Strategy - Class E
Aggressive Strategy - Class E
Balanced Strategy - Class E
Moderate Strategy - Class E
Conservative Strategy - Class E
Tax-Managed Global Equity - Class S


      Yield Quotation. For information on the calculation of yields on certain of the Underlying Funds, see the Prospectuses and Statement of Additional Information for the Underlying Funds.

      Each Fund of Funds may, from time to time, advertise non-standard performance, including average annual total return for periods other than 1, 5 or 10 years or since inception.

      Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

                      INVESTMENT RESTRICTIONS, POLICIES AND
                         PRACTICES OF THE FUND OF FUNDS


         Each Fund of Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund of Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund of Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund of Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund of Fund. Certain investment policies and restrictions may also be fundamental. Other policies and restrictions may be changed by a Fund without shareholder approval. The Fund of Funds' investment objectives are set forth in the respective Prospectus.


         INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

      No Fund of Funds may:


      1. Purchase securities if, as a result of such purchase, the Fund of Funds' investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

         Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Fund of Funds' Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund and the Money Market
Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund's investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. banks having net assets in excess of $100,000,000.


         2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

         4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

         5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

         6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

         7. Issue securities senior to the Fund of Funds' presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.


      Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Fund may borrow money for purposes of leveraging or investment.

                   INVESTMENT POLICIES OF THE UNDERLYING FUNDS

      The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the investments that the Underlying Funds primarily invest in or are permitted to invest in.


    --------------------------------------------------------------------------------------------------------------------------------
                                        Diversified      Special       Quantitative   International    Diversified      Short Term

    --------------------------------------------------------------------------------------------------------------------------------
                                          Equity         Growth          Equity        Securities         Bond            Bond
    Type of Portfolio Security             Fund           Fund            Fund            Fund            Fund            Fund
    --------------------------------------------------------------------------------------------------------------------------------
    Common stocks ...............           X              X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Common stock equivalents ....
    --------------------------------------------------------------------------------------------------------------------------------
      (warrants)                            X              X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Common stock equivalents
    --------------------------------------------------------------------------------------------------------------------------------
    options) ....................           X              X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Common stock equivalents
      (convertible debt
    --------------------------------------------------------------------------------------------------------------------------------
      securities)                           X              X               X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Common stock equivalents
    --------------------------------------------------------------------------------------------------------------------------------
      (depository receipts)                 X              X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Preferred stocks ............           X              X               X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Equity derivative
    --------------------------------------------------------------------------------------------------------------------------------
      Securities                            X              X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Debt securities (below
      Investment grade or junk
    --------------------------------------------------------------------------------------------------------------------------------
      bonds)                                                                                               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    US government securities ....           X              X               X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Municipal obligations .......                                          X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Investment company
    --------------------------------------------------------------------------------------------------------------------------------
      Securities                            X              X               X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Foreign securities ..........           X              X               X               X               X               X




    --------------------------------------------------------------------------------------------------------------------------------
                                      Multistrategy   Real Estate      Emerging      Tax-Managed     Tax-Managed

    --------------------------------------------------------------------------------------------------------------------------------
                                          Bond        Securities       Markets        Large Cap       Small Cap      Tax Exempt
    Type of Portfolio Security            Fund           Fund           Fund            Fund            Fund            Fund
     -------------------------------------------------------------------------------------------------------------------------------
    Common stocks ...............                          X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Common stock equivalents
    --------------------------------------------------------------------------------------------------------------------------------
      (warrants)                                           X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Common stock equivalents ....
    --------------------------------------------------------------------------------------------------------------------------------
      (options) .................                          X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Common stock equivalents
      (convertible debt
    --------------------------------------------------------------------------------------------------------------------------------
      securities)                           X              X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Common stock equivalents
    --------------------------------------------------------------------------------------------------------------------------------
      (depository receipts)                                X                               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Preferred stocks ............           X              X               X                               X
    --------------------------------------------------------------------------------------------------------------------------------
    Equity derivative
    --------------------------------------------------------------------------------------------------------------------------------
      Securities                                           X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Debt securities (below)
      Investment grade or junk
    --------------------------------------------------------------------------------------------------------------------------------
      bonds)                                X              X               X
    --------------------------------------------------------------------------------------------------------------------------------
    US government securities ....           X              X               X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Municipal obligations .......           X                                                                              X
    --------------------------------------------------------------------------------------------------------------------------------
    Investment company
    --------------------------------------------------------------------------------------------------------------------------------
      Securities                            X              X               X               X               X               X
    --------------------------------------------------------------------------------------------------------------------------------
    Foreign securities ..........           X              X               X               X               X


      Other Investment Practices of the Underlying Funds. The Underlying Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Underlying Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.

    --------------------------------------------------------------------------------------------------------------------------------
                                      Diversified       Special       Quantitative     International    Diversified       Short Term
                                        Equity          Growth           Equity         Securities         Bond              Bond
    --------------------------------------------------------------------------------------------------------------------------------
    Type of Portfolio Security           Fund            Fund             Fund             Fund             Fund             Fund
    --------------------------------------------------------------------------------------------------------------------------------
    Cash reserves .................       X               X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Repurchase agreements(1) ......                                                         X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    When-issued and forward
    --------------------------------------------------------------------------------------------------------------------------------
      commitment securities                                                                 X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Reverse repurchase
    --------------------------------------------------------------------------------------------------------------------------------
      Agreements                                                                            X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Lending portfolio
      Securities
      not to exceed 33 1/3%
    --------------------------------------------------------------------------------------------------------------------------------
      of total Fund assets                X               X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Illiquid securities
      (limited to 15% of
    --------------------------------------------------------------------------------------------------------------------------------
      a Fund's net assets) ........       X               X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Forward currency
    --------------------------------------------------------------------------------------------------------------------------------
      contracts(2)                                                                          X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Write (sell) call and put

      options on securities,
      securities indexes and
    --------------------------------------------------------------------------------------------------------------------------------
      foreign currencies(3)               X               X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Purchase options on
      securities, securities
    --------------------------------------------------------------------------------------------------------------------------------
    indexes, and currencies(3) ....       X               X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Interest rate futures
      contracts, stock index

      futures contracts,
      foreign currency
      contracts and options
    --------------------------------------------------------------------------------------------------------------------------------
      on futures(4)                       X               X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Liquidity portfolios ..........       X               X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Credit and Liquidity
    --------------------------------------------------------------------------------------------------------------------------------
      Enhancements




    --------------------------------------------------------------------------------------------------------------------------------
                                     Multistrategy    Real Estate       Emerging        Tax-Managed     Tax-Managed          Tax
                                         Bond         Securities         Markets         Large Cap       Small Cap          Exempt
     -------------------------------------------------------------------------------------------------------------------------------
    Type of Portfolio Security           Fund           Fund              Fund             Fund             Fund             Fund
    --------------------------------------------------------------------------------------------------------------------------------
    Cash reserves .................       X               X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Repurchase agreements(1) ......       X                                X                                                  X
    --------------------------------------------------------------------------------------------------------------------------------
    When-issued and forward
    --------------------------------------------------------------------------------------------------------------------------------
      commitment securities               X                                X                                                  X
    --------------------------------------------------------------------------------------------------------------------------------
    Reverse repurchase
    --------------------------------------------------------------------------------------------------------------------------------
      Agreements                          X                                X                                                  X
    --------------------------------------------------------------------------------------------------------------------------------
    Lending portfolio
      Securities
      not to exceed 33 1/3%
    --------------------------------------------------------------------------------------------------------------------------------
      of total Fund assets                X               X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Illiquid securities
      (limited to 15% of
    --------------------------------------------------------------------------------------------------------------------------------
      a Fund's net assets) ........       X               X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Forward currency
    --------------------------------------------------------------------------------------------------------------------------------
      contracts(2)                        X                                X
    --------------------------------------------------------------------------------------------------------------------------------
    Write (sell) call and put

      options on securities,
      securities indexes and
    --------------------------------------------------------------------------------------------------------------------------------
      foreign currencies(3)               X               X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Purchase options on
      securities, securities
    --------------------------------------------------------------------------------------------------------------------------------
    indexes, and currencies(3) ....                       X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Interest rate futures
      contracts, stock index

      futures contracts,
      foreign currency
      contracts and options
    --------------------------------------------------------------------------------------------------------------------------------
      on futures(4)                                       X                X                X                X                X
    --------------------------------------------------------------------------------------------------------------------------------
    Liquidity portfolios ..........
    --------------------------------------------------------------------------------------------------------------------------------
    Credit and Liquidity
    --------------------------------------------------------------------------------------------------------------------------------
      Enhancements                                                                                                            X

________________
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Term Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


      Uninvested Cash Balances. Each Underlying Fund and its money managers may elect to invest the Underlying Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as doing it not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances for all Underlying Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances invested in these funds is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.

         Liquidity Portfolio. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund's performance since the money manager sells the securities for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests. The holding of significant amounts of cash is contrary, however, to the investment objectives of the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds. The more cash these Underlying Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

         A Liquidity Portfolio addresses this potential detriment by having FRIMCo, or a money manager selected for this purpose, create a temporary equity exposure for uninvested cash balances by purchasing index futures contracts, index options and/or index swaps in amounts that expose the Liquidity Portfolio to the performance of the relevant index until those uninvested cash balances are invested in securities or used for Underlying Fund transactions. This will enable those four Underlying Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

         Russell 1000 Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.


         The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index.

Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.


      FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.


                   CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS

         Repurchase Agreements. An Underlying Fund may enter into repurchase agreements with the seller, a bank or securities dealer, who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist an Underlying Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Underlying Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Underlying Funds' money managers.

         Reverse Repurchase Agreements. An Underlying Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

         High Risk Bonds. The Underlying Funds, other than the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

         The Emerging Markets, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB-by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Term Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

         Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

         Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

         Risk Factors. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

         In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

         The money managers of the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

         Illiquid Securities. The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or
(2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

               The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

         Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

         Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.


         Lending Portfolio Securities. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.


         Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.


     Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting an Underlying Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund's net assets).


     Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.


     Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Underlying Fund.


     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.


     An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.


     An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

     If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

     An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


     Options On Foreign Currency. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

     Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the ECU. It is expected that other futures contracts will be developed and traded in the future.



     Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.


     An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale of an option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.


     An Underlying Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its uninvested cash balances for liquidity purposes.


     When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

     A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

     An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.


     Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures contract, an Underlying Fund will maintain(and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

         When selling a call option on a futures contract, an Underlying Fund will maintain(and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be "commodity pools," the Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.


         The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

         Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

         Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


         Swap Agreements. The Emerging Markets, Diversified Equity, Special Growth, Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Underlying Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

         Under most swap agreements entered into by these Underlying Funds, the parties' obligations are determined on a "net basis." Consequently, an Underlying Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund's portfolio. No Underlying Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Underlying Fund's assets.


         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.


        An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is relatively new and is largely unregulated. The Underlying Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds' repurchase agreement guidelines.

         Hedging Strategies. The Diversified Equity, Special Growth, Quantitative Equity, International Securities, Emerging Markets, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds may use stock index futures contracts, exchange traded and over-the-counter options and/or equity index swaps as "equitization" vehicles for uninvested cash balances held by those Funds. For example: equity index futures contracts are purchased to correspond with the uninvested cash balances in each of the Funds. As a result, an Underlying Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's uninvested cash balances will always be fully exposed to equity market performance.

         Financial futures contracts may be used by the International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

         The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.





         Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

         A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.


         The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.


         Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in involve taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

         In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


         Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Underlying Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.


         At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency or offsets will be available to a Fund.

         Upon maturity of a forward currency contract, the Underlying Funds may
(a) pay for and receive, or deliver and be paid for, the underlying currency,
(b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.


         The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.


         If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

         Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

         The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

         An Underlying Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

         Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors,
(2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

         Depository Receipts. An Underlying Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


         ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respect similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.


         ETF'S or Exchange Traded Funds. The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index.

         Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. In the future, as new products become available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

     Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

     Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the underlying fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

     Real Estate Investment Trusts. The Underlying Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor is subject to a duplicate level of fees if the fund invests in REITs.

     Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the underlying fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

     Bank Instruments. The Diversified Bond, Short Term Bond and Multistrategy Bond Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

     Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.


     STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.


     US Government Obligations. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.


     Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

     Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.


     Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

     Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments that are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.


     Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

     Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

                       General Obligation Bonds - are secured by the issuer's
                  pledge of its faith, credit and taxing power for the payment of principal and interest.
                       Revenue Bonds - are payable only from the revenues
                  derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.
                       Industrial Development Bonds - are a type of revenue bond
                  and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.


     Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:


                       Tax Anticipation Notes - are issued to finance working
                  capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                       Bond Anticipation Notes - are issued in expectation of a
                  municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                       Revenue Anticipation Notes - are issued in expectation of
                  receipt of other types of revenues such as certain federal revenues.

                       Construction Loan Notes - are sold to provide
                  construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                       Pre-Refunded Municipal Bonds - are bonds no longer
                  secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                       Tax Free Commercial Paper - is a promissory obligation
                  issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                        Tax Free Floating And Variable Rate Demand Notes - are
                  municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

                        Tax Free Participation Certificates- are tax free
                  floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.


                        A participation certificate gives a Fund an undivided
                  interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                        The institutions issuing the participation certificates
                  will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.


                           Demand Notes. The Tax Exempt Bond and Tax Free Money
                  Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

                           The Funds will enter into put and stand-by
                  commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

                           The Tax Exempt Bond, Money Market and Tax Free Money
                  Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.


         Interest Rate Transactions. The Short Term Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

         The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

         A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

         Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.


     Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds" foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds" foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries" currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


     Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

     Other Debt Securities. Multistrategy Bond Fund may invest in debt securities issued by supranational organizations such as:

          The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

          The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.


          The European Coal and Steel Community -- An economic union of various European nations" steel and coal industries.


          The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     Multistrategy Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

     Brady Bonds. The Multistrategy Bond and Short Term Bond Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

     Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.


                                      TAXES





     Distributions of Net Investment Income. Each Fund of Fund's income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, whether you receive them in cash or additional shares.

     Distributions of CapitalGain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gains generally will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

     Distributions of five-year gain. If you are in the 10 or 15% individual income tax bracket, capital gain distributions resulting from an Underlying Fund's sale of securities that are distributed to a Fund of Funds and, in turn, to you are generally subject to an maximum rate of tax of 10%. However, if you receive distributions resulting from Underlying Fund's sale of securities held for more than five years and distributed to a Fund of Funds and, in turn, to you, these gains are subject to a maximum rate of tax of 8%. The Fund of Funds will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), capital gain distributions resulting from an Underlying Fund's sale of securities that are distributed to a Fund of Funds and, in turn, to you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from an Underlying Fund's sale of securities purchased after January 1, 2001 and held for more than five years that are distributed to a Fund of Funds and, in turn, to you will be subject to a maximum rate of tax of 18%.

     Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the

Underlying Fund's previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds' tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds' tax basis is taxable to the Fund of Funds as a capital gain.

     Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

     Information on the Amount and Tax Character of Distributions. Each Fund of Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund of Funds shares for a full year, a Fund of Funds may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund of Funds. Taxable distributions declared by a Fund of Funds in December but paid in January are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund of Funds has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund of Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund of Funds' earnings and profits.

     Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund of Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year ; 98% of its capital gain net income earned during the twelve -month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund of Funds intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Redemption of Fund of Funds Shares. Redemptions (including redemptions in kind) and exchanges of Fund of Funds shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund of Funds shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund of Funds on those shares.






     Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund of Funds shares is disallowed to the extent that you buy other shares in the Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

     Redemptions and Five-Year Gain. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund of Funds shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the sale of Fund of Funds shares purchased after January 1, 2001 and held for more than five years (or for which you made an election to mark to market as of January 2, 2001 and hold until 2006) will be subject to a maximum rate of tax of 18%.

     U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Funds invests in U.S. government securities only indirectly by investing in an Underlying Fund.

     Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Fund of Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund of Funds as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund of Funds and, in turn, to you.

     Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund of Funds.

     Backup Withholding. By law, each Fund of Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund of Funds also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.


     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.


     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.


     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.


     Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America Holding Company and ABN AMRO Asset Management Holdings, Inc.


     Peachtree Asset Management is a division of Smith Barney Fund Management LLC. Smith Barney Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.


     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.


                            QUANTITATIVE EQUITY FUND


     Barclays Global Fund Advisors. See: Diversified Equity Fund.


     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

     J.P. Morgan Investment Management, Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

     J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

                               SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

     David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

     Delphi Management, Inc. is 100% owned by Scott Black.





     Goldman Sachs Asset Management is a unit of the Investment Management Division of Goldman, Sachs & Co. which is majority owned by Goldman Sachs Group, Inc., a publicly traded company.


     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

     Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

     Suffolk Capital Management, LLC. See: Diversified Equity Fund.

     TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.




                        TAX-MANAGED MID & SMALL CAP FUND

     Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                           REAL ESTATE SECURITIES FUND


     AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA") CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.






     RREEF America L.L.C., is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

     Security Capital Research & Management Incorporated is a wholly-owned subsidiary of GECIA Holdings,

Inc., which is wholly-owned by General Electric Corporation, a publicly traded company.


                          INTERNATIONAL SECURITIES FUND


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     AQR Capital Management LLC is principally controlled by Clifford S. Asness, Ph.D, who owns 52.5% of the company.


     Capital International, Inc. is 100% owned by Capital Group International, Inc., which in turn, is 100% owned by Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a group of approximately 300 professionals and recent retirees.

     Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

     Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard
H. Driehaus.

     Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.




     Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

     Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

     Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

     The Boston Company Asset Management LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.


     Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

     Schroder Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.


     T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.


                              DIVERSIFIED BOND FUND

     Lincoln Capital Management Company is a privately owned investment counsel firm owned 100% by employees, and one former employee. Active employees own 97% of the company and the top five owners account for 40% of ownership.


     Pacific Investment Management Company ("PIMC") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.


     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND

     Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.


     Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited liability partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.


     Pacific Investment Management Company. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND


     BlackRock Financial Management, Inc. operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. PNC Bank is the majority shareholder in BlackRock stock. The remaining shares are held by BlackRock employees and the public.

     Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

     Pacific Investment Management Company, LLC ("PIMCO") See: Diversified Bond Fund.


     STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     Moody's Investors Service, Inc. (Moody's):

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa3 -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group ("S&P"):


     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

     BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual implied BB or BB- rating.

     CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     Moody's:

     Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:


     MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

     MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.


     S&P:

     A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:





     -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     -- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).


        Note rating symbols are as follows:

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.


     S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

     Moody's:

     Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


               Leading market positions in well-established industries. High rates of return on funds employed.

               Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     Well-established access to a range of financial markets and assured sources of alternate liquidity.


     P-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     P-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     Issuers rated Not Prime do not fall within any of the Prime rating categories.


     If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.


     S&P:

     A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

     A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

     A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

     B - An obligor rated "B" is regarded as VOLUNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

     C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

     R - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

     SD and D - An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

     N.R. - An issuer designated N.R. is not rated.


     Fitch Investors Service, Inc.:

     F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D - Default. Denotes actual or imminent payment default.


     Notes to Short-tem ratings:

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."


                              FINANCIAL STATEMENTS

         The 2002 annual financial statements of the Fund of Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund of Funds Annual Report to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

     Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

     Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.


     Board -- The Board of Trustees of FRIC.




     Code -- Internal Revenue Code of 1986, as amended.


     Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

     Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

     Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.


     Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

     Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

     Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.


     Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.


     FNMA -- Federal National Mortgage Association.

     Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

     Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     FRC -- Frank Russell Company, consultant to FRIC and to the Funds


     FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.


     FRIMCo -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.


     Funds -- The 31 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.


     Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.


     GNMA -- Government National Mortgage Association


     Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

     Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

     Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5% -15% of Diversified Equity, Special Growth, Quantitative Equity, International Securities, Real Estate Securities and Emerging Markets Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

     Moody's -- Moody's Investors Service, Inc., an NRSRO


     Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.


     Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's


     NYSE -- New York Stock Exchange


     Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.


     PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

     Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers


     Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

     Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

     Russell 1000(R) Index - The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.






     S&P -- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index


     Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.


     Statement -- FRIC's Statement of Additional Information.

     Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent


     Underlying Funds -- The FRIC Funds in which the Fund of Funds invest in.


     Uninvested Cash Balances -- The Underlying Funds are authorized to invest their uninvested cash balances (i.e., money awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Underlying Fund's permitted investments. As an alternative to an Underlying Fund directly investing in money market instruments, the Underlying Funds and their money managers may elect to invest the Underlying Fund's uninvested cash balances in one or more of FRIC's money market funds.


     US -- United States

     US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

     Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.


     1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

     1933 Act -- The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402

                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION


                            __________________, 2002

     Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

     This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.


     Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.


     This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended October 31, 2002. Copies of the Funds' Annual Reports accompany this Statement.


         As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:


Fund                                        Fund Inception Date           Prospectus Date
----                                        -------------------           ---------------
Equity I                                    October 15, 1981               _________, 2003
Equity II                                   December 28, 1981              _________, 2003
Equity III                                  November 27, 1981              _________, 2003
Equity Q                                    May 29, 1987                   _________, 2003
Tax-Managed Large Cap/1/                    October 7, 1996                _________, 2003
Tax-Managed Mid & Small Cap                 December 1, 1999               _________, 2003
International                               January 31, 1983               _________, 2003
Emerging Markets                            January 29, 1993               _________, 2003
Fixed Income I                              October 15, 1981               _________, 2003
Fixed Income III                            January 29, 1993               _________, 2003
Money Market                                October 15, 1981               _________, 2003
Diversified Equity                          September 5, 1985              _________, 2003
Special Growth                              September 5, 1985              _________, 2003
Equity Income                               September 5, 1985              _________, 2003
Quantitative Equity                         May 15, 1987                   _________, 2003
International Securities                    September 5, 1985              _________, 2003
Real Estate Securities                      July 28, 1989                  _________, 2003
Diversified Bond                            September 5, 1985              _________, 2003
Short Term Bond/2/                          October 30, 1981               _________, 2003
Multistrategy Bond                          January 29, 1993               _________, 2003
Tax Exempt Bond/3/                          September 5, 1985              _________, 2003
U.S. Government Money Market                September 5, 1985              _________, 2003
Tax Free Money Market                       May 8, 1987                    _________, 2003
Select Growth                               January 31, 2001               _________, 2003
Select Value                                January 31, 2001               _________, 2003


-------------------
/1/ On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.
/2/ On or about April 27, 1998, the Volatility Constrained Bond Fund merged into the Fixed Income II Fund. On or about November 9, 1998, the Fixed Income II Fund was renamed the Short Term Bond Fund.
/3/ On or about November 9, 1998, the Limited Volatility Tax Free Fund was renamed the Tax Exempt Bond Fund.

A shareholder of Class I Shares or Class Y Shares of any Fund may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.


Each of the Funds (except the U.S. Government Money Market Fund and Tax Free Money Market Fund) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.



Fund                              Class A   Class B   Class C   Class E   Class S   Class I   Class Y
-----------------------------------------------------------------------------------------------------
Equity I                                                            X                  X         X
-----------------------------------------------------------------------------------------------------
Equity II                                                           X                  X         X
-----------------------------------------------------------------------------------------------------
Equity III                                                          X                  X         X
-----------------------------------------------------------------------------------------------------
Equity Q                                                            X                  X         X
-----------------------------------------------------------------------------------------------------
Tax-Managed Large Cap                                   X           X         X
-----------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap                             X           X         X
-----------------------------------------------------------------------------------------------------
International                                                       X                  X         X
-----------------------------------------------------------------------------------------------------
Emerging Markets                                        X           X         X
-----------------------------------------------------------------------------------------------------
Fixed Income I                                                      X                  X         X
-----------------------------------------------------------------------------------------------------
Fixed Income III                                                    X                  X         X
-----------------------------------------------------------------------------------------------------
Money Market                         X                                        X
-----------------------------------------------------------------------------------------------------
Diversified Equity                                      X           X         X
-----------------------------------------------------------------------------------------------------
Special Growth                                          X           X         X
-----------------------------------------------------------------------------------------------------
Equity Income                                           X           X         X
-----------------------------------------------------------------------------------------------------
Quantitative Equity                                     X           X         X
-----------------------------------------------------------------------------------------------------
International Securities                                X           X         X
-----------------------------------------------------------------------------------------------------
Real Estate Securities                                  X           X         X
-----------------------------------------------------------------------------------------------------
Diversified Bond                                        X           X         X
-----------------------------------------------------------------------------------------------------
Short Term Bond                                         X           X         X
-----------------------------------------------------------------------------------------------------
Multistrategy Bond                                      X           X         X
-------------------------------------------------------------------------------- --------------------
Tax Exempt Bond                                         X           X         X
-----------------------------------------------------------------------------------------------------
U.S. Government Money Market                                                  X
-----------------------------------------------------------------------------------------------------
Tax Free Money Market                                                         X
-----------------------------------------------------------------------------------------------------
Select Growth                                           X           X         X        X
-----------------------------------------------------------------------------------------------------
Select Value                                            X           X         X        X
-----------------------------------------------------------------------------------------------------

                                TABLE OF CONTENTS


             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                       GLOSSARY, WHICH BEGINS ON PAGE ___



                                                                        Page
STRUCTURE AND GOVERNANCE
    Organization and Business History .................................  1
    Shareholder Meetings ..............................................  1
    Controlling Shareholders ..........................................  1
    Trustees and Officers .............................................  2

OPERATION OF FRIC
    Service Providers .................................................  7
    Consultant ........................................................  7
    Advisor and Administrator .........................................  7
    Money Managers .................................................... 10
    Approval of Investment Advisory Agreement ......................... 11
    Distributor ....................................................... 12
    Custodian and Portfolio Accountant ................................ 13
    Transfer and Dividend Disbursing Agent ............................ 13
    Order Placement Designees ......................................... 13
    Independent Accountants ........................................... 13
    Code of Ethics .................................................... 13
    Plan Pursuant to Rule 18f-3 ....................................... 16
    Distribution Plan ................................................. 17
    Shareholder Services Plan ......................................... 18
    Fund Expenses ..................................................... 19
    Purchase, Exchange and Redemption of Fund Shares .................. 19
    Valuation of Fund Shares .......................................... 21
    Valuation of Portfolio Securities ................................. 21
    Portfolio Transaction Policies .................................... 22
    Portfolio Turnover Rate ........................................... 22
    Brokerage Allocations ............................................. 23
    Brokerage Commissions ............................................. 24
    Yield and Total Return Quotations ................................. 27

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS
    Investment Restrictions ........................................... 33
    Investment Policies ............................................... 35
    Certain Investments ............................................... 40

TAXES ................................................................. 58

MONEY MANAGER INFORMATION ............................................. 64

RATINGS OF DEBT INSTRUMENTS ........................................... 70

FINANCIAL STATEMENTS .................................................. 74

GLOSSARY .............................................................. 75

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.


FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds is diversified.


FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.


FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2003, the following shareholders owned 5% or more of any Class of any Fund's Shares:

[To be filed by amendment]

At January 31, 2003, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:

[To be filed by amendment]

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, FRC and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are
(1) oversight of the Funds' accounting and financial reporting policies and internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board of Trustees. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. E. Palmer and K. Blake and Mr. R. Tennison, each of whom is an independent trustee. For the fiscal year ending October 31, 2002, the Audit Committee held three meetings. The primary functions of the Nominating and Governance Committee are to: (1) make nominations for independent trustee membership on the Board; (2) evaluate and review the composition and performance of the Board of Trustees; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. P. Anderson, P. Anton, W. Baxter and L. Gingrich, each of whom is an independent trustee. For the fiscal year ending October 31, 2002, the Nominating and Governance Committee held one meeting.

FRIC paid in aggregate $454,032.56 for the fiscal year ended October 31, 2002 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.



                                                                                                     No. of
                                Position(s)                                                       Portfolios in
                                 Held With                                                        Russell Fund
                                 Fund and                              Principal Occupation(s)       Complex          Other
        Name, Age,               Length of                                   During the           Overseen by   Directorships Held
         Address                Time Served      Term of Office             Past 5 Years            Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------------
        INTERESTED
         TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,       Trustee         Appointed until     . Currently, Chairman               36       None
Born July 3, 1932              Emeritus        successor             Emeritus, FRC
                               And             is duly elected     . Currently, Chairman
909 A Street                   Chairman        and qualified         Emeritus, FRIC and
                                                                     RIF
Tacoma, Washington             Emeritus                            . From 1984 to December
98402-1616                     since 1999                            1998, Chairman of the
                                                                     Board of FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,             Trustee         Appointed until     . Vice Chairman, FRC                36       . Trustee, The
Born April 22, 1939            since 1987      successor           . Chairman of the Board,                       SSgA Funds
                                               is duly elected       Trustee, FRIC and RIF                        (investment
909 A Street                   Chairman        and qualified       . CEO and Chairman of                          company);
Tacoma, Washington             of the                                the Board, Russell
98402-1616                     Board since                           Fund Distributors, Inc.
                               1999            Until successor is    and FRIMCo
                                               chosen and          . Trustee, President
                                               qualified by          and Chairman of the
                                               trustees              Board, SSgA Funds
                                                                     (investment company)
                                                                     Trustee and Chairman
                                                                     of the Board, Frank
                                                                     Russell Trust Company
                                                                   . 1987-2002, President
                                                                     and CEO, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
*Michael J.A. Phillips,        Trustee         Appointed until     . Chairman of the                   36       None
Born January 20, 1948          Since           successor is duly     Board, President and
                               January 2,      elected and           CEO, FRC
909 A Street                   2002            qualified.          . Trustee, FRIC and RIF
Tacoma, Washington
98402-1616
----------------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                                 Position(s)                                                       No. of
                                  Held With                                                     Portfolios in
                                  Fund and                                                       Russell Fund         Other
                                  Length of                         Principal Occupation(s)        Complex         Directorships
                                    Time                                  During the             Overseen by          Held
  Name, Age, Address               Served      Term of Office            Past 5 Years              Trustee         by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
-----------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,                 Trustee      Appointed until     .  1996 to present,               36             None
Born October 15, 1931             since 1984   successor is           President, Anderson
                                               duly elected and       Management Group LLC
909 A Street                                   qualified              (private investments
Tacoma, Washington                                                    consulting)
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,                Trustee      Appointed until     .  Retired since 1997             36             None
Born December 1, 1919             since 1985   successor is duly   .  Until 1997, President,
                                               elected and            Paul Anton and Associates
909 A Street                                   qualified              (Marketing Consultant on
Tacoma, Washington                                                    emerging international
98402-1616                                                            markets for small
                                                                      corporations)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,                Trustee      Appointed until     .  Retired since 1986             36             None
Born June 8, 1925                 since 1984   successor is
                                               duly elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,                 Trustee      Appointed until     .  President, Kristianne          36         .   Trustee WM
Born January 22, 1954             since 2000   successor is duly      Gates Blake, P.S.                             Group of Funds
                                               elected and            (accounting services)                         (investment
909 A Street                                   qualified                                                            company);
Tacoma, Washington                                                                                              .   Director,
98402-1616                                                                                                          Avista Corp
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,                  Trustee      Appointed until     .  Retired since 1995             36             None
Born October 6, 1930              since 1984   successor is
                                               duly elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,                Trustee      Appointed until     .  Retired since 1981             36             None
Born May 5, 1926                  since 1984   successor is
                                               duly elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.,         Trustee      Appointed until     .  Currently, President,          36             None
Born December 21, 1955            since 2000   successor is           Simpson Investment
                                               duly elected and       Company and several
909 A Street                                   qualified              additional subsidiary
Tacoma, Washington                                                    companies, including
98402-1616                                                            Simpson Timber Company,
                                                                      Simpson Paper Company
                                                                      and Simpson Tacoma
                                                                      Kraft Company
-----------------------------------------------------------------------------------------------------------------------------------

                                 Position(s)                                                       No. of
                                  Held With                                                    Portfolios in
                                  Fund and                                                      Russell Fund
                                  Length of                         Principal Occupation(s)       Complex              Other
                                    Time                                  During the            Overseen by      Directorships Held
  Name, Age, Address               Served      Term of Office            Past 5 Years             Trustee            by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston,                 Trustee       Appointed until      . Retired since 2000             36                 None
Born October 2, 1943             since 2002    successor is duly      1997 to 2000, Arbitrator,
                                               elected and            The American Arbitratio
                                               qualified              Association Commercial
                                                                      Panel
                                                                      1995 to 1999, Hearing
                                                                      Officer, University of
                                                                      Washington
                                                                      1987 to 1997, Consulting
                                                                      Attorney



                               Position(s) Held                                              Principal Occupation(s)
    Name, Age,               With Fund and Length                                                  During the
     Address                   of Time Served             Term of Office                          Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Leonard P. Brennan           President and Chief        Until successor is     . President and CEO, FRIC and RIF, 2002 to present
Born October 11, 1959        Executive Officer since    chosen and             . Director, Russell Fund Distributors, Inc.
                             2002                       qualified by           . Director, President and CEO, FRIMCo
909 A Street                                            Trustees               . 1995 to present, Managing Director of International
Tacoma, Washington                                                               Operations
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,             Treasurer and Chief        Until successor is     . Treasurer and Chief Accounting Officer, FRIC and
Born November 26, 1963       Accounting Officer         chosen and               RIF 1996 to present,
                             since 1998                 qualified by           . Director, Funds Administration, FRIMCo and Frank
                                                        Trustees                 Russell Trust Company
909 A Street                                                                   . Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                                             . Manager, Funds Accounting and Taxes, Russell Fund
98402-1616                                                                       Distributors, Inc.
                                                                               . April 1996 to August 1998, Assistant Treasurer,
                                                                                 FRIC and RIF; November 1995 to July 1998, Assistant
                                                                                 Secretary, SSgA Funds; February 1997 to July 1998,
                                                                                 Manager, Funds Accounting and Taxes, FRIMCo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,             Director of                Until removed by       . Director of Investments, FRIC and RIF
Born October 3, 1953         Investments since          Trustees               . Chief Investment Officer, Frank Russell Trust
                             1991                                                Company
                                                                               . Director, FRIMCo and Russell Fund Distributors,
                                                                                 Inc.
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,                 Secretary and              Until removed by       . Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941         General Counsel since      Trustees               . Frank Russell Trust Company and Russell Fund
                             1994                                                Distributors, Inc.
909 A Street                                                                   . Director, Secretary and General Counsel, Frank
Tacoma, Washington                                                               Russell Capital Inc.
98402-1616                                                                     . Director and Secretary, Russell 20-20 Association
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson,            Director of                Until removed by       . Director of Short-Term Investment Funds, FRIC, RIF,
Born July 20, 1960           Short-Term                 Trustees                 FRIMCo and Frank Russell Trust Company
                             Investment Funds                                  . From 1991 to 2001, Portfolio Manager, FRIC,  RIF,
                             since 2001                                          FRIMCo and Frank Russell Trust Company

909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

                           TRUSTEE COMPENSATION TABLE

                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002



                                                                                                        TOTAL COMPENSATION
                                     AGGREGATE            PENSION OR RETIREMENT    ESTIMATED ANNUAL    FROM FRIC AND RUSSELL
                                    COMPENSATION           BENEFITS ACCRUED AS      BENEFITS UPON          FUND COMPLEX
TRUSTEE                              FROM FRIC            PART OF FRIC EXPENSES      RETIREMENT          PAID TO TRUSTEES
-------                              ---------            ---------------------      ----------          ----------------
Lynn L. Anderson                      $     0                      $ 0                  $ 0                   $     0
Paul E. Anderson                      $65,202                      $ 0                  $ 0                   $77,083
Paul Anton, PhD.                      $61,903                      $ 0                  $ 0                   $73,250
William E. Baxter                     $61,903                      $ 0                  $ 0                   $73,250
Kristianne Blake                      $64,956                      $ 0                  $ 0                   $76,810
Lee C. Gingrich                       $64,913                      $ 0                  $ 0                   $76,750
Eleanor W. Palmer                     $61,499                      $ 0                  $ 0                   $72,780
Michael J. Phillips                   $     0                      $ 0                  $ 0                   $     0
Raymond P. Tennison, Jr.              $61,903                      $ 0                  $ 0                   $73,250
Julie W. Weston*                      $11,753                      $ 0                  $ 0                   $13,667



*    Ms. Weston was elected to the Board of Trustees on August 19, 2002.

                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002



-----------------------------------------------------------------------------------------------------------
                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                        SECURITIES IN ALL REGISTERED
                                                                        INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY                BY TRUSTEES IN RUSSELL FUND
TRUSTEE                           SECURITIES IN EACH FUND                          COMPLEX
-----------------------------------------------------------------------------------------------------------
George F. Russell, Jr.
-----------------------------------------------------------------------------------------------------------
Michael J. Phillips
-----------------------------------------------------------------------------------------------------------
Lynn L. Anderson
-----------------------------------------------------------------------------------------------------------
Paul E. Anderson
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William E. Baxter
-----------------------------------------------------------------------------------------------------------
Kristianne Blake
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lee C. Gingrich
-----------------------------------------------------------------------------------------------------------
Eleanor W. Palmer
-----------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.
-----------------------------------------------------------------------------------------------------------
Julie W. Weston
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                           Frank Russell Company

Advisor, Administrator, Transfer     Frank Russell Investment Management Company
and Dividend Disbursing Agent


Money Managers                       Multiple professional discretionary
                                     investment management Organizations

Custodian and Portfolio Accountant   State Street Bank and Trust Company

CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.


FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company Limited (London), Frank Russell Canada Limited/Limitee (Canada), Frank Russell Company Pty., Limited (Australia), Frank Russell Japan Co., Ltd. (Japan), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Ltd. (New Zealand) and Frank Russell Investments (Delaware), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture. Frank Russell Securities, Inc., a wholly owned subsidiary of FRC, carries on an institutional brokerage business as a registered broker-dealer. Frank Russell Capital Inc., a wholly owned subsidiary of FRC, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of FRC, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investment (Cayman) Ltd., a wholly owned subsidiary of FRC, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of FRC, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of FRC, provides services to U.S. personnel secunded to overseas enterprises. Russell Real Estate Advisors, Inc., a wholly owned subsidiary of FRC, provides investment advice focused on the real estate asset class, performs discretionary investment management, and provides advice with respect to private investment funds, including limited partnerships. The mailing address of FRC is 909 A Street, Tacoma, WA 98402.

As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, asset distribution and estate preservation. Products include permanent and term life insurance, disability income insurance, long-term care insurance and annuity plans for personal, business, estate planning and pension markets; trust services; mutual funds and other securities.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.


Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of ______% of the average daily net asset value of each class of each Fund other than Class Y Shares which pay administrative fees at cost. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000, respectively:



                                                         10/31/02                10/31/01                   10/31/00
Diversified Equity                                                             $10,536,406                 $10,098,258
Special Growth                                                                   6,777,311                   5,983,909
Equity Income                                                                    1,080,716                   1,047,082
Quantitative Equity                                                             10,980,154                  10,215,125
International Securities                                                         9,345,463                   8,913,303
Real Estate Securities                                                           5,750,916                   4,675,467
Diversified Bond                                                                 3,358,849                   2,782,087
Multistrategy Bond                                                               4,104,822                   3,191,178
Tax Exempt Bond                                                                    483,580                     401,219
U.S. Government Money Market                                                       249,169                     238,044
Tax Free Money Market                                                              444,583                     417,071
Equity I                                                                         7,240,630                   8,086,430
Equity II                                                                        5,913,198                   5,233,661
Equity III                                                                         662,197                     734,430
Equity Q                                                                         8,179,910                   7,069,145
Tax-Managed Large Cap                                                            4,239,472                   3,955,187
Tax-Managed Mid & Small Cap                                                      1,111,853                     668,311
International                                                                    8,555,641                   7,784,407
Emerging Markets                                                                 3,954,721                   4,274,390
Fixed Income I                                                                   3,535,716                   2,613,271
Fixed Income III                                                                 2,494,887                   2,208,653
Short Term Bond                                                                  2,012,394                   1,890,126
Money Market                                                                     4,870,042                   3,665,419
Select Growth*                                                                     321,342                          --
Select Value*                                                                      319,924                          --



*  The Select Growth and Select Value Funds commenced operations January 31,
2001.

For the Money Market Fund, FRIMCo has contractually agreed to waive, until February 28, 2003, 0.15% of its 0.25% combined advisory and administrative fee. FRIMCo waived fees in the amounts of $2,199,252, $2,922,025 and $__________________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $1,466,168, $1,948,017 and $_______________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

For the U.S. Government Money Market Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.25% combined advisory and administrative fee, to the extent that Fund expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $238,044, $249,169 and $________________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31,

2002, respectively. The Fund paid no advisory or administrative fees for the ten months ended October 31, 2000 or for the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

For the Tax Free Money Market Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, 0.10% of its 0.25% combined advisory and administrative fees. FRIMCo waived fees in the amounts of $166,828, $177,833 and $__________________ for the ten months October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $250,242, $266,750 and $_________________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

From May 1, 1996 to April 30, 2000, FRIMCo had contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amount of $166,373 for the ten months ended October 31, 2000. As a result of the waiver, the Fund paid advisory and administrative fees equal to $3,024,805 for the ten months ended October 31, 2000.

For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its ______% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the Fund's average daily net assets on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $388,516, $313,137 and $______________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. There was no reimbursement for the ten months ended October 31, 2000 or for the fiscal years ended October 31, 2001 and October 31, 2002, respectively, As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $279,795, $798,716 and $________________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its ______% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875, $575,014 and $______________ for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000 or the fiscal year ended October 31, 2001. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,838,161, $1,437,380 and $_________________ for the ten months ended October
31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

For the Fixed Income III Fund, effective January 1, 2000, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its transfer agency fees for Class E Shares to the extent that such fees exceed ______% of the average daily net assets of that class on an annual basis. Transfer agency fees are a class-level expense for this Fund. FRIMCo waived transfer agency fees in the amount of $5,300 for the ten months ended October 31, 2000. For the fiscal years ended October 31, 2001 and October 31, 2002, respectively, FRIMCo did not waive any portion of its transfer agency fees.

Effective January 1, 2000, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its transfer agency fees for Class Y Shares of each Institutional Fund to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. For the ten months ended October 31, 2000, FRIMCo waived transfer agency fees in the amount of $13,000 for each of the Equity I, Equity II, Equity Q, International and Fixed Income I Funds. For the ten months ended October 31, 2000, FRIMCo waived transfer agency fees in the amount of $7,000 for the Fixed Income III Fund. For the fiscal years ended October 31, 2001 and October 31, 2002, respectively, FRIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its ______% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until ________________, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed ______%. ______%, ______% or ______%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amounts of $306,973 and $___________________ for the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its ______% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund at an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2004, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed ______%, )______%, ______% or ______%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $275,006 and $________________ for the fiscal years ended October 31, 2001 and October 31, 2002.

Beginning March 1, 2002, for the Real Estate Securities Fund, FRIMCo contractually agreed to waive, until February 28, 2003, up to the full amount of its transfer agency fees for each of Class C, E and S of that Fund to the extent transfer agency fees for any such Class exceed 0.24% of the average daily net assets of such Class on an annual basis. FRIMCo waived fees in the amount of $___________________ for the fiscal year ended October 31, 2002.

FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and U.S. Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, management fees paid to the money managers were:



                                                                                                              Annual rate
                Fund                                        $Amount Paid                        (as a % of average daily net assets)
                ----                    -----------------------------------------------------    -----------------------------------
                                                2000               2001             2002           2000        2001       2002
                                                ----               ----                            ----        ----       ----
Equity I                                      $2,524,229        $2,488,876                         0.21%       0.20%
Equity II                                      2,252,832         3,151,419                         0.34%       0.39%
Equity III                                       189,888           190,793                         0.19%       0.17%
Fixed Income I                                   526,998           731,696                         0.06%       0.06%
Short Term Bond                                  562,126           725,336                         0.17%       0.18%
Fixed Income III                                 580,687           663,128                         0.15%       0.14%
International                                  3,293,573         4,010,774                         0.35%       0.34%
Equity Q                                       2,034,472         2,556,653                         0.19%       0.18%
Tax-Managed Large Cap                          1,185,998         1,426,055                         0.23%       0.25%
Tax-Managed Mid & Small Cap                      236,766           462,099                         0.28%       0.43%
Emerging Markets                               2,006,555         1,994,655                         0.51%       0.61%
Diversified Equity                             2,361,202         2,752,388                         0.21%       0.21%
Special Growth                                 2,009,221         2,831,559                         0.34%       0.40%
Equity Income                                    204,075           244,667                         0.18%       0.18%
Diversified Bond                                 364,015           434,847                         0.06%       0.06%
International Securities                       2,950,659         3,473,692                         0.35%       0.36%
Multistrategy Bond                               704,996           907,674                         0.15%       0.14%
Quantitative Equity                            2,243,821         2,632,544                         0.19%       0.19%
Real Estate Securities                         1,374,518         1,725,449                         0.25%       0.26%
Tax Exempt Bond                                  210,733           293,119                         0.21%       0.21%
Tax Free Money Market                            111,491           138,703                         0.09%       0.08%
Select Value*                                         --           121,516                          --         0.21%
Select Growth*                                        --           123,080                          --         0.24%



* The Select Value and Select Growth Funds commenced operations on January 31, 2001.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on February 25, 2002. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered information and reports relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager.

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund, other than the Money Market Fund and U.S. Government Money Market Fund (the "Internally Managed Funds"), operate in a manner that is distinctly different in several fundamental respects from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo manages the Internally Managed Funds in this other manner. All Funds, other than the Internally Managed Funds and the Tax Free Money Market, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds which, in light of their investment strategies, are currently managed only by a single Money Manager (the "Single Manager Funds"), have multiple Money Managers.

The Board considered that, under the advisory agreement, FRIMCo, rather than the Money Managers, is responsible for determining, implementing and maintaining the investment program for each Fund. With the exception of the Internally Managed Funds and the Single Manager Funds, assets of each Fund have been allocated among multiple Money Managers. The assets of the Single Manager Funds have been allocated to a single Money Manager. The assets of the Internally Managed Funds are managed by FRIMCo using its own individual portfolio managers.

With respect to the Funds other than the Internally Managed Funds, FRIMCo is responsible for selecting Money Managers for each Fund and determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund functions in the role of individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending to the Board whether portfolio management contracts should be reviewed, modified or terminated. FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and the addition of new Money Managers or replacement of existing Money Managers when, based on its research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of each Money Manager and to combine the investment activities of each in a complementary manner. FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Managers of the same Fund. Moreover, the performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed upon their selection of portfolio securities. The overall performance of each Fund therefore reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses of the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers in the case of Funds other than the Internally Managed Funds, and describe the manner in which the Funds operate so that investors may take such information into account when deciding to purchase shares of any Fund.


In addition to these general factors relating to the manager of managers structure of the Funds other than the Internally Managed Funds, the Trustees, in evaluating the renewal of the advisory agreement considered, with respect to each Fund various specific factors, including the following:


     1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

     2. Information as to the performance of each Fund in comparison to investment companies not managed by FRIMCo believed to be generally comparable in investment objectives and size to such Fund ("Comparable Funds") over varying periods of time taking into account, for each Fund, other than the Internally Managed Funds, the particular objectives of the manager of managers structure utilized by FRIC;

     3. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees paid to any Money Managers of such Fund;

     4. Other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, cash management and securities lending fees;

     5.  Information as to investment advisory fees paid to Comparable Funds;

     6. Information concerning the expense ratio of the Fund and expense ratios of Comparable Funds, taking into account for Funds other than the Internally Managed Funds the general impact of a manager of managers structure upon expenses.

     7. The profitability that FRIMCo derives from its mutual fund operations generally and from each Fund;

     8. Any measures identified or under consideration by FRIMCo to improve Fund performance;

     9. Various efforts to improve shareholder services undertaken during the preceding year and plans for additional efforts for the coming year;

     10. Information about FRIMCo's costs and plans for investments in its business of potential benefit to the Funds;

     11. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund in an increasingly competitive industry;

     12. With respect to each Fund other than the Internally Managed Funds, the special expertise of FRIMCo with respect to the manager of managers fund structure of such Fund and the likelihood that, at the current expense ratio of such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of the Fund.


The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:


     1. Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for the Fund segment under its management;

     2. FRIMCo's determination that continuation of the portfolio management contract would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole.

     3. The fact that no change was proposed to the fee rate paid to the Money Manager under the portfolio management contract;


     4. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

         5. The belief of FRIMCo that the Money Manager's fees are competitive and reasonable; information as to the aggregate investment advisory fees paid by each Fund; and the fact that the aggregate investment advisory fees paid by each Fund are, in the Board's opinion, competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:


Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody - (i) First $500 million in month end net assets - 0.11% - 0.35%, over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.


         FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

Domestic Fund Accounting Multiple Class - in addition to the charges listed above, the Funds pay multiple class charges as follows: 2-3 classes, $1,250 per month, per class or $15,000 annually per class; greater than 3 classes, $850 per month, per class or $10,200 annually per class.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts, systems capabilities and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 999 Third Avenue, Suite 1800, Seattle, WA 98104-4098.

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Does the code contain
                                                                                                        all of the required
                                  Personal investing           Are investments in securities owned          Rule 17j-1
    MONEY MANAGER                     allowed?                 by the advised sub-trust allowed?            provisions?
-------------------------------------------------------------------------------------------------------------------------------
AEW Management and Advisors,      Yes                         No                                         Yes
L.P.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management       Yes                         Yes, but not in securities with            Yes
L.P. through its Bernstein                                    pending or possible client buy or
Investment Research and                                       sell orders
Management Unit
-------------------------------------------------------------------------------------------------------------------------------
AQR Capital Management, LLC       Yes                         Yes, but not in securities on a            Yes
                                                              restricted list
-------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund Advisors     Yes                         Yes, but not in securities with            Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial Management,   Yes                         Yes, but not in securities with            Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset          Yes                         Yes, but not in securities with            Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations
-------------------------------------------------------------------------------------------------------------------------------
Brandywine Asset Management,      Yes                         Yes, but not in securities with            Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.       Yes                         Yes                                        Yes
-------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment           Yes                         Yes, but not in securities with            Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company, LLC  Yes                         Yes                                        Yes
-------------------------------------------------------------------------------------------------------------------------------
Delaware International Advisers   Yes                         Yes, but not in securities with            Yes
Limited                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Delaware Management Company, a    Yes                         Yes, but not in securities with            Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.           Yes                         Yes, but not in securities with            Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.      Yes                         Yes, but not in securities with            Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital Management,      Yes                         Yes, but not in securities with            Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders unless the order is
                                                              bunched with the client's, the
                                                              client is able to fully complete its
                                                              own order, and the order receives the
                                                              average price for that day
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and           Yes                         Yes, but cannot purchase closed-end        Yes
Research Company                                              funds for which Fidelity performs
                                                              pricing and bookkeeping, securities
                                                              of certain broker-dealers or
                                                              interests in hedge funds and
                                                              investment clubs
-------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging       Yes                         Yes, cannot purchase securities on a       Yes
Markets Limited                                               restricted list
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment          Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates     Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations
---------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset             Yes                         Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers Limited    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management,    Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment            Yes                         Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management        Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management        Severely restricts personal No                                      Yes
Company, LLC                      trading except for certain
                                  specific transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.
---------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates, Inc.  Yes                         Yes                                     Yes
---------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management, LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Merganser Capital Management      Yes                         Yes, but may not enter into             Yes
L.P.                                                          transactions that may result in
                                                              conflicts of interest with clients
---------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors, Inc.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a         Yes
                                                              restricted stock list
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments, LP    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company                           registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities
---------------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management        Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
---------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
---------------------------------------------------------------------------------------------------------------------------
Schroder Investment Management    Yes                         Yes, except cannot purchase             Yes
North America Limited                                         securities on a restricted list
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Security Capital Research &       Yes                         Yes, but not in securities with         Yes
Management Incorporated                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,       Yes
Management                                                    however, transactions in securities
                                                              on a restricted list, transactions in
                                                              securities of financial services
                                                              organizations and margin and option
                                                              transactions are prohibited
-------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Strong Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
-------------------------------------------------------------------------------------------------------------------------------
Systematic Financial              Yes                         Yes, but not in securities with         Yes
Management, L.P.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TCW Investment Management         Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.         Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------



PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

     . At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").
     . At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.
     . On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
     . On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund.
     . On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.
     . On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
     . On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.

     . On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class
       I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.
     . On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class
       A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.
     . On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the "Distribution Plan") for its Class B and Class C Shares in accordance with the Rule.

Description of Distribution Plan for Multiple Class Funds

In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.

For each Multiple Class Fund, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class B or Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

For each Multiple Class Fund, the Distribution Plan provides that each Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class B and Class C Shares for any activities or expenses primarily intended to result in the sale of Class B and Class C Shares of such Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For the Multiple Class Funds, the Distribution Plan is terminable, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements for Multiple Class Funds

Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000 (these amounts were for compensation to dealers):


                                           10/31/02  10/31/01   10/31/00

            Diversified Equity                       $156,405   $115,300
            Special Growth                             84,042     53,358
            Equity Income                               8,087      5,813
            Quantitative Equity                       152,044    108,616
            International Securities                   92,818     63,594
            Real Estate Securities                     34,478     16,330
            Diversified Bond                           79,710     34,446
            Tax-Managed Large Cap                      56,251     23,427
            Tax-Managed Mid & Small Cap                19,501      9,694
            Short Term Bond                             7,379      5,113
            Multistrategy Bond                         96,253     53,451
            Tax Exempt Bond                            11,217      3,889
            Emerging Markets                           18,102     13,229
            Select Growth                               5,884         NA
            Select Value                                8,344         NA

No Class A or Class B Shares of any Fund were issued or outstanding during the periods shown.

SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds (the "Service Plan"). This services plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000 and November 25, 2002.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class B, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class B, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class B, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.


Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.


Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2002:

                                              Class C                  Class E

            Diversified Equity
            Special Growth
            Equity Income
            Quantitative Equity
            International Securities
            Real Estate Securities
            Diversified Bond
            Tax-Managed Large Cap
            Tax-Managed Mid & Small Cap
            Short-Term Bond
            Equity I
            Equity II
            Equity III
            Fixed I
            Fixed III
            International
            Equity Q
            Emerging Markets
            Multistrategy Bond
            Tax Exempt Bond
            Select Growth
            Select Value

No Class B Shares of any Fund were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, Tax Free Money Market and Tax-Managed Large Cap Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.


Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.


As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until _____________________ all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares of the Money Market Fund

Class A shares of the Money Market Fund are sold without an initial sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate equal to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them.

Class C Shares of all Funds

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of all Funds

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class I, S and Y Shares of all Funds

Financial intermediaries will receive no shareholder services or distribution fees for these classes of shares.

Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing," is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Minimum Investment Requirements.

You may be eligible to purchase Fund Shares if you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check the Funds will act to protect themselves and you. This may include restricting certain activities in your account until we are sure that we have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, governing escheatment regulations will be followed in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.





Referral Fees. The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.


The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.


VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange or over-the-counter ("OTC") are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of the last sale price. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Short-term securities maturing within 60 days at time of purchase held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.


Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.


The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a lower portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the fiscal years ended October 31, 2002 and October 31, 2001for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                                                       10/31/01       10/31/00
                                                       --------       --------
Equity I                                                      %               %
Equity II
Equity III
Equity Q
Tax-Managed Large Cap
Tax-Managed Mid & Small Cap
International
Emerging Markets
Fixed Income I
Fixed Income III
Diversified Equity
Special Growth
Equity Income
Quantitative Equity
International Securities
Real Estate Securities
Diversified Bond
Short Term Bond
Multistrategy Bond
Tax Exempt Bond
Select Growth*
Select Value*

* The Select Value and Select Growth Funds commenced operations on January 31, 2001.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").


BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.


Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).


In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and select brokers and dealers (including affiliates), which in their best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide them with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if they view the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment advisor and an affiliate of FRIMCo. Trades placed through FRS are used to obtain either research services for FRIMCo to assist it in its capacity as a manager of managers, or to generate commission rebates to the Funds on whose behalf the trades were made. The Funds' money managers are requested to effect transactions with or through FRS only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo proposes targets for the amount of trading that its money managers direct through FRS based upon asset class, investment style and other factors.

Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity, but will also benefit other Funds within FRIC and may also benefit other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. However, a portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.

Decisions concerning the acquisition of research services are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to all purchases of research services using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to the Funds.

FRS also rebates to the Funds a portion of commissions earned on trading by the Funds in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. FRS begins generating commission recapture on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process. FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, the brokerage commissions paid by the Funds were:

                                              2002        2001           2000
                                              ----        ----           ----
Equity I                                              $ 3,222,483    $ 3,081,680
Equity II                                               2,070,939      1,847,045
Equity III                                                284,943        324,505
Equity Q                                                1,801,456        964,516
Tax-Managed Large Cap (formerly Equity T)                 531,811        466,177
Tax-Managed Mid & Small Cap                               237,723        206,572
International                                           4,735,081      4,607,947
Emerging Markets                                        1,445,466      1,692,868
Diversified Equity                                      3,433,247      5,723,294
Special Growth                                          1,944,664      1,661,104
Equity Income                                             343,358        338,999
Quantitative Equity                                     1,588,513      1,055,437
International Securities                                3,832,844      4,138,197
Real Estate Securities                                  1,216,472      1,137,722
Select Growth*                                            225,978             --
Select Value*                                             173,575             --
                                                      -----------    -----------
         Total                                        $27,088,553    $27,246,063
                                                      -----------    -----------






* The Select Growth and Select Value Funds commenced operations on January 31, 2001.


The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.


During the fiscal year ended October 31, 2002, approximately $_______ million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000 from portfolio transactions effected for the Funds, were as follows:



                                               2002                                2001                             2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Percent of                         Percent of                     Percent of
                                                       Total                             Total                          Total
Affiliated Broker/Dealer         Commissions        Commissions      Commissions      Commissions     Commissions    Commissions
------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Autranet                                                             $        --              --     $     6,872          0.02%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America                                                               --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Boston Co.                                                                    --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Commerze Bank                                                                 --              --          10,690          0.04%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware                                                                      --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                                  --              --          22,973          0.08%
-----------------------------------------------------------------------------------------------------------------------------------
Dresdner Klienworth                                                           --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity                                                                      --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial                                                            --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Frank Russell Securities                                               3,143,852           10.54%      1,669,182          5.78%
-----------------------------------------------------------------------------------------------------------------------------------
Invesco                                                                       --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
Jarnine Fleming                                                               --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan                                                                     --              --         171,668          0.58%
-----------------------------------------------------------------------------------------------------------------------------------
Marathon                                                                      --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery                                                                    --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Nicholas-Applegate                                                            --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Oechsle                                                                       --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Robert W. Baird & Co.                                                     31,627            0.11%         14,758          0.05%
-----------------------------------------------------------------------------------------------------------------------------------
Robinson Humphrey                                                             --              --           5,350          0.02%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney                                                          --              --         153,062          0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Sanford Bernstein                                                         32,732           0.11%          62,641          0.21%
-----------------------------------------------------------------------------------------------------------------------------------
Schroder & Co.                                                                --              --           1,394          0.00%
-----------------------------------------------------------------------------------------------------------------------------------
State Street Bank                                                             --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $3,208,211           10.76%    $ 2,148,590          7.31%
------------------------------------------------------------------------------------------------------------------------------------



The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2002 for the Funds was ______%.

During the fiscal year ended October 31, 2002, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2002, was as follows:



                                                                     Investment

Fund

--------------------------------------------------------------------------------
Equity I
Equity II
Equity III
Equity Q
Fixed Income I
Fixed Income III
Diversified Equity
Special Growth
Equity Income
Quantitative Equity
Diversified Bond
Short Term Bond

Multistrategy Bond
Tax-Managed Mid &
Small Cap
Select Growth
Select Value

At October 31, 2002, the Funds did not have any holdings in their following remaining top 10 broker-dealers:

[To be filed by amendment]

YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Calculation of Average Annual Total Return.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P(1+T)/n/ = ERV

Where:        P       =       a hypothetical initial payment of $1,000;
              T       =       Average annual total return;
             /n/      =       Number of years; and
             ERV      =       Ending redeemable value of a hypothetical
                              $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).


The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions.

Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P (1+T)/n/ =ATV/D/

Where:     P      =   hypothetical initial payment of $1,000.
           T      =   average annual total return (after taxes on
                      distributions).
          /n/     =   number of years.
       ATV/D/     =   ending value of a hypothetical $1,000 payment made at the
                      beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.


The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.


The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares.

Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P (1+T)/n/ =ATV/DR/

Where:           P    =        hypothetical initial payment of $1,000.
                 T    =        average annual total return (after taxes on
                               distributions and redemptions).
                /n/   =        number of years.
            ATV/DR/   =        ending value of a hypothetical $1,000
                               payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.


The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.


The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.


The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Presentation of Average Annual Total Returns.


Those Funds and Classes that have not been in operation for 10 years (or, in some cases, have not been in operation for 5 years) are marked with an * in the following tables.

Returns for periods prior to the date that each Fund issued its Class E, Class C or Class Y Shares are those of the Fund's Class S or Class I Shares, as applicable, and therefore do not reflect deduction of Rule 12b-1 or shareholder servicing fees.

Except for the Short Term Bond Fund, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, all Funds with Class C Shares first issued those Class C Shares on January 29, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds first issued Class C Shares on December 1, 1999.

Each Fund commenced operations of its Class E Shares on the following dates:
Diversified Equity - May 27, 1997; Equity Income, Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond - November 4, 1996; Multistrategy Bond - September 11, 1998; Emerging Markets - September 22, 1998; Short Term Bond - February 18, 1999; Tax Exempt Bond - May 14, 1999; Tax-Managed Large Cap and Tax-Managed Mid & Small Cap - December 6, 2000; and Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III - May 14, 1999. The returns for the Class E Shares issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees.


Each Fund which issues Class Y Shares, other than the Equity III and Fixed Income III Funds, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000. For the periods shown, no Class Y Shares of the Equity III Fund were issued.

For periods prior to April 1, 1995, performance results for the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond and Money Market Funds do not reflect deduction of investment management fees.



The returns of the Tax Exempt Bond Fund prior to January 1, 1999 reflect a higher advisory fee than is currently born by the Fund.


The Tax-Managed Large Cap Fund commenced operations on October 7, 1996. The Tax-Managed Mid & Small Cap Fund commenced operations on December 1, 1999. The Emerging Markets, Multistrategy Bond and Fixed Income III Funds commenced operations on January 29, 1993.

No Class A Shares of the Money Market Fund were issued as of the date of this Statement.

Past performance, both before-tax and after-tax, is no indication of future results.


Average Annual Total Return Before Taxes


                                                                                                                10 Years Ending
                                                                                                              October 31, 2002 or
                                                                      1 Year Ending       5 Years Ending       From Inception to
Fund                                                                October 31, 2002     October 31, 2002      October 31, 2002
----
-----------------------------------------------------------------------------------------------------------------------------------
Equity I - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity I - Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Equity I - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Equity II - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity II - Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Equity II - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Equity III - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity III - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class E
-----------------------------------------------------------------------------------------------------------------------------------
International - Class I
-----------------------------------------------------------------------------------------------------------------------------------
International - Class Y
-----------------------------------------------------------------------------------------------------------------------------------
International - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class C
-----------------------------------------------------------------------------------------------------------------------------------
International Securities - Class S
-----------------------------------------------------------------------------------------------------------------------------------
International Securities - Class E
-----------------------------------------------------------------------------------------------------------------------------------
International Securities - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Return Before Taxes

                                                                                                                 10 Years Ending
                                                                                                                October 31, 2002 or
                                                                       From Inception to     5 Years Ending       1 Year Ending
Fund                                                                   October 31, 2002     October 31, 2002     October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class E
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class C
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class C
-----------------------------------------------------------------------------------------------------------------------------------


Average Annual Total Return After Taxes on Distributions


                                                                                                                 10 Years Ending
                                                                                                                October 31, 2002 or
                                                                      From Inception to      5 Years Ending       1 Year Ending
Fund                                                                   October 31, 2002     October 31, 2002     October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
Equity I - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity II - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity III - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class I
-----------------------------------------------------------------------------------------------------------------------------------
International - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Intl Securities - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Return After Taxes
on Distributions and Sale of Fund Shares

                                                                                                                 10 Years Ending
                                                                                                                October 31, 2002 or
                                                                         From Inception to    5 Years Ending      1 Year Ending
Fund                                                                      October 31, 2002   October 31, 2002    October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
Equity I - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity II - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity III - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q - Class I
-----------------------------------------------------------------------------------------------------------------------------------
International - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III - Class I
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------
International Securities - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Global Equity - Class S
-----------------------------------------------------------------------------------------------------------------------------------


Yield Quotation.


Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b +1)/6/ -1]
                             -------------------------
                                        cd

Where:      A     =     dividends and interest earned during the period
            B     =     expenses accrued for the period (net of reimbursements)
            C     =     average daily number of Shares outstanding during the
                        period that were entitled to receive dividends
            D     =     the maximum offering price per share on the last day of
                        the period

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. Current yields are calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yields, carried out to at least the nearest hundredth of one percent, are calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:



EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) /365/7]/ - 1.

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (39.6%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the 7 days ended October 31, 2002 for the Class S Shares of the Money Market Funds are set forth below. The tax-equivalent yield for the Tax Free Money Market Funds is also set forth below.

Fund                                  7-Day yield    Tax Equivalent   Effective
----                                  -----------    --------------   ---------
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund

The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.


Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS


Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Certain investment policies and restrictions may also be fundamental. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.


No Fund may:


       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.


       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

       4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.


       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.


       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.


       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.


       No Fund may borrow money for purposes of leveraging or investment.

INVESTMENT POLICIES.

Fund Investment Securities

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectuses. The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in. The Funds may not invest in all of the investment listed below.



                                                                                                        Real
                           Diversified  Equity   Quantitative International Diversified Multistrategy   Estate     Select   Select
    Type of Portfolio        Equity     Income     Equity      Securities      Bond         Bond       Securities  Growth   Value
        Security              Fund       Fund       Fund          Fund         Fund         Fund         Fund       Fund     Fund
        --------              ----       ----       ----          ----         ----         ----         ----       ----     ----
-----------------------------------------------------------------------------------------------------------------------------------
Common stocks ............     X          X           X            X                                       X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
Common stock
  Equivalents
-----------------------------------------------------------------------------------------------------------------------------------
  (warrants) .............     X          X           X            X                                       X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
  (options) ..............     X          X           X            X                                       X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
  (convertible debt
  securities) ............     X          X           X            X            X             X            X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
  (depository receipts) ..     X          X           X            X            X                          X
-----------------------------------------------------------------------------------------------------------------------------------
Preferred stocks .........     X          X           X            X            X             X            X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
Equity derivative
  Securities .............     X          X           X            X                                       X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds) ............                                                                    X
-----------------------------------------------------------------------------------------------------------------------------------
US government
  Securities .............     X          X           X            X            X             X            X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal obligations ....                                                      X             X
-----------------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities .............     X          X           X            X            X             X            X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign securities .......     X          X           X            X            X             X            X         X        X
-----------------------------------------------------------------------------------------------------------------------------------



                                                           Tax-
                                               Tax-      Managed                 Tax     Short            US Government   Tax Free
                                 Emerging    Managed      Mid &      Special   Exempt    Term     Money       Money         Money
     Type of Portfolio            Markets   Large Cap   Small Cap    Growth     Bond     Bond     Market     Market        Market
        Securities                 Fund        Fund        Fund       Fund      Fund     Fund      Fund       Fund          Fund
        ----------                 ----        ----        ----       ----      ----     ----      ----       ----          ----
------------------------------------------------------------------------------------------------------------------------------------
Common stocks .................      X          X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
------------------------------------------------------------------------------------------------------------------------------------
  (warrants) ..................      X                                  X
------------------------------------------------------------------------------------------------------------------------------------
  (options) ...................      X          X           X           X
------------------------------------------------------------------------------------------------------------------------------------
  (convertible debt
  securities) .................      X          X           X           X                  X
------------------------------------------------------------------------------------------------------------------------------------
  (depository receipts) .......      X          X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks ..............      X                      X           X                  X
------------------------------------------------------------------------------------------------------------------------------------
Equity derivative
  securities ..................      X          X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds) ......................      X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
US government securities ......      X          X           X           X         X        X        X           X             X
------------------------------------------------------------------------------------------------------------------------------------
Municipal obligations .........                                                   X        X        X           X             X
------------------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities ..................      X          X           X           X         X        X        X           X             X
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities ............      X          X           X           X                  X
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Fixed        Fixed
      Type of Portfolio                     Equity I   Equity II  Equity III   Equity Q   International  Income I   Income III
           Security                           Fund       Fund        Fund        Fund         Fund         Fund        Fund
           --------                           ----       ----        ----        ----         ----         ----        ----
--------------------------------------------------------------------------------------------------------------------------------
Common stocks ..........................        X          X          X           X            X
--------------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
--------------------------------------------------------------------------------------------------------------------------------
  (warrants) ...........................        X          X          X           X            X
--------------------------------------------------------------------------------------------------------------------------------
  (options) ............................        X          X          X           X            X
--------------------------------------------------------------------------------------------------------------------------------
  (convertible debt
  securities) ..........................        X          X          X           X            X            X            X
--------------------------------------------------------------------------------------------------------------------------------
  (depository receipts) ................        X          X          X           X            X
--------------------------------------------------------------------------------------------------------------------------------
Preferred stocks .......................        X          X          X           X            X            X            X
--------------------------------------------------------------------------------------------------------------------------------
Equity derivative securities ...........        X          X          X           X            X
--------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds) ...............................                                                                                 X
--------------------------------------------------------------------------------------------------------------------------------
US government securities ...............        X          X          X           X            X            X            X
--------------------------------------------------------------------------------------------------------------------------------
Municipal obligations ..................                                                                    X            X
--------------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities ...........................        X          X          X           X            X            X            X
--------------------------------------------------------------------------------------------------------------------------------
Foreign securities .....................        X          X          X           X            X            X            X
--------------------------------------------------------------------------------------------------------------------------------

Other Investment Practices

The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.


                                Diversified   Equity    Quantitative  International  Diversified   Multistrategy Select     Select
        Type of Portfolio         Equity      Income       Equity      Securities      Bond           Bond       Growth      Value
            Security               Fund        Fund         Fund          Fund         Fund           Fund        Fund       Fund
            --------               ----        ----         ----          ----         ----           ----        ----       ----
------------------------------------------------------------------------------------------------------------------------------------
Uninvested cash balances .......    X           X            X             X            X              X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1) .......                                           X            X              X
------------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
commitment securities ..........                                           X            X              X
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
Agreements .....................                                           X            X              X
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio
securities not to exceed
33 1/3% of total Fund
Assets .........................    X           X            X             X            X              X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities
(limited to 15% of a
Fund's net assets) .............    X           X            X             X            X              X            X         X
Forward currency
contracts(2) ...................                                           X            X              X
------------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
options on securities,
securities indexes and
foreign currencies(3) ..........    X           X            X             X            X              X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Purchase options on
securities, securities
indexes, and currencies(3) .....    X           X            X             X            X              X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Interest rate futures
contracts, stock index
futures contracts,
foreign currency
contracts and options on
futures(4) .....................    X           X            X             X            X              X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolios ...........    X           X            X             X                                        X         X
------------------------------------------------------------------------------------------------------------------------------------


___________
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.


(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

                                                                   Tax-                                         US         Tax
                                   Real                  Tax-     Managed             Tax    Short          Government    Free
                                  Estate    Emerging   Managed     Mid &    Special  Exempt  Term   Money      Money      Money
    Type of Portfolio            Securities  Markets  Large Cap  Small Cap  Growth    Bond   Bond   Market    Market     Market
       Securities                  Fund       Fund       Fund      Fund      Fund     Fund   Fund    Fund      Fund       Fund
       ----------                  ----       ----       ----      ----      ----     ----   ----    ----      ----       ----
---------------------------------------------------------------------------------------------------------------------------------
Uninvested cash balances ......      X          X         X          X         X       X       X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1) ......                 X                                      X       X      X          X
---------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  Commitment securities .......                 X                                      X       X      X          X          X
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  Agreements ..................                 X                                      X       X      X          X          X
---------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities
  not to exceed 33 1/3%
  of total Fund assets ........      X          X         X          X         X               X      X          X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited
  To 15% of a Fund's net
  assets) .....................      X          X         X          X         X       X       X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited
  To 10% of a Fund's net
  assets) .....................                                                                       X          X          X
---------------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2) ................                 X                                              X
---------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3) .......      X          X         X          X         X               X
---------------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and
  currencies(3) ...............      X          X         X          X         X               X
---------------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts, foreign
  currency contracts and
  options on futures(4) .......      X          X                              X       X       X
---------------------------------------------------------------------------------------------------------------------------------
Credit and liquidity
  Enhancements ................                                                        X              X          X          X
---------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio ...........      X          X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------


___________
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.


(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

                                                                                                        Fixed       Fixed
     Type of Portfolio                   Equity I   Equity II  Equity III    Equity Q   International  Income I   Income III
         Security                          Fund       Fund        Fund         Fund         Fund         Fund        Fund
         --------                          ----       ----        ----         ----         ----         ----        ----
------------------------------------------------------------------------------------------------------------------------------
Uninvested cash balances .............       X          X           X           X             X           X           X
------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1) .............                  X           X           X                         X           X
------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
commitment securities ................                  X           X           X                         X           X
------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
Agreements ...........................                  X           X           X                         X           X
------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities
not to exceed 33 1/3%
of total Fund assets .................       X          X           X           X             X           X           X
------------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited
to 15% of a Fund's net
assets) ..............................       X          X           X           X             X           X           X
------------------------------------------------------------------------------------------------------------------------------
Forward currency
contracts(2) .........................                  X           X           X             X           X           X
------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
options on securities,
securities indexes and/or
foreign currencies(3) ................       X          X           X           X             X           X           X
------------------------------------------------------------------------------------------------------------------------------
Purchase options on
securities, securities
indexes, and/or
currencies(3) ........................       X          X           X           X             X           X           X
------------------------------------------------------------------------------------------------------------------------------
Interest rate futures
contracts, stock index
futures contracts, foreign
currency contracts and
options on futures(4) ................       X          X           X           X             X           X           X
------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio ..................       X          X           X           X             X           X           X
------------------------------------------------------------------------------------------------------------------------------


________


(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, International Securities, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Uninvested Cash Balances. Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment of uninvested cash balances in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However,

Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances invested in these funds is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.


Liquidity Portfolio. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.


The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Select Growth, Select Value, Emerging Markets and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of those Funds' assets assigned to a "Liquidity Portfolio.

A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for uninvested cash balances by purchasing index futures contracts, index options and/or index swaps in amounts that expose the Liquidity Portfolio to the performance of the relevant index. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.

Money Market Instruments. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of these Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.


The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.


FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.


CERTAIN INVESTMENTS.


Repurchase Agreements. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve

System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."


Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Risk Factors. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

Illiquid Securities. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.


Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefore or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

Lending Portfolio Securities. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.


Options And Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.


A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.


A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.


If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.


To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.


Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

         Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.


Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.


A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund's investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its uninvested cash balances for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.


A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with applicable regulations of the CFTC pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined by CFTC Rules.


The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."


Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.


Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.


Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements. The Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value and International Securities Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Fund's investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.


A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is relatively new and is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

Hedging Strategies. The Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Value, Select Growth and International Securities Funds may use stock index futures contracts, exchange traded and over-the-counter options and/or equity index swaps as "equitization" vehicles for uninvested cash balances held by those Funds. For example: equity index futures contracts are purchased to correspond with the uninvested cash balances in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's uninvested cash balances will always be fully exposed to equity market performance.

Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International

Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.





Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.


The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.


Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.


In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in that are segregated declines, additional liquid assets will segregated so that the value of the segregated liquid assets will equal the amount of the Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.


At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.


The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.


If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.


Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.


A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.


Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Depository Receipts. A Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

ETF'S or Exchange Traded Funds. The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. In the future, as new products become available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Real Estate Investment Trusts. The Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor is subject to a duplicate level of fees if the fund invests in REITs.

Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund, Diversified Bond Fund, Short Term Bond Fund, Money Market Fund and Fixed Income I Fund.

Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.


The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.


Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.


Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.


Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.


Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.


Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

     Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

          General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

          Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

          Industrial Development Bonds - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

     Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

          Tax Anticipating Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

          Bond Anticipating Notes - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

          Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

          Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

          Pre-Refunded Municipal Bonds - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

          Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

          Tax Free Floating and Variable Rate Demand Notes - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

          Tax Free Participation Certificates - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.


          A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

               The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.


          Demand Notes. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

          The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

          The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Interest Rate Transactions. The Fixed Income III, Short Term Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.


The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.


Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the

Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.


Other Debt Securities. Multistrategy Bond and Fixed Income III Funds may invest in debt securities issued by supranational organizations such as:


          The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

          The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

          The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

          The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

Brady Bonds. The Fixed Income III, Multistrategy Bond, Short Term Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.


Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES





Tax Information for All Funds

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Tax-Exempt Bond Fund, Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund.

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Distributions of Five-Year Gain. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.






Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.






Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

Redemptions and Five-Year Gain. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year 2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the sale of Fund shares purchased after January 1, 2001 and held for more than five years (or for which you made an election to mark to market as of January 2, 2001 and hold until 2006) will be subject to a maximum rate of tax of 18%.

U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.






Investment in Complex Securities. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Additional Tax Information With Respect to the Tax-Exempt Bond Fund

The tax information described in "Tax Information for All Funds" above applies to the Tax-Exempt Bond Fund, except as noted in this section.

Exempt-Interest Dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Dividends-Received Deduction for Corporations. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Additional Tax Information With Respect to the Money Market Fund, the U.S. Government Money Market Fund and the Tax Free Money Market Fund

The tax information described in "Tax Information for All Funds" above applies to the Money Market Fund, U.S. Government Money Market Fund and Tax Free money Market Fund except as noted in this section.

Distributions of Net Investment Income. Each Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Exempt-Interest Dividends (Only Applies to Tax Free Money Market Fund). By meeting certain requirements of the Code, the Tax Free Money Market Fund (but not the U.S. Government Money Market Fund nor the Money Market Fund) has qualified and continues to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income (Only Applies to Tax Free Money Market Fund). The Tax Free Money Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax Free Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Effect of Foreign Investments on Distributions (Only Applies to Money Market
Fund). Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Money Market Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Money Market Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you.

The Money Market Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year (including, for the Tax Free Money Market Fund, the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income (or tax-exempt or tax preference income for shareholders of the Tax Free Money Market Fund), a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different FRIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Funds' income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax (Only Applies to Tax Free Money Market Fund). Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

         At October 31, 2002, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:



-----------------------------------------------------------------------------------------------------------------------------------
         Fund            10/31/03    10/31/04   10/31/05   10/31/06    10/31/07    10/31/08     10/31/09     10/31/10      TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Equity I                        --          --       --         --          --           --   132,776,510
-----------------------------------------------------------------------------------------------------------------------------------
Equity II                       --          --       --         --          --           --    22,280,399
-----------------------------------------------------------------------------------------------------------------------------------
Equity III                      --          --       --         --          --    9,290,945            --
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q                        --          --       --         --          --           --   104,770,466
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large
Cap                             --          --       --    655,350     716,803   15,494,001    40,037,533
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid &               --          --       --         --          --    6,468,429    17,757,128
Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
International                   --          --       --         --          --           --   158,167,831
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets         2,887,175     348,806       -- 56,335,865  30,325,300    6,163,374    63,634,607
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income I                  --          --       --         --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond          2,834,049   1,947,924  574,853     51,911   3,481,990    2,691,693            --
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III                --          --       --         --   1,303,422    7,309,954     8,613,376
-----------------------------------------------------------------------------------------------------------------------------------
Money Market                41,009         814       --      3,246      12,599      106,731        35,378
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity              --          --       --         --          --           --   176,093,570
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth                  --          --       --         --          --           --    14,602,506
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income                   --          --       --         --          --   11,599,781       565,159
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative                    --          --       --         --          --           --   110,262,910
Equity
-----------------------------------------------------------------------------------------------------------------------------------
International                   --          --       --         --          --           --   127,067,317
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                     --          --       --         --  15,587,051   10,165,234            --
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                --          --       --         --          --      549,836            --
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond              --          --       --         --   6,014,949    8,733,024            --
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond             63,833      15,075       --    141,152     399,028    1,845,627            --
-----------------------------------------------------------------------------------------------------------------------------------
Tax Free Money                  --          --       --         --          --       68,310        63,186
Market
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't. Money
Market                       4,913       3,331    1,570        762       1,782        8,484         7,587
-----------------------------------------------------------------------------------------------------------------------------------
Select Value                    --          --       --         --          --           --     4,577,864
-----------------------------------------------------------------------------------------------------------------------------------
Select Growth                   --          --       --         --          --           --    15,489,408
-----------------------------------------------------------------------------------------------------------------------------------

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.


     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.


     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.


     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.


     Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America Holding Company and ABN AMRO Asset Management Holdings, Inc.


     Peachtree Asset Management is a division of Smith Barney Fund Management LLC. Smith Barney Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.


     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.


     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.


     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.


                            QUANTITATIVE EQUITY FUND


     Barclays Global Fund Advisors. See: Diversified Equity Fund.


     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

     J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.


                           TAX-MANAGED LARGE CAP FUND


     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                               SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

     David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

     Delphi Management, Inc. is 100% owned by Scott Black.





     Goldman Sachs Asset Management is a unit of the Investment Management Division of Goldman, Sachs & Co. which is majority owned by Goldman Sachs Group, Inc., a publicly traded company.


     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.


     Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.


     Suffolk Capital Management, LLC See: Diversified Equity Fund.


     TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.






                        TAX-MANAGED MID & SMALL CAP FUND


     Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                               SELECT GROWTH FUND

     CapitalWorks Investment Partners, LLC See: Special Growth Fund.

     Fuller & Thaler Asset Management, Inc. is controlled by Russell J. Fuller.

     Strong Capital Management, Inc. See: Diversified Equity Fund.


     TCW Investment Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is majority owned by Societe Generale Asset Management, S.A., a wholly-owned subsidiary of Societe Generale, S.A., a publicly traded organization.


     Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND


     Iridian Asset Management LLC ("Iridian") is majority owned by BIAM (US) Inc., an indirect subsidiary of The Governor and Company of the Bank of Ireland, a publicly traded company. The remaining 39% is owned by LC Capital Management, LLC, ("LC Capital") a Delaware limited liability company primarily controlled by CL Investors, Inc., a Delaware corporation. David L. Cohen and Harold J. Levy each owns 50% of the voting securities of CL Investors.


     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

                               EQUITY INCOME FUND


     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Brandywine Asset Management, LLC is wholly-owned by Legg Mason, Inc., a publicly traded company.

     DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

     Iridian Asset Management LLC. See: Select Value Fund.


                           REAL ESTATE SECURITIES FUND


     AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA") CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

     RREEF America L.L.C., is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

     Security Capital Research & Management Incorporated is a wholly-owned subsidiary of GECIA Holdings, Inc., which is wholly-owned by General Electric Corporation, a publicly traded company.


                          INTERNATIONAL SECURITIES FUND


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     AQR Capital Management LLC is principally controlled by Clifford S. Asness, Ph.D, who owns 52.5% of the company.


     Capital International, Inc., is 100% owned by Capital Group International, Inc., which in turn, is 100% owned by Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a group of approximately 300 professionals and recent retirees.


     Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

     Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard
H. Driehaus.

     Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.





     Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

     Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

     Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

     The Boston Company Asset Management LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, See: Diversified Equity Fund.

     Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.




     Schroder Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.


     T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.


                              DIVERSIFIED BOND FUND

     Lincoln Capital Management Company is a privately owned investment counsel firm owned 100% by employees, and one former employee. Active employees own 97% of the company and the top five owners account for 40% of ownership.


     Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.


     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND


     Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

     Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited liability partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.


     Pacific Investment Management Company. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND


     BlackRock Financial Management, Inc. operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. PNC Bank is the majority shareholder in BlackRock stock. The remaining shares are held by BlackRock employees and the public.

     Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.


     Pacific Investment Management Company, LLC See: Diversified Bond Fund.

     STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                              TAX EXEMPT BOND FUND

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Standish Mellon Asset Management. See: Diversified Bond Fund.

                                  EQUITY I FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, See: Diversified Equity Fund.

     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.


     Marsico Capital Management Company, LLC. See: Diversified Equity Fund

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.


     Montag & Caldwell, Inc. See: Diversified Equity Fund.

     Peachtree Asset Management. See: Diversified Equity Fund.

     Strong Capital Management, Inc. See: Diversified Equity Fund.

     Suffolk Capital Management, LLC See: Diversified Equity Fund.


     Turner Investment Partners Inc. See: Diversified Equity Fund.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                                  EQUITY Q FUND


     Barclays Global Fund Advisors. See: Diversified Equity Fund.


     Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

     CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

     David J. Greene and Company, LLC. See: Special Growth Fund.

     Delphi Management, Inc. See: Special Growth Fund.


     Goldman Sachs Asset Management.  See: Special Growth Fund.


     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

     Sirach Capital Management, Inc. See: Special Growth Fund.

     Suffolk Capital Management, LLC See: Diversified Equity Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.




                                 EQUITY III FUND


     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Brandywine Asset Management, LLC. See: Equity Income Fund.

     DePrince, Race & Zollo, Inc. See: Equity Income Fund.


     Iridian Asset Management LLC. See: Select Value Fund.




                               INTERNATIONAL FUND


     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, See: Diversified Equity Fund.

     AQR Capital Management LLC. See: International Securities Fund.

     Capital International, Inc. See: International Securities Fund.

     Delaware International Advisers Limited. See: International Securities
Fund.

     Driehaus Capital Management, Inc. See: International Securities Fund.

     Fidelity Management & Research Company. See: International Securities Fund.

     Marvin & Palmer Associates, Inc. See: International Securities Fund.

     Mastholm Asset Management, LLC. See: International Securities Fund.

     Oechsle International Advisors, LLC. See: International Securities Fund.


     The Boston Company Asset Management, Inc. See: International Securities
Fund.

                               FIXED INCOME I FUND

     Lincoln Capital Management Company. See: Diversified Bond Fund.

     Pacific Investment Management Company. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              FIXED INCOME III FUND

     Delaware Management Company, a series of Delaware Management Business Trust. See: Multistrategy Bond Fund.

     Morgan Stanley Investments, LP. See: Multistrategy Bond Fund.

     Pacific Investment Management Company. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                                MONEY MARKET FUND


     Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.


                         US GOVERNMENT MONEY MARKET FUND

     Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND


     Weiss, Peck & Greer, LLC is a wholly-owned subsidiary of Robeco Groep N.V.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

         MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

              Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

              A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

              Baa3 -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

              Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

              Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         STANDARD & POOR'S RATINGS GROUP ("S&P"):

              AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

              AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

              A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

              BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

              BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

              BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

              B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

              CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

              CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

              C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

              C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

              D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

              Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

              Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

         MOODY'S:


              Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

         Symbols used are as follows:

              MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

              MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         S&P:

              A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

              Note rating symbols are as follows:

              SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

              SP-2--Satisfactory capacity to pay principal and interest.

              S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

                 The first rating addresses the likelihood of repayment of
              principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP- I+/AAA" is assigned.


COMMERCIAL PAPER RATINGS.

              Moody's:

              Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.

              Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

              P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                      Leading market positions in well-established industries.

                      High rates of return on funds employed.

                      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


              Well-established access to a range of financial markets and assured sources of alternate liquidity.

              P-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

              Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              P-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


              Issuers rated Not Prime do not fall within any of the Prime rating categories.


              If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.


              S&P:


              A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

              A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

              A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

              B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

              C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

              R - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

              SD and D - An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.


              N.R. -  An issuer designated N.R. is not rated.

              Fitch Investors Service, Inc.:

              F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

              F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

              F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

              B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

              C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

              D - Default. Denotes actual or imminent payment default.

              Notes to Short-Term Ratings:

              "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

The 2002 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

         Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

         Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

         Board -- The Board of Trustees of FRIC.

         Code -- Internal Revenue Code of 1986, as amended.

         Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

         Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

         Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

         Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

         Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

          Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

         Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

         Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

         FNMA -- Federal National Mortgage Association.

         Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

         Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

         FRC  --  Frank Russell Company, consultant to FRIC and to the Funds

         FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

         FRIMCo -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

         Funds -- The 25 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

         Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

         GNMA -- Government National Mortgage Association

         Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or
(2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

         Institutional Funds -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

         Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

         Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

         Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

         Money Market Funds -- Money Market, US Government Money Market and Tax Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

         Moody's -- Moody's Investors Service, Inc., an NRSRO

         Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

         Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

         NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

         NYSE -- New York Stock Exchange

         Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

         PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

         Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

         Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

         Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

         Russell 1000(R) Index -- The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.






         S&P -- Standard & Poor's Ratings Group, an NRSRO

         S&P 500 -- Standard & Poor's 500 Composite Price Index

         SEC -- US Securities and Exchange Commission

         Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

         Statement -- FRIC's Statement of Additional Information

         Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

         Uninvested Cash Balances -- The Funds, other than the Money Market Funds, are authorized to invest their uninvested cash balances (i.e., money awaiting investment in the specific types of securities to be acquired by a
Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's uninvested cash balances in one or more of FRIC's money market funds.

         US -- United States

         US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

         Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

         Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

         1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

         1933 Act -- The Securities Act of 1933, as amended.

                                                 FRANK RUSSELL INVESTMENT
                                                 COMPANY
                                                 File No. 2-71299 and 811-3153
                                                 1933 Act Post-Effective
                                                 Amendment. No. 62
                                                 1940 Act Amendment No. 62

                                     PART C
                                OTHER INFORMATION

Item 23.       Exhibits

(a)      1.1      Amended and Restated Master Trust Agreement dated August 19,
                  2002 (incorporated by reference from Post-Effective
                  Amendment No. 61 dated December 16, 2002)

         1.2 Amendment No. 1 to Amended and Restated Master Trust Agreement dated October 8, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

         1.3 Amendment No. 2 to Amended and Restated Master Trust Agreement dated November 25, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

(b)      1.1      Bylaws dated August 8, 1984 (incorporated by reference to
                  Item 24(b)(2) filed under Post-Effective Amendment No. 38
                  dated February 24, 1998)

(c)      1.1      Form of Shares of Beneficial Interest for the Equity I,
                  Equity II, Equity III, Fixed Income I, Fixed Income II,
                  International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective
                  Amendment No. 39 dated April 28, 1998)

         1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

         1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

         1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28,
                  1998)

(d)      1.1      Advisory Agreement with Frank Russell Investment Management
                  Company dated January 1, 1999 (incorporated by reference to
                  Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999)

     1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     1.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

     2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)
          (5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    3.4 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 April 27, 2000)

    3.5 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to
               Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

    3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

    3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

    3.8 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

    3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

    3.10 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

    3.11 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares,

               Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

      3.12 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      3.13 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      4.1 Form of Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company for the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      5.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

      5.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)
               (d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

      5.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30,
               2000)

      5.4 Form of Letter Agreement to the Administrative Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      5.5 Form of Letter Agreement to the Administrative Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated
               December 16, 2002)

(e)   1.1      Distribution Agreement with Russell Fund Distributors, Inc. dated
               January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective
               Amendment No. 42 dated February 18, 1999)

      1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors, Inc. adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18,
               1999)

            1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

            1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

            1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

            1.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

            1.7 Form of Letter Agreement to the Distribution Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

        (f) 1.1   Bonus or Profit Sharing Plans (none)

        (g) 1.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

            1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

            1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

            1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

            1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

            1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2,
                  1999)

            1.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

            1.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

            1.17 Form of Amendment to Custodian Contract between FRIC and the custodian adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

       (h)  1.1   Transfer and Dividend Disbursing Agency Agreement dated
                  April 1, 1988 with Frank Russell Investment Management Company
                  (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24,
                  1998)

            1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

            1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

            1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

            1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

            1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to

                  Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

            1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999)

            1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2,
                  1999)

            1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

            1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

            1.13 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

            1.14 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

            1.15 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

            1.16 Form of letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement

            2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

            2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of

              Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      3.1 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference to Post-Effective Amendment No. 57 dated March 7, 2002)

      4.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      4.2 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

      4.3 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      4.4 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (to be filed by amendment)

      5.1 Shareholder Services Plan (incorporated by reference from Post-Effective Amendment No. 61 dated December 13, 2002)

      5.2 Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference from Post-Effective Amendment No. 61 dated December 13, 2002)

      6.1 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

      7.1 Joint Insurance Agreement Between FRIC and Russell Insurance Funds dated August 5, 1996 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

      7.2 Amended and Restated Joint Insurance Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

(i)   1.1     Opinion and Consent of Counsel (to be filed by amendment)

(j)   1.1     Other Opinions - Consent of PricewaterhouseCoopers, independent auditors of the Registrant (to be filed by amendment)

(k)   1.1     Financial Statements omitted from Item 22 (none)

(l)   1.1     Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated
              February 24, 1998)

(m)   1.1     Rule 12b-1 Distribution Plan (incorporated by reference from
              Post-Effective Amendment No. 61 dated December 16, 2002)

      1.2 Rule 12b-1 Distribution Plan for the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

(n)   1.1     Financial Data Schedule (none)

(o)   1.1     Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16,
              2002)

(p)   Codes of Ethics of the following information advisors and sub-advisors:

      1.1 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.2 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.3     AQR Capital Management, LLC
      1.4     Barclays Global Fund Advisors N.A. (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.5     BlackRock Financial Management (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)

      1.6 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.7     Brandywine Asset Management, Inc.
      1.8 CapitalWorks International Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.9 Cohen & Steers (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.10 David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)
      1.11 Delaware International Advisors Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.12 Delphi Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.13    DePrince, Race & Zollo, Inc.
      1.14    Driehaus Capital Management, Inc. (incorporated by reference to
              Post-Effective Amendment No. 47 dated September 1, 2000)
      1.15    Equinox Capital Management, Inc. (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.16    Fidelity International Limited (incorporated by reference to
              Post-Effective Amendment No. 52 dated March 1, 2001)
      1.17 Fidelity Management and Research Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)
      1.18 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27,
              2000)
      1.19    Frank Russell Group of Companies (incorporated by reference from
              Post-Effective Amendment No. 61 dated December 16, 2002)
      1.20    Franklin Portfolio Associates LLC (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.21 Fuller & Thaler Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
      1.22    Geewax, Terker & Company (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.23    Genesis Asset Managers, Ltd. (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.24 GlobeFlex Capital, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.25    Goldman Sachs Asset Management
      1.26 Iridian Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
      1.27 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.28 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 55 dated December 21, 2001)
      1.29 Lazard Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.30 Lincoln Capital Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.31 Lord, Abbett &Co. (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      1.32 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
      1.33    Marvin & Palmer Associates, Inc. (incorporated by reference from
              Post-Effective Amendment No. 55 dated December 21, 2001)
      1.34    Mastholm Asset Management, LLC (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.35    Merganser Capital Management LP (incorporated by reference from
              Post-Effective Amendment No. 50 dated January 12, 2001)
      1.36    MFS Institutional Advisors, Inc. (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.37 Miller, Anderson & Sherrerd, LLP (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.38    Montag & Caldwell, Inc.
      1.39 Montgomery Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.40 Nicholas Applegate Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.41    Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.42    Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.43 Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.44    RREEF America L.L.C.
      1.45 Schroders Capital Management International Limited (incorporated by reference from Post-Effective Amendment No. 55 dated December 21, 2001)
      1.46 Security Capital Global Capital Management Group (incorporated by reference from Post-Effective Amendment No. 46 dated April 27,
              2000)
      1.47 Sirach Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)
      1.48 Standish Mellon Asset Management Company LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1,
              2002)
      1.49 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.50    Strong Capital Management (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.51    Suffolk Capital Management Ltd. (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.52 Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
      1.53    T. Rowe Price Group, Inc.
      1.54 TCW Asset Management Co. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
      1.55 TimesSquare Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 47 dated October 19, 2000)
      1.56    Turner Investment Partners (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)
      1.57    Weiss, Peck & Greer, L.L.C. (incorporated by reference from
              Post-Effective Amendment No. 46 dated April 27, 2000)

      1.58 Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

Item 24.       Persons Controlled by or Under Common Control with Registrant

               None

Item 25. Indemnification (incorporated by reference from Post-Effective Amendment No. 51 dated January 31, 2001)

Item 26.       Business and Other Connections of Investment Advisor

               See Registrant's prospectus sections "The Purpose of the Fund--Multi-Style, Multi-Manager Diversification," "The Money Managers," "Money Manager Profiles," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 27.       Principal Underwriters

               (a)  SSgA Funds

               (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


        Name and                           Positions and                        Position and
        Principal Business                 Officers with                        Offices with
        Address                            Registrant                           Underwriter
        -----------------------            -----------------------------------  -------------------------

        Lynn L. Anderson                   Trustee, Chairman of the Board,      Director, Chairman of the
                                                                                Board and Chief Executive
                                                                                Officer
        Carla L. Anderson                  None                                 Assistant Secretary
        Leonard P. Brennan                 President and Chief Executive        Director
                                           Officer
        Karl J. Ege                        Secretary and General Counsel        Secretary and General
                                                                                Counsel
        Randall P. Lert                    Director of Investments              Director
        J. David Griswold                  None                                 President and Associate
                                                                                General Counsel
        Linda L. Gutmann                   None                                 Treasurer and Controller

        John C. James                      None                                 Assistant Secretary
        Gregory J. Lyons                   Assistant Secretary and Associate    Assistant Secretary
                                           General Counsel
        Greg J. Stark                      None                                 President

       B. James Rohrbacher            None            Director of Compliance and
                                                      Internal Audit, Chief
                                                      Compliance Officer

               (c)     Inapplicable.

Item 28.       Location of Accounts and Records

               All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

               FRIC                                    FRIMCo

               Frank Russell Investment Company        Frank Russell Investment
               909 A Street                             Management Company
               Tacoma, Washington 98402                909 A Street
                                                       Tacoma, Washington 98402

               SS                                      MM

               State Street Bank & Trust Company       Money Managers
               1776 Heritage Drive JA4N                 See, Prospectus Section
               North Quincy, Massachusetts 02171        "Money Manager Profiles"
                                                        for Names and Addresses

               Rule 31a-1

               (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity
               (b)           FRIC Records:
                        (1)         SS - Journals, etc.
                        (2)         SS - Ledgers, etc.
                        (3)         Inapplicable
                        (4)         FRIC - Corporate charter, etc.
                        (5)         MM - Brokerage orders
                        (6)         MM - Other portfolio purchase orders
                        (7)         SS - Contractual commitments
                        (8)         SS and FRIC - Trial balances
                        (9)         MM - Reasons for brokerage allocations
                       (10)         MM - Persons authorizing purchases and sales
                       (11)         FRIC and MM - Files of advisory material
                       (12)         ---
               (c)           Inapplicable
               (d) FRIMCo - Broker-dealer records, to the extent applicable
               (e)           Inapplicable
               (f)           FRIMCo and MM - Investment adviser records

Item 29.       Management Services

               None except as described in Parts A and B.

Item 30.       Undertakings

               Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company has duly caused this Post Effective Amendment No. 62 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 25th day of November, 2002.

                                            FRANK RUSSELL INVESTMENT COMPANY
                                            --------------------------------
                                                     Registrant


                                            By:    /s/ Leonard P. Brennan
                                                --------------------------------
                                                Leonard P. Brennan, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 25, 2002.

Signatures                                           Signatures
----------                                           ----------
/s/ Leonard P. Brennan                               /s/ Mark E. Swanson
--------------------------------------------         --------------------------------------------
Leonard P. Brennan, President and                    Mark E. Swanson, Treasurer, in his
Chief Executive Officer                              capacity as Chief Accounting Officer


/s/ Lynn L. Anderson                                 /s/ Paul E. Anderson
--------------------------------------------         --------------------------------------------
Lynn L. Anderson, Trustee                            Paul E. Anderson, Trustee



/s/ Paul Anton, PhD                                  /s/ William E. Baxter
--------------------------------------------         --------------------------------------------
Paul Anton, PhD, Trustee                             William E. Baxter, Trustee



/s/ Kristianne Blake                                 /s/ Lee C. Gingrich
--------------------------------------------         --------------------------------------------
Kristianne Blake, Trustee                            Lee C. Gingrich, Trustee


/s/ Eleanor W. Palmer                                /s/ Michael J. Phillips
--------------------------------------------         --------------------------------------------
Eleanor W. Palmer, Trustee                           Michael J. Phillips, Trustee


/s/ Raymond P. Tennison, Jr.                         /s/ Julie W. Weston
--------------------------------------------         --------------------------------------------
Raymond P. Tennison, Jr., Trustee                    Julie W. Weston, Trustee

                                  EXHIBIT INDEX

---------------------------------------------------------------------------------------------------------------------
                                  Name of Exhibit                                          Exhibit Number
                                  ---------------                                          --------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend                   (h)1.16
 Disbursing Agency Agreement
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Code of Ethics of AQR Capital Management, LLC                                                  (p)1.3
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Code of Ethics of Brandywine Asset Management, Inc.                                            (p)1.7
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Code of Ethics of DePrince, Race & Zollo, Inc.                                                 (p)1.13
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Code of Ethics of Goldman Sachs Asset Management                                               (p)1.25
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Code of Ethics of Montag & Caldwell, Inc.                                                      (p)1.38
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Code of Ethics of RREEF America L.L.C.                                                         (p)1.44
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Code of Ethics of T. Rowe Price Group, Inc.                                                    (p)1.53
---------------------------------------------------------------------------------------------------------------------

                        FRANK RUSSELL INVESTMENT COMPANY

                                FILE NO. 2-71299
                                FILE NO. 811-3153


                                    EXHIBITS

                            Listed in Part C, Item 23
                       To Post-Effective Amendment No. 62
                              and Amendment No. 62
                                       to
                       Registration Statement on Form N-1A
                                      Under
                             Securities Act of 1933
                                       and
                         Investment Company Act of 1940